UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-21732

Mercer Funds

(Exact name of registrant as specified in charter)

99 High Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

Caroline Hulme, Esq.

Mercer Investments, LLC

99 High Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code

(617) 747-9500

Date of fiscal year end: March 31, 2022

Date of reporting period: September 30, 2021

Item	1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Mercer Funds™

Semi-Annual Report

Mercer US Large Cap Equity Fund

Mercer US Small/Mid Cap Equity Fund

Mercer Non-US Core Equity Fund

Mercer Core Fixed Income Fund

Mercer Opportunistic Fixed Income Fund

Mercer Emerging Markets Equity Fund

Mercer Global Low Volatility Equity Fund

This report has been prepared for Mercer Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Mercer Funds prospectus. The prospectus contains more complete information about the Funds’ investment objectives, risks, and expenses. Investors are reminded to read the prospectus carefully before investing.

September 30, 2021

MERCER FUNDS

Mercer US Large Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.7%

	Basic Materials — 2.2%
59,400	Alcoa Corp.*	2,907,036
52,457	Celanese Corp. Class A	7,902,122
178,723	DuPont de Nemours, Inc.	12,151,377
17,400	Eastman Chemical Co.	1,752,876
96,700	Huntsman Corp.	2,861,353
36,970	LyondellBasell Industries NV Class A	3,469,635
83,200	Newmont Corp.	4,517,760

		35,562,159

	Communications — 23.4%
119,354	Airbnb, Inc. Class A*	20,021,633
9,019	Alphabet, Inc. Class A*	24,112,477
16,179	Alphabet, Inc. Class C*	43,122,050
44,842	Altice USA, Inc. Class A*	929,126
17,490	Amazon.com, Inc.*	57,455,350
6,530	Arista Networks, Inc.*	2,243,969
244,400	AT&T, Inc.	6,601,244
8,100	Charter Communications, Inc. Class A*	5,893,236
202,100	Cisco Systems, Inc.	11,000,303
179,694	Comcast Corp. Class A	10,050,285
31,621	Discovery, Inc. Class A*	802,541
30,450	eBay, Inc.	2,121,452
144,764	Facebook, Inc. Class A*	49,131,454
142,500	Juniper Networks, Inc.	3,921,600
188,449	Liberty Global Plc Class C*	5,551,708
438,284	Lumen Technologies, Inc.	5,430,339
75,805	Match Group, Inc.*	11,900,627
2,708	MercadoLibre, Inc.*	4,547,815
49,600	Motorola Solutions, Inc.	11,523,072
39,890	Netflix, Inc.*	24,346,463
9,696	Okta, Inc.*	2,301,249
53,376	Omnicom Group, Inc.	3,867,625
6,551	Sea, Ltd., ADR*	2,088,000
12,867	Shopify, Inc. Class A*	17,444,821
124,542	Snap, Inc. Class A*	9,199,918
16,885	Spotify Technology SA*	3,804,866
43,300	T-Mobile US, Inc.*	5,532,008
40,504	Trade Desk, Inc. (The) Class A*	2,847,431
143,758	Uber Technologies, Inc.*	6,440,358
165,800	Verizon Communications, Inc.	8,954,858
56,141	Walt Disney Co. (The)*	9,497,373

		372,685,251

	Consumer, Cyclical — 9.6%
3,093	Advance Auto Parts, Inc.	646,097
1,190	AutoZone, Inc.*	2,020,608
13,901	Carvana Co. Class A* (a)	4,191,707

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Consumer, Cyclical — continued
2,873	Chipotle Mexican Grill, Inc. Class A*	5,221,735
11,622	Costco Wholesale Corp.	5,222,346
20,210	Cummins, Inc.	4,538,358
50,404	Dollar General Corp.	10,692,705
104,400	Dollar Tree, Inc.*	9,993,168
3,980	Domino’s Pizza, Inc.	1,898,301
15,800	DR Horton, Inc.	1,326,726
123,003	General Motors Co.*	6,483,488
73,838	Kering SA, ADR	5,268,341
64,716	Lowe’s Cos., Inc.	13,128,288
15,057	Lululemon Athletica, Inc.*	6,093,568
50,456	LVMH Moet Hennessy Louis Vuitton SE, ADR	7,229,336
20,130	Magna International, Inc.	1,514,581
17,961	Marriott International, Inc. Class A*	2,659,844
99,975	NIKE, Inc. Class B	14,519,369
3,950	O’Reilly Automotive, Inc.*	2,413,687
95,758	PulteGroup, Inc.	4,397,207
89,655	Starbucks Corp.	9,889,843
31,631	Tesla, Inc.*	24,529,208
28,600	Thor Industries, Inc.	3,510,936
42,503	TJX Cos., Inc. (The)	2,804,348
23,302	Walgreens Boots Alliance, Inc.	1,096,359
4,295	Williams-Sonoma, Inc.	761,632

		152,051,786

	Consumer, Non-cyclical — 20.2%
157,606	Abbott Laboratories	18,617,997
16,500	AbbVie, Inc.	1,779,855
338,810	Adyen NV, ADR*	9,500,232
14,260	Align Technology, Inc.*	9,489,032
139,429	Altria Group, Inc.	6,346,808
18,812	Amgen, Inc.	4,000,372
167,700	Archer-Daniels-Midland Co.	10,063,677
45,200	AstraZeneca Plc, ADR	2,714,712
34,890	Baxter International, Inc.	2,806,203
8,532	Biogen, Inc.*	2,414,471
8,857	BioNTech SE, ADR*	2,417,872
67,518	Bristol-Myers Squibb Co.	3,995,040
119,600	Cardinal Health, Inc.	5,915,416
48,684	Cigna Corp.	9,744,589
418,413	Conagra Brands, Inc.	14,171,648
72,473	CORTEVA, Inc.	3,049,664
176,430	CVS Health Corp.	14,971,850
11,945	Danaher Corp.	3,636,536
5,470	DexCom, Inc.*	2,991,324
21,702	Eli Lilly & Co.	5,014,247
23,772	Estee Lauder Cos., Inc. (The) Class A	7,129,936
36,615	Gartner, Inc.*	11,126,566
6,805	Gilead Sciences, Inc.	475,329

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Consumer, Non-cyclical — continued
69,500	GlaxoSmithKline Plc, ADR(a)	2,655,595
11,226	Guardant Health, Inc.*	1,403,362
24,200	Haemonetics Corp.*	1,708,278
8,518	Humana, Inc.	3,314,780
19,429	Illumina, Inc.*	7,880,597
47,200	Ingredion, Inc.	4,201,272
35,994	Intra-Cellular Therapies, Inc.*	1,341,856
11,459	Intuitive Surgical, Inc.*	11,391,965
19,500	Jazz Pharmaceuticals Plc*	2,539,095
35,632	JM Smucker Co. (The)	4,276,909
89,500	Johnson & Johnson	14,454,250
6,554	Kellogg Co.	418,932
3,843	Kimberly-Clark Corp.	508,967
251,074	Kroger Co. (The)	10,150,922
40,664	McKesson Corp.	8,107,588
12,900	Medtronic Plc	1,617,015
134,900	Merck & Co., Inc.	10,132,339
12,974	Molina Healthcare, Inc.*	3,519,976
73,234	PayPal Holdings, Inc.*	19,056,219
72,800	Pfizer, Inc.	3,131,128
27,567	Philip Morris International, Inc.	2,613,076
10,389	Quest Diagnostics, Inc.	1,509,626
5,542	S&P Global, Inc.	2,354,740
35,812	Square, Inc. Class A*	8,589,150
53,920	Tyson Foods, Inc. Class A	4,256,445
27,754	UnitedHealth Group, Inc.	10,844,598
831,717	Viatris, Inc.	11,269,765
12,000	Zimmer Biomet Holdings, Inc.	1,756,320
72,197	Zoetis, Inc.	14,016,326

		321,394,467

	Energy — 2.4%
122,528	BP Plc, ADR	3,348,690
76,600	Canadian Natural Resources, Ltd.	2,798,964
44,370	Chevron Corp.	4,501,337
259,167	ConocoPhillips	17,563,748
243,446	Kinder Morgan, Inc.	4,072,852
10,590	Marathon Petroleum Corp.	654,568
6,527	Valero Energy Corp.	460,610
194,359	Williams Cos., Inc. (The)	5,041,672

		38,442,441

	Financial — 15.4%
44,200	AerCap Holdings NV*	2,555,202
48,470	Allstate Corp. (The)	6,170,716
214,400	American International Group, Inc.	11,768,416
32,902	Ameriprise Financial, Inc.	8,690,076
398,840	Annaly Capital Management, Inc. REIT	3,358,233
683,371	Banco Santander SA, ADR*	2,473,803

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
132,624	Bank of America Corp.	5,629,889
17,900	Berkshire Hathaway, Inc. Class B*	4,885,626
12,993	Boston Properties, Inc. REIT	1,407,792
165,031	Citigroup, Inc.	11,581,876
64,500	Citizens Financial Group, Inc.	3,030,210
89,923	Discover Financial Services	11,047,040
101,086	Equitable Holdings, Inc.	2,996,189
137,100	Equity Residential REIT	11,094,132
29,630	Essent Group, Ltd.	1,304,016
23,329	Essex Property Trust, Inc. REIT	7,459,214
62,043	Fifth Third Bancorp	2,633,105
18,700	JPMorgan Chase & Co.	3,061,003
34,160	KKR & Co., Inc.	2,079,661
76,504	Mastercard, Inc. Class A	26,598,911
172,988	MetLife, Inc.	10,678,549
41,816	Morgan Stanley	4,069,115
184,500	New York Community Bancorp, Inc.	2,374,515
10,482	PNC Financial Services Group, Inc. (The)	2,050,698
37,300	Popular, Inc.	2,897,091
31,384	Progressive Corp. (The)	2,836,800
16,717	Prudential Financial, Inc.	1,758,628
24,731	Ryman Hospitality Properties, Inc. REIT*	2,069,985
39,487	Simon Property Group, Inc. REIT	5,132,125
138,030	SLM Corp.	2,429,328
159,121	Synchrony Financial	7,777,834
10,824	T Rowe Price Group, Inc.	2,129,081
188,300	Truist Financial Corp.	11,043,795
348,970	Two Harbors Investment Corp. REIT(a)	2,212,470
189,665	US Bancorp	11,273,688
42,961	Ventas, Inc. REIT	2,371,877
116,181	Visa, Inc. Class A	25,879,318
190,100	Wells Fargo & Co.	8,822,541
132,709	Western Union Co. (The)	2,683,376
13,169	Weyerhaeuser Co. REIT	468,421
15,800	Willis Towers Watson Plc	3,672,868

		244,457,213

	Industrial — 5.1%
488,024	Amcor Plc	5,656,198
21,700	Crown Holdings, Inc.	2,186,926
58,697	Dover Corp.	9,127,383
11,941	Eaton Corp. Plc	1,782,911
18,600	FedEx Corp.	4,078,794
43,599	Honeywell International, Inc.	9,255,196
89,707	Johnson Controls International Plc	6,107,253
36,220	L3Harris Technologies, Inc.	7,977,093
66,413	Masco Corp.	3,689,242
33,281	Northrop Grumman Corp.	11,986,152
122,589	Raytheon Technologies Corp.	10,537,750

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Industrial — continued
4,475	Union Pacific Corp.	877,145
110,100	Vontier Corp.	3,699,360
11,169	Waters Corp.*	3,990,684

		80,952,087

	Technology — 18.1%
43,669	Accenture Plc Class A	13,970,587
62,106	Adobe, Inc.*	35,755,666
138,754	Apple, Inc.	19,633,691
20,803	Atlassian Corp. Plc Class A*	8,142,710
47,043	Autodesk, Inc.*	13,415,252
22,400	Broadcom, Inc.	10,862,432
7,513	Citrix Systems, Inc.	806,671
152,255	Cognizant Technology Solutions Corp. Class A	11,298,844
22,480	Crowdstrike Holdings, Inc. Class A*	5,525,134
19,142	DocuSign, Inc. Class A*	4,927,725
73,052	Fidelity National Information Services, Inc.	8,888,967
1,576	Fortinet, Inc.*	460,255
83,561	HP, Inc.	2,286,229
3,573	HubSpot, Inc.*	2,415,670
57,316	Intel Corp.	3,053,796
3,566	Jack Henry & Associates, Inc.	585,038
27,740	Marvell Technology, Inc.	1,672,999
40,820	Micron Technology, Inc.	2,897,404
131,218	Microsoft Corp.	36,992,979
10,304	MSCI, Inc. Class A	6,268,335
4,032	NetApp, Inc.	361,912
85,920	NVIDIA Corp.	17,799,187
227,177	Oracle Corp.	19,793,932
16,353	QUALCOMM, Inc.	2,109,210
29,749	ROBLOX Corp. Class A* (a)	2,247,537
88,439	salesforce.com, Inc.*	23,986,426
49,756	Seagate Technology Holdings Plc	4,105,865
23,260	ServiceNow, Inc.*	14,474,000
11,935	Snowflake, Inc. Class A*	3,609,502
25,500	Teradyne, Inc.	2,783,835
21,274	Twilio, Inc. Class A*	6,787,470

		287,919,260

	Utilities — 1.3%
218,800	Edison International	12,136,836
76,000	FirstEnergy Corp.	2,707,120
127,300	NiSource, Inc.	3,084,479
55,700	PPL Corp.	1,552,916
31,100	UGI Corp.	1,325,482

		20,806,833

	TOTAL COMMON STOCKS (COST $1,161,967,579)	1,554,271,497

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENT — 0.1%

		Mutual Fund - Securities Lending Collateral — 0.1%
1,145,932		State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(b) (c)	1,145,932

		TOTAL SHORT-TERM INVESTMENT (COST $1,145,932)	1,145,932

		TOTAL INVESTMENTS — 97.8% (Cost $1,163,113,511)	1,555,417,429

		Other Assets and Liabilities (net) — 2.2%	34,721,675

		NET ASSETS — 100.0%	$1,590,139,104

		Notes to Schedule of Investments:

	*	Non-income producing security.

	(a)	All or a portion of this security is out on loan.

	(b)	The rate disclosed is the 7-day net yield as of September 30, 2021.

	(c)	Represents an investment of securities lending cash collateral.

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
131	S&P 500 E-mini Index	Dec 2021	$28,150,263	$(1,184,018)
12	S&P Mid 400 E-mini Index	Dec 2021	3,159,840	(55,034)

				$(1,239,052)

Abbreviations

ADR	— American Depository Receipt
REIT	— Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	97.7
Futures Contracts	(0.1)
Short-Term Investment	0.1
Other Assets and Liabilities (net)	2.3

100.0%

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.8%

	Basic Materials — 2.8%
292,243	Axalta Coating Systems, Ltd.*	8,530,573
41,000	Cabot Corp.	2,054,920
70,200	Chemours Co. (The)	2,040,012
11,700	Eastman Chemical Co.	1,178,658
351,273	Element Solutions, Inc.	7,615,599
40,342	FMC Corp.	3,693,713
80,900	Huntsman Corp.	2,393,831
56,300	Koppers Holdings, Inc.*	1,759,938
77,300	Mosaic Co. (The)	2,761,156
24,511	Quaker Chemical Corp.(a)	5,826,755
17,400	Reliance Steel & Aluminum Co.	2,478,108
57,141	RPM International, Inc.	4,436,999
35,900	Schweitzer-Mauduit International, Inc.	1,244,294
45,400	Steel Dynamics, Inc.	2,654,992
23,700	Tronox Holdings Plc Class A	584,205
75,500	Valvoline, Inc.	2,354,090

		51,607,843

	Communications — 3.4%
58,900	AMC Networks, Inc. Class A*	2,744,151
80,500	Cars.com, Inc.*	1,018,325
72,199	Ciena Corp.*	3,707,419
61,545	Cogent Communications Holdings, Inc.	4,359,848
108,300	Entercom Communications Corp. Class A*	398,544
53,402	ePlus, Inc.*	5,479,579
35,700	F5 Networks, Inc.*	7,096,446
89,600	Gray Television, Inc.	2,044,672
54,600	Juniper Networks, Inc.	1,502,592
1	Liberty Broadband Corp. Class C*	173
160,890	Liberty Latin America, Ltd. Class A*	2,104,441
281,316	Liberty Latin America, Ltd. Class C*	3,690,866
165,800	Lumen Technologies, Inc.	2,054,262
93,270	Lyft, Inc. Class A*	4,998,339
14,200	Nexstar Media Group, Inc. Class A	2,157,832
20,820	Nice, Ltd., ADR* (a)	5,913,713
9,700	Preformed Line Products Co.	630,888
43,459	Q2 Holdings, Inc.*	3,482,804
42,806	Revolve Group, Inc.*	2,644,126
107,200	TEGNA, Inc.	2,113,984
191,858	Vonage Holdings Corp.*	3,092,751
19,400	Zendesk, Inc.*	2,257,966

		63,493,721

	Consumer, Cyclical — 15.7%
42,589	Advance Auto Parts, Inc.	8,896,416
12,700	Alaska Air Group, Inc.*	744,220
62,800	Allison Transmission Holdings, Inc.	2,218,096

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Consumer, Cyclical — continued
83,200	American Axle & Manufacturing Holdings, Inc.*	732,992
339,639	BJ’s Wholesale Club Holdings, Inc.*	18,652,974
58,700	BorgWarner, Inc.	2,536,427
52,785	BRP, Inc.	4,892,114
69,022	Brunswick Corp.	6,575,726
16,301	Burlington Stores, Inc.*	4,622,475
290,577	Cannae Holdings, Inc.*	9,039,850
35,031	Carter’s, Inc.	3,406,414
17,845	Casey’s General Stores, Inc.	3,362,890
23,280	Cavco Industries, Inc.*	5,511,307
11,805	Churchill Downs, Inc.	2,834,144
32,564	Columbia Sportswear Co.	3,120,934
26,580	Darden Restaurants, Inc.	4,026,073
43,400	Dick’s Sporting Goods, Inc.	5,198,018
50,914	Dorman Products, Inc.*	4,820,028
41,100	Ethan Allen Interiors, Inc.	974,070
84,310	Five Below, Inc.*	14,906,851
46,099	Floor & Decor Holdings, Inc. Class A*	5,568,298
39,400	Foot Locker, Inc.	1,799,004
24,643	Fox Factory Holding Corp.*	3,561,899
26,666	Freshpet, Inc.*	3,804,972
37,900	Genesco, Inc.*	2,187,967
55,474	Gentherm, Inc.*	4,489,511
41,400	GMS, Inc.*	1,813,320
79,900	Goodyear Tire & Rubber Co. (The)*	1,414,230
19,400	Group 1 Automotive, Inc.	3,644,872
45,000	Harley-Davidson, Inc.	1,647,450
41,200	Haverty Furniture Cos., Inc.	1,388,852
47,600	Herman Miller, Inc.	1,792,616
33,000	Hibbett, Inc.	2,334,420
76,810	IAA, Inc.*	4,191,522
57,400	JetBlue Airways Corp.*	877,646
14,100	Johnson Outdoors, Inc. Class A	1,491,780
38,900	Kohl’s Corp.	1,831,801
53,400	La-Z-Boy, Inc.	1,721,082
26,949	LCI Industries	3,628,144
10,200	Lear Corp.	1,596,096
22,934	Lithia Motors, Inc. Class A	7,270,995
226,670	LKQ Corp.*	11,406,034
28,200	MDC Holdings, Inc.	1,317,504
72,600	Meritor, Inc.*	1,547,106
42,600	Methode Electronics, Inc.	1,791,330
34,800	Miller Industries, Inc.	1,184,592
72,305	Modine Manufacturing Co.*	819,216
59,949	Murphy USA, Inc.	10,027,070
132,101	National Vision Holdings, Inc.*	7,499,374
105,955	Nordstrom, Inc.*	2,802,510
21,000	Nu Skin Enterprises, Inc. Class A	849,870
39,500	ODP Corp. (The)*	1,586,320

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Consumer, Cyclical — continued
52,723	Polaris, Inc.	6,308,834
12,503	Pool Corp.	5,431,428
43,500	PulteGroup, Inc.	1,997,520
109,000	Qurate Retail, Inc. Series A	1,110,710
79,100	REV Group, Inc.	1,357,356
91,100	Sally Beauty Holdings, Inc.*	1,535,035
25,400	ScanSource, Inc.*	883,666
36,804	SiteOne Landscape Supply, Inc.* (a)	7,341,294
81,789	Skechers USA, Inc. Class A*	3,444,953
34,300	SkyWest, Inc.*	1,692,362
41,300	Sonic Automotive, Inc. Class A(a)	2,169,902
149,480	Tapestry, Inc.	5,533,750
116,842	Texas Roadhouse, Inc. Class A	10,671,180
47,400	Toll Brothers, Inc.	2,620,746
105,600	Tri Pointe Homes, Inc.*	2,219,712
39,583	UniFirst Corp.	8,416,137
94,051	Univar Solutions, Inc.*	2,240,295
25,610	Vail Resorts, Inc.*	8,555,021
21,200	Whirlpool Corp.	4,321,832
8,700	Williams-Sonoma, Inc.	1,542,771
125,544	World Fuel Services Corp.	4,220,789

		289,574,715

	Consumer, Non-cyclical — 23.2%
216,134	Acadia Healthcare Co., Inc.*	13,785,027
56,806	Acceleron Pharma, Inc.*	9,776,313
144,100	ACCO Brands Corp.	1,237,819
33,388	Adtalem Global Education, Inc.*	1,262,400
91,986	AngioDynamics, Inc.*	2,386,117
8,892	Argenx SE, ADR*	2,685,384
39,698	Ascendis Pharma AS, ADR*	6,327,464
97,430	Avantor, Inc.*	3,984,887
44,642	Axonics, Inc.* (a)	2,905,748
89,861	BellRing Brands, Inc. Class A*	2,763,226
23,174	Bio-Rad Laboratories, Inc. Class A*	17,286,645
9,577	Bio-Techne Corp.	4,640,727
64,338	Blueprint Medicines Corp.*	6,614,590
48,625	Booz Allen Hamilton Holding Corp. Class A	3,858,394
51,319	Bridgebio Pharma, Inc.* (a)	2,405,322
23,547	Bright Horizons Family Solutions, Inc.*	3,282,923
168,776	Catalent, Inc.*	22,459,022
275,728	Catalyst Pharmaceuticals, Inc.*	1,461,358
10,078	Charles River Laboratories International, Inc.*	4,158,888
44,400	Chegg, Inc.*	3,020,088
4,173	Chemed Corp.	1,940,946
29,529	CONMED Corp.	3,863,279
499,441	CoreCivic, Inc.*	4,445,025
5,490	CRA International, Inc.	545,377
29,400	DaVita, Inc.*	3,418,044

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Consumer, Non-cyclical — continued
51,700	Deluxe Corp.	1,855,513
9,700	Emergent BioSolutions, Inc.*	485,679
30,955	Encompass Health Corp.	2,322,863
47,400	Gartner, Inc.*	14,403,912
125,766	Globus Medical, Inc. Class A*	9,636,191
27,699	Grand Canyon Education, Inc.*	2,436,404
72,732	H&R Block, Inc.	1,818,300
70,687	Haemonetics Corp.*	4,989,795
73,655	Halozyme Therapeutics, Inc.*	2,996,285
20,698	Helen of Troy, Ltd.*	4,650,427
126,738	Horizon Therapeutics Plc*	13,882,881
515,877	Hostess Brands, Inc. Class A*	8,960,783
48,692	ICON Plc, ADR*	12,758,278
75,026	Ingles Markets, Inc. Class A	4,953,967
25,300	Ingredion, Inc.	2,251,953
132,416	Innoviva, Inc.*	2,212,671
39,208	Insulet Corp.*	11,144,090
39,846	Integer Holdings Corp.*	3,559,842
598,005	Ironwood Pharmaceuticals, Inc. Class A*	7,809,945
51,239	Jazz Pharmaceuticals Plc*	6,671,830
24,100	JM Smucker Co. (The)	2,892,723
29,666	Lancaster Colony Corp.	5,007,917
50,275	Lannett Co., Inc.* (a)	150,825
20,667	LHC Group, Inc.*	3,242,859
27,500	ManpowerGroup, Inc.	2,977,700
42,049	MEDNAX, Inc.*	1,195,453
20,857	Molina Healthcare, Inc.*	5,658,713
168,226	Molson Coors Beverage Co. Class B	7,802,322
18,209	Morningstar, Inc.	4,716,677
147,876	Neurocrine Biosciences, Inc.*	14,182,787
15,350	Novavax, Inc.*	3,182,208
90,400	Oak Street Health, Inc.* (a)	3,844,712
81,180	Pacific Biosciences of California, Inc.*	2,074,149
39,257	Pacira BioSciences, Inc.*	2,198,392
92,696	Patterson Cos., Inc.	2,793,857
311,292	Paya Holdings, Inc. Class A*	3,383,744
82,424	Paylocity Holding Corp.*	23,111,690
67,600	Perdoceo Education Corp.*	713,856
84,735	Performance Food Group Co.*	3,936,788
42,800	Pilgrim’s Pride Corp.*	1,244,624
257,594	Premier, Inc. Class A	9,984,343
31,500	Prestige Consumer Healthcare, Inc.*	1,767,465
63,337	PTC Therapeutics, Inc.*	2,356,770
111,621	R1 RCM, Inc.*	2,456,778
31,400	Rent-A-Center, Inc.	1,764,994
74,592	Ritchie Bros Auctioneers, Inc.	4,599,343
70,709	Rocket Pharmaceuticals, Inc.* (a)	2,113,492
40,000	Select Medical Holdings Corp.	1,446,800
107,918	Simply Good Foods Co. (The)*	3,722,092

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Consumer, Non-cyclical — continued
84,200	SpartanNash Co.	1,843,980
74,000	Sprouts Farmers Market, Inc.*	1,714,580
27,550	STERIS Plc	5,627,914
147,440	Syneos Health, Inc.*	12,898,051
148,740	TG Therapeutics, Inc.* (a)	4,950,067
55,850	TransUnion	6,272,513
53,100	Triton International, Ltd.	2,763,324
18,790	United Therapeutics Corp.*	3,468,258
27,300	Universal Corp.	1,319,409
12,800	Universal Health Services, Inc. Class B	1,771,136
44,700	Vanda Pharmaceuticals, Inc.*	766,158
43,053	Viad Corp.*	1,955,037
31,200	Weis Markets, Inc.	1,639,560
25,270	WEX, Inc.*	4,451,058
82,122	Xencor, Inc.*	2,682,105

		428,963,845

	Energy — 1.4%
108,000	CNX Resources Corp.*	1,362,960
32,500	Continental Resources, Inc.	1,499,875
109,353	Devon Energy Corp.	3,883,125
132,631	Diamondback Energy, Inc.	12,556,177
153,420	HollyFrontier Corp.	5,082,804
70,700	National Energy Services Reunited Corp.* (a)	885,164
190,000	Southwestern Energy Co.*	1,052,600

		26,322,705

	Financial — 17.2%
61,500	Ally Financial, Inc.	3,139,575
81,598	American Campus Communities, Inc. REIT	3,953,423
203,071	American Equity Investment Life Holding Co.	6,004,809
80,756	American Financial Group, Inc.	10,161,528
198,300	Annaly Capital Management, Inc. REIT	1,669,686
64,400	Ares Capital Corp.(a)	1,309,252
127,311	Ares Management Corp. Class A	9,399,371
47,406	Artisan Partners Asset Management, Inc. Class A	2,319,102
155,400	Associated Banc-Corp.	3,328,668
127,066	Atlantic Union Bankshares Corp.	4,682,382
122,960	Axis Capital Holdings, Ltd.	5,661,078
76,205	Axos Financial, Inc.*	3,927,606
68,600	Banco Latinoamericano de Comercio Exterior SA	1,203,244
46,900	Bank of NT Butterfield & Son, Ltd. (The)	1,665,419
60,081	BlackRock Capital Investment Corp.(a)	231,312
129,000	Braemar Hotels & Resorts, Inc. REIT*	625,650
134,200	Brandywine Realty Trust REIT	1,800,964
80,900	Brixmor Property Group, Inc. REIT	1,788,699
6,897	C&F Financial Corp.	366,300
67,515	Cedar Realty Trust, Inc. REIT	1,464,400
99,300	Chimera Investment Corp. REIT	1,474,605

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
61,400	Citizens Financial Group, Inc.	2,884,572
170,300	City Office REIT, Inc. REIT	3,041,558
78,422	CNA Financial Corp.	3,290,587
157,800	CNO Financial Group, Inc.	3,714,612
41,900	Comerica, Inc.	3,372,950
27,843	CoreSite Realty Corp. REIT	3,857,369
247,394	Douglas Emmett, Inc. REIT	7,820,124
216,399	Easterly Government Properties, Inc. REIT Class A	4,470,803
10,401	eHealth, Inc.*	421,241
49,200	Equitable Holdings, Inc.	1,458,288
27,600	Essent Group, Ltd.	1,214,676
21,700	Federal Agricultural Mortgage Corp. Class C	2,354,884
171,958	Fidelity National Financial, Inc.	7,796,576
75,500	Fifth Third Bancorp	3,204,220
35,500	Financial Institutions, Inc.	1,088,075
77,700	First Busey Corp.	1,913,751
184,900	First Horizon Corp.	3,012,021
46,200	Flagstar Bancorp, Inc.	2,346,036
135,100	FNB Corp.	1,569,862
196,300	Franklin Street Properties Corp. REIT	910,832
67,201	FS KKR Capital Corp.(a)	1,481,110
43,100	Gaming and Leisure Properties, Inc. REIT	1,996,392
920,811	Genworth Financial, Inc. Class A*	3,453,041
86,200	GEO Group, Inc. (The) REIT(a)	643,914
117,995	Glacier Bancorp, Inc.	6,531,023
85,200	Global Net Lease, Inc. REIT	1,364,904
235,570	GoHealth, Inc. Class A* (a)	1,184,917
35,507	Hamilton Lane, Inc. Class A	3,011,704
47,200	Hancock Whitney Corp.	2,224,064
66,600	Hanmi Financial Corp.	1,335,996
32,800	Heritage Insurance Holdings, Inc.	223,368
138,200	Hope Bancorp, Inc.	1,995,608
86,500	Horizon Bancorp, Inc.	1,571,705
182,031	Hudson Pacific Properties, Inc. REIT	4,781,954
69,000	Independent Bank Corp.	1,482,120
64,000	Industrial Logistics Properties Trust REIT	1,626,240
49,200	Iron Mountain, Inc. REIT(a)	2,137,740
87,500	Jefferies Financial Group, Inc.	3,248,875
49,336	Kemper Corp.	3,295,151
26,793	Kinsale Capital Group, Inc.	4,332,428
37,700	Lincoln National Corp.	2,591,875
44,480	LPL Financial Holdings, Inc.	6,972,685
121,600	Medical Properties Trust, Inc. REIT	2,440,512
262,500	MFA Financial, Inc. REIT	1,199,625
124,700	MGIC Investment Corp.	1,865,512
25,800	National Health Investors, Inc. REIT	1,380,300
139,500	Navient Corp.	2,752,335
113,300	New Mountain Finance Corp.(a)	1,508,023
153,838	Newmark Group, Inc. Class A	2,201,422

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
748,148	Oaktree Specialty Lending Corp.(a)	5,281,925
55,083	Office Properties Income Trust REIT	1,395,252
46,100	Omega Healthcare Investors, Inc. REIT	1,381,156
35,700	OneMain Holdings, Inc.	1,975,281
77,449	Pacific Premier Bancorp, Inc.	3,209,487
80,000	PennyMac Mortgage Investment Trust REIT	1,575,200
231,499	Physicians Realty Trust REIT	4,079,012
97,400	Piedmont Office Realty Trust, Inc. REIT Class A	1,697,682
85,181	Pinnacle Financial Partners, Inc.	8,013,829
40,438	Piper Sandler Cos.	5,599,046
25,500	Popular, Inc.	1,980,585
121,500	Preferred Apartment Communities, Inc. REIT Class A	1,485,945
18,000	Preferred Bank	1,200,240
11,550	Prospect Capital Corp.(a)	88,935
52,100	Radian Group, Inc.	1,183,712
125,700	Regions Financial Corp.	2,678,667
12,100	Reinsurance Group of America, Inc.	1,346,246
83,500	Retail Properties of America, Inc. REIT Class A	1,075,480
6,898	Retail Value, Inc. REIT	181,624
117,600	Sabra Health Care REIT, Inc. REIT	1,731,072
37,800	Sandy Spring Bancorp, Inc.	1,731,996
59,600	Service Properties Trust REIT	668,116
60,811	Signature Bank	16,557,619
325,341	Summit Hotel Properties, Inc. REIT*	3,133,034
41,305	Sun Communities, Inc. REIT	7,645,556
96,263	Tanger Factory Outlet Centers, Inc. REIT	1,569,087
82,500	Umpqua Holdings Corp.	1,670,625
90,560	Uniti Group, Inc. REIT	1,120,227
72,400	Universal Insurance Holdings, Inc.	944,096
92,500	Unum Group	2,318,050
35,200	Victory Capital Holdings, Inc. Class A(a)	1,232,352
137,461	Voya Financial, Inc.	8,438,731
96,583	Western Alliance Bancorp	10,510,162
73,600	Western Union Co. (The)	1,488,192
10,654	White Mountains Insurance Group, Ltd.	11,395,625
51,600	Zions Bancorp NA	3,193,524

		317,532,021

	Industrial — 17.6%
16,000	Acuity Brands, Inc.	2,773,920
106,557	Advanced Drainage Systems, Inc.	11,526,271
36,721	Advanced Energy Industries, Inc.	3,222,268
23,700	AGCO Corp.	2,903,961
423,278	Air Transport Services Group, Inc.*	10,924,805
42,100	Apogee Enterprises, Inc.	1,589,696
37,416	AptarGroup, Inc.	4,465,600
18,100	ArcBest Corp.	1,480,037
110,370	Argan, Inc.	4,819,858
65,505	Armstrong World Industries, Inc.	6,253,762

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Industrial — continued
20,000	Arrow Electronics, Inc.*	2,245,800
182,588	Atkore, Inc.*	15,870,549
34,700	Atlas Air Worldwide Holdings, Inc.*	2,834,296
36,904	Axon Enterprise, Inc.*	6,458,938
104,849	AZEK Co., Inc. (The) Class A*	3,830,134
53,800	Berry Global Group, Inc.*	3,275,344
64,515	Cognex Corp.	5,175,393
45,923	Colfax Corp.*	2,107,866
38,090	Columbus McKinnon Corp.	1,841,651
135,371	Comfort Systems USA, Inc.	9,654,660
13,400	Crane Co.	1,270,454
36,027	Curtiss-Wright Corp.	4,545,887
43,962	Eagle Materials, Inc.	5,766,056
40,700	Energizer Holdings, Inc.	1,589,335
36,388	ESCO Technologies, Inc.	2,801,876
57,407	Exponent, Inc.	6,495,602
163,401	Federal Signal Corp.	6,310,547
478,622	Gates Industrial Corp. Plc*	7,787,180
5,736	Generac Holdings, Inc.*	2,344,131
87,966	Gibraltar Industries, Inc.*	6,126,832
441,706	GrafTech International, Ltd.	4,558,406
58,200	Greif, Inc. Class A	3,759,720
169,585	Harsco Corp.*	2,874,466
29,923	HEICO Corp.	3,945,946
208,959	Hexcel Corp.*	12,410,075
38,468	Huntington Ingalls Industries, Inc.	7,426,632
22,730	IDEX Corp.	4,703,973
236,604	Ingersoll Rand, Inc.*	11,927,208
74,400	Jabil, Inc.	4,342,728
20,394	John Bean Technologies Corp.	2,866,377
20,606	Kornit Digital, Ltd.*	2,982,512
26,342	Landstar System, Inc.	4,157,294
32,510	Lincoln Electric Holdings, Inc.	4,186,963
3,880	MasTec, Inc.*	334,766
42,300	Matthews International Corp. Class A	1,467,387
78,100	MDU Resources Group, Inc.	2,317,227
31,900	Moog, Inc. Class A	2,431,737
30,446	Nordson Corp.	7,250,715
117,200	O-I Glass, Inc.*	1,672,444
27,600	Oshkosh Corp.	2,825,412
15,600	OSI Systems, Inc.*	1,478,880
26,500	Owens Corning	2,265,750
71,100	Primoris Services Corp.	1,741,239
49,097	RBC Bearings, Inc.*	10,418,383
18,880	Saia, Inc.*	4,494,006
43,100	Sanmina Corp.*	1,661,074
113,047	Schneider National, Inc. Class B	2,570,689
81,050	Sensata Technologies Holding Plc*	4,435,056
73,400	Silgan Holdings, Inc.	2,815,624

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Industrial — continued
12,200	Snap-on, Inc.	2,549,190
17,900	SYNNEX Corp.	1,863,390
9,835	Teledyne Technologies, Inc.*	4,224,919
35,690	Tetra Tech, Inc.	5,329,945
27,700	Timken Co. (The)	1,812,134
21,710	TopBuild Corp.*	4,446,425
67,186	Toro Co. (The)	6,544,588
96,075	Trex Co., Inc.*	9,792,925
28,936	TriMas Corp.*	936,369
53,231	Trimble, Inc.*	4,378,250
18,800	Trinseo SA	1,014,824
107,400	TTM Technologies, Inc.*	1,350,018
81,767	Universal Logistics Holdings, Inc.	1,641,881
82,300	Vishay Intertechnology, Inc.	1,653,407
32,010	Vulcan Materials Co.	5,414,812
58,900	Westrock Co.	2,934,987

		324,503,462

	Technology — 13.1%
145,853	ACI Worldwide, Inc.*	4,482,063
465,245	Alight, Inc. Class A*	5,341,013
32,400	Amdocs, Ltd.	2,453,004
136,400	Amkor Technology, Inc.	3,403,180
58,339	Avalara, Inc.*	10,195,907
431,072	Avaya Holdings Corp.*	8,530,915
38,057	Black Knight, Inc.*	2,740,104
37,966	Blackline, Inc.*	4,482,266
25,614	Broadridge Financial Solutions, Inc.	4,268,317
39,497	Brooks Automation, Inc.	4,042,518
19,744	CACI International, Inc. Class A*	5,174,902
105,730	CDK Global, Inc.	4,498,812
66,847	Cerence, Inc.* (a)	6,424,665
58,160	Cirrus Logic, Inc.*	4,789,476
43,800	CSG Systems International, Inc.	2,111,160
126,815	DXC Technology Co.*	4,262,252
38,400	Ebix, Inc.(a)	1,034,112
28,285	Endava Plc, ADR*	3,842,517
56,400	Entegris, Inc.	7,100,760
23,490	Five9, Inc.*	3,752,293
28,477	HubSpot, Inc.*	19,253,015
14,700	Insight Enterprises, Inc.*	1,324,176
22,700	J2 Global, Inc.*	3,101,274
94,960	KBR, Inc.	3,741,424
64,430	Lumentum Holdings, Inc.*	5,382,482
46,359	Manhattan Associates, Inc.*	7,094,318
63,128	MKS Instruments, Inc.	9,526,647
10,331	Monolithic Power Systems, Inc.	5,007,229
269,491	NCR Corp.* (a)	10,445,471
45,280	Nova Measuring Instruments, Ltd.* (a)	4,631,691

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares		Description	Value ($)

		Technology — continued
69,042		Pegasystems, Inc.	8,775,238
21,382		Power Integrations, Inc.	2,116,604
133,563		Pure Storage, Inc. Class A*	3,360,445
108,905		Rapid7, Inc.*	12,308,443
47,300		Seagate Technology Holdings Plc	3,903,196
62,426		Semtech Corp.*	4,867,355
71,554		Silicon Laboratories, Inc.*	10,029,009
58,947		Silicon Motion Technology Corp., ADR	4,066,164
41,500		SMART Global Holdings, Inc.*	1,846,750
55,234		Smartsheet, Inc. Class A*	3,801,204
22,475		Synaptics, Inc.*	4,039,432
8,619		Tyler Technologies, Inc.*	3,953,104
29,700		Ultra Clean Holdings, Inc.*	1,265,220
64,300		Xerox Holdings Corp.	1,296,931
19,160		Zebra Technologies Corp. Class A*	9,875,447
527,710		Zynga, Inc. Class A*	3,973,656

			241,916,161

		Utilities — 1.4%
48,837		IDACORP, Inc.	5,048,769
24,700		National Fuel Gas Co.	1,297,244
94,200		NRG Energy, Inc.	3,846,186
89,360		OGE Energy Corp.	2,945,306
30,035		Pinnacle West Capital Corp.	2,173,333
82,084		Portland General Electric Co.	3,857,127
418,356		Vistra Corp.	7,153,887

			26,321,852

		TOTAL COMMON STOCKS (COST $1,361,337,006)	1,770,236,325

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENT — 0.2%

		Mutual Fund - Securities Lending Collateral — 0.2%
2,856,791		State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(b) (c)	2,856,791

		TOTAL SHORT-TERM INVESTMENT (COST $2,856,791)	2,856,791

		TOTAL INVESTMENTS — 96.0% (Cost $1,364,193,797)	1,773,093,116

		Other Assets and Liabilities (net) — 4.0%	74,389,473

		NET ASSETS — 100.0%	$1,847,482,589

		Notes to Schedule of Investments:

	*	Non-income producing security.

	(a)	All or a portion of this security is out on loan.

	(b)	The rate disclosed is the 7-day net yield as of September 30, 2021.

	(c)	Represents an investment of securities lending cash collateral.

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
238	Russell 2000 E-mini Index	Dec 2021	$26,189,520	$(309,046)
103	S&P Mid 400 E-mini Index	Dec 2021	27,121,960	(485,935)

				$(794,981)

Abbreviations

ADR	— American Depository Receipt
REIT	— Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	95.8
Futures Contracts	0.0	*
Short-Term Investment	0.2
Other Assets and Liabilities (net)	4.0

	100.0%

* Amount rounds to zero.

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.9%

	Australia — 3.1%
53,703	Adairs, Ltd.(a)	156,840
224,400	AGL Energy, Ltd.	927,971
61,053	Ampol, Ltd.	1,224,173
6,390	Aristocrat Leisure, Ltd.	213,724
163,100	Australia & New Zealand Banking Group, Ltd.	3,287,810
1,987,600	Beach Energy, Ltd.	2,129,813
294,129	BGP Holdings Plc* (b)	—
115,148	BHP Group Plc	2,871,891
134,124	BHP Group Plc, ADR	6,798,746
72,674	BHP Group, Ltd.(a)	1,951,662
98,199	BHP Group, Ltd., ADR	5,255,611
331,165	BlueScope Steel, Ltd.	4,800,414
50,816	Boral, Ltd.*	225,699
390,709	Champion Iron, Ltd.*	1,340,225
32,653	Codan, Ltd.	300,198
234,599	Collins Foods, Ltd.(a)	2,046,551
59,221	CSL, Ltd.	12,478,006
860,705	CSR, Ltd.	3,445,904
5,959	Domino’s Pizza Enterprises, Ltd.	686,468
146,747	Downer EDI, Ltd.	671,735
874,039	Fortescue Metals Group, Ltd.	9,209,569
1,233,793	Genworth Mortgage Insurance Australia, Ltd.	1,948,650
1,551,783	Harvey Norman Holdings, Ltd.(a)	5,568,361
86,744	IGO, Ltd.	544,282
25,473	Incitec Pivot, Ltd.	53,731
731,800	Inghams Group, Ltd.(a)	2,168,988
80,574	Integrated Research, Ltd.* (a)	95,713
7,537	Magellan Financial Group, Ltd.	191,934
42,269	McMillan Shakespeare, Ltd.	444,095
1,224,800	Metcash, Ltd.(a)	3,438,512
76,000	Mineral Resources, Ltd.	2,421,665
1,454,500	Mirvac Group REIT	3,117,794
151,459	Oil Search, Ltd.	479,043
1,626,284	Orora, Ltd.	3,625,841
810,700	Perenti Global, Ltd.	479,255
757,700	Qantas Airways, Ltd.*	3,094,409
79,327	Rio Tinto Plc	5,241,350
91,850	Rio Tinto Plc, ADR	6,137,417
121,507	Rio Tinto, Ltd.	8,627,132
40,704	Santos, Ltd.	209,687
370,001	South32, Ltd.	938,383
1,011,400	Stockland REIT	3,231,489
345,218	Super Retail Group, Ltd.	3,036,164
14,045	Washington H Soul Pattinson & Co., Ltd.(a)	396,035
2,540	Wesfarmers, Ltd.	102,131

		115,615,071

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Austria — 0.4%
2,776	ANDRITZ AG	151,790
110,942	OMV AG	6,669,893
58,077	voestalpine AG	2,135,697
138,170	Wienerberger AG	4,647,510

		13,604,890

	Belgium — 0.4%
61,000	Ageas SA	3,020,459
2,098	Bekaert SA	87,174
39,710	Groupe Bruxelles Lambert SA	4,367,947
15,298	Solvay SA	1,904,583
21,701	Telenet Group Holding NV	830,186
26,100	UCB SA	2,905,524

		13,115,873

	Brazil — 0.6%
2,506,757	Magazine Luiza SA*	6,597,092
77,200	Petroleo Brasileiro SA, ADR	772,000
37,900	Vale SA	530,290
103,102	Wheaton Precious Metals Corp.	3,880,415
209,206	Yara International ASA	10,369,223

		22,149,020

	Canada — 1.4%
103,592	Agnico Eagle Mines, Ltd.	5,373,194
242,255	Atlas Corp.	3,679,853
115,950	Canadian Pacific Railway, Ltd.(a)	7,570,134
33,183	Canadian Tire Corp., Ltd. Class A(a)	4,642,503
5,750	Canfor Corp.*	126,793
20,094	CGI, Inc.*	1,706,527
25,513	CGI, Inc. (New York Exchange)*	2,162,482
143	Constellation Software, Inc.	234,225
41,738	Descartes Systems Group, Inc. (The)*	3,396,762
137,348	Franco-Nevada Corp.	17,840,007
397	Gildan Activewear, Inc.	14,503
58,800	Loblaw Cos., Ltd.(a)	4,034,334
11,500	North West Co., Inc. (The)(a)	307,006
28,600	Open Text Corp.	1,393,964
229,900	ShawCor, Ltd.*	1,027,141

		53,509,428

	China — 0.8%
1,310,000	China Medical System Holdings, Ltd.	2,367,676
3,542,000	China Resources Cement Holdings, Ltd.	3,407,416
3,714,000	Jiangnan Group, Ltd.*	145,629
1,940,000	Lee & Man Paper Manufacturing, Ltd.	1,424,847
628,600	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,211,984
1,289,000	Shenzhen International Holdings, Ltd.	1,657,075

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	China — continued
76,000	SITC International Holdings Co., Ltd.	270,952
917,500	Wuxi Biologics Cayman, Inc.*	14,829,797
2,982,100	Yangzijiang Shipbuilding Holdings, Ltd.	3,000,835

		28,316,211

	Colombia — 0.0%
4,991	Millicom International Cellular SA*	180,425

	Denmark — 2.2%
387	AP Moller - Maersk AS Class A	990,827
3,965	AP Moller - Maersk AS Class B	10,731,717
22,262	Carlsberg AS Class B	3,623,678
282,200	Danske Bank AS	4,759,979
50,200	DFDS AS*	2,661,801
125,716	ISS AS*	2,654,789
40,580	Jyske Bank AS*	1,750,959
294,359	Novo Nordisk AS Class B	28,330,152
54,117	Novo Nordisk AS, ADR	5,195,773
199,676	Novozymes AS Class B	13,678,667
11,938	Pandora AS	1,448,601
21,959	Royal Unibrew AS	2,645,765
53,808	Sydbank AS	1,606,531

		80,079,239

	Finland — 1.0%
101,094	Caverion OYJ	789,667
4,789	Kone OYJ Class B	335,986
236,768	Neste OYJ	13,369,848
1,500,927	Nokia OYJ*	8,261,496
163,838	Nordea Bank Abp	2,124,953
305,100	Nordea Bank Abp Class A(a)	3,918,221
155,706	TietoEVRY OYJ	4,671,686
61,100	Valmet OYJ	2,209,967
123,561	Wartsila OYJ Abp	1,480,410

		37,162,234

	France — 9.3%
69,390	Air Liquide SA	11,108,643
24,100	Arkema SA	3,189,673
146,709	AXA SA	4,083,557
119,700	BNP Paribas SA	7,671,405
101,900	Bouygues SA	4,207,397
402,950	Bureau Veritas SA	12,373,677
120,860	Capgemini SE	25,148,294
295,800	Carrefour SA	5,327,290
33,000	Casino Guichard Perrachon SA*	888,395
98,400	Cie de Saint-Gobain	6,630,876
52,141	Cie Generale des Etablissements Michelin SCA	8,006,264
214,100	CNP Assurances	3,398,112

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	France — continued
82,642	Coface SA	1,041,215
361,100	Credit Agricole SA	4,984,650
119,343	Danone SA	8,149,969
480,395	Dassault Systemes SE	25,198,574
205,610	Edenred	11,080,041
36,854	Engie SA	483,941
1,921	Eramet SA*	144,148
45,059	EssilorLuxottica SA	8,620,489
419,041	Eutelsat Communications SA	5,763,185
5,180	Gaztransport Et Technigaz SA	387,228
18,900	Ipsen SA	1,805,260
42,863	IPSOS	1,946,293
57,701	L’Oreal SA	23,826,823
198,461	Legrand SA	21,296,646
27,462	LVMH Moet Hennessy Louis Vuitton SE	19,647,262
125,400	Metropole Television SA	2,608,448
27,922	Nexans SA	2,613,801
36,500	Nexity SA	1,740,175
1,214,515	Orange SA	13,164,060
113,749	Pernod Ricard SA	24,888,317
62,549	Publicis Groupe SA	4,214,462
35,500	Quadient SA	854,188
22,926	Renault SA*	818,213
151,400	Rexel SA*	2,914,758
121,194	Sanofi	11,672,734
46,814	Societe BIC SA	2,757,306
107,400	Societe Generale SA	3,373,787
18,791	Sopra Steria Group SACA	3,488,284
45,403	Teleperformance	17,873,358
219,200	Television Francaise 1	2,147,591
12,319	Thales SA	1,190,293
218,500	TotalEnergies SE	10,475,743
19,907	TotalEnergies SE, ADR	954,143
336,300	Valeo	9,389,620

		343,548,588

	Georgia — 0.0%
45,361	Bank of Georgia Group Plc*	944,263

	Germany — 6.8%
26,316	adidas AG	8,296,647
55,596	Allianz SE	12,545,824
40,282	Aurubis AG	3,053,179
98,609	BASF SE	7,517,183
98,856	Bayer AG	5,394,586
2,508	Bechtle AG	172,153
78,800	BMW AG	7,567,450
44,644	Brenntag SE	4,166,658
9,297	Carl Zeiss Meditec AG	1,788,066

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Germany — continued
21,764	Continental AG*	2,387,248
142,021	Covestro AG 144A	9,759,268
211,076	Daimler AG	18,773,396
10,699	Deutsche Boerse AG	1,742,554
199,311	Deutsche Lufthansa AG* (a)	1,372,070
233,239	Deutsche Pfandbriefbank AG	2,653,653
311,200	Deutsche Post AG	19,624,009
203,830	Deutsche Telekom AG	4,111,782
59,225	Deutsche Wohnen SE*	3,630,993
86,787	Deutz AG*	757,617
3,116	Duerr AG	134,278
231,985	Evonik Industries AG	7,351,537
16,752	Fresenius Medical Care AG & Co. KGaA	1,181,153
7,192	Fresenius Medical Care AG & Co. KGaA, ADR	251,504
62,600	Fresenius SE & Co. KGaA	3,011,323
193,791	GEA Group AG	8,885,740
2,962	Gerresheimer AG	290,948
1,432	Hannover Rueck SE	250,936
130,511	HUGO BOSS AG	7,873,349
453,322	Infineon Technologies AG	18,645,335
42,688	Knorr-Bremse AG	4,583,203
29,802	Koenig & Bauer AG*	913,181
378	Krones AG	37,011
36,949	LEG Immobilien AG	5,230,321
5,436	Merck KGaA	1,182,719
11,200	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,071,455
12,701	Nemetschek SE	1,335,617
139,325	Puma SE	15,578,985
58,426	Rheinmetall AG	5,738,884
27,102	Salzgitter AG*	916,767
60,928	SAP SE	8,258,414
39,200	SAP SE, ADR	5,293,568
27,377	Siltronic AG	4,306,614
80,495	Symrise AG Class A	10,624,595
154,735	TAG Immobilien AG	4,537,074
42,000	Talanx AG*	1,799,134
266,459	Telefonica Deutschland Holding AG	758,866
81,200	United Internet AG	3,161,262
4,353	Vitesco Technologies Group AG*	257,279
102,516	Vonovia SE	6,165,750
36,645	Zalando SE*	3,369,187

		250,310,325

	Hong Kong — 1.2%
1,373,600	AIA Group, Ltd.	15,815,824
62,900	Hongkong Land Holdings, Ltd.	301,034
213,000	Pacific Basin Shipping, Ltd.	98,641
1,112,000	Techtronic Industries Co., Ltd.	21,799,036
9,510,000	Tongda Group Holdings, Ltd.*	296,755

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued
1,834,000	United Laboratories International Holdings, Ltd. (The)	1,216,712
3,955,500	WH Group, Ltd.	2,813,906
1,088,000	Xinyi Glass Holdings, Ltd.	3,231,886

		45,573,794

	Hungary — 0.1%
229,600	MOL Hungarian Oil & Gas Plc	1,911,717
113,800	Richter Gedeon Nyrt	3,100,818

		5,012,535

	India — 0.4%
637,410	HDFC Bank, Ltd.	13,647,109

	Indonesia — 0.2%
3,540,700	Bank Negara Indonesia Persero Tbk PT	1,318,200
7,888,300	Golden Agri-Resources, Ltd.	1,356,810
11,313,400	Telkom Indonesia Persero Tbk PT	2,903,931

		5,578,941

	Ireland — 1.1%
7,700	AerCap Holdings NV*	445,137
61,640	ICON Plc*	16,150,913
50,987	Kerry Group Plc Class A	6,829,869
148,148	Ryanair Holdings Plc, ADR*	16,305,169

		39,731,088

	Israel — 0.3%
66,311	Bank Leumi Le-Israel BM	562,497
26,067	Check Point Software Technologies, Ltd.*	2,946,614
27,594	Hilan, Ltd.	1,551,801
30,561	ICL Group, Ltd.	222,143
210,300	Teva Pharmaceutical Industries, Ltd.*	2,063,763
20,624	Wix.com, Ltd.*	4,041,685

		11,388,503

	Italy — 1.3%
3,024,100	A2A SpA	6,204,331
70,873	Datalogic SpA	1,421,995
57,806	Davide Campari-Milano NV	814,160
361,800	Enel SpA	2,779,172
1,131,173	Eni SpA	15,068,530
1,714	Interpump Group SpA	111,079
1,152,531	Leonardo SpA*	9,418,096
54,997	Mediaset NV	157,803
291,800	Mediobanca Banca di Credito Finanziario SpA*	3,526,729
19,798	Prysmian SpA	694,888
1,301	Reno de Medici SpA(a)	2,170
4,822	Reply SpA	888,770

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Italy — continued
202,979	Rizzoli Corriere Della Sera Mediagroup SpA(a)	158,826
185,929	Saras SpA* (a)	180,846
596,700	Unipol Gruppo SpA	3,490,502
1,078,000	UnipolSai Assicurazioni SpA(a)	3,030,040

		47,947,937

	Japan — 22.2%
151,500	ADEKA Corp.	3,411,902
35,900	Advantest Corp.	3,208,276
2,200	AEON REIT Investment Corp. REIT	2,948,409
134,600	AGC, Inc.	6,871,815
10,500	Air Water, Inc.	167,765
10,300	Aisin Corp.	373,404
69,300	Ajinomoto Co., Inc.	2,045,429
189,600	Alpen Co., Ltd.	5,226,331
30,600	Altech Corp.	563,084
21,100	Amada Co., Ltd.	218,407
121,700	Amano Corp.	3,120,125
4,600	Amiyaki Tei Co., Ltd.	120,500
28,100	ArtSpark Holdings, Inc.	237,335
184,600	Asahi Kasei Corp.	1,965,422
136,700	Asics Corp.	3,093,626
85,400	ASKA Pharmaceutical Holdings Co., Ltd.	819,932
274,300	Astellas Pharma, Inc.	4,511,486
23,100	Avex, Inc.(a)	308,526
9,000	Bike O & Co., Ltd.	116,330
28,100	BML, Inc.	1,064,390
32,200	Brother Industries, Ltd.	706,711
170,400	Canon, Inc.(a)	4,180,833
39,709	Canon, Inc., ADR	968,105
45,400	Central Glass Co., Ltd.	846,451
325,794	Chiba Bank, Ltd. (The)	2,092,422
214,300	Chubu Electric Power Co., Inc.	2,535,657
5,700	Chudenko Corp.	115,600
221,900	Credit Saison Co., Ltd.	2,915,811
374,300	Dai-ichi Life Holdings, Inc.	8,129,563
576,700	Daicel Corp.	4,479,570
53,200	Daikin Industries, Ltd.	11,414,001
107,400	Daiwa House Industry Co., Ltd.	3,577,792
1,244,600	Daiwa Securities Group, Inc.	7,251,807
60,000	Denka Co., Ltd.	2,101,960
88,000	Dexerials Corp.	1,728,706
89,500	DIC Corp.	2,525,649
12,000	Disco Corp.	3,350,592
139,500	DMG Mori Co., Ltd.	2,617,321
59,600	Dowa Holdings Co., Ltd.	2,345,552
52,800	Eagle Industry Co., Ltd.	584,088
5,500	Ebara Corp.	271,423
275,800	EDION Corp.(a)	2,597,676

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
67,500	Electric Power Development Co., Ltd.	965,801
1,251,100	ENEOS Holdings, Inc.	5,095,984
16,200	Enplas Corp.(a)	455,735
4,200	eRex Co., Ltd.	93,424
94,900	Ezaki Glico Co., Ltd.	3,601,637
33,600	FANUC Corp.	7,337,037
10,100	Financial Products Group Co., Ltd.	64,686
22,600	Fuji Co., Ltd.	440,789
111,900	FUJIFILM Holdings Corp.	9,624,919
30,000	Fujitsu, Ltd.	5,434,645
306,100	Fukuoka Financial Group, Inc.(a)	5,484,575
87,100	Furukawa Co., Ltd.	952,423
124,400	Futaba Industrial Co., Ltd.	530,243
58,900	Glory, Ltd.	1,309,341
800	Godo Steel, Ltd.	10,705
9,600	GS Yuasa Corp.	217,321
466,194	Hachijuni Bank, Ltd. (The)	1,657,865
14,700	Hakuhodo DY Holdings, Inc.	252,971
287,800	Haseko Corp.	3,848,461
326,100	Hazama Ando Corp.	2,336,041
79,300	Hirose Electric Co., Ltd.	13,172,216
7,600	Hitachi Metals, Ltd.*	146,888
82,400	Hitachi, Ltd.	4,873,549
132,800	Hokkaido Electric Power Co., Inc.	634,708
501,500	Honda Motor Co., Ltd.	15,427,606
39,007	Honda Motor Co., Ltd., ADR	1,196,345
7,800	Horiba, Ltd.	544,827
11,200	Hosokawa Micron Corp.	350,592
6,000	Hoya Corp.	936,033
69,900	Ichinen Holdings Co., Ltd.(a)	820,882
12,800	Idemitsu Kosan Co., Ltd.	337,066
8,300	Iida Group Holdings Co., Ltd.	213,093
477,000	Inpex Corp.	3,723,727
30,800	Inui Global Logistics Co., Ltd.(a)	646,302
327,600	Isuzu Motors, Ltd.	4,293,196
178,500	Ito En, Ltd.	11,823,674
201,600	ITOCHU Corp.(a)	5,890,350
77,400	Jaccs Co., Ltd.(a)	2,109,476
18,900	JAFCO Group Co., Ltd.	1,209,861
105,600	Japan Airlines Co., Ltd.*	2,507,336
153,300	Japan Aviation Electronics Industry, Ltd.	2,235,332
21,300	Japan Exchange Group, Inc.	527,294
108,700	Japan Petroleum Exploration Co., Ltd.	2,040,806
13,200	Japan Post Insurance Co., Ltd.	238,297
205,200	JFE Holdings, Inc.	3,054,160
12,300	JSR Corp.	444,744
11,700	JTEKT Corp.	101,722
59,000	Juki Corp.	439,101
186,600	K’s Holdings Corp.	1,928,972

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
16,100	Kaken Pharmaceutical Co., Ltd.	660,595
114,600	Kamigumi Co., Ltd.	2,405,303
278,400	Kandenko Co., Ltd.	2,294,054
27,800	Kaneka Corp.	1,162,696
282,500	Kanematsu Corp.	3,502,462
153,300	Kansai Paint Co., Ltd.	3,802,202
234,708	Kao Corp.	13,949,270
42,400	Katakura Industries Co., Ltd.	649,594
19,400	Kato Sangyo Co., Ltd.	574,757
170,500	Kawasaki Heavy Industries, Ltd.*	3,951,453
1,600	Kawasaki Kisen Kaisha, Ltd.*	86,373
408,300	KDDI Corp.	13,459,436
51,300	Keyence Corp.	30,661,058
11,600	KH Neochem Co., Ltd.	318,676
106,100	Kinden Corp.	1,786,851
28,900	Kissei Pharmaceutical Co., Ltd.	620,810
33,100	Kito Corp.	533,736
118,600	Kobayashi Pharmaceutical Co., Ltd.	9,369,034
343,300	Kobe Steel, Ltd.	2,066,797
76,200	Kohnan Shoji Co., Ltd.	2,487,645
6,000	Konami Holdings Corp.	375,578
25,900	Konica Minolta, Inc.(a)	139,358
14,586	Kose Corp.	1,743,905
107,700	Kubota Corp.	2,291,820
147,700	Kuraray Co., Ltd.	1,419,363
700	Kurimoto, Ltd.	10,270
46,300	KYB Corp.	1,253,005
132,700	Lion Corp.	2,141,387
14,600	Lixil Corp.	423,195
11,200	Makita Corp.	609,668
702,400	Marubeni Corp.(a)	5,748,635
300	Matsumotokiyoshi Holdings Co., Ltd.	13,373
63,400	Maxell Holdings, Ltd.	756,916
35,500	Mazda Motor Corp.*	308,362
8,300	MCJ Co., Ltd.	89,197
586,000	Mebuki Financial Group, Inc.	1,285,617
107,700	Medipal Holdings Corp.	2,026,502
32,700	Meidensha Corp.	722,142
30,200	Meiji Shipping Co., Ltd.	207,757
744,400	Mitsubishi Chemical Holdings Corp.	6,784,945
348,900	Mitsubishi Corp.	10,887,136
170,000	Mitsubishi Gas Chemical Co., Inc.(a)	3,348,860
109,000	Mitsubishi Heavy Industries, Ltd.	2,935,457
99,500	Mitsubishi Materials Corp.	1,941,531
27,200	Mitsubishi Motors Corp.*	74,223
1,845,400	Mitsubishi UFJ Financial Group, Inc.	10,747,223
682,930	Mitsubishi UFJ Lease & Finance Co., Ltd.	3,579,831
140,100	Mitsui & Co., Ltd.	3,031,594
67,400	Mitsui Chemicals, Inc.	2,257,269

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
71,300	Mitsui Engineering & Shipbuilding Co., Ltd.*	317,123
2,200	Mitsui Mining & Smelting Co., Ltd.	61,362
6,900	Mitsui OSK Lines, Ltd.	463,820
61,900	Mixi, Inc.	1,392,598
613,900	Mizuho Financial Group, Inc.	8,620,785
91,200	Mizuho Leasing Co., Ltd.(a)	2,961,104
32,800	Mochida Pharmaceutical Co., Ltd.	1,001,285
131,000	MS&AD Insurance Group Holdings, Inc.	4,360,006
16,100	Nachi-Fujikoshi Corp.	657,647
5,800	Nagase & Co., Ltd.	97,785
15,000	NGK Insulators, Ltd.	254,087
234,200	Nihon Kohden Corp.	7,941,386
227,700	Nikon Corp.	2,533,955
3,800	Nippon Electric Glass Co., Ltd.	89,895
12,000	Nippon Express Co., Ltd.	824,696
99,400	Nippon Kayaku Co., Ltd.	1,099,032
19,000	Nippon Pillar Packing Co., Ltd.	457,525
30,300	Nippon Sanso Holdings Corp.	760,595
126,900	Nippon Soda Co., Ltd.	4,094,789
324,100	Nippon Steel Corp.	5,785,781
614,600	Nippon Telegraph & Telephone Corp.	16,948,015
6,000	Nippon Yakin Kogyo Co., Ltd.	141,762
52,000	Nippon Yusen KK(a)	3,901,541
154,600	Nishio Rent All Co., Ltd.	4,066,669
996,900	Nissan Motor Co., Ltd.*	4,987,059
110,300	Nisshin Oillio Group, Ltd. (The)	2,996,756
32,000	Nissin Foods Holdings Co., Ltd.	2,565,758
29,300	Nitto Denko Corp.	2,082,716
49,000	Nojima Corp.	1,262,029
2,021,300	Nomura Holdings, Inc.	9,910,109
14,300	Nomura Micro Science Co., Ltd.(a)	616,595
240,100	Nomura Research Institute, Ltd.	8,826,568
479,141	North Pacific Bank, Ltd.	1,088,497
4,600	NS Solutions Corp.	156,092
96,900	NTT Data Corp.	1,872,667
389,700	Obayashi Corp.	3,227,668
52,100	Obic Co., Ltd.	9,944,175
153,900	Okuwa Co., Ltd.	1,630,461
126,300	Olympus Corp.	2,766,746
103,200	Omron Corp.	10,203,254
30,500	Onoken Co., Ltd.	454,132
594,400	ORIX Corp.	11,080,253
264,000	Osaka Gas Co., Ltd.	4,840,305
18,200	OSG Corp.	312,163
40,100	Otsuka Holdings Co., Ltd.	1,705,121
120,300	Outsourcing, Inc.	2,168,383
10,000	Persol Holdings Co., Ltd.	249,942
81,700	Pilot Corp.	3,089,219
68,400	Plenus Co., Ltd.	1,333,570

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
83,100	Pola Orbis Holdings, Inc.	1,911,958
66,100	Prima Meat Packers, Ltd.	1,675,454
30,300	Punch Industry Co., Ltd.	170,391
425,200	Recruit Holdings Co., Ltd.	25,861,634
340,500	Rengo Co., Ltd.	2,655,059
714,000	Resona Holdings, Inc.	2,834,625
160,500	Ricoh Co., Ltd.	1,642,855
358,700	Rohto Pharmaceutical Co., Ltd.	10,988,381
91,200	Sangetsu Corp.	1,237,344
209,700	Sanki Engineering Co., Ltd.	2,778,678
53,700	Sankyu, Inc.	2,479,276
18,000	Sanoh Industrial Co., Ltd.	163,729
522,400	Santen Pharmaceutical Co., Ltd.	7,353,310
10,500	Sanwa Holdings Corp.	136,202
3,500	Sanyo Chemical Industries, Ltd.	183,015
7,700	Sanyo Trading Co., Ltd.	80,554
40,100	Sawai Group Holdings Co., Ltd.	1,861,559
12,300	SBS Holdings, Inc.	463,182
2,100	SCREEN Holdings Co., Ltd.	179,778
129,000	Secom Co., Ltd.	9,337,282
165,600	Seiko Epson Corp.	3,332,655
145,900	Seino Holdings Co., Ltd.	1,755,346
220,600	Senshu Ikeda Holdings, Inc.	325,372
319,300	Shimadzu Corp.	13,990,472
21,400	Shin-Etsu Chemical Co., Ltd.	3,600,366
3,800	Shinko Electric Industries Co., Ltd.	126,111
124,600	Shinmaywa Industries, Ltd.	1,040,397
154,100	Shinsei Bank, Ltd.(a)	2,587,947
20,900	Shizuoka Bank, Ltd. (The)	171,514
13,600	Shizuoka Gas Co., Ltd.	163,910
9,700	Shoei Co., Ltd.	435,820
6,600	Showa Denko KK	160,671
378,600	SKY Perfect JSAT Holdings, Inc.	1,452,473
19,800	SMC Corp.	12,356,344
69,600	Sohgo Security Services Co., Ltd.	3,134,688
334,120	Sojitz Corp.	5,482,787
167,000	Sompo Holdings, Inc.	7,214,489
28,000	Studio Alice Co., Ltd.	612,358
32,500	SUMCO Corp.	650,889
19,600	Sumitomo Bakelite Co., Ltd.	905,246
93,000	Sumitomo Chemical Co., Ltd.	483,914
137,900	Sumitomo Corp.	1,923,181
10,100	Sumitomo Dainippon Pharma Co., Ltd.	180,002
196,600	Sumitomo Electric Industries, Ltd.	2,616,086
134,400	Sumitomo Heavy Industries, Ltd.	3,473,034
435,200	Sumitomo Mitsui Construction Co., Ltd.	1,945,511
182,300	Sumitomo Mitsui Financial Group, Inc.	6,361,830
158,100	Sumitomo Mitsui Trust Holdings, Inc.	5,400,965
424,700	Sumitomo Rubber Industries, Ltd.	5,387,196

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
11,700	Sumitomo Seika Chemicals Co., Ltd.	379,125
206,900	Suruga Bank, Ltd.(a)	767,868
37,100	T Hasegawa Co., Ltd.	883,350
38,400	T&D Holdings, Inc.	523,138
129,300	Taiheiyo Cement Corp.	2,682,757
14,800	Takara Bio, Inc.	413,847
7,900	Takara Holdings, Inc.	113,929
14,000	Takara Standard Co., Ltd.	203,726
7,200	Takasago Thermal Engineering Co., Ltd.	136,549
11,500	Takashimaya Co., Ltd.	128,108
14,800	Takeuchi Manufacturing Co., Ltd.	341,494
34,200	TDK Corp.	1,232,450
389,600	Teijin, Ltd.	5,485,747
134,400	Terumo Corp.	6,302,890
8,600	Toagosei Co., Ltd.	99,985
27,200	Tohoku Electric Power Co., Inc.	199,906
154,500	Tokio Marine Holdings, Inc.	8,264,665
188,400	Tokuyama Corp.	3,605,520
10,700	Tokyo Electron, Ltd.	4,704,750
15,700	Tokyo Electron, Ltd., ADR	1,736,420
285,300	Tokyo Gas Co., Ltd.	5,299,808
1,800	Tokyo Ohka Kogyo Co., Ltd.	108,915
2,200	Tokyo Seimitsu Co., Ltd.	90,407
21,000	Tokyo Steel Manufacturing Co., Ltd.(a)	215,122
8,100	Tokyo Tatemono Co., Ltd.	127,979
229,200	Tokyu Construction Co., Ltd.(a)	1,609,265
150,100	Tomy Co., Ltd.	1,529,023
6,100	Topcon Corp.	105,609
69,400	Toray Industries, Inc.	442,113
16,900	Tosoh Corp.	305,900
13,400	TOTO, Ltd.	635,065
111,400	Towa Corp.	2,539,153
84,900	Towa Pharmaceutical Co., Ltd.	2,403,286
54,200	Toyo Ink SC Holdings Co., Ltd.	1,018,847
8,100	Toyo Seikan Group Holdings, Ltd.(a)	94,925
220,500	Toyo Suisan Kaisha, Ltd.	9,768,744
25,700	Toyo Tanso Co., Ltd.	677,339
185,000	Toyota Motor Corp.	3,301,013
13,000	Toyota Tsusho Corp.	543,441
5,500	Transcosmos, Inc.	179,702
171,200	TS Tech Co., Ltd.	2,203,160
16,600	Tsubakimoto Chain Co.	515,133
68,500	UACJ Corp.*	1,789,099
135,900	Ube Industries, Ltd.(a)	2,660,935
48,700	Ulvac, Inc.	2,778,531
123,700	Ushio, Inc.	2,320,841
161,600	Valor Holdings Co., Ltd.	3,487,188
19,900	Warabeya Nichiyo Holdings Co., Ltd.	454,296
274,100	Yamaha Motor Co., Ltd.	7,613,098

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
36,200	Yamaichi Electronics Co., Ltd.	535,619
55,400	Yamazaki Baking Co., Ltd.	962,398
188,800	Yokogawa Electric Corp.	3,292,915
136,000	Yokohama Rubber Co., Ltd. (The)	2,439,092
6,700	Zeon Corp.	94,025

		820,626,994

	Luxembourg — 0.1%
78,361	APERAM SA	4,321,134

	Mexico — 0.3%
3,923,900	America Movil SAB de CV Series L	3,489,482
955,042	Cemex SAB de CV, ADR*	6,847,651

		10,337,133

	Netherlands — 5.7%
37,775	ABN AMRO Bank NV CVA, GDR* 144A	543,816
11,322	Adyen NV* 144A	31,497,816
607,600	Aegon NV	3,121,018
158,590	Aegon NV, ADR NYRS	807,223
6,623	ASM International NV	2,587,221
51,800	ASML Holding NV	38,231,220
8,291	ASML Holding NV, ADR NYRS	6,177,707
65,337	ASR Nederland NV	2,974,067
55,325	Euronext NV	6,246,363
109,667	Heineken NV	11,406,086
434,800	ING Groep NV(a)	6,314,033
8,423	Intertrust NV* 144A	126,130
318,100	Koninklijke Ahold Delhaize NV	10,551,530
78,478	Koninklijke DSM NV	15,694,217
117,082	Koninklijke KPN NV	367,369
307,714	NN Group NV	16,067,169
6,972	Randstad NV	466,183
82,900	Royal Dutch Shell Plc Class A, ADR	3,694,853
429,600	Royal Dutch Shell Plc Class B	9,524,208
126,606	Royal Dutch Shell Plc Class B, ADR	5,604,848
242,833	Signify NV 144A	12,070,776
50,901	TKH Group NV CVA, ADR	2,821,826
1,859	Topicus.com, Inc.*	195,152
204,383	Wolters Kluwer NV	21,615,061

		208,705,892

	New Zealand — 0.0%
292,169	SKYCITY Entertainment Group, Ltd.	644,812

	Norway — 0.6%
100,400	Austevoll Seafood ASA	1,192,073
237,976	DNB Bank ASA	5,410,550

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Norway — continued
121,804	Equinor ASA	3,108,422
147,942	Golden Ocean Group, Ltd.	1,541,277
27,325	Kongsberg Gruppen ASA	758,516
151,000	Leroy Seafood Group ASA	1,249,907
55,504	Nordic Semiconductor ASA*	1,663,239
377,751	Norsk Hydro ASA	2,822,930
182,055	Telenor ASA	3,062,254
6,271	TOMRA Systems ASA	327,863

		21,137,031

	Philippines — 0.0%
6,261,800	Vista Land & Lifescapes, Inc.	427,254

	Portugal — 0.0%
782,528	Banco Espirito Santo SA* (b) (c)	—
69,387	NOS SGPS SA	278,116

		278,116

	Russia — 1.4%
67,302	Coca-Cola HBC AG*	2,164,732
3,037,280	Gazprom PJSC	15,047,344
426,500	Gazprom PJSC, ADR	4,198,244
67,678	LUKOIL PJSC	6,406,220
55,300	LUKOIL PJSC, ADR	5,234,698
3,079	MMC Norilsk Nickel PJSC	920,757
84,300	MMC Norilsk Nickel PJSC, ADR	2,495,476
8,724	PhosAgro PJSC	612,365
325,800	Rosneft Oil Co. PJSC	2,742,692
2,241,060	Sberbank of Russia PJSC	10,430,417
88,827	Tatneft PJSC	642,549
44,800	Tatneft PJSC, ADR	1,939,472

		52,834,966

	Singapore — 0.3%
3,276,000	IGG, Inc.	3,069,830
719,300	NetLink NBN Trust	526,229
259,300	United Overseas Bank, Ltd.	4,905,039
226,400	Venture Corp., Ltd.	2,984,022

		11,485,120

	South Africa — 0.5%
17,400	Anglo American Platinum, Ltd.	1,507,241
409,108	Anglo American Plc	14,122,077
1,003,000	Old Mutual, Ltd.(a)	1,094,169

		16,723,487

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	South Korea — 1.2%
17,475	HMM Co., Ltd.*	491,678
14,754	KCC Glass Corp.	850,452
40,800	Kia Corp.	2,756,676
329,416	Pan Ocean Co., Ltd.	2,062,042
534,825	Samsung Electronics Co., Ltd.	33,286,869
26,500	Samyang Foods Co., Ltd.	1,820,438
14,100	SK Telecom Co., Ltd.	3,844,849

		45,113,004

	Spain — 2.3%
59,099	Acerinox SA	753,990
123,370	Amadeus IT Group SA*	8,108,683
1,102,456	Banco de Sabadell SA*	923,619
1,645,300	Banco Santander SA*	5,962,536
5,064,010	CaixaBank SA	15,710,961
314,297	Cellnex Telecom SA	19,383,915
142,600	Enagas SA	3,170,876
205,901	Ercros SA*	838,118
48,013	Grupo Catalana Occidente SA	1,754,195
1,203,334	Iberdrola SA	12,024,596
20,191	Let’s GOWEX SA* (b) (c)	—
1,816,288	Mapfre SA	3,960,404
481,400	Mediaset Espana Comunicacion SA*	2,730,285
732,718	Repsol SA	9,521,822

		84,844,000

	Sweden — 2.8%
12,439	Arjo AB Class B	153,565
30,638	Atlas Copco AB Class B	1,567,249
53,098	Axfood AB(a)	1,270,509
99,593	Bilia AB Class A	1,797,086
129,900	Boliden AB	4,181,701
349,799	Electrolux Professional AB Class B*	2,492,257
266,050	Epiroc AB Class A	5,487,584
4,231	EQT AB	174,391
19,235	Getinge AB Class B	765,418
242,121	H & M Hennes & Mauritz AB Class B*	4,912,277
1,060,444	Hexagon AB Class B	16,350,432
25,674	Industrivarden AB Class A	818,858
73,036	Industrivarden AB Class C	2,251,646
9,467	Indutrade AB	263,139
172,411	Intrum AB	4,694,780
30,015	Investor AB Class A(a)	647,601
233,137	Investor AB Class B	4,995,204
78,133	Inwido AB	1,306,637
1,186	L E Lundbergforetagen AB Class B	64,811
49,937	Lundin Energy AB(a)	1,854,983
24,192	Nobia AB	159,477
36,197	Ratos AB Class B	212,632

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued
273,206	Securitas AB Class B	4,335,744
282,700	SKF AB Class B	6,657,736
37,051	Svenska Handelsbanken AB Class A	415,905
437,437	Swedbank AB Class A	8,854,111
1,380,385	Telefonaktiebolaget LM Ericsson Class B(a)	15,612,044
141,200	Telefonaktiebolaget LM Ericsson, ADR	1,581,440
390,400	Volvo AB Class B	8,777,109

		102,656,326

	Switzerland — 9.6%
367,771	ABB, Ltd.	12,246,768
154,607	Adecco Group AG	7,735,388
46,038	Arbonia AG	891,759
5,851	Bachem Holding AG Class B	4,448,429
2,468	Baloise Holding AG	375,943
200	Chocoladefabriken Lindt & Spruengli AG	2,238,328
156,451	Cie Financiere Richemont SA	16,116,633
128,926	Clariant AG*	2,413,195
3,131	Comet Holding AG	1,083,063
358,000	Credit Suisse Group AG	3,546,069
3,903	dormakaba Holding AG(a)	2,831,381
15,600	Flughafen Zurich AG*	2,779,659
9,789	Geberit AG	7,185,651
260	Georg Fischer AG	384,578
6,814	Givaudan SA	31,091,699
157,550	Holcim, Ltd.*	7,572,502
26,825	Huber + Suhner AG	2,069,014
53,081	Julius Baer Group, Ltd.	3,507,463
26,575	Lonza Group AG	19,890,540
347,642	Nestle SA	41,787,550
247,328	Novartis AG	20,271,265
15,749	Partners Group Holding AG	24,492,978
85,885	Roche Holding AG	31,309,519
146,703	Roche Holding AG, ADR	6,670,585
44,698	Schindler Holding AG	11,949,141
4,671	SGS SA	13,569,055
123	Siegfried Holding AG*	108,706
24,743	Sika AG(a)	7,818,535
456	Straumann Holding AG	815,228
22,320	Swatch Group AG (The)	1,148,354
5,300	Swatch Group AG (The) (Bearer Shares)	1,387,984
38,142	Swiss Life Holding AG	19,322,682
3,213	Tecan Group AG	1,811,386
41,936	Temenos AG	5,689,746
1,609	u-blox Holding AG*	105,695
1,066,562	UBS Group AG	17,027,193
10,205	Valora Holding AG*	1,999,798
4,695	Vontobel Holding AG	396,166
36,200	Zur Rose Group AG* (a)	14,352,913
5,887	Zurich Insurance Group AG	2,398,099

		352,840,640

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Taiwan — 2.1%
935,000	ASE Technology Holding Co., Ltd.	3,639,643
1,134,000	Chipbond Technology Corp.	2,736,792
1,483,000	ChipMOS Technologies, Inc.	2,483,281
1,961,000	Compeq Manufacturing Co., Ltd.	2,597,659
1,327,700	Fubon Financial Holding Co., Ltd.	3,621,675
816,000	Hon Hai Precision Industry Co., Ltd.	3,049,535
42,090	Sea, Ltd., ADR*	13,415,346
747,000	Taiwan Semiconductor Manufacturing Co., Ltd.	15,403,921
276,682	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	30,891,545

		77,839,397

	Thailand — 0.0%
16,831,100	Quality Houses PCL Class F	1,082,446

	Turkey — 0.1%
280,700	Coca-Cola Icecek AS	2,677,597

	United Kingdom — 10.1%
484,537	3i Group Plc	8,351,998
12,050	888 Holdings Plc	69,660
242,810	Ashtead Group Plc	18,431,740
73,110	AstraZeneca Plc	8,807,525
342,500	Babcock International Group Plc*	1,700,981
966,000	BAE Systems Plc	7,306,604
1,303,300	Barclays Plc	3,326,262
277,400	Barclays Plc, ADR	2,862,768
280,200	Barratt Developments Plc	2,474,361
54,979	Bellway Plc	2,411,692
21,055	Berkeley Group Holdings Plc	1,234,197
93,857	Bodycote Plc	1,093,729
802,969	BP Plc	3,640,052
63,189	BP Plc, ADR	1,726,955
235,600	British American Tobacco Plc	8,225,738
268,973	British American Tobacco Plc, ADR	9,489,367
1,821,700	BT Group Plc*	3,915,203
1,634,400	Centrica Plc*	1,247,991
551,000	CK Hutchison Holdings, Ltd.	3,653,857
364,944	CNH Industrial NV	6,182,518
44,500	Coca-Cola European Partners Plc	2,460,405
116,509	Compass Group Plc*	2,385,491
251,214	ConvaTec Group Plc 144A	731,539
208,800	Crest Nicholson Holdings Plc	1,071,058
36,691	Croda International Plc	4,192,901
992,500	Currys Plc	1,782,881
18,828	CVS Group Plc*	606,491
453,401	Diageo Plc	21,861,650
44,534	EMIS Group Plc	833,595
293,219	Experian Plc	12,189,154
1,021,081	GlaxoSmithKline Plc	19,287,020

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
275,865	GlaxoSmithKline Plc, ADR	10,540,802
57,397	Greggs Plc	2,255,878
258,434	Halma Plc	9,865,113
622,255	Hays Plc	1,354,942
225,112	Hiscox, Ltd.	2,532,613
3,723,600	HSBC Holdings Plc	19,221,945
584,615	IMI Plc	13,035,803
229,500	Imperial Brands Plc	4,792,893
45,874	Inchcape Plc	498,523
115,435	Intertek Group Plc	7,711,861
1,581,400	J Sainsbury Plc	6,059,922
22,417	Johnson Matthey Plc	809,107
172,095	Jupiter Fund Management Plc	572,013
1,756,600	Kingfisher Plc	7,952,908
5,315,800	Lloyds Banking Group Plc	3,309,026
3,337,534	Man Group Plc	9,185,112
676,700	Marks & Spencer Group Plc*	1,654,388
34,442	Marston’s Plc*	37,307
101,286	Meggitt Plc*	1,006,396
543,056	Melrose Industries Plc	1,257,522
200,165	Micro Focus International Plc	1,101,936
484,800	Mitchells & Butlers Plc*	1,529,967
685,653	Mitie Group Plc*	654,533
584,660	Paragon Banking Group Plc	4,257,378
1,204,856	QinetiQ Group Plc	5,257,547
213,344	Reckitt Benckiser Group Plc	16,710,078
247,100	Redrow Plc	2,204,124
192,666	RELX Plc	5,556,058
175,524	Royal Mail Plc	993,951
324,347	Sage Group Plc (The)	3,097,874
376,251	Senior Plc*	854,077
120,298	Smith & Nephew Plc	2,067,404
160,339	Spectris Plc	8,322,013
77,105	Spirax-Sarco Engineering Plc	15,506,625
176,743	Stagecoach Group Plc*	197,988
145,983	SThree Plc	1,139,930
562,500	Tate & Lyle Plc	5,242,257
1,350,500	Taylor Wimpey Plc	2,791,137
1,021,100	Tesco Plc	3,465,702
74,000	Vistry Group Plc	1,212,330
429,900	Vodafone Group Plc, ADR	6,641,955
310,200	Whitbread Plc*	13,806,033
11,221	WPP Plc	150,885
33,400	WPP Plc, ADR	2,239,136

		372,210,375

	United States — 5.0%
12,183	Agilent Technologies, Inc.	1,919,188
78,927	Analog Devices, Inc.	13,218,694

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued
45,873	ANSYS, Inc.*	15,617,463
21,524	Atlassian Corp. Plc Class A*	8,424,924
31,386	Bruker Corp.	2,451,247
229,012	Cadence Design Systems, Inc.*	34,681,577
138,089	Colgate-Palmolive Co.	10,436,767
25,328	Core Laboratories NV	702,852
140,221	James Hardie Industries Plc, CDI	5,025,405
81,612	Janus Henderson Group Plc	3,373,024
764,100	JBS SA	5,198,331
20,703	Nordson Corp.	4,930,419
331,348	Schneider Electric SE	55,118,513
177,711	Stellantis NV	3,395,143
255,527	Stellantis NV (EN Paris Exchange)	4,891,578
140,082	Swiss Re AG	11,920,946
23,182	Texas Instruments, Inc.	4,455,812

		185,761,883

	TOTAL COMMON STOCKS (COST $2,972,434,475)	3,499,963,081

	INVESTMENT COMPANIES — 0.9%

	United States — 0.9%
341,190	iShares MSCI EAFE ETF	26,616,232
138,834	Vanguard FTSE Developed Markets ETF	7,009,729

		33,625,961

	TOTAL INVESTMENT COMPANIES (COST $33,924,406)	33,625,961

	PREFERRED STOCKS — 1.5%

	Germany — 1.4%
5,781	BMW AG, 2.77%	441,639
193,210	Henkel AG & Co. KGaA, 2.34%	17,947,231
95,893	Porsche Automobil Holding SE, 2.64%	9,561,082
1,039	Sartorius AG, 0.15%	662,028
257,100	Schaeffler AG, 3.64%	1,977,679
96,514	Volkswagen AG, 2.54%	21,631,750

		52,221,409

	South Korea — 0.1%
56,818	Samsung Electronics Co., Ltd., 4.12%	3,325,702

	TOTAL PREFERRED STOCKS (COST $52,786,189)	55,547,111

	RIGHTS — 0.0%

	Germany — 0.0%
199,311	Deutsche Lufthansa AG, Expires 10/01/21* (a)	473,533

	TOTAL RIGHTS (COST $955,732)	473,533

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares		Description	Value ($)

		WARRANT — 0.0%

		Switzerland — 0.0%
236,912		Cie Financiere Richemont SA, Expires 11/22/23*	111,745

		TOTAL WARRANT (COST $—)	111,745

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENT — 1.6%

		Mutual Fund - Securities Lending Collateral — 1.6%
59,832,921		State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(d) (e)	59,832,921

		TOTAL SHORT-TERM INVESTMENT (COST $59,832,921)	59,832,921

		TOTAL INVESTMENTS — 98.9% (Cost $3,119,933,723)	3,649,554,352

		Other Assets and Liabilities (net) — 1.1%	39,950,059

		NET ASSETS — 100.0%	$3,689,504,411

		Notes to Schedule of Investments:

	*	Non-income producing security.

	(a)	All or a portion of this security is out on loan.

	(b)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2021 was $1,457,972.

	(c)	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

	(d)	The rate disclosed is the 7-day net yield as of September 30, 2021.

	(e)	Represents an investment of securities lending cash collateral.

	144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $54,729,345 which represents 1.5% of net assets.

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
379	MSCI EAFE Index	Dec 2021	$42,959,650	$(2,012,317)

Abbreviations

ADR	— American Depository Receipt
CDI	— CREST Depository Interest
CVA	— Certificaten Van Aandelen
GDR	— Global Depository Receipt
REIT	— Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Consumer, Non-cyclical	23.3
Industrial	17.4
Financial	14.2
Consumer, Cyclical	11.5
Technology	11.5
Basic Materials	9.0
Communications	4.5
Energy	3.8
Utilities	1.1
Unaffiliated Funds	0.9
Diversified	0.1
Short-Term Investment	1.6
Other Assets and Liabilities (net)	1.1

100.0%

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		DEBT OBLIGATIONS — 99.8%

		Asset Backed Securities — 10.7%
2,153,000		Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, due 08/15/46 144A	2,166,763
100,000		AmeriCredit Automobile Receivables Trust, Series 2019-1, Class B, 3.13%, due 02/18/25	101,280
200,000		AmeriCredit Automobile Receivables Trust, Series 2019-1, Class C, 3.36%, due 02/18/25	205,550
400,000		AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, due 04/18/25	411,075
600,000		AmeriCredit Automobile Receivables Trust, Series 2019-3, Class C, 2.32%, due 07/18/25	613,506
500,000		AmeriCredit Automobile Receivables Trust, Series 2020-1, Class B, 1.48%, due 01/21/25	505,837
100,000		AmeriCredit Automobile Receivables Trust, Series 2020-2, Class C, 1.48%, due 02/18/26	101,416
200,000		AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C, 1.06%, due 08/18/26	201,486
1,650,000		AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C, 0.89%, due 10/19/26	1,654,334
400,000		AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01%, due 01/19/27	399,014
2,068,000		AMSR Trust, Series 2020-SFR4, Class A, 1.36%, due 11/17/37 144A	2,065,521
1,350,000		AMSR Trust, Series 2021-SFR1, Class A, 1.95%, due 06/17/38(b) 144A	1,352,799
1,529,000		AMSR Trust, Series 2021-SFR2, Class A, 1.53%, due 08/17/38 144A	1,523,411
3,500,000		Anchorage Capital CLO 7, Ltd., Series 2015-7A, Class AR2, 1.22% (3 mo. USD LIBOR + 1.09%), due 01/28/31(c) 144A	3,500,696
423,720		Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, due 06/07/49 144A	432,996
543,510		Arbys Funding LLC, Series 2020-1A, Class A2, 3.24%, due 07/30/50 144A	566,587
1,550,000		ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, due 08/15/28 144A	1,575,196
506,000		Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, due 03/20/26 144A	527,092
297,000		Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.33%, due 08/20/26 144A	309,256
250,000		Benefit Street Partners CLO XII, Ltd., Series 2017-12A, Class A1, 1.38% (3 mo. USD LIBOR + 1.25%), due 10/15/30(c) 144A	250,108
1,250,000	EUR	BNPP AM Euro CLO BV, Series 2018-1A, Class AR, 0.60% (3 mo. EURIBOR + 0.60%), due 04/15/31(c) 144A	1,444,774
282,000		Bojangles Issuer LLC, Series 2020-1A, Class A2, 3.83%, due 10/20/50 144A	293,406
152,512		BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A, 3.28%, due 09/26/33 144A	159,281
366,000		Capital Automotive REIT, LP, Series 2020-1A, Class B1, 4.17%, due 02/15/50 144A	377,896
804,736		Capital One Prime Auto Receivables Trust, Series 2019-1, Class A3, 2.51%, due 11/15/23	813,029
2,500,000	EUR	Carlyle Euro CLO DAC, Series 2017-2A, Class A1R, 0.63% (3 mo. EURIBOR + 0.63%), due 08/15/30(c) 144A	2,891,622
1,750,000	EUR	Carlyle Global Market Strategies Euro CLO, Ltd., Series 2014-2A, Class AR1, 0.75% (3 mo. EURIBOR + 0.75%), due 11/15/31(c) 144A	2,022,641
400,000		CarMax Auto Owner Trust, Series 2020-4, Class C, 1.30%, due 08/17/26	405,245

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
300,000	CarMax Auto Owner Trust, Series 2021-2, Class C, 1.34%, due 02/16/27	299,651
310,000	CarMax Auto Owner Trust, Series 2021-3, Class C, 1.25%, due 05/17/27	308,273
300,000	CarMax Auto Owner Trust, Series 2021-4, Class C, 1.38%, due 07/15/27	298,523
1,272,479	CF Hippolyta LLC, Series 2020-1, Class A1, 1.69%, due 07/15/60 144A	1,290,634
514,965	CF Hippolyta LLC, Series 2021-1A, Class A1, 1.53%, due 03/15/61 144A	518,776
850,000	CIFC Funding CLO, Ltd., Series 2014-2RA, Class A1, 1.18% (3 mo. USD LIBOR + 1.05%), due 04/24/30(c) 144A	850,221
1,200,000	Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, due 10/13/30	1,393,368
691,530	CLI Funding VI LLC, Series 2020-1A, Class A, 2.08%, due 09/18/45 144A	697,155
552,884	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, due 02/18/46 144A	547,098
219,785	Commonbond Student Loan Trust, Series 2017-BGS, Class A1, 2.68%, due 09/25/42 144A	223,984
2,250,000	Crown City CLO I, Series 2020-1A, Class A1AR, 1.34% (3 mo. USD LIBOR + 1.19%), due 07/20/34(c) 144A	2,252,335
243,000	DataBank Issuer, Series 2021-1A, Class A2, 2.06%, due 02/27/51 144A	243,112
900,345	DB Master Finance LLC, Series 2017-1A, Class A2I, 3.63%, due 11/20/47 144A	908,243
195,895	DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, due 11/20/47 144A	207,290
1,897,280	DB Master Finance LLC, Series 2019-1A, Class A2I, 3.79%, due 05/20/49 144A	1,914,355
112,000	Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, due 04/15/49 144A	112,306
1,586,000	DLLAA LLC, Series 2021-1A, Class A3, 0.67%, due 04/17/26 144A	1,590,218
598,300	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.12%, due 07/25/47 144A	644,815
1,825,425	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.66%, due 04/25/51 144A	1,884,627
24,909	Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65%, due 02/15/24	24,934
200,000	Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42%, due 03/17/25	201,134
300,000	Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65%, due 07/15/25	300,925
352,230	Driven Brands Funding LLC, Series 2020-2A, Class A2, 3.24%, due 01/20/51 144A	363,414
485,000	Driven Brands Funding LLC, Series 2021-1A, Class A2, 2.79%, due 10/20/51 144A	487,033
2,833,718	FirstKey Homes Trust, Series 2020-SFR1, Class A, 1.34%, due 08/17/37 144A	2,837,558
1,709,124	FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, due 10/19/37 144A	1,705,127
580,000	FirstKey Homes Trust, Series 2021-SFR1, Class A, 1.54%, due 08/17/38 144A	579,734
382,000	FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, due 08/17/38 144A	381,083
220,335	Five Guys Funding LLC, Series 2017-1A, Class A2, 4.60%, due 07/25/47 144A	230,848
162,278	FOCUS Brands Funding LLC, Series 2017-1A, Class A2IB, 3.86%, due 04/30/47 144A	167,105
611,000	Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, due 08/15/31 144A	632,433
1,745,000	Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06%, due 04/15/33 144A	1,740,546
300,000	Ford Credit Auto Owner Trust, Series 2020-C, Class C, 1.04%, due 05/15/28	300,715
2,564,000	Ford Credit Floorplan Master Owner Trust, Series 2018-3, Class A1, 3.52%, due 10/15/23	2,567,225
573,000	Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A, 3.06%, due 04/15/26	606,960
453,000	Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class A, 1.06%, due 09/15/27	452,532
139,000	GM Financial Automobile Leasing Trust, Series 2021-2, Class A4, 0.41%, due 05/20/25	138,943
100,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class C, 3.62%, due 06/17/24	103,052
337,003	GM Financial Consumer Automobile Receivables Trust, Series 2019-1, Class A3, 2.97%, due 11/16/23	339,531

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Asset Backed Securities — continued
300,000		GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class C, 1.04%, due 05/17/27	299,371
224,000		GMF Floorplan Owner Revolving Trust, Series 2020-1, Class A, 0.68%, due 08/15/25 144A	224,944
315,000		Golub Capital Partners ABS Funding, Ltd., Series 2020-1A, Class A2, 3.21%, due 01/22/29 144A	316,423
401,000		Golub Capital Partners ABS Funding, Ltd., Series 2021-1A, Class A2, 2.77%, due 04/20/29 144A	403,884
141,115		Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, due 12/26/28 144A	144,257
101,919		Hilton Grand Vacations Trust, Series 2018-AA, Class A, 3.54%, due 02/25/32 144A	106,942
120,216		Home Equity Asset Trust, Series 2003-8, Class M1, 1.17% (1 mo. USD LIBOR + 1.08%), due 04/25/34(c)	120,861
275,000		Honda Auto Receivables Owner Trust, Series 2021-2, Class A4, 0.55%, due 08/16/27	273,755
750,000		HPS Loan Management CLO, Ltd., Series 15A-2019, Class A1, 1.46% (3 mo. USD LIBOR + 1.32%), due 07/22/32(c) 144A	750,546
2,000,000	EUR	Invesco Euro CLO I DAC, Series 1A, Class A1R, 0.65% (3 mo. EURIBOR + 0.65%), due 07/15/31(c) 144A	2,306,222
498,537		Invitation Homes Trust, Series 2018-SFR1, Class A, 0.78% (1 mo. USD LIBOR + 0.70%), due 03/17/37(c) 144A	499,780
241,178		Jack In The Box Funding LLC, Series 2019-1A, Class A21, 3.98%, due 08/25/49 144A	247,025
295,765		Jack In The Box Funding LLC, Series 2019-1A, Class A23, 4.97%, due 08/25/49 144A	323,904
355,673		JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class B, 0.76%, due 02/26/29 144A	355,651
101,406		Laurel Road Prime Student Loan Trust, Series 2017-C, Class A2B, 2.81%, due 11/25/42 144A	102,719
213,145		Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1, 3.44%, due 05/25/59(d) 144A	213,571
2,000,000		Madison Park Funding CLO XXXVIII, Ltd., Series 2021-38A, Class A, 1.25% (3 mo. USD LIBOR + 1.12%), due 07/17/34(c) 144A	2,002,408
741,126		MidOcean Credit CLO III, Series 2014-3A, Class A1R, 1.25% (3 mo. USD LIBOR + 1.12%), due 04/21/31(c) 144A	738,950
85,033		Morgan Stanley ABS Capital I, Inc., Series 2003-NC10, Class M1, 1.11% (1 mo. USD LIBOR + 1.02%), due 10/25/33(c)	85,212
37,045		Morgan Stanley ABS Capital I, Inc., Series 2003-NC7, Class M1, 1.14% (1 mo. USD LIBOR + 1.05%), due 06/25/33(c)	37,048
96,439		MVW Owner Trust, Series 2018-1A, Class A, 3.45%, due 01/21/36 144A	100,076
72,197		Navient Private Education Loan Trust, Series 2016-AA, Class A2A, 3.91%, due 12/15/45 144A	76,017
225,538		Navient Private Education Refi Student Loan Trust, Series 2019-FA, Class A2, 2.60%, due 08/15/68 144A	230,549
636,106		Navient Private Education Refi Student Loan Trust, Series 2020-HA, Class A, 1.31%, due 01/15/69 144A	640,891
340,725		Navient Student Loan Trust, Series 2020-2A, Class A1A, 1.32%, due 08/26/69 144A	336,518
716,205		Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.58%, due 04/30/51 144A	741,784
172,298		New Century Home Equity Loan Trust, Series 2003-A, Class A, 0.81% (1 mo. USD LIBOR + 0.72%), due 10/25/33(c) 144A	170,389
53,313		New Residential Mortgage LLC, Series 2018-FNT2, Class A, 3.79%, due 07/25/54 144A	53,345
600,000		North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 0.93% (3 mo. USD LIBOR + 0.80%), due 07/25/36(c)	602,012

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
73,982	NRZ Excess Spread-Collateralized Notes, Series 2018-FNT1, Class A, 3.61%, due 05/25/23 144A	74,188
140,206	NRZ Excess Spread-Collateralized Notes, Series 2021-FHT1, Class A, 3.10%, due 07/25/26 144A	140,946
1,891,461	Oak Street Investment Grade Net Lease Fund, Series 2021-1A, Class A1, 1.48%, due 01/20/51 144A	1,889,731
81,393	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, due 03/14/29 144A	81,616
169,544	Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.46%, due 02/15/27 144A	174,422
2,340,084	OZLM Funding IV CLO, Ltd., Series 2013-4A, Class A1R, 1.39% (3 mo. USD LIBOR + 1.25%), due 10/22/30(c) 144A	2,340,742
741,917	OZLM IX CLO, Ltd., Series 2014-9A, Class A1AR, 1.41% (3 mo. USD LIBOR + 1.28%), due 10/20/31(c)	741,921
247,297	OZLM XI CLO, Ltd., Series 2015-11A, Class A1R, 1.38% (3 mo. USD LIBOR + 1.25%), due 10/30/30(c) 144A	247,380
2,500,000	Palmer Square CLO, Ltd., Series 2015-1A, Class A1A4, 1.26% (3 mo. USD LIBOR + 1.13%), due 05/21/34(c) 144A	2,503,297
750,000	Palmer Square CLO, Ltd., Series 2018-2A, Class A1A, 1.23% (3 mo. USD LIBOR + 1.10%), due 07/16/31(c) 144A	750,359
2,000,000	Park Avenue Institutional Advisers CLO, Ltd., Series 2018-1A, Class A1AR, 1.13% (3 mo. USD LIBOR + 1.00%), due 10/20/31(c) 144A	2,000,634
277,000	PFS Financing Corp., Series 2020-E, Class A, 1.00%, due 10/15/25 144A	279,335
649,359	Progress Residential Trust, Series 2019-SFR1, Class A, 3.42%, due 08/17/35 144A	657,088
1,329,000	Progress Residential Trust, Series 2019-SFR4, Class A, 2.69%, due 10/17/36 144A	1,355,116
1,313,000	Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, due 04/17/37 144A	1,324,635
1,364,000	Progress Residential Trust, Series 2021-SFR2, Class A, 1.55%, due 04/19/38 144A	1,362,253
246,000	Progress Residential Trust, Series 2021-SFR8, Class B, 1.68%, due 10/17/38 144A	244,294
5,411	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4, 4.93%, due 08/25/35(d)	5,593
250,000	Romark CLO II, Ltd., Series 2018-2A, Class A1, 1.30% (3 mo. USD LIBOR + 1.18%), due 07/25/31(c) 144A	250,057
739,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, due 04/20/45 144A	778,806
340,140	Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49%, due 10/15/25	342,367
500,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46%, due 09/15/25	505,337
600,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12%, due 01/15/26	603,999
400,000	Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.01%, due 01/15/26	402,809
900,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.75%, due 02/17/26	904,041
700,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90%, due 06/15/26	702,939
900,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, due 07/15/27	904,344
1,000,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95%, due 09/15/27	1,002,586
653,000	Santander Revolving Auto Loan Trust, Series 2019-A, Class A, 2.51%, due 01/26/32 144A	686,191
38,663	Saxon Asset Securities Trust, Series 2005-1, Class M1, 0.78% (1 mo. USD LIBOR + 0.69%), due 05/25/35(c)	38,746
472,000	ServiceMaster Funding LLC, Series 2021-1, Class A2I, 2.87%, due 07/30/51 144A	473,612
382,200	Sesac Finance LLC, Series 2019-1, Class A2, 5.22%, due 07/25/49 144A	407,593
57,052	Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A, 3.20%, due 01/20/36 144A	58,926
500,000	Silver Creek CLO, Ltd., Series 2014-1A, Class AR, 1.37% (3 mo. USD LIBOR + 1.24%), due 07/20/30(c) 144A	500,107
1,851,725	Small Business Administration, Series 2013-20H, Class 1, 3.16%, due 08/01/33	1,970,294

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
1,320,304	Small Business Administration, Series 2013-20L, Class 1, 3.38%, due 12/01/33	1,418,312
1,606,646	Small Business Administration, Series 2014-20C, Class 1, 3.21%, due 03/01/34	1,708,635
758,285	Small Business Administration, Series 2014-20D, Class 1, 3.11%, due 04/01/34	800,120
544,718	Small Business Administration, Series 2014-20I, Class 1, 2.92%, due 09/01/34	572,962
2,396,730	Small Business Administration, Series 2019-25F, Class 1, 2.77%, due 06/01/44	2,541,798
960,317	Small Business Administration, Series 2020-25D, Class 1, 1.77%, due 04/01/45	971,347
23,417	SMB Private Education Loan Trust, Series 2015-C, Class A2A, 2.75%, due 07/15/27 144A	23,575
456,553	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.84%, due 06/15/37 144A	475,224
204,192	SMB Private Education Loan Trust, Series 2020-PTA, Class A2A, 1.60%, due 09/15/54 144A	206,657
298,097	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07%, due 01/15/53 144A	294,091
451,060	Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, due 01/20/50 144A	476,477
360,000	Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, due 08/20/51 144A	356,148
658,537	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, due 02/25/44 144A	693,273
547,000	Stack Infrastructure Issuer LLC, Series 2019-2A, Class A2, 3.08%, due 10/25/44 144A	562,232
2,178,000	Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.88%, due 03/26/46 144A	2,177,136
649,287	STORE Master Funding LLC, Series 2014-1A, Class A2, 5.00%, due 04/20/44 144A	673,061
1,408,238	STORE Master Funding LLC, Series 2021-1A, Class A1, 2.12%, due 06/20/51 144A	1,415,309
525	STORE Master Funding LLC, Series 2021-1A, Class A2, 2.96%, due 06/20/51	538
194,676	Sunbird Engine Finance LLC, Series 2020-1A, Class A, 3.67%, due 02/15/45 144A	189,077
715,000	Taco Bell Funding LLC, Series 2021-1A, Class A2I, 1.95%, due 08/25/51 144A	717,641
1,234,000	Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.29%, due 08/25/51 144A	1,234,225
22,911	Telos CLO, Ltd., Series 2013-3A, Class AR, 1.43% (3 mo. USD LIBOR + 1.30%), due 07/17/26(c) 144A	22,916
311,053	TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, due 02/20/46 144A	305,158
978,000	Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.56%, due 11/25/31 144A	1,026,027
287,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, due 05/25/33 144A	291,088
2,200,000	Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A, 1.07%, due 02/27/34 144A	2,197,574
1,531,638	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, due 03/17/38 144A	1,595,096
1,500,000	Trimaran Cavu CLO, Ltd., Series 2021-1A, Class A, 1.35% (3 mo. USD LIBOR + 1.21%), due 04/23/32(c) 144A	1,500,918
715,530	Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.11%, due 09/20/45 144A	721,975
432,790	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, due 03/20/46 144A	430,015
2,132,000	Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, due 09/15/45 144A	2,128,110
347,000	Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, due 09/15/45 144A	345,616
500,000	Venture XIX CLO, Ltd., Series 2014-19A, Class ARR, 1.39% (3 mo. USD LIBOR + 1.26%), due 01/15/32(c) 144A	500,055
2,389,203	Verizon Owner Trust, Series 2019-B, Class A1A, 2.33%, due 12/20/23	2,410,963
491,226	VR Funding LLC, Series 2020-1A, Class A, 2.79%, due 11/15/50 144A	494,582
168,035	VSE VOI Mortgage LLC, Series 2017-A, Class A, 2.33%, due 03/20/35 144A	171,768
500,000	Wellfleet CLO, Ltd., Series 2018-3A, Class A1A, 1.38% (3 mo. USD LIBOR + 1.25%), due 01/20/32(c) 144A	500,073

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
750,000	Wellfleet CLO, Ltd., Series 2019-1A, Class A1, 1.47% (3 mo. USD LIBOR + 1.34%), due 07/20/32(c) 144A	750,123
539,918	Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, due 06/15/49 144A	573,272
1,782,533	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.37%, due 06/15/51 144A	1,805,187
125,181	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.23%, due 03/15/45 144A	124,618
721,932	World Omni Auto Receivables Trust, Series 2019-B, Class A3, 2.59%, due 07/15/24	728,258
1,100,000	World Omni Select Auto Trust, Series 2019-A, Class B, 2.17%, due 12/15/25	1,116,093
200,000	World Omni Select Auto Trust, Series 2019-A, Class C, 2.38%, due 12/15/25	204,840
200,000	World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, due 11/15/27	199,561
1,000,000	York CLO-2, Ltd., Series 2015-1A, Class AR, 1.29% (3 mo. USD LIBOR + 1.15%), due 01/22/31(c) 144A	1,000,398
3,500,000	York CLO-4, Ltd., Series 2016-2A, Class A1R, 1.22% (3 mo. USD LIBOR + 1.09%), due 04/20/32(c) 144A	3,502,100
750,000	York CLO-6, Ltd., Series 2019-1A, Class A1, 1.49% (3 mo. USD LIBOR + 1.35%), due 07/22/32(c) 144A	750,427
578,000	Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, due 07/30/51 144A	590,496

		139,924,136

	Corporate Debt — 38.0%
300,000	1011778 BC ULC/New Red Finance, Inc., 3.88%, due 01/15/28 144A	303,330
490,000	1011778 BC ULC/New Red Finance, Inc., 4.00%, due 10/15/30 144A	485,712
1,650,000	AbbVie, Inc., 3.20%, due 11/21/29	1,778,957
300,000	AbbVie, Inc., 3.60%, due 05/14/25	324,671
450,000	AbbVie, Inc., 4.25%, due 11/21/49	533,710
1,400,000	AbbVie, Inc., 4.50%, due 05/14/35	1,675,308
640,000	AbbVie, Inc., 4.55%, due 03/15/35	767,517
170,000	AbbVie, Inc., 4.70%, due 05/14/45	210,008
290,000	AbbVie, Inc., 4.75%, due 03/15/45	362,678
200,000	Abu Dhabi National Energy Co. PJSC, 2.00%, due 04/29/28 144A	201,475
203,256	ABY Transmision Sur SA, 6.88%, due 04/30/43 144A	263,504
323,000	Adani Ports & Special Economic Zone, Ltd., 3.10%, due 02/02/31 144A	309,116
203,000	AdaptHealth LLC, 5.13%, due 03/01/30 144A	203,384
436,000	Advantage Sales & Marketing, Inc., 6.50%, due 11/15/28(e) 144A	455,018
1,340,000	Advocate Health & Hospitals Corp., 2.21%, due 06/15/30	1,359,932
620,000	AECOM, 5.13%, due 03/15/27	687,425
400,000	AEP Texas, Inc., 3.80%, due 10/01/47	429,952
260,000	AEP Transmission Co. LLC, 3.80%, due 06/15/49	297,903
397,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, due 01/30/26(e)	393,136
432,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.88%, due 08/14/24	450,203
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, due 07/21/27	159,441
1,600,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 04/03/26(e)	1,743,813
252,000	AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	260,127
370,000	Aetna, Inc., 4.75%, due 03/15/44	459,780
137,000	Affinity Gaming, 6.88%, due 12/15/27 144A	144,274
667,949	Air Canada Pass Through Trust, 3.60%, due 09/15/28 144A	681,098
144,802	Air Canada Pass Through Trust, 3.70%, due 07/15/27 144A	141,635
113,686	Air Canada Pass Through Trust, 4.13%, due 11/15/26 144A	116,314
238,000	Air Lease Corp., 2.10%, due 09/01/28	231,265
169,000	Air Lease Corp., 3.63%, due 12/01/27	181,157
180,000	Air Lease Corp., (MTN), 2.88%, due 01/15/26	188,169

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
231,000	Aker BP ASA, 2.88%, due 01/15/26(e) 144A	244,276
170,000	Aker BP ASA, 3.00%, due 01/15/25 144A	179,232
1,000,000	Aker BP ASA, 3.75%, due 01/15/30 144A	1,071,242
427,000	Aker BP ASA, 4.00%, due 01/15/31 144A	464,746
85,665	Alaska Airlines Pass Through Trust, 8.00%, due 02/15/27 144A	96,498
118,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons LLC, 3.25%, due 03/15/26 144A	120,030
296,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons LLC, 3.50%, due 03/15/29(e) 144A	295,771
157,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons LLC, 4.88%, due 02/15/30 144A	169,364
2,895,000	Alexandria Real Estate Equities, Inc. REIT, 2.00%, due 05/18/32	2,808,880
230,000	Alfa Desarrollo SpA, 4.55%, due 09/27/51 144A	224,653
572,000	Ally Financial, Inc., 5.13%, due 09/30/24	640,901
279,000	Ally Financial, Inc., 5.80%, due 05/01/25(e)	321,081
63,000	Alta Equipment Group, Inc., 5.63%, due 04/15/26 144A	64,811
224,000	Altera Infrastructure, LP/Teekay Offshore Finance Corp., 8.50%, due 07/15/23 144A	171,360
210,000	Altria Group, Inc., 3.40%, due 05/06/30(e)	222,338
600,000	Altria Group, Inc., 3.40%, due 02/04/41	569,030
841,000	Amazon.com, Inc., 3.15%, due 08/22/27	925,189
425,000	Amazon.com, Inc., 4.05%, due 08/22/47	516,182
386,000	AMC Entertainment Holdings, Inc., 12.00% (10% Cash or 12% PIK), due 06/15/26 144A	373,938
206,711	American Airlines Pass Through Trust, 3.15%, due 08/15/33	209,507
1,079,827	American Airlines Pass Through Trust, 3.38%, due 11/01/28	1,094,316
359,218	American Airlines Pass Through Trust, 3.50%, due 08/15/33	346,552
187,630	American Airlines Pass Through Trust, 3.60%, due 04/15/31	185,008
196,875	American Airlines Pass Through Trust, 3.65%, due 08/15/30	203,820
249,026	American Airlines Pass Through Trust, 3.70%, due 11/01/24	245,574
107,813	American Airlines Pass Through Trust, 4.00%, due 08/15/30	107,729
266,652	American Airlines Pass Through Trust, 4.10%, due 07/15/29	265,414
700,000	American Express Co., 3.40%, due 02/27/23	727,930
232,000	American Homes 4 Rent, LP REIT, 4.25%, due 02/15/28	262,883
1,780,000	American Honda Finance Corp., (MTN), 0.88%, due 07/07/23	1,794,510
735,000	American Tower Corp. REIT, 3.55%, due 07/15/27	801,482
239,000	American Tower Corp. REIT, 3.80%, due 08/15/29	265,161
575,000	American Water Capital Corp., 2.80%, due 05/01/30	603,769
250,000	AmeriGas Partners, LP/AmeriGas Finance Corp., 5.88%, due 08/20/26	282,813
386,000	AmerisourceBergen Corp., 2.80%, due 05/15/30	400,811
665,000	Amgen, Inc., 2.20%, due 02/21/27	688,442
1,120,000	Amgen, Inc., 2.80%, due 08/15/41	1,083,659
158,000	ANGI Group LLC, 3.88%, due 08/15/28 144A	157,408
150,000	Anglo American Capital Plc, 4.75%, due 04/10/27 144A	170,827
2,664,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	3,279,633
367,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, due 04/15/48	438,939
350,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, due 01/23/49	474,830
260,000	Antero Midstream Partners, LP/Antero Midstream Finance Corp., 5.38%, due 06/15/29 144A	268,125
361,000	Antero Resources Corp., 5.00%, due 03/01/25(e)	370,206

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
57,000	Antero Resources Corp., 5.38%, due 03/01/30(e) 144A	60,101
146,000	Anthem, Inc., 2.25%, due 05/15/30	146,599
455,000	Anthem, Inc., 3.60%, due 03/15/51	497,823
5,000	Anthem, Inc., 5.10%, due 01/15/44	6,479
750,000	Apple, Inc., 3.85%, due 08/04/46	878,142
291,000	APX Group, Inc., 5.75%, due 07/15/29 144A	287,639
225,000	Aquarion Co., 4.00%, due 08/15/24 144A	241,953
97,000	Arconic Corp., 6.00%, due 05/15/25 144A	102,043
178,000	Arconic Corp., 6.13%, due 02/15/28 144A	188,906
535,000	Ares Capital Corp., 2.15%, due 07/15/26(e)	536,703
332,000	Ares Capital Corp., 2.88%, due 06/15/28	336,562
353,000	Ares Capital Corp., 3.88%, due 01/15/26	377,683
230,000	Ares Capital Corp., 4.20%, due 06/10/24	246,727
200,000	Asbury Automotive Group, Inc., 4.75%, due 03/01/30	209,000
710,000	Ascension Health, 2.53%, due 11/15/29	744,506
150,000	Ascension Health, 3.11%, due 11/15/39	161,867
266,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 06/30/29 144A	272,111
247,000	Ashtead Capital, Inc., 2.45%, due 08/12/31 144A	242,998
140,000	Ashtead Capital, Inc., 4.38%, due 08/15/27 144A	146,884
155,000	Astrazeneca Finance LLC, 2.25%, due 05/28/31(e)	157,526
700,000	AT&T, Inc., 1.29% (3 mo. USD LIBOR + 1.18%), due 06/12/24(c)	717,389
274,000	AT&T, Inc., 2.30%, due 06/01/27(e)	283,799
2,108,000	AT&T, Inc., 2.55%, due 12/01/33	2,075,793
150,000	AT&T, Inc., 2.63%, due 12/01/22	153,086
1,831,000	AT&T, Inc., 3.10%, due 02/01/43	1,758,664
1,447,000	AT&T, Inc., 3.50%, due 06/01/41	1,487,567
1,140,000	AT&T, Inc., 3.50%, due 09/15/53	1,130,521
122,000	AT&T, Inc., 3.65%, due 06/01/51(e)	124,570
410,000	AT&T, Inc., 3.65%, due 09/15/59	409,675
25,000	AT&T, Inc., 4.30%, due 02/15/30	28,704
144,000	Atento Luxco 1 SA, 8.00%, due 02/10/26(e) 144A	157,864
211,000	Athene Holding, Ltd., 3.50%, due 01/15/31	226,131
100,000	Atkore, Inc., 4.25%, due 06/01/31 144A	103,125
41,000	ATS Automation Tooling Systems, Inc., 4.13%, due 12/15/28 144A	42,098
130,000	Australia & New Zealand Banking Group, Ltd., 6.75% (5 yr. USD ICE swap + 5.17%)(c) (e) (f) 144A	151,768
128,000	Autodesk, Inc., 2.85%, due 01/15/30	133,733
209,000	AutoNation, Inc., 4.75%, due 06/01/30	243,942
139,000	AXA SA, 8.60%, due 12/15/30	209,117
1,300,000	Bacardi, Ltd., 4.70%, due 05/15/28 144A	1,502,688
942,000	BAE Systems Finance, Inc., 7.50%, due 07/01/27 144A	1,230,497
696,000	BAE Systems Holdings, Inc., 3.85%, due 12/15/25 144A	759,894
1,309,000	BAE Systems Plc, 3.40%, due 04/15/30 144A	1,413,863
200,000	Banco Santander SA, 1.85%, due 03/25/26	202,661
300,000	Banco Santander SA, 4.38%, due 04/12/28	340,923
958,000	Bank of America Corp., 1.73% (SOFR + 0.96%), due 07/22/27(c)	962,578
1,310,000	Bank of America Corp., 2.30% (SOFR + 1.22%), due 07/21/32(c)	1,292,191
517,000	Bank of America Corp., 2.59% (SOFR + 2.15%), due 04/29/31(c)	527,970
2,916,000	Bank of America Corp., 2.69% (SOFR + 1.32%), due 04/22/32(c)	2,970,958
493,000	Bank of America Corp., 3.95%, due 04/21/25	537,483

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
877,000	Bank of America Corp., 4.24% (3 mo. USD LIBOR + 1.81%), due 04/24/38(c)	1,027,059
160,000	Bank of America Corp., 5.13% (3 mo. USD LIBOR + 3.29%)(c) (f)	169,808
741,000	Bank of America Corp., 6.30% (3 mo. USD LIBOR + 4.55%)(c) (e) (f)	863,265
2,467,000	Bank of America Corp., (MTN), 2.09% (SOFR + 1.06%), due 06/14/29(c) (e)	2,464,557
610,000	Bank of America Corp., (MTN), 2.50% (3 mo. USD LIBOR + 0.99%), due 02/13/31(c) (e)	617,653
160,000	Bank of America Corp., (MTN), 2.88% (3 mo. USD LIBOR + 1.19%), due 10/22/30(c)	167,124
616,000	Bank of America Corp., (MTN), 3.25%, due 10/21/27	665,522
1,970,000	Bank of America Corp., (MTN), 3.50%, due 04/19/26	2,152,385
755,000	Bank of America Corp., (MTN), 3.59% (3 mo. USD LIBOR + 1.37%), due 07/21/28(c)	828,242
500,000	Bank of America Corp., (MTN), 4.13%, due 01/22/24	540,651
210,000	Bank of America Corp., (MTN), 4.27% (3 mo. USD LIBOR + 1.31%), due 07/23/29(c)	238,277
213,000	Bank of America Corp., (MTN), 4.33% (3 mo. USD LIBOR + 1.52%), due 03/15/50(c)	261,466
825,000	Bank of America Corp., (MTN), 4.45%, due 03/03/26	924,235
575,000	Barclays Plc, 3.93% (3 mo. USD LIBOR + 1.61%), due 05/07/25(c)	617,227
264,000	Barclays Plc, 4.38%, due 01/12/26	294,768
446,000	Barclays Plc, 4.38% (5 yr. CMT + 3.41%)(c) (f)	446,803
400,000	Barclays Plc, 4.97% (3 mo. USD LIBOR + 1.90%), due 05/16/29(c)	465,355
390,000	BAT Capital Corp., 3.56%, due 08/15/27	420,429
157,000	Bausch Health Cos., Inc., 5.25%, due 01/30/30(e) 144A	146,641
292,000	Bausch Health Cos., Inc., 6.13%, due 04/15/25 144A	298,395
348,000	Bausch Health Cos., Inc., 6.25%, due 02/15/29 144A	344,847
270,000	Bayer US Finance II LLC, 4.20%, due 07/15/34 144A	301,359
205,000	Beacon Roofing Supply, Inc., 4.13%, due 05/15/29(e) 144A	203,975
605,000	Berkshire Hathaway Energy Co., 3.70%, due 07/15/30	682,013
85,000	Berkshire Hathaway Energy Co., 5.95%, due 05/15/37	115,990
1,312,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,818,046
1,530,000	Berry Global, Inc., 1.57%, due 01/15/26 144A	1,531,515
1,408,000	Blackstone Holdings Finance Co. LLC, 1.63%, due 08/05/28 144A	1,376,822
1,015,000	Blackstone Holdings Finance Co. LLC, 2.80%, due 09/30/50 144A	976,255
542,000	Blackstone Holdings Finance Co. LLC, 3.15%, due 10/02/27 144A	584,419
700,000	BNP Paribas SA, 1.68% (SOFR + 0.91%), due 06/30/27(c) 144A	697,202
260,000	BNP Paribas SA, 2.16% (SOFR + 1.22%), due 09/15/29(c) 144A	257,739
310,000	BNP Paribas SA, 3.38%, due 01/09/25 144A	330,653
200,000	BNP Paribas SA, 4.38%, due 09/28/25 144A	219,514
210,000	BOC Aviation USA Corp., 1.63%, due 04/29/24 144A	211,665
2,080,000	Boeing Co. (The), 2.20%, due 02/04/26	2,095,799
419,000	Boeing Co. (The), 3.20%, due 03/01/29	436,316
185,000	Boeing Co. (The), 3.75%, due 02/01/50	187,093
295,000	Boeing Co. (The), 3.95%, due 08/01/59	303,438
577,000	Boeing Co. (The), 5.04%, due 05/01/27	664,090
445,000	Boeing Co. (The), 5.15%, due 05/01/30	522,561
349,000	Boeing Co. (The), 5.81%, due 05/01/50	466,026
44,000	Boise Cascade Co., 4.88%, due 07/01/30 144A	47,050
556,000	Booking Holdings, Inc., 4.63%, due 04/13/30	661,209
400,000	BP Capital Markets America, Inc., 2.94%, due 04/06/23	415,161
338,000	BPCE SA, 4.50%, due 03/15/25 144A	371,453
310,000	Braskem Netherlands Finance BV, 8.50% (5 yr. CMT + 8.22%), due 01/23/81(c) 144A	355,338
230,000	BRF SA, 5.75%, due 09/21/50 144A	220,867
362,000	Brighthouse Financial, Inc., 3.70%, due 06/22/27(e)	396,775

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
115,000	Brightstar Escrow Corp., 9.75%, due 10/15/25 144A	123,481
55,000	Bristol-Myers Squibb Co., 4.13%, due 06/15/39	66,115
103,000	Bristol-Myers Squibb Co., 5.00%, due 08/15/45	138,613
81,663	British Airways Pass Through Trust, 4.13%, due 03/20/33 144A	82,826
106,185	British Airways Pass Through Trust, 4.25%, due 05/15/34 144A	114,902
84,206	British Airways Pass Through Trust, Class B, 8.38%, due 11/15/28 144A	99,078
305,000	Brixmor Operating Partnership, LP REIT, 2.50%, due 08/16/31	300,861
249,000	Broadcom, Inc., 3.14%, due 11/15/35	248,247
605,000	Broadcom, Inc., 3.19%, due 11/15/36	603,302
1,738,000	Broadcom, Inc., 3.42%, due 04/15/33 144A	1,800,559
1,966,000	Broadcom, Inc., 4.11%, due 09/15/28	2,188,856
1,772,000	Broadcom, Inc., 4.75%, due 04/15/29	2,036,420
676,000	Broadcom, Inc., 5.00%, due 04/15/30	789,861
1,171,000	Brookfield Finance, Inc., 2.72%, due 04/15/31	1,198,955
162,000	Brookfield Residential Properties, Inc./Brookfield Residential US LLC, 5.00%, due 06/15/29 144A	165,924
323,000	Builders FirstSource, Inc., 4.25%, due 02/01/32 144A	330,671
32,000	Builders FirstSource, Inc., 5.00%, due 03/01/30 144A	34,140
140,000	C&W Senior Financing DAC, 6.88%, due 09/15/27 144A	147,350
99,000	Cable One, Inc., 4.00%, due 11/15/30 144A	98,753
100,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, due 07/01/25 144A	105,548
750,000	Calpine Corp., 3.75%, due 03/01/31 144A	722,812
509,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15(g)	770,749
451,000	Cantor Fitzgerald, LP, 4.88%, due 05/01/24 144A	491,935
1,595,000	Capital One Financial Corp., 3.30%, due 10/30/24	1,711,774
180,000	Cargill, Inc., 2.13%, due 04/23/30 144A	181,429
1,000,000	Carlyle Holdings Finance LLC, 3.88%, due 02/01/23 144A	1,042,178
532,000	Carvana Co., 4.88%, due 09/01/29(e) 144A	527,505
67,000	Catalent Pharma Solutions, Inc., 3.13%, due 02/15/29 144A	65,874
55,000	Catalent Pharma Solutions, Inc., 5.00%, due 07/15/27 144A	57,200
113,000	CCM Merger, Inc., 6.38%, due 05/01/26 144A	119,074
220,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 06/01/33 144A	224,173
210,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, due 06/01/29 144A	227,063
124,000	CDW LLC/CDW Finance Corp., 3.25%, due 02/15/29	127,255
450,000	CDW LLC/CDW Finance Corp., 5.50%, due 12/01/24	496,125
204,000	Celulosa Arauco y Constitucion SA, 3.88%, due 11/02/27	219,195
220,000	Cemex SAB de CV, 3.88%, due 07/11/31(e) 144A	220,407
279,000	Cemex SAB de CV, 5.20%, due 09/17/30 144A	300,009
140,000	Cenovus Energy, Inc., 3.75%, due 02/15/52	136,241
240,000	Cenovus Energy, Inc., 5.40%, due 06/15/47	294,957
425,000	Centene Corp., 2.50%, due 03/01/31	419,687
328,000	Centene Corp., 3.00%, due 10/15/30	336,610
209,000	Centene Corp., 3.38%, due 02/15/30	216,639
103,000	Centene Corp., 4.25%, due 12/15/27	107,934
163,000	Centene Corp., 4.63%, due 12/15/29	177,841
335,000	CenterPoint Energy, Inc., 3.70%, due 09/01/49	365,510
391,000	Century Communities, Inc., 3.88%, due 08/15/29 144A	395,399
440,000	CGI, Inc., 1.45%, due 09/14/26 144A	435,631
125,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.30%, due 02/01/32	119,154

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
750,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, due 04/01/31	752,312
796,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.90%, due 06/01/52	794,328
577,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 03/15/28	644,905
5,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, due 07/23/22	5,128
1,064,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 03/01/50	1,196,164
270,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 05/01/47(e)	323,818
846,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.75%, due 04/01/48	1,070,548
1,964,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	2,585,782
940,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, due 10/23/45	1,280,081
519,000	Cheniere Energy Partners, LP, 4.00%, due 03/01/31 144A	544,146
433,000	Cheniere Energy Partners, LP, 4.50%, due 10/01/29	460,877
643,000	Chevron Corp., 2.00%, due 05/11/27	663,640
92,000	Choice Hotels International, Inc., 3.70%, due 12/01/29	97,972
302,000	Choice Hotels International, Inc., 3.70%, due 01/15/31(e)	326,027
1,790,000	Cigna Corp., 3.40%, due 03/01/27	1,957,029
660,000	Cigna Corp., 4.38%, due 10/15/28	763,301
295,000	Cigna Corp., 4.80%, due 07/15/46	369,040
245,000	Cigna Corp., 4.90%, due 12/15/48	313,621
185,000	Cimarex Energy Co., 4.38%, due 06/01/24	199,553
330,000	Cimpress Plc, 7.00%, due 06/15/26 144A	344,586
819,000	Citigroup, Inc., 2.56% (SOFR + 1.17%), due 05/01/32(c)	827,653
689,000	Citigroup, Inc., 3.20%, due 10/21/26	743,259
2,487,000	Citigroup, Inc., 3.40%, due 05/01/26	2,708,833
625,000	Citigroup, Inc., 3.52% (3 mo. USD LIBOR + 1.15%), due 10/27/28(c)	680,082
310,000	Citigroup, Inc., 3.67% (3 mo. USD LIBOR + 1.39%), due 07/24/28(c)	340,971
1,585,000	Citigroup, Inc., 3.89% (3 mo. USD LIBOR + 1.56%), due 01/10/28(c)	1,752,708
1,400,000	Citigroup, Inc., 4.08% (3 mo. USD LIBOR + 1.19%), due 04/23/29(c)	1,570,009
180,000	Citigroup, Inc., 4.40%, due 06/10/25	199,183
440,000	Citigroup, Inc., 4.41% (SOFR + 3.91%), due 03/31/31(c)	508,283
881,000	Citigroup, Inc., 4.60%, due 03/09/26	995,545
998,000	Citigroup, Inc., 4.70% (SOFR + 3.23%)(c) (f)	1,022,326
426,000	Citigroup, Inc., 6.25% (3 mo. USD LIBOR + 4.52%)(c) (f)	494,249
655,000	Citizens Financial Group, Inc., 3.25%, due 04/30/30	702,045
104,000	Clarivate Science Holdings Corp., 3.88%, due 07/01/28 144A	104,130
106,000	Clarivate Science Holdings Corp., 4.88%, due 07/01/29 144A	106,339
45,000	Clean Harbors, Inc., 4.88%, due 07/15/27 144A	46,744
102,000	Clear Channel Outdoor Holdings, Inc., 7.75%, due 04/15/28(e) 144A	107,492
524,000	Cleveland Clinic Foundation (The), 4.86%, due 01/01/14(g)	754,962
169,000	CNA Financial Corp., 2.05%, due 08/15/30	165,825
122,000	CNO Financial Group, Inc., 5.25%, due 05/30/25	137,411
445,000	CNO Financial Group, Inc., 5.25%, due 05/30/29	521,983

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
18,000	Comcast Corp., 2.89%, due 11/01/51 144A	17,296
429,000	Comcast Corp., 3.30%, due 04/01/27	469,998
1,007,000	Comcast Corp., 3.40%, due 04/01/30	1,109,597
2,400,000	Comcast Corp., 3.95%, due 10/15/25	2,663,520
5,000	Comcast Corp., 3.97%, due 11/01/47	5,716
1,047,000	Comcast Corp., 4.15%, due 10/15/28	1,204,764
5,000	Comcast Corp., 6.50%, due 11/15/35(e)	7,190
54,000	Commercial Metals Co., 5.38%, due 07/15/27	56,768
1,419,000	CommonSpirit Health, 2.76%, due 10/01/24	1,493,514
357,000	CommonSpirit Health, 4.19%, due 10/01/49	408,455
350,000	Commonwealth Edison Co., 4.00%, due 03/01/48	411,717
326,000	Connect Finco SARL/Connect US Finco LLC, 6.75%, due 10/01/26 144A	341,505
940,000	ConocoPhillips, 3.75%, due 10/01/27 144A	1,050,412
45,000	ConocoPhillips, 4.88%, due 10/01/47(e) 144A	58,603
280,000	Consensus Cloud Solutions, Inc., 6.50%, due 10/15/28(h) 144A	291,270
65,000	Consolidated Edison Co. of New York, Inc., 4.30%, due 12/01/56	76,600
350,000	Consolidated Edison Co. of New York, Inc., 4.50%, due 12/01/45	424,242
385,000	Constellation Brands, Inc., 2.25%, due 08/01/31	379,133
133,000	Constellation Brands, Inc., 3.15%, due 08/01/29	142,315
552,683	Continental Airlines Pass Through Trust, 5.98%, due 10/19/23	559,953
141,000	Continental Resources, Inc., 4.50%, due 04/15/23	146,288
451,000	CoStar Group, Inc., 2.80%, due 07/15/30 144A	459,032
970,000	Cox Communications, Inc., 2.60%, due 06/15/31 144A	982,517
1,876,000	Cox Communications, Inc., 3.35%, due 09/15/26 144A	2,015,411
1,750,000	Cox Communications, Inc., 3.50%, due 08/15/27 144A	1,917,496
250,000	Credit Agricole SA, 2.81%, due 01/11/41(e) (i)	238,952
536,000	Credit Agricole SA, 3.25%, due 01/14/30 144A	562,690
250,000	Credit Agricole SA, 3.75%, due 04/24/23 144A	263,017
225,000	Credit Agricole SA, 7.88% (5 yr. USD swap + 4.90%)(c) (e) (f) 144A	251,208
2,278,000	Credit Suisse Group AG, 1.31% (SOFR + 0.98%), due 02/02/27(c) (e) 144A	2,228,468
48,000	Crowdstrike Holdings, Inc., 3.00%, due 02/15/29	47,899
510,000	Crown Castle International Corp. REIT, 3.30%, due 07/01/30(e)	543,901
492,000	Crown Castle International Corp. REIT, 3.65%, due 09/01/27	541,314
193,000	Crown Castle International Corp. REIT, 3.80%, due 02/15/28	212,414
270,000	CSC Holdings LLC, 3.38%, due 02/15/31 144A	251,438
450,000	CSC Holdings LLC, 6.75%, due 11/15/21	451,687
247,000	CSI Compressco, LP/CSI Compressco Finance, Inc., 7.50%, due 04/01/25(e) 144A	243,706
230,334	CSI Compressco, LP/CSI Compressco Finance, Inc., 10.00% (10.00% Cash or 7.25% plus 3.50% PIK), due 04/01/26 144A	213,725
72,000	CSI Compressco, LP/CSI Compressco Finance, Inc., 7.50%, due 04/01/25 144A	71,040
119,000	CVR Partners, LP/CVR Nitrogen Finance Corp., 6.13%, due 06/15/28 144A	124,950
254,000	CVS Health Corp., 2.70%, due 08/21/40	242,754
96,000	CVS Health Corp., 3.70%, due 03/09/23	100,270
333,000	CVS Health Corp., 3.75%, due 04/01/30	370,183
203,000	CVS Health Corp., 4.30%, due 03/25/28	231,748
470,000	CVS Health Corp., 4.78%, due 03/25/38	576,843
512,000	CVS Health Corp., 5.05%, due 03/25/48	660,204
130,000	CVS Health Corp., 5.13%, due 07/20/45	167,748
628,784	CVS Pass-Through Trust, 6.94%, due 01/10/30	761,066
1,695,993	CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	2,136,048

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
220,000		Cydsa SAB de CV, 6.25%, due 10/04/27 144A	229,767
161,000		CyrusOne, LP/CyrusOne Finance Corp. REIT, 2.15%, due 11/01/30(e)	151,490
349,000		CyrusOne, LP/CyrusOne Finance Corp. REIT, 3.45%, due 11/15/29	363,920
229,000		DAE Funding LLC, 2.63%, due 03/20/25 144A	233,715
155,000		Daimler Finance North America LLC, 3.50%, due 08/03/25 144A	167,480
41,000		Dave & Buster’s, Inc., 7.63%, due 11/01/25 144A	43,920
311,000		DaVita, Inc., 3.75%, due 02/15/31 144A	303,225
312,000		DaVita, Inc., 4.63%, due 06/01/30 144A	321,317
226,000		DCP Midstream Operating, LP, 5.85% (3 mo. USD LIBOR + 3.85%), due 05/21/43(c) 144A	210,730
77,000		Dealer Tire LLC/DT Issuer LLC, 8.00%, due 02/01/28 144A	80,739
656,000		Dell International LLC/EMC Corp., 4.90%, due 10/01/26	756,165
607,000		Dell International LLC/EMC Corp., 5.30%, due 10/01/29	734,464
224,000		Dell International LLC/EMC Corp., 5.85%, due 07/15/25	260,733
414,000		Dell International LLC/EMC Corp., 8.35%, due 07/15/46	672,731
1,361,418		Delta Air Lines Pass Through Trust, 2.00%, due 12/10/29	1,357,531
570,000		Delta Air Lines, Inc., 2.90%, due 10/28/24(e)	583,850
268,000		Delta Air Lines, Inc., 3.80%, due 04/19/23	279,058
315,000		Delta Air Lines, Inc., 4.38%, due 04/19/28(e)	338,212
86,000		Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, due 10/20/25 144A	92,045
184,000		Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, due 10/20/28 144A	205,274
138,000		Deluxe Corp., 8.00%, due 06/01/29 144A	144,383
300,000		Deutsche Bank AG, 5.00%, due 02/14/22	304,929
305,000	EUR	DH Europe Finance II SARL, 1.35%, due 09/18/39	356,169
560,000		Diageo Capital Plc, 2.13%, due 04/29/32	557,263
281,000		Diamondback Energy, Inc., 3.13%, due 03/24/31(e)	291,995
865,000		Diamondback Energy, Inc., 3.25%, due 12/01/26	926,753
373,000		Digital Realty Trust, LP REIT, 3.60%, due 07/01/29	408,340
1,121,000		Digital Realty Trust, LP REIT, 3.70%, due 08/15/27(e)	1,246,903
133,000		Discover Financial Services, 4.10%, due 02/09/27	148,243
807,000		Dollar Tree, Inc., 4.20%, due 05/15/28	909,789
115,000		Dominion Energy, Inc., 2.85%, due 08/15/26	122,262
271,000		Dominion Energy, Inc., 3.38%, due 04/01/30	293,747
850,000		DTE Electric Co., 2.25%, due 03/01/30	863,630
411,000		Duke Energy Carolinas LLC, 3.95%, due 03/15/48	476,880
420,000		Duke Energy Florida LLC, 3.40%, due 10/01/46	449,665
195,000		Duke Energy Progress LLC, 3.70%, due 10/15/46	218,287
617,000		eBay, Inc., 2.70%, due 03/11/30	642,938
174,000		Edgewell Personal Care Co., 4.13%, due 04/01/29 144A	173,948
250,000		Edgewell Personal Care Co., 5.50%, due 06/01/28 144A	264,345
190,000		El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	278,887
42,000		Embraer Netherlands Finance BV, 5.05%, due 06/15/25	44,258
250,000		Embraer Overseas, Ltd., 5.70%, due 09/16/23 144A	265,519
416,000		Emera US Finance, LP, 3.55%, due 06/15/26	449,898
87,000		Empire Communities Corp., 7.00%, due 12/15/25 144A	91,024
397,000		Enbridge, Inc., 5.50% (3 mo. USD LIBOR + 3.42%), due 07/15/77(c)	425,656
385,000		Enbridge, Inc., 5.75% (5 yr. CMT + 5.31%), due 07/15/80(c)	435,993
332,000		Enbridge, Inc., 6.25% (3 mo. USD LIBOR + 3.64%), due 03/01/78(c)	370,255
148,000		Encompass Health Corp., 4.50%, due 02/01/28	153,002
126,000		Encompass Health Corp., 4.63%, due 04/01/31	132,590

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
106,000	Energean Israel Finance, Ltd., 5.38%, due 03/30/28(j) 144A	108,803
185,000	Energean Israel Finance, Ltd., 5.88%, due 03/30/31(j) 144A	190,431
922,000	Energy Transfer, LP, 3.45%, due 01/15/23	948,961
136,000	Energy Transfer, LP, 4.20%, due 04/15/27	150,557
435,000	Energy Transfer, LP, 5.15%, due 03/15/45	498,603
844,000	Energy Transfer, LP, 5.25%, due 04/15/29	989,989
150,000	Energy Transfer, LP, 5.30%, due 04/01/44	174,093
431,000	Energy Transfer, LP, 5.40%, due 10/01/47(e)	514,430
1,370,000	Energy Transfer, LP, 5.50%, due 06/01/27	1,608,263
340,000	Energy Transfer, LP, 6.25%, due 04/15/49	447,466
227,000	Enova International, Inc., 8.50%, due 09/15/25 144A	234,748
1,100,000	Enterprise Products Operating LLC, 4.90%, due 05/15/46	1,352,469
639,000	Enterprise Products Operating LLC, 5.25% (3 mo. USD LIBOR + 3.03%), due 08/16/77(c)	669,003
132,000	EQT Corp., 3.63%, due 05/15/31 144A	137,709
394,000	Equinix, Inc. REIT, 1.55%, due 03/15/28	385,438
268,000	Equinix, Inc. REIT, 1.80%, due 07/15/27	269,519
733,000	Equinix, Inc. REIT, 2.50%, due 05/15/31	738,519
499,000	Equinix, Inc. REIT, 3.20%, due 11/18/29	529,739
460,000	Essential Utilities, Inc., 2.70%, due 04/15/30	475,197
925,000	Essex Portfolio, LP REIT, 1.70%, due 03/01/28	908,251
32,000	Everi Holdings, Inc., 5.00%, due 07/15/29 144A	32,830
1,320,000	Eversource Energy, 2.90%, due 10/01/24	1,395,488
285,000	Exelon Corp., 4.70%, due 04/15/50	360,638
1,128,000	Exelon Corp., 5.10%, due 06/15/45	1,481,769
335,000	Expedia Group, Inc., 2.95%, due 03/15/31	338,809
520,000	Expedia Group, Inc., 3.25%, due 02/15/30	538,135
633,000	Expedia Group, Inc., 3.80%, due 02/15/28	687,510
459,000	Expedia Group, Inc., 4.63%, due 08/01/27	520,653
565,000	Expedia Group, Inc., 5.00%, due 02/15/26	638,338
600,000	Falabella SA, 4.38%, due 01/27/25 144A	648,756
995,000	FedEx Corp., 4.05%, due 02/15/48	1,114,910
1,328,000	Ferguson Finance Plc, 3.25%, due 06/02/30 144A	1,420,526
715,000	Ferguson Finance Plc, 4.50%, due 10/24/28 144A	823,835
920,000	Fidelity National Information Services, Inc., 2.25%, due 03/01/31	913,917
219,000	Fifth Third Bancorp, 5.10% (3 mo. USD LIBOR + 3.03%)(c) (f)	226,008
135,000	First Quantum Minerals, Ltd., 6.88%, due 03/01/26 144A	140,569
245,000	First Quantum Minerals, Ltd., 6.88%, due 10/15/27 144A	259,416
200,000	First Quantum Minerals, Ltd., 7.50%, due 04/01/25 144A	205,416
194,000	FirstEnergy Corp., 2.65%, due 03/01/30	193,515
1,260,000	Fiserv, Inc., 3.50%, due 07/01/29	1,372,839
200,000	Flowserve Corp., 3.50%, due 10/01/30(e)	209,077
200,000	FMG Resources August 2006 Pty, Ltd., 4.38%, due 04/01/31(e) 144A	206,920
175,000	Ford Motor Co., 4.75%, due 01/15/43	183,642
915,000	Ford Motor Credit Co. LLC, 3.35%, due 11/01/22	932,257
215,000	Ford Motor Credit Co. LLC, 4.00%, due 11/13/30	223,869
356,000	Ford Motor Credit Co. LLC, 4.13%, due 08/17/27	377,983
565,000	Ford Motor Credit Co. LLC, 5.11%, due 05/03/29	632,094
202,000	Freedom Mortgage Corp., 8.13%, due 11/15/24 144A	205,416
56,000	Freedom Mortgage Corp., 8.25%, due 04/15/25 144A	57,205

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
310,000	Freeport-McMoRan, Inc., 4.63%, due 08/01/30	335,575
245,000	Freeport-McMoRan, Inc., 5.45%, due 03/15/43	301,963
719,000	Fresenius Medical Care US Finance III, Inc., 2.38%, due 02/16/31 144A	698,254
389,000	FS Luxembourg SARL, 10.00%, due 12/15/25 144A	428,075
100,000	Gap, Inc. (The), 3.63%, due 10/01/29 144A	100,375
100,000	Gap, Inc. (The), 3.88%, due 10/01/31 144A	100,125
207,000	Garda World Security Corp., 6.00%, due 06/01/29 144A	203,101
125,000	Gartner, Inc., 3.63%, due 06/15/29 144A	126,106
61,000	Gartner, Inc., 3.75%, due 10/01/30 144A	62,857
395,000	Gartner, Inc., 4.50%, due 07/01/28 144A	415,244
203,000	GCI LLC, 4.75%, due 10/15/28 144A	213,369
1,424,000	GE Capital International Funding Co. Unlimited Co., 4.42%, due 11/15/35	1,710,322
233,000	GEMS MENASA Cayman, Ltd./GEMS Education Delaware LLC, 7.13%, due 07/31/26 144A	239,206
820,000	General Dynamics Corp., 4.25%, due 04/01/50	1,038,000
600,000	General Electric Co., 4.25%, due 05/01/40	701,695
643,000	General Electric Co., (MTN), 5.55%, due 01/05/26	753,590
440,000	General Motors Co., 5.00%, due 04/01/35	520,251
175,000	General Motors Co., 5.40%, due 04/01/48	217,372
450,000	General Motors Co., 6.25%, due 10/02/43	607,034
605,000	General Motors Financial Co., Inc., 2.90%, due 02/26/25	634,973
954,000	General Motors Financial Co., Inc., 3.60%, due 06/21/30	1,024,021
1,199,000	General Motors Financial Co., Inc., 4.15%, due 06/19/23	1,267,538
437,000	General Motors Financial Co., Inc., 4.35%, due 01/17/27	490,212
535,000	General Motors Financial Co., Inc., 5.10%, due 01/17/24	584,167
286,000	GFL Environmental, Inc., 3.50%, due 09/01/28 144A	288,145
261,000	GFL Environmental, Inc., 4.38%, due 08/15/29(e) 144A	263,936
165,000	GFL Environmental, Inc., 4.75%, due 06/15/29 144A	169,744
275,000	Global Infrastructure Solutions, Inc., 5.63%, due 06/01/29 144A	281,641
325,000	Globo Comunicacao e Participacoes SA, 4.88%, due 01/22/30(e) 144A	322,512
1,000,000	GLP Capital, LP/GLP Financing II, Inc. REIT, 4.00%, due 01/15/31	1,079,850
578,000	GLP Capital, LP/GLP Financing II, Inc. REIT, 5.38%, due 04/15/26	657,880
1,350,000	Goldman Sachs Group, Inc. (The), 0.86% (SOFR + 0.61%), due 02/12/26(c)	1,337,465
975,000	Goldman Sachs Group, Inc. (The), 1.43% (SOFR + 0.80%), due 03/09/27(c)	972,837
1,100,000	Goldman Sachs Group, Inc. (The), 1.54% (SOFR + 0.82%), due 09/10/27(c)	1,096,302
1,129,000	Goldman Sachs Group, Inc. (The), 2.62% (SOFR + 1.28%), due 04/22/32(c)	1,143,386
1,200,000	Goldman Sachs Group, Inc. (The), 3.27% (3 mo. USD LIBOR + 1.20%), due 09/29/25(c)	1,281,836
140,000	Goldman Sachs Group, Inc. (The), 3.50%, due 01/23/25	150,015
85,000	Goldman Sachs Group, Inc. (The), 3.75%, due 02/25/26	93,318
1,131,000	Goldman Sachs Group, Inc. (The), 3.80%, due 03/15/30	1,259,691
815,000	Goldman Sachs Group, Inc. (The), 3.81% (3 mo. USD LIBOR + 1.16%), due 04/23/29(c)	902,579
1,266,000	Goldman Sachs Group, Inc. (The), 3.85%, due 01/26/27	1,391,776
125,000	Goldman Sachs Group, Inc. (The), 5.30% (3 mo. USD LIBOR + 3.83%)(c) (e) (f)	138,150
1,850,000	Goldman Sachs Group, Inc. (The), 5.75%, due 01/24/22	1,881,415
720,000	Goldman Sachs Group, Inc. (The), (MTN), 2.38% (SOFR + 1.25%), due 07/21/32(c)	713,328
20,000	Graham Packaging Co., Inc., 7.13%, due 08/15/28 144A	21,262
220,000	Graphic Packaging International LLC, 3.50%, due 03/01/29 144A	219,175
14,000	Group 1 Automotive, Inc., 4.00%, due 08/15/28 144A	14,263

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
762,000	H&E Equipment Services, Inc., 3.88%, due 12/15/28 144A	759,981
25,000	HCA, Inc., 3.50%, due 09/01/30	26,510
354,000	HCA, Inc., 4.13%, due 06/15/29	395,704
333,000	HCA, Inc., 5.25%, due 04/15/25	377,643
227,000	HCA, Inc., 5.25%, due 06/15/26	260,613
25,000	HCA, Inc., 5.38%, due 02/01/25	27,969
150,000	HCA, Inc., 5.88%, due 02/01/29	180,441
275,000	HCA, Inc., (MTN), 7.75%, due 07/15/36	390,034
646,000	Healthpeak Properties, Inc. REIT, 3.25%, due 07/15/26	701,201
89,000	Hess Midstream Operations, LP, 4.25%, due 02/15/30 144A	90,113
224,000	Hillenbrand, Inc., 3.75%, due 03/01/31	222,762
226,000	Hilton Domestic Operating Co., Inc., 3.63%, due 02/15/32 144A	222,893
184,000	Hilton Domestic Operating Co., Inc., 4.00%, due 05/01/31 144A	186,990
236,000	Hilton Domestic Operating Co., Inc., 4.88%, due 01/15/30	253,466
77,000	Hilton Domestic Operating Co., Inc., 5.75%, due 05/01/28 144A	83,025
202,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.88%, due 07/01/31 144A	203,010
265,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.00%, due 06/01/29 144A	270,631
777,000	Home Depot, Inc. (The), 3.30%, due 04/15/40	842,751
512,000	Host Hotels & Resorts, LP REIT, 3.38%, due 12/15/29	527,326
347,000	Host Hotels & Resorts, LP REIT, 3.50%, due 09/15/30	360,735
170,000	Host Hotels & Resorts, LP REIT, 4.50%, due 02/01/26	186,321
69,000	Hudbay Minerals, Inc., 4.50%, due 04/01/26 144A	68,396
126,000	Huntington Ingalls Industries, Inc., 3.84%, due 05/01/25	136,557
392,000	Huntington Ingalls Industries, Inc., 4.20%, due 05/01/30	443,022
390,000	Huntsman International LLC, 2.95%, due 06/15/31	399,891
870,000	Huntsman International LLC, 4.50%, due 05/01/29	986,549
243,000	Hyatt Hotels Corp., 1.80%, due 10/01/24(h)	243,550
92,000	Hyatt Hotels Corp., 4.38%, due 09/15/28	100,517
275,000	Hyatt Hotels Corp., 5.75%, due 04/23/30	330,467
477,000	Hyundai Capital America, 1.00%, due 09/17/24 144A	475,471
170,000	Hyundai Capital America, 1.80%, due 10/15/25 144A	171,743
170,000	Hyundai Capital America, 2.38%, due 10/15/27 144A	172,413
1,668,000	Hyundai Capital America, 5.75%, due 04/06/23 144A	1,789,111
298,000	IHS Markit, Ltd., 4.00%, due 03/01/26 144A	328,235
202,000	IHS Markit, Ltd., 4.75%, due 08/01/28	236,764
126,000	Infor, Inc., 1.75%, due 07/15/25 144A	127,691
480,000	Infraestructura Energetica Nova SAB de CV, 4.75%, due 01/15/51(e) 144A	494,796
200,000	Instituto Costarricense de Electricidad, 6.38%, due 05/15/43(e) 144A	174,859
129,000	International Flavors & Fragrances, Inc., 1.83%, due 10/15/27 144A	129,271
170,000	International Game Technology Plc, 6.50%, due 02/15/25 144A	189,924
223,000	Intesa Sanpaolo SpA, 4.20%, due 06/01/32 144A	228,821
80,000	IPALCO Enterprises, Inc., 4.25%, due 05/01/30	89,873
180,000	Iron Mountain, Inc. REIT, 4.88%, due 09/15/29 144A	188,775
245,000	Iron Mountain, Inc. REIT, 5.25%, due 07/15/30 144A	260,308
200,000	Israel Electric Corp., Ltd., 6.88%, due 06/21/23 144A	220,245
194,000	J2 Global, Inc., 4.63%, due 10/15/30 144A	206,368
107,000	JB Poindexter & Co., Inc., 7.13%, due 04/15/26 144A	112,751
292,000	JBS Finance Luxembourg SARL, 3.63%, due 01/15/32 144A	297,843

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
385,000	JBS USA Food Co., 5.75%, due 01/15/28 144A	404,974
95,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.75%, due 12/01/31 144A	98,969
500,000	Jefferies Group LLC, 5.13%, due 01/20/23	528,985
300,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, due 01/23/30	337,632
580,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.85%, due 01/15/27	672,901
290,162	JetBlue Pass Through Trust, Class A, 2.75%, due 11/15/33	292,551
900,000	Johnson & Johnson, 2.10%, due 09/01/40	847,247
1,000,000	JPMorgan Chase & Co., 2.07% (SOFR + 1.02%), due 06/01/29(c)	1,002,864
649,000	JPMorgan Chase & Co., 2.52% (SOFR + 2.04%), due 04/22/31(c)	662,488
460,000	JPMorgan Chase & Co., 2.58% (SOFR + 1.25%), due 04/22/32(c)	466,722
750,000	JPMorgan Chase & Co., 2.95%, due 10/01/26	804,242
505,000	JPMorgan Chase & Co., 2.96% (SOFR + 2.52%), due 05/13/31(c)	525,674
3,605,000	JPMorgan Chase & Co., 3.78% (3 mo. USD LIBOR + 1.34%), due 02/01/28(c)	3,974,776
555,000	JPMorgan Chase & Co., 3.93% (3 mo. USD LIBOR + 3.80%)(c) (f)	555,646
573,000	JPMorgan Chase & Co., 3.96% (3 mo. USD LIBOR + 1.25%), due 01/29/27(c) (e)	632,588
625,000	JPMorgan Chase & Co., 3.96% (3 mo. USD LIBOR + 1.38%), due 11/15/48(c)	725,349
585,000	JPMorgan Chase & Co., 4.00% (SOFR + 2.75%)(c) (e) (f)	587,852
340,000	JPMorgan Chase & Co., 4.01% (3 mo. USD LIBOR + 1.12%), due 04/23/29(c)	380,184
2,450,000	JPMorgan Chase & Co., 4.20% (3 mo. USD LIBOR + 1.26%), due 07/23/29(c)	2,788,646
1,207,000	JPMorgan Chase & Co., 4.49% (SOFR + 3.79%), due 03/24/31(c)	1,409,097
501,000	JPMorgan Chase & Co., 4.60% (SOFR + 3.13%)(c) (f)	512,899
180,000	JPMorgan Chase & Co., 5.00% (SOFR + 3.38%)(c) (f)	187,988
658,000	JPMorgan Chase & Co., 6.75% (3 mo. USD LIBOR + 3.78%)(c) (f)	722,566
107,000	JW Aluminum Continuous Cast Co., 10.25%, due 06/01/26 144A	115,058
780,000	Kaiser Foundation Hospitals, 2.81%, due 06/01/41	790,077
200,000	KazMunayGas National Co. JSC, 4.75%, due 04/24/25(e) 144A	221,070
294,000	KB Home, 4.00%, due 06/15/31	302,085
140,000	Ken Garff Automotive LLC, 4.88%, due 09/15/28 144A	144,094
840,000	Keurig Dr Pepper, Inc., 2.25%, due 03/15/31(e)	842,278
283,000	Kinder Morgan Energy Partners, LP, 7.75%, due 03/15/32	406,047
640,000	Kinder Morgan, Inc., 3.60%, due 02/15/51	648,161
184,000	Kinder Morgan, Inc., 4.30%, due 03/01/28	208,704
991,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43 144A	1,317,236
540,000	KKR Group Finance Co. VII LLC, 3.63%, due 02/25/50 144A	581,435
317,000	KLA Corp., 4.10%, due 03/15/29	361,003
333,000	Kraft Heinz Foods Co., 3.00%, due 06/01/26	350,953
364,000	Kraft Heinz Foods Co., 4.38%, due 06/01/46	414,908
205,000	Kraft Heinz Foods Co., 4.88%, due 10/01/49	249,979
126,000	Kraft Heinz Foods Co., 5.00%, due 06/04/42	154,787
115,000	Kraft Heinz Foods Co., 5.20%, due 07/15/45	144,283
260,000	Kraft Heinz Foods Co., 5.50%, due 06/01/50	343,669
190,000	Laboratory Corp. of America Holdings, 2.95%, due 12/01/29	201,645
397,000	Lam Research Corp., 2.88%, due 06/15/50	398,686
281,000	Lam Research Corp., 4.88%, due 03/15/49	379,212
201,000	Lazard Group LLC, 4.38%, due 03/11/29	227,850
106,000	LCM Investments Holdings II LLC, 4.88%, due 05/01/29 144A	108,895
55,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, due 02/01/26 144A	56,465

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86% (3 mo. USD LIBOR + 0.84%)(c) (f) (k) (l) (m)	—
890,000	Lehman Brothers Holdings, Inc., 6.50%, due 07/19/17(k) (l) (m)	—
270,000	Lehman Brothers Holdings, Inc., (MTN), 6.75%, due 12/28/17(k) (l) (m)	—
1,029,000	Level 3 Financing, Inc., 3.40%, due 03/01/27 144A	1,085,183
98,000	Levi Strauss & Co., 3.50%, due 03/01/31 144A	99,103
381,000	Leviathan Bond, Ltd., 6.50%, due 06/30/27(j) 144A	419,712
69,000	Leviathan Bond, Ltd., 6.75%, due 06/30/30(j) 144A	76,621
230,000	Liberty Mutual Group, Inc., 3.95%, due 10/15/50 144A	255,737
379,000	Liberty Mutual Group, Inc., 4.13% (5 yr. CMT + 3.32%), due 12/15/51(c) 144A	389,711
254,000	Liberty Mutual Group, Inc., 4.25%, due 06/15/23 144A	269,299
2,679,000	Liberty Mutual Group, Inc., 4.57%, due 02/01/29 144A	3,116,280
116,000	Life Time, Inc., 8.00%, due 04/15/26(e) 144A	123,105
1,603,000	Lincoln National Corp., 3.40%, due 01/15/31(e)	1,743,825
420,000	Lions Gate Capital Holdings LLC, 5.50%, due 04/15/29 144A	434,708
365,000	Live Nation Entertainment, Inc., 4.75%, due 10/15/27 144A	371,388
1,150,000	Lloyds Banking Group Plc, 2.44% (1 yr. CMT + 1.00%), due 02/05/26(c)	1,193,556
1,050,000	Lloyds Banking Group Plc, 4.45%, due 05/08/25	1,165,248
321,000	Lloyds Banking Group Plc, 7.50% (5 yr. USD swap + 4.76%)(c) (f)	359,520
712,000	Lockheed Martin Corp., 2.80%, due 06/15/50(e)	704,957
713,000	Lockheed Martin Corp., 4.70%, due 05/15/46	935,046
386,000	Lowe’s Cos., Inc., 3.70%, due 04/15/46	422,276
212,000	Lowe’s Cos., Inc., 5.00%, due 04/15/40	269,419
284,000	LSC Communication, Inc., 8.75%, due 10/15/23(i) (k)	1,562
350,000	Lumen Technologies, Inc., 6.75%, due 12/01/23	384,125
287,000	Lundin Energy Finance BV, 2.00%, due 07/15/26 144A	288,868
413,000	Lundin Energy Finance BV, 3.10%, due 07/15/31 144A	419,116
150,000	LYB International Finance BV, 4.88%, due 03/15/44	184,922
380,000	LYB International Finance III LLC, 4.20%, due 05/01/50	433,680
158,000	M&T Bank Corp., 5.13% (3 mo. USD LIBOR + 3.52%)(c) (e) (f)	174,232
280,000	Macquarie Bank, Ltd., 3.62%, due 06/03/30 144A	294,131
270,000	Macquarie Bank, Ltd., 4.88%, due 06/10/25(e) 144A	299,219
943,000	Macquarie Group, Ltd., 1.34% (SOFR + 1.07%), due 01/12/27(c) 144A	935,182
1,484,000	Macquarie Group, Ltd., 4.15% (3 mo. USD LIBOR + 1.33%), due 03/27/24(c) 144A	1,559,270
74,000	Macy’s Retail Holdings LLC, 5.88%, due 04/01/29(e) 144A	80,603
55,000	Magellan Midstream Partners, LP, 4.25%, due 09/15/46	61,320
200,000	Magellan Midstream Partners, LP, 5.15%, due 10/15/43	245,838
420,000	MARB BondCo Plc, 3.95%, due 01/29/31 144A	401,738
455,000	Marriott International, Inc., 2.85%, due 04/15/31	461,192
134,000	Marriott International, Inc., 3.13%, due 06/15/26	143,410
230,000	Marriott International, Inc., 3.50%, due 10/15/32	244,577
373,000	Marriott International, Inc., 4.63%, due 06/15/30	426,388
46,000	Marriott Ownership Resorts, Inc., 4.50%, due 06/15/29 144A	46,633
400,000	Martin Marietta Materials, Inc., 2.50%, due 03/15/30(e)	407,669
230,000	Martin Marietta Materials, Inc., 4.25%, due 07/02/24	249,681
568,000	Marvell Technology, Inc., 2.45%, due 04/15/28 144A	579,027
616,000	Marvell Technology, Inc., 4.88%, due 06/22/28(e) 144A	712,104
300,000	Masonite International Corp., 3.50%, due 02/15/30 144A	298,125
460,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14(g)	670,644
1,255,000	Massachusetts Mutual Life Insurance Co., 3.38%, due 04/15/50 144A	1,316,098

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
164,000	MasTec, Inc., 4.50%, due 08/15/28 144A	171,380
258,000	Mastercard, Inc., 3.85%, due 03/26/50	307,252
157,000	Match Group Holdings II LLC, 3.63%, due 10/01/31(h) 144A	155,333
162,000	Match Group Holdings II LLC, 4.13%, due 08/01/30 144A	168,885
46,000	Mauser Packaging Solutions Holding Co., 8.50%, due 04/15/24 144A	47,892
311,000	MC Brazil Downstream Trading SARL, 7.25%, due 06/30/31 144A	313,155
801,000	McDonald’s Corp., (MTN), 3.50%, due 07/01/27	885,486
900,000	McDonald’s Corp., (MTN), 4.20%, due 04/01/50	1,074,474
167,000	MDC Holdings, Inc., 2.50%, due 01/15/31	162,962
390,000	MEDNAX, Inc., 6.25%, due 01/15/27(e) 144A	410,475
355,000	MetLife, Inc., 6.40%, due 12/15/66	456,610
200,000	Mexico City Airport Trust, 5.50%, due 07/31/47 144A	204,662
165,000	MGM Growth Properties Operating Partnership, LP/MGP Finance Co-Issuer, Inc. REIT, 3.88%, due 02/15/29 144A	175,931
338,000	MGM Resorts International, 4.75%, due 10/15/28	356,590
1,139,000	Micron Technology, Inc., 4.19%, due 02/15/27	1,282,110
155,000	Micron Technology, Inc., 4.98%, due 02/06/26	177,433
971,000	Micron Technology, Inc., 5.33%, due 02/06/29	1,155,878
295,000	Microsoft Corp., 2.68%, due 06/01/60	286,481
825,000	Mid-Atlantic Interstate Transmission LLC, 4.10%, due 05/15/28 144A	925,076
100,000	MidAmerican Energy Co., 4.25%, due 07/15/49	123,724
598,000	Midas OpCo Holdings LLC, 5.63%, due 08/15/29 144A	619,528
398,000	Midwest Connector Capital Co. LLC, 3.90%, due 04/01/24 144A	416,396
252,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 05/01/29 144A	257,040
234,900	Millicom International Cellular SA, 6.25%, due 03/25/29 144A	257,509
242,000	Mohegan Gaming & Entertainment, 8.00%, due 02/01/26 144A	252,551
950,000	Moody’s Corp., 3.25%, due 05/20/50	977,566
1,164,000	Morgan Stanley, 2.19% (SOFR + 1.99%), due 04/28/26(c)	1,202,282
768,000	Morgan Stanley, 2.48% (SOFR + 1.36%), due 09/16/36(c)	752,070
145,000	Morgan Stanley, 3.22% (SOFR + 1.49%), due 04/22/42(c)	151,840
945,000	Morgan Stanley, 3.59% (3 mo. USD LIBOR + 1.34%), due 07/22/28(c)	1,037,134
325,000	Morgan Stanley, 3.74% (3 mo. USD LIBOR + 3.61%)(c) (f)	327,934
921,000	Morgan Stanley, 3.88%, due 04/29/24	994,070
1,400,000	Morgan Stanley, (MTN), 2.24% (SOFR + 1.18%), due 07/21/32(c)	1,376,778
785,000	Morgan Stanley, (MTN), 2.70% (SOFR + 1.14%), due 01/22/31(c)	809,883
1,301,000	Morgan Stanley, (MTN), 3.13%, due 07/27/26	1,401,000
1,311,000	Morgan Stanley, (MTN), 3.62% (SOFR + 3.12%), due 04/01/31(c)	1,445,680
620,000	Morgan Stanley, (MTN), 3.77% (3 mo. USD LIBOR + 1.14%), due 01/24/29(c)	686,505
356,000	Morgan Stanley, (MTN), 3.88%, due 01/27/26	394,284
1,000,000	Morgan Stanley, (MTN), 4.35%, due 09/08/26	1,129,477
574,000	Motorola Solutions, Inc., 2.30%, due 11/15/30	564,607
609,000	Motorola Solutions, Inc., 2.75%, due 05/24/31	621,938
109,000	Motorola Solutions, Inc., 4.60%, due 05/23/29	126,665
330,000	MPLX, LP, 4.00%, due 03/15/28	364,679
87,000	MPLX, LP, 4.13%, due 03/01/27	97,201
257,000	MPLX, LP, 4.25%, due 12/01/27	289,000
250,000	MPLX, LP, 4.50%, due 04/15/38	279,438
25,000	MPLX, LP, 5.20%, due 03/01/47	30,368
813,000	MPLX, LP, 6.88% (3 mo. USD LIBOR + 4.65%)(c) (f)	829,260

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
300,000	MPT Operating Partnership, LP/MPT Finance Corp. REIT, 3.50%, due 03/15/31	306,375
325,000	MSCI, Inc., 3.25%, due 08/15/33 144A	329,131
336,000	MSCI, Inc., 3.63%, due 11/01/31 144A	350,070
145,000	MTN Mauritius Investment, Ltd., 4.76%, due 11/11/24 144A	152,308
435,000	Mylan, Inc., 5.20%, due 04/15/48	536,423
450,000	Mylan, Inc., 5.40%, due 11/29/43	557,645
141,000	Nationstar Mortgage Holdings, Inc., 5.13%, due 12/15/30 144A	141,494
158,000	Nationstar Mortgage Holdings, Inc., 5.50%, due 08/15/28 144A	162,954
62,000	Nationstar Mortgage Holdings, Inc., 6.00%, due 01/15/27 144A	64,979
500,000	Natwest Group Plc, 3.88%, due 09/12/23	530,308
210,000	Natwest Group Plc, 5.08% (3 mo. USD LIBOR + 1.91%), due 01/27/30(c)	248,129
430,000	Natwest Group Plc, 6.00% (5 yr. CMT + 5.63%)(c) (e) (f)	482,301
649,000	NatWest Markets Plc, 1.60%, due 09/29/26 144A	648,925
329,000	NBM US Holdings, Inc., 6.63%, due 08/06/29 144A	361,861
229,000	Netflix, Inc., 4.88%, due 06/15/30 144A	269,934
59,000	Netflix, Inc., 5.38%, due 11/15/29 144A	71,538
444,000	Netflix, Inc., 5.88%, due 11/15/28	544,633
427,000	New Fortress Energy, Inc., 6.50%, due 09/30/26 144A	408,852
226,000	New York Life Insurance Co., 3.75%, due 05/15/50 144A	253,569
435,000	Newmont Corp., 2.25%, due 10/01/30	433,046
150,000	Newmont Corp., 2.80%, due 10/01/29	156,111
150,000	Newmont Corp., 5.45%, due 06/09/44	204,218
228,000	News Corp., 3.88%, due 05/15/29 144A	234,555
435,000	NextEra Energy Capital Holdings, Inc., 2.25%, due 06/01/30	437,782
771,000	NextEra Energy Capital Holdings, Inc., 3.55%, due 05/01/27	846,366
207,000	NextEra Energy Operating Partners, LP, 3.88%, due 10/15/26 144A	220,498
75,000	NextEra Energy Operating Partners, LP, 4.50%, due 09/15/27 144A	80,774
563,000	Nippon Life Insurance Co., 2.75% (5 yr. CMT + 2.65%), due 01/21/51(c) 144A	551,605
220,000	Nippon Life Insurance Co., 5.10% (5 yr. USD swap + 3.65%), due 10/16/44(c) 144A	241,993
670,000	NiSource, Inc., 3.49%, due 05/15/27	734,676
256,000	NiSource, Inc., 3.60%, due 05/01/30	280,837
239,000	Nissan Motor Acceptance Co. LLC, 1.13%, due 09/16/24(e) 144A	238,631
195,000	Nissan Motor Acceptance Co. LLC, 3.45%, due 03/15/23 144A	201,926
200,000	Nomura Holdings, Inc., 2.61%, due 07/14/31	199,438
970,000	Norfolk Southern Corp., 4.84%, due 10/01/41	1,238,560
195,000	Northern States Power Co., 3.60%, due 09/15/47	218,610
942,000	Northrop Grumman Corp., 5.25%, due 05/01/50	1,322,760
300,000	NOVA Chemicals Corp., 4.88%, due 06/01/24 144A	313,875
456,000	Novelis Corp., 4.75%, due 01/30/30 144A	480,601
298,000	NRG Energy, Inc., 2.45%, due 12/02/27 144A	302,598
50,000	NRG Energy, Inc., 3.38%, due 02/15/29 144A	49,409
139,000	NRG Energy, Inc., 3.63%, due 02/15/31 144A	136,707
474,000	NRG Energy, Inc., 3.88%, due 02/15/32 144A	469,260
218,000	NRG Energy, Inc., 4.45%, due 06/15/29 144A	241,432
125,000	NRG Energy, Inc., 5.25%, due 06/15/29 144A	133,125
525,000	NRG Energy, Inc., 5.75%, due 01/15/28	559,125
250,000	NSTAR Electric Co., 3.10%, due 06/01/51	259,954
315,000	Nutrien, Ltd., 4.90%, due 06/01/43(e)	397,880
815,000	NXP BV/NXP Funding LLC, 4.63%, due 06/01/23 144A	866,885
2,136,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, due 05/01/25 144A	2,232,248

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
188,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.25%, due 05/11/41 144A	194,413
517,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.88%, due 06/18/26 144A	569,854
75,000	Occidental Petroleum Corp., 3.50%, due 08/15/29	76,378
4,349,000	Occidental Petroleum Corp., 6.00%, due 10/10/36(n)	2,366,943
325,000	OneMain Finance Corp., 6.63%, due 01/15/28	374,156
62,000	OneMain Finance Corp., 6.88%, due 03/15/25	69,750
200,000	OneMain Finance Corp., 8.25%, due 10/01/23	223,878
120,000	OneMain Finance Corp., 8.88%, due 06/01/25	130,350
655,000	ONEOK, Inc., 3.10%, due 03/15/30	684,158
390,000	ONEOK, Inc., 4.45%, due 09/01/49(e)	436,725
200,000	ONEOK, Inc., 4.95%, due 07/13/47	236,918
200,000	Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, due 02/11/25 144A	201,841
1,200,000	Oracle Corp., 1.65%, due 03/25/26(e)	1,217,554
1,542,000	Oracle Corp., 2.50%, due 04/01/25	1,613,954
916,000	Oracle Corp., 2.95%, due 04/01/30	960,206
425,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, due 04/30/28 144A	434,031
342,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, due 04/30/31(e) 144A	359,647
208,000	Oriflame Investment Holding Plc, 5.13%, due 05/04/26(e) 144A	213,720
100,000	Ovintiv Exploration, Inc., 5.38%, due 01/01/26	113,125
265,000	Ovintiv, Inc., 6.50%, due 08/15/34	357,834
321,000	Owens Corning, 3.95%, due 08/15/29	358,712
350,000	Owens Corning, 4.30%, due 07/15/47	404,132
146,000	Owens-Brockway Glass Container, Inc., 6.63%, due 05/13/27 144A	156,654
211,000	Oztel Holdings SPC, Ltd., 6.63%, due 04/24/28 144A	232,649
265,000	PacifiCorp, 2.70%, due 09/15/30(e)	276,131
195,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, due 10/15/28 144A	195,975
51,000	Papa John’s International, Inc., 3.88%, due 09/15/29 144A	50,809
182,000	Parkland Corp., 4.50%, due 10/01/29 144A	184,703
582,000	PayPal Holdings, Inc., 2.85%, due 10/01/29	621,528
415,000	PECO Energy Co., 3.05%, due 03/15/51	423,515
205,000	PECO Energy Co., 3.70%, due 09/15/47	231,119
580,000	Pennsylvania Electric Co., 3.60%, due 06/01/29 144A	624,606
2,450,000	Penske Truck Leasing Co., LP/PTL Finance Corp., 3.90%, due 02/01/24 144A	2,612,451
525,000	PepsiCo, Inc., 3.63%, due 03/19/50	605,587
137,000	Petrobras Global Finance BV, 5.09%, due 01/15/30	145,019
413,000	Petrobras Global Finance BV, 5.60%, due 01/03/31(e)	448,828
185,000	Petrobras Global Finance BV, 5.75%, due 02/01/29	206,765
164,000	Petrobras Global Finance BV, 6.90%, due 03/19/49(e)	182,905
76,000	Petroleos Mexicanos, 6.35%, due 02/12/48	64,334
270,000	Petroleos Mexicanos, 6.50%, due 03/13/27	285,525
255,000	Petroleos Mexicanos, 6.50%, due 06/02/41	226,087
403,000	Petroleos Mexicanos, 6.75%, due 09/21/47	352,101
380,000	Petroleos Mexicanos, 6.88%, due 08/04/26	413,763
1,067,000	Pfizer, Inc., 2.55%, due 05/28/40	1,061,053
797,000	Phillips 66 Partners, LP, 3.61%, due 02/15/25	853,038
25,000	Picasso Finance Sub, Inc., 6.13%, due 06/15/25 144A	26,466
145,000	Piedmont Natural Gas Co., Inc., 3.50%, due 06/01/29	157,199
575,000	Pilgrim’s Pride Corp., 5.88%, due 09/30/27 144A	612,087
855,000	Plains All American Pipeline, LP/PAA Finance Corp., 3.55%, due 12/15/29	900,091

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
65,000	Plains All American Pipeline, LP/PAA Finance Corp., 4.70%, due 06/15/44	69,884
50,000	Plains All American Pipeline, LP/PAA Finance Corp., 5.15%, due 06/01/42	56,384
61,000	Playtika Holding Corp., 4.25%, due 03/15/29 144A	61,271
63,000	PNC Financial Services Group, Inc. (The), 3.15%, due 05/19/27	69,005
672,000	PNC Financial Services Group, Inc. (The), 3.40% (5 yr. CMT + 2.60%)(c) (f)	672,000
479,000	PNC Financial Services Group, Inc. (The), 3.80% (3 mo. USD LIBOR + 3.68%)(c) (f)	480,180
212,000	PNC Financial Services Group, Inc. (The), 4.85% (3 mo. USD LIBOR + 3.04%)(c) (f)	219,288
166,000	Post Holdings, Inc., 5.50%, due 12/15/29 144A	176,182
201,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, due 09/01/29 144A	203,276
547,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, due 09/01/31 144A	553,396
51,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, due 08/31/27 144A	48,992
136,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 01/15/28 144A	140,780
90,000	Providence St. Joseph Health Obligated Group, 2.75%, due 10/01/26	95,423
885,000	Prudential Financial, Inc., 5.88% (3 mo. USD LIBOR + 4.18%), due 09/15/42(c)	920,679
48,000	PTC, Inc., 4.00%, due 02/15/28 144A	49,320
195,000	Public Service Electric & Gas Co., (MTN), 2.70%, due 05/01/50	188,302
445,000	Public Service Electric & Gas Co., (MTN), 3.00%, due 05/15/27	483,533
315,000	Public Service Electric & Gas Co., (MTN), 3.20%, due 05/15/29	343,894
1,700,000	Public Service Enterprise Group, Inc., 2.88%, due 06/15/24	1,790,981
379,000	Puget Energy, Inc., 2.38%, due 06/15/28 144A	379,407
900,000	Qatar Petroleum, 1.38%, due 09/12/26 144A	894,474
275,000	Qatar Petroleum, 2.25%, due 07/12/31 144A	272,737
282,000	Qorvo, Inc., 3.38%, due 04/01/31 144A	297,693
237,000	Quanta Services, Inc., 0.95%, due 10/01/24	237,143
130,000	QVC, Inc., 5.45%, due 08/15/34	138,416
130,000	Radian Group, Inc., 4.50%, due 10/01/24	138,861
191,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, due 09/15/28 144A	195,026
1,761,000	Raytheon Technologies Corp., 1.90%, due 09/01/31	1,710,074
330,000	Realty Income Corp. REIT, 3.25%, due 01/15/31	358,305
224,000	Rede D’or Finance SARL, 4.50%, due 01/22/30 144A	223,373
200,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/16/29(e) 144A	204,255
406,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 4.00%, due 10/15/27 144A	402,458
389,000	RHP Hotel Properties, LP/RHP Finance Corp. REIT, 4.50%, due 02/15/29 144A	390,307
161,000	RLJ Lodging Trust, LP REIT, 3.75%, due 07/01/26 144A	162,006
405,000	Roper Technologies, Inc., 1.40%, due 09/15/27	400,221
217,000	Royalty Pharma Plc, 1.75%, due 09/02/27	216,251
189,000	Sabine Pass Liquefaction LLC, 4.20%, due 03/15/28	211,168
196,000	Sabine Pass Liquefaction LLC, 5.00%, due 03/15/27	225,449
696,000	Sabine Pass Liquefaction LLC, 5.88%, due 06/30/26	819,492
110,000	Sabra Health Care, LP REIT, 4.80%, due 06/01/24	121,234
212,000	Sabre GLBL, Inc., 7.38%, due 09/01/25 144A	226,215
320,000	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25(e)	328,243
290,000	San Diego Gas & Electric Co., 4.15%, due 05/15/48	349,931
849,000	Santander Holdings USA, Inc., 3.24%, due 10/05/26	907,543
783,000	Santander Holdings USA, Inc., 3.45%, due 06/02/25	838,719
505,000	Santander Holdings USA, Inc., 3.50%, due 06/07/24	536,615
128,000	Santander Holdings USA, Inc., 4.40%, due 07/13/27	143,898

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
437,000	Sasol Financing USA LLC, 5.50%, due 03/18/31	448,143
200,000	Sasol Financing USA LLC, 5.88%, due 03/27/24	211,105
200,000	Sasol Financing USA LLC, 6.50%, due 09/27/28	220,950
857,000	SBA Communications Corp. REIT, 3.88%, due 02/15/27	889,137
322,000	SBA Tower Trust REIT, 2.84%, due 01/15/50 144A	333,852
376,000	SBL Holdings, Inc., 5.00%, due 02/18/31 144A	401,611
193,000	Select Medical Corp., 6.25%, due 08/15/26(e) 144A	203,200
115,000	Sensata Technologies, Inc., 3.75%, due 02/15/31 144A	115,930
122,000	Service Corp. International, 3.38%, due 08/15/30	121,905
254,000	Service Corp. International, 4.00%, due 05/15/31	262,890
950,000	Shell International Finance BV, 5.50%, due 03/25/40	1,316,066
995,000	Shire Acquisitions Investments Ireland DAC, 3.20%, due 09/23/26	1,073,868
44,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, due 03/01/29 144A	44,387
850,000	Simon Property Group, LP REIT, 6.75%, due 02/01/40	1,265,759
270,000	Sinopec Group Overseas Development 2018, Ltd., 3.68%, due 08/08/49(e) 144A	291,890
384,000	Sirius XM Radio, Inc., 4.00%, due 07/15/28 144A	390,960
386,000	Sirius XM Radio, Inc., 5.00%, due 08/01/27 144A	403,852
1,475,000	Societe Generale SA, 1.79% (1 yr. CMT + 1.00%), due 06/09/27(c) 144A	1,467,641
385,000	Societe Generale SA, 4.75% (5 yr. CMT + 3.93%)(c) (e) (f) 144A	394,386
284,000	Societe Generale SA, 5.38% (5 yr. CMT + 4.51%)(c) (e) (f) 144A	304,769
529,000	SoftBank Group Corp., 6.88% (5 yr. USD ICE swap + 4.85%)(c) (f) (j)	540,638
200,000	Sotheby’s, 7.38%, due 10/15/27 144A	211,750
335,000	Southern California Edison Co., 4.00%, due 04/01/47	359,886
1,318,000	Southern Co. (The), 3.25%, due 07/01/26	1,419,046
1,260,000	Southern Co. Gas Capital Corp., 2.45%, due 10/01/23	1,305,298
755,000	Southwest Airlines Co., 2.63%, due 02/10/30	766,667
26,000	Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, due 09/30/26 144A	27,333
1,701,000	Spirit Realty, LP REIT, 2.10%, due 03/15/28	1,693,630
200,000	Sprint Communications, Inc., 11.50%, due 11/15/21	202,500
300,000	Sprint Corp., 7.13%, due 06/15/24	341,835
140,000	Square, Inc., 3.50%, due 06/01/31 144A	143,777
118,000	Standard Industries, Inc., 3.38%, due 01/15/31 144A	112,448
375,000	Standard Industries, Inc., 4.38%, due 07/15/30 144A	382,969
25,000	Standard Industries, Inc., 4.75%, due 01/15/28 144A	25,969
175,000	Starwood Property Trust, Inc. REIT, 3.63%, due 07/15/26 144A	176,531
200,000	State Grid Overseas Investment BVI, Ltd., 3.50%, due 05/04/27 144A	219,819
330,000	State Street Corp., 3.15% (SOFR + 2.65%), due 03/30/31(c)	361,009
920,000	Steel Dynamics, Inc., 3.45%, due 04/15/30	990,442
605,000	Stellantis Finance US, Inc., 2.69%, due 09/15/31(e) 144A	599,506
63,000	Stericycle, Inc., 3.88%, due 01/15/29 144A	63,464
413,000	StoneMor, Inc., 8.50%, due 05/15/29 144A	424,880
186,000	Suburban Propane Partners, LP/Suburban Energy Finance Corp., 5.00%, due 06/01/31 144A	193,208
77,000	Sunoco, LP/Sunoco Finance Corp., 4.50%, due 05/15/29	78,195
68,000	Switch, Ltd., 3.75%, due 09/15/28 144A	69,105
560,000	T-Mobile USA, Inc., 2.05%, due 02/15/28	564,824
254,000	T-Mobile USA, Inc., 2.55%, due 02/15/31	255,071
50,000	T-Mobile USA, Inc., 2.88%, due 02/15/31	50,488

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
521,000	T-Mobile USA, Inc., 3.38%, due 04/15/29	544,184
2,019,000	T-Mobile USA, Inc., 3.50%, due 04/15/25(e)	2,175,815
343,000	T-Mobile USA, Inc., 3.75%, due 04/15/27	378,120
702,000	T-Mobile USA, Inc., 3.88%, due 04/15/30	775,495
350,000	T-Mobile USA, Inc., 4.00%, due 04/15/22	354,522
1,424,000	T-Mobile USA, Inc., 4.50%, due 04/15/50	1,662,890
225,000	Tallgrass Energy Partners, LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	230,837
208,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 4.00%, due 01/15/32 144A	215,218
150,000	Taylor Morrison Communities, Inc., 5.13%, due 08/01/30 144A	161,628
110,000	Taylor Morrison Communities, Inc., 5.88%, due 06/15/27 144A	125,538
175,000	Taylor Morrison Communities, Inc., 6.63%, due 07/15/27 144A	184,933
150,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, due 03/01/24 144A	162,027
866,000	Teachers Insurance & Annuity Association of America, 4.27%, due 05/15/47 144A	1,047,697
34,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	51,415
158,000	Telecom Argentina SA, 8.00%, due 07/18/26 144A	146,799
368,000	Telecom Italia Capital SA, 7.20%, due 07/18/36	451,260
1,125,000	Teledyne Technologies, Inc., 2.75%, due 04/01/31	1,151,697
760,000	Telefonaktiebolaget LM Ericsson, 4.13%, due 05/15/22	776,484
838,000	Telefonica Emisiones SA, 5.21%, due 03/08/47(e)	1,047,377
163,000	Telesat Canada/Telesat LLC, 5.63%, due 12/06/26 144A	156,689
223,000	Tenet Healthcare Corp., 4.63%, due 07/15/24(e)	226,624
1,354,000	Textron, Inc., 3.00%, due 06/01/30	1,423,792
83,000	Toll Brothers Finance Corp., 3.80%, due 11/01/29(e)	89,246
321,000	Total Play Telecomunicaciones SA de CV, 6.38%, due 09/20/28(e) 144A	321,000
383,000	Total Play Telecomunicaciones SA de CV, 7.50%, due 11/12/25(e) 144A	398,868
88,000	Townsquare Media, Inc., 6.88%, due 02/01/26 144A	92,427
2,018,000	Toyota Motor Credit Corp., (MTN), 3.00%, due 04/01/25	2,152,268
171,000	TransCanada PipeLines, Ltd., 4.25%, due 05/15/28	194,810
140,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, due 05/15/50	157,405
500,000	Transcontinental Gas Pipe Line Co. LLC, 4.60%, due 03/15/48	608,241
735,000	TransDigm, Inc., 5.50%, due 11/15/27	756,175
135,000	Travel + Leisure Co., 4.63%, due 03/01/30 144A	138,951
166,000	Travel + Leisure Co., 6.60%, due 10/01/25	186,866
55,000	Trident TPI Holdings, Inc., 6.63%, due 11/01/25 144A	55,969
212,000	TriNet Group, Inc., 3.50%, due 03/01/29 144A	212,795
217,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.13%, due 04/01/29 144A	218,905
248,000	Tronox, Inc., 4.63%, due 03/15/29 144A	247,070
1,040,000	Truist Bank, 2.25%, due 03/11/30	1,046,165
342,000	Tutor Perini Corp., 6.88%, due 05/01/25(e) 144A	350,123
191,000	Twitter, Inc., 3.88%, due 12/15/27(e) 144A	204,131
532,000	Uber Technologies, Inc., 4.50%, due 08/15/29 144A	536,655
451,000	Uber Technologies, Inc., 7.50%, due 09/15/27 144A	492,999
765,000	UBS Group AG, 1.49% (1 yr. CMT + 0.85%), due 08/10/27(c) 144A	756,610
375,000	UBS Group AG, 2.10% (1 yr. CMT + 1.00%), due 02/11/32(c) 144A	365,082
1,897,000	UBS Group AG, 4.13%, due 04/15/26 144A	2,115,190
185,000	UBS Group AG, 7.00% (5 yr. USD swap + 4.34%)(c) (f) 144A	201,956

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
362,000	Unifin Financiera SAB de CV, 9.88%, due 01/28/29 144A	364,346
429,183	United Airlines Pass Through Trust, 3.45%, due 01/07/30	433,517
348,715	United Airlines Pass Through Trust, 3.65%, due 07/07/27	347,974
530,958	United Airlines Pass Through Trust, 3.75%, due 03/03/28	559,570
2,377,551	United Airlines Pass Through Trust, 4.00%, due 10/11/27	2,514,311
188,658	United Airlines Pass Through Trust, 4.55%, due 02/25/33	200,906
74,996	United Airlines Pass Through Trust, 4.60%, due 09/01/27	77,362
81,821	United Airlines Pass Through Trust, 4.63%, due 03/03/24	83,495
186,850	United Airlines Pass Through Trust, 4.88%, due 07/15/27	198,151
919,128	United Airlines Pass Through Trust, 5.88%, due 04/15/29	1,030,416
307,000	United Airlines, Inc., 4.38%, due 04/15/26 144A	315,443
98,000	United Airlines, Inc., 4.63%, due 04/15/29 144A	101,401
268,000	United Parcel Service, Inc., 5.30%, due 04/01/50	387,557
150,000	United Rentals North America, Inc., 3.75%, due 01/15/32	151,875
211,000	United Rentals North America, Inc., 3.88%, due 11/15/27	221,286
137,000	United Rentals North America, Inc., 3.88%, due 02/15/31	140,596
245,000	United Rentals North America, Inc., 4.88%, due 01/15/28(e)	259,337
35,000	United Rentals North America, Inc., 5.25%, due 01/15/30	38,369
225,000	United Rentals North America, Inc., 5.50%, due 05/15/27	236,448
390,000	UnitedHealth Group, Inc., 3.05%, due 05/15/41	403,474
124,000	Uniti Group, LP/Uniti Group Finance, Inc./CSL Capital LLC REIT, 6.50%, due 02/15/29 144A	127,720
383,000	Universal Health Services, Inc., 1.65%, due 09/01/26 144A	380,925
375,000	Universal Health Services, Inc., 2.65%, due 10/15/30 144A	377,171
120,000	University of Chicago (The), 2.76%, due 04/01/45	122,574
350,000	University of Southern California, 2.95%, due 10/01/51	367,273
122,000	Univision Communications, Inc., 4.50%, due 05/01/29(e) 144A	124,135
182,000	Unum Group, 4.13%, due 06/15/51(e)	184,691
1,178,677	US Airways Pass Through Trust, 4.63%, due 12/03/26	1,183,483
82,714	US Airways Pass Through Trust, 5.90%, due 04/01/26	87,147
92,146	US Airways Pass Through Trust, 6.25%, due 10/22/24	95,170
225,903	US Airways Pass Through Trust, 7.13%, due 04/22/25	240,691
192,000	US Foods, Inc., 4.75%, due 02/15/29 144A	197,300
490,000	Valero Energy Corp., 3.40%, due 09/15/26	527,482
240,000	Valvoline, Inc., 3.63%, due 06/15/31 144A	237,300
125,000	Valvoline, Inc., 4.25%, due 02/15/30 144A	129,756
183,000	Varex Imaging Corp., 7.88%, due 10/15/27 144A	206,140
325,000	Vector Group, Ltd., 5.75%, due 02/01/29 144A	325,484
216,000	Ventas Realty, LP REIT, 3.50%, due 02/01/25	231,234
148,000	Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	152,632
219,000	Venture Global Calcasieu Pass LLC, 4.13%, due 08/15/31(e) 144A	228,581
790,000	VEREIT Operating Partnership, LP REIT, 2.85%, due 12/15/32	821,393
285,000	VeriSign, Inc., 2.70%, due 06/15/31	290,013
162,000	VeriSign, Inc., 5.25%, due 04/01/25	184,337
878,000	Verisk Analytics, Inc., 3.63%, due 05/15/50	935,502
1,300,000	Verizon Communications, Inc., 2.55%, due 03/21/31	1,316,844
85,000	Verizon Communications, Inc., 3.00%, due 03/22/27	91,270
1,372,000	Verizon Communications, Inc., 3.55%, due 03/22/51	1,448,752
880,000	Verizon Communications, Inc., 4.33%, due 09/21/28	1,012,445
338,000	Verizon Communications, Inc., 4.40%, due 11/01/34	400,692

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
427,000	Verizon Communications, Inc., 4.50%, due 08/10/33	508,867
974,000	Verizon Communications, Inc., 4.86%, due 08/21/46	1,241,937
1,000,000	ViacomCBS, Inc., 3.70%, due 08/15/24	1,073,582
500,000	ViacomCBS, Inc., 4.38%, due 03/15/43	573,040
179,000	Viatris, Inc., 2.30%, due 06/22/27 144A	182,888
463,000	Viatris, Inc., 2.70%, due 06/22/30 144A	468,367
325,000	Viatris, Inc., 3.85%, due 06/22/40 144A	349,125
478,000	Viatris, Inc., 4.00%, due 06/22/50 144A	509,094
179,000	VICI Properties, LP/VICI Note Co., Inc. REIT, 4.13%, due 08/15/30 144A	189,964
220,000	VICI Properties, LP/VICI Note Co., Inc. REIT, 4.63%, due 12/01/29(e) 144A	236,775
184,000	Videotron, Ltd., 3.63%, due 06/15/29(e) 144A	186,760
1,400,000	Virginia Electric & Power Co., 3.15%, due 01/15/26	1,507,504
460,000	Vistra Operations Co. LLC, 3.55%, due 07/15/24 144A	483,970
726,000	Vistra Operations Co. LLC, 3.70%, due 01/30/27 144A	766,038
476,000	Vistra Operations Co. LLC, 4.30%, due 07/15/29 144A	507,676
135,000	Vistra Operations Co. LLC, 5.00%, due 07/31/27 144A	139,556
546,000	Vodafone Group Plc, 7.00% (5 yr. USD swap + 4.87%), due 04/04/79(c)	668,347
72,000	Volcan Cia Minera SAA, 4.38%, due 02/11/26 144A	70,192
514,000	Voya Financial, Inc., 5.65% (3 mo. USD LIBOR + 3.58%), due 05/15/53(c)	542,853
301,000	Vulcan Materials Co., 3.50%, due 06/01/30	330,664
598,000	Walt Disney Co. (The), 4.70%, due 03/23/50	785,000
45,000	Watco Cos. LLC/Watco Finance Corp., 6.50%, due 06/15/27 144A	48,225
440,000	Wells Fargo & Co., 3.07% (SOFR + 2.53%), due 04/30/41(c)	452,567
1,127,000	Wells Fargo & Co., 5.88% (3 mo. USD LIBOR + 3.99%)(c) (f)	1,258,870
972,000	Wells Fargo & Co., (MTN), 2.39% (SOFR + 2.10%), due 06/02/28(c)	1,003,347
765,000	Wells Fargo & Co., (MTN), 2.57% (SOFR + 1.26%), due 02/11/31(c)	782,084
692,000	Wells Fargo & Co., (MTN), 2.88% (SOFR + 1.43%), due 10/30/30(c)	723,083
350,000	William Carter Co. (The), 5.63%, due 03/15/27 144A	363,265
377,000	Williams Cos., Inc. (The), 3.75%, due 06/15/27	415,399
862,000	Williams Cos., Inc. (The), 4.55%, due 06/24/24	940,729
95,000	Williams Cos., Inc. (The), 5.75%, due 06/24/44	125,342
60,000	Williams Scotsman International, Inc., 4.63%, due 08/15/28 144A	62,581
444,000	WMG Acquisition Corp., 3.00%, due 02/15/31 144A	434,010
324,000	WMG Acquisition Corp., 3.88%, due 07/15/30 144A	337,365
300,000	Wolverine World Wide, Inc., 4.00%, due 08/15/29 144A	303,375
665,000	WP Carey, Inc. REIT, 2.25%, due 04/01/33	636,730
124,000	WR Grace Holdings LLC, 4.88%, due 06/15/27 144A	127,720
152,000	WR Grace Holdings LLC, 5.63%, due 08/15/29(e) 144A	156,942
140,000	Wyndham Hotels & Resorts, Inc., 4.38%, due 08/15/28(e) 144A	146,325
1,100,000	Xcel Energy, Inc., 3.40%, due 06/01/30	1,200,594
265,000	Xerox Holdings Corp., 5.50%, due 08/15/28(e) 144A	274,682
98,000	XHR, LP REIT, 4.88%, due 06/01/29 144A	100,777
610,000	Yale University, 2.40%, due 04/15/50	589,283
1,070,000	Yamana Gold, Inc., 2.63%, due 08/15/31 144A	1,046,605
1,220,000	Yara International ASA, 4.75%, due 06/01/28 144A	1,408,674
201,000	Yum! Brands, Inc., 3.63%, due 03/15/31	202,325
153,000	Yum! Brands, Inc., 4.75%, due 01/15/30 144A	166,016

		499,731,468

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — 11.3%
276,706	Angel Oak Mortgage Trust CMO, Series 2020-R1, Class A1, 0.99%, due 04/25/53(b) 144A	276,717
240,220	Angel Oak Mortgage Trust CMO, Series 2021-2, Class A1, 0.99%, due 04/25/66(b) 144A	241,217
498,777	Angel Oak Mortgage Trust CMO, Series 2021-4, Class A1, 1.04%, due 01/20/65(b) (i)	498,476
617,000	Angel Oak Mortgage Trust CMO, Series 2021-5, Class A1, 0.95%, due 07/25/66(b) 144A	616,366
1,800,000	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A4, 2.50%, due 05/15/53 144A	1,876,738
2,500,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A4, 2.25%, due 06/15/54 144A	2,525,467
360,854	Arroyo Mortgage Trust CMO, Series 2021-1R, Class A1, 1.18%, due 10/25/48(b) 144A	361,568
147,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.84%, due 11/05/32(b) 144A	141,697
1,200,000	BANK, Series 2019-BNK20, Class A2, 2.76%, due 09/15/62	1,253,658
850,000	BANK, Series 2019-BNK23, Class A2, 2.67%, due 12/15/52	892,133
1,806,000	BANK, Series 2020-BNK26, Class A2, 2.04%, due 03/15/63	1,837,295
1,800,000	BANK, Series 2020-BNK26, Class A3, 2.16%, due 03/15/63	1,815,821
869,000	BANK, Series 2020-BNK30, Class A4, 1.93%, due 12/15/53	858,074
3,000,000	BANK, Series 2021-BNK32, Class A4, 2.35%, due 04/15/54	3,071,759
2,300,000	BANK, Series 2021-BNK34, Class A4, 2.16%, due 06/15/63	2,316,725
193,000	Barclays Commercial Mortgage Trust, Series 2019-C5, Class A2, 3.04%, due 11/15/52	201,785
200,000	BBCMS Mortgage Trust, Series 2015-SRCH, Class D, 5.12%, due 08/10/35(b) 144A	222,492
3,000,000	BBCMS Mortgage Trust, Series 2018-TALL, Class A, 0.81% (1 mo. USD LIBOR + 0.72%), due 03/15/37(c) 144A	2,993,990
182,000	BBCMS Mortgage Trust, Series 2020-C6, Class A2, 2.69%, due 02/15/53	189,783
1,273,000	BBCMS Mortgage Trust, Series 2021-C9, Class A5, 2.30%, due 02/15/54	1,293,334
109,396	Bellemeade Re, Ltd. CMO, Series 2018-1A, Class M1B, 1.69% (1 mo. USD LIBOR + 1.60%), due 04/25/28(c) 144A	109,504
67,286	Bellemeade Re, Ltd. CMO, Series 2019-3A, Class M1A, 1.19% (1 mo. USD LIBOR + 1.10%), due 07/25/29(c) (i)	67,319
150,000	Bellemeade Re, Ltd. CMO, Series 2019-3A, Class M1B, 1.69% (1 mo. USD LIBOR + 1.60%), due 07/25/29(c) 144A	150,547
69,697	Bellemeade Re, Ltd. CMO, Series 2020-4A, Class M2A, 2.69% (1 mo. USD LIBOR + 2.60%), due 06/25/30(c) 144A	69,739
309,000	Bellemeade Re, Ltd. CMO, Series 2021-2A, Class M1A, 1.25% (SOFR 30-day average + 1.20%), due 06/25/31(c) 144A	309,990
320,000	Benchmark Mortgage Trust, Series 2019-B12, Class A2, 3.00%, due 08/15/52	335,564
270,000	Benchmark Mortgage Trust, Series 2019-B13, Class A2, 2.89%, due 08/15/57	281,585
1,350,000	Benchmark Mortgage Trust, Series 2019-B15, Class A4, 2.67%, due 12/15/72	1,405,788
657,000	Benchmark Mortgage Trust, Series 2019-B15, Class A5, 2.93%, due 12/15/72	700,813
600,000	Benchmark Mortgage Trust, Series 2020-B17, Class A4, 2.04%, due 03/15/53	601,090
1,200,000	Benchmark Mortgage Trust, Series 2020-B20, Class A2, 1.75%, due 10/15/53	1,218,654
1,800,000	Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, due 09/15/48 144A	1,859,630
2,210,000	Benchmark Mortgage Trust, Series 2021-B23, Class A2, 1.62%, due 02/15/54	2,223,174
1,700,000	Benchmark Mortgage Trust, Series 2021-B23, Class A4A1, 1.82%, due 02/15/54	1,667,432
900,000	Benchmark Mortgage Trust, Series 2021-B24, Class A3, 2.01%, due 03/15/54	911,189
1,750,000	Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.26%, due 03/15/54	1,774,450

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
1,250,000	Benchmark Mortgage Trust, Series 2021-B28, Class ASB, 1.98%, due 08/15/54(b)	1,259,610
216,423	BRAVO Residential Funding Trust CMO, Series 2021-NQM2, Class A1, 0.94%, due 02/25/49(b) 144A	217,007
1,499,587	BX Commercial Mortgage Trust, Series 2019-XL, Class A, 1.00% (1 mo. USD LIBOR + 0.92%), due 10/15/36(c) 144A	1,503,939
1,516,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, 0.80% (1 mo. USD LIBOR + 0.70%), due 09/15/36(c) 144A	1,518,968
342,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class C, 1.20% (1 mo. USD LIBOR + 1.10%), due 09/15/36(c) 144A	342,808
1,200,000	CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, due 08/15/57	1,248,095
991,273	CF Mortgage Trust, Series 2020-P1, Class A1, 2.84%, due 04/15/25(b) 144A	1,012,560
700,000	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3, 3.01%, due 05/10/58	744,472
2,362,746	CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2, 2.95%, due 11/10/49	2,505,497
719,767	CIM Trust CMO, Series 2020-INV1, Class A2, 2.50%, due 04/25/50(b) 144A	730,596
968,832	CIM Trust CMO, Series 2020-J2, Class A1, 2.50%, due 01/25/51(b) 144A	981,475
987,030	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class A2, 2.40%, due 10/10/49	989,072
1,020,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, due 12/15/72	1,080,029
283,000	Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class A, 3.34%, due 05/10/36 144A	299,307
134,000	Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class A, 4.15%, due 01/10/36 144A	143,363
27,500,000	Citigroup Commercial Mortgage Trust, (IO), Series 2014-GC21, Class XB, 0.60%, due 05/10/47(b) 144A	312,240
38,816	COLT Mortgage Loan Trust CMO, Series 2020-1, Class A1, 2.49%, due 02/25/50(b) 144A	38,875
407,172	COLT Mortgage Loan Trust CMO, Series 2021-2, Class A1, 0.92%, due 08/25/66(b) 144A	407,069
559,000	COLT Mortgage Loan Trust CMO, Series 2021-3, Class A1, 0.96%, due 09/27/66(b) 144A	557,885
465,000	COLT Mortgage Loan Trust CMO, Series 2021-HX1, Class A1, 1.11%, due 10/25/66(b) 144A	465,184
650,735	COLT Trust CMO, Series 2020-RPL1, Class A1, 1.39%, due 01/25/65(b) 144A	651,530
235,000	Commercial Mortgage Trust, Series 2013-300P, Class D, 4.54%, due 08/10/30(b) 144A	242,565
673,781	Commercial Mortgage Trust, Series 2013-LC6, Class A4, 2.94%, due 01/10/46	687,578
938,939	Commercial Mortgage Trust, Series 2015-CR25, Class A3, 3.51%, due 08/10/48	995,233
862,000	Commercial Mortgage Trust, Series 2015-CR27, Class A4, 3.61%, due 10/10/48	936,297
223,000	Commercial Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, due 02/10/37 144A	231,171
355,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1.68% (1 mo. USD LIBOR + 1.60%), due 05/15/36(c) 144A	356,540
354,737	Credit Suisse Mortgage Trust, Series 2020-11R, 1.00%, due 04/28/38(i)	366,310
312,876	Credit Suisse Mortgage Trust CMO, Series 2018-RPL9, Class A, 3.85%, due 09/25/57(b) 144A	330,360
319,975	Credit Suisse Mortgage Trust CMO, Series 2020-RPL6, Class A1, 2.69%, due 03/25/59(b) 144A	323,989
384,497	Credit Suisse Mortgage Trust CMO, Series 2021-NQM2, Class A1, 1.18%, due 02/25/66(b) 144A	385,168

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
319,387	Credit Suisse Mortgage Trust CMO, Series 2021-NQM3, Class A1, 1.02%, due 04/25/66(b) 144A	319,307
299,846	Credit Suisse Mortgage Trust CMO, Series 2021-NQM5, Class A1, 0.94%, due 05/25/66(b) 144A	298,514
475,000	Credit Suisse Mortgage Trust CMO, Series 2021-NQM6, Class A1, 1.17%, due 07/25/66(b) 144A	478,465
1,100,000	CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3, 3.13%, due 06/15/50	1,157,181
775,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.19%, due 11/15/50	823,624
1,050,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A3, 2.72%, due 12/15/52	1,092,078
1,900,000	CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A2, 2.49%, due 03/15/54	1,947,878
183,298	Ellington Financial Mortgage Trust CMO, Series 2021-1, Class A1, 0.80%, due 02/25/66(b) 144A	183,201
330,870	Ellington Financial Mortgage Trust CMO, Series 2021-2, Class A1, 0.93%, due 06/25/66(b) 144A	331,484
1,688,533	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-2, Class MA, 3.50%, due 11/25/57	1,765,502
577,102	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-3, Class MA, 3.50%, due 08/25/57(b)	604,599
2,239,354	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-4, Class MA, 3.50%, due 03/25/58	2,347,984
961,794	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-1, Class MA, 3.50%, due 07/25/58	1,009,177
1,687,896	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-2, Class MA, 3.50%, due 08/25/58	1,772,951
1,182,493	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-1, Class MA, 2.50%, due 08/25/59	1,217,563
917,918	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2019-HQA2, Class M2, 2.14% (1 mo. USD LIBOR + 2.05%), due 04/25/49(c) 144A	924,302
102,011	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2017-DNA3, Class M1, 0.84% (1 mo. USD LIBOR + 0.75%), due 03/25/30(c)	102,132
685	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2018-DNA3, Class M1, 0.84% (1 mo. USD LIBOR + 0.75%), due 09/25/48(c) 144A	685
168,603	FHLMC Structured Agency Credit Risk Debt Notes REMIC CMO, Series 2020-HQA3, Class M2, 3.69% (1 mo. USD LIBOR + 3.60%), due 07/25/50(c) 144A	170,266
432,185	Flagstar Mortgage Trust CMO, Series 2020-2, Class A2, 3.00%, due 08/25/50(b) 144A	440,142
604,456	Flagstar Mortgage Trust CMO, Series 2021-1, Class A2, 2.50%, due 02/01/51(b) 144A	611,964
1,551,835	Flagstar Mortgage Trust CMO, Series 2021-6INV, Class A4, 2.50%, due 08/25/51(b) 144A	1,574,124
574,274	GCAT LLC CMO, Series 2019-4, Class A1, 3.23%, due 11/26/49(d) 144A	585,740
146,486	GCAT LLC CMO, Series 2019-NQM1, Class A1, 2.99%, due 02/25/59(d) 144A	147,094
356,952	GCAT LLC CMO, Series 2021-NQM1, Class A1, 0.87%, due 01/25/66(b) 144A	356,641
266,433	GCAT LLC CMO, Series 2021-NQM1, Class A1, 1.04%, due 05/25/66(b) 144A	266,339
428,855	GCAT LLC CMO, Series 2021-NQM3, Class A1, 1.09%, due 05/25/66(b) 144A	429,340
450,000	GS Mortgage Securities Corp. Trust, Series 2021-RENT, Class A, 0.78% (1 mo. USD LIBOR + 0.70%), due 11/21/35(c) 144A	450,548
274,650	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, due 05/10/45	275,314
872,203	GS Mortgage Securities Trust, Series 2015-GC28, Class A4, 3.14%, due 02/10/48	917,075

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
300,000	GS Mortgage Securities Trust, Series 2019-GC40, Class A2, 2.97%, due 07/10/52	314,292
1,600,000	GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.12%, due 05/12/53	1,606,105
1,062,000	GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.01%, due 12/12/53	1,050,580
1,143,000	GS Mortgage Securities Trust, Series 2020-GSA2, Class AAB, 1.66%, due 12/12/53	1,145,271
196,000	GS Mortgage Securities Trust, Series 2020-UPTN, Class A, 2.75%, due 02/10/37 144A	204,988
100,113	GS Mortgage-Backed Securities Trust CMO, Series 2020-NQM1, Class A1, 1.38%, due 09/27/60(b) 144A	100,452
219,526	GS Mortgage-Backed Securities Trust CMO, Series 2021-NQM1, Class A1, 1.02%, due 07/25/61(b) 144A	219,806
1,959,175	GS Mortgage-Backed Securities Trust CMO, Series 2021-PJ2, Class A2, 2.50%, due 07/25/51(b) 144A	1,982,275
735,000	Home RE Ltd. CMO, Series 2021-2, Class M1A, 1.30% (SOFR 30-day average + 1.25%), due 01/25/34(c) 144A	735,516
247,952	Imperial Fund Mortgage Trust CMO, Series 2021-NQM1, Class A1, 1.07%, due 06/25/56(b) 144A	248,047
170,000	IMT Trust, Series 2017-APTS, Class CFX, 3.61%, due 06/15/34(b) 144A	177,054
298,000	Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.28%, due 05/15/48(b) 144A	309,463
572,663	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3, 3.67%, due 04/15/47	576,569
243,647	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A2, 2.82%, due 11/15/48	245,919
700,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, due 06/15/49	723,764
1,262,601	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, due 03/15/50	1,340,351
1,449,919	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4, 2.69%, due 04/15/46	1,481,995
733,116	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3, 2.56%, due 08/15/49	762,573
1,600,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, due 07/15/50	1,657,817
938,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A2, 3.15%, due 06/13/52	976,883
267,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class AFX, 2.81%, due 01/16/37 144A	278,017
1,784,258	JPMorgan Mortgage Trust CMO, Series 2021-3, Class A3, 2.50%, due 07/01/51(b) 144A	1,811,104
193,000	KNDL Mortgage Trust, Series 2019-KNSQ, Class D, 1.43% (1 mo. USD LIBOR + 1.35%), due 05/15/36(c) 144A	193,484
737,957	Legacy Mortgage Asset Trust CMO, Series 2019-PRI, Class A1, 3.86%, due 09/25/59(d) 144A	779,269
253,822	Legacy Mortgage Asset Trust CMO, Series 2020-GS1, Class A1, 2.88%, due 10/25/59(d) 144A	255,076
93,012	Legacy Mortgage Asset Trust CMO, Series 2021-GS1, Class A1, 1.89%, due 10/25/66(d) 144A	93,256
379,000	Life Mortgage Trust, Series 2021-BMR, Class A, 0.78% (1 mo. USD LIBOR + 0.70%), due 03/15/38(c) 144A	379,806
295,000	Life Mortgage Trust, Series 2021-BMR, Class D, 1.48% (1 mo. USD LIBOR + 1.40%), due 03/15/38(c) 144A	296,073

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
435,000	Mello Warehouse Securitization Trust CMO, Series 2020-1, Class A, 0.99% (1 mo. USD LIBOR + 0.90%), due 10/25/53(c) 144A	436,516
600,000	Mello Warehouse Securitization Trust CMO, Series 2021-1, Class A, 0.78% (1 mo. USD LIBOR + 0.70%), due 02/25/55(c) 144A	601,974
604,344	MetLife Securization Trust CMO, Series 2020-INV1, Class A2A, 2.50%, due 05/25/50(b) 144A	613,818
168,804	MFA Trust CMO, Series 2020-NQM3, Class A1, 1.01%, due 01/26/65(b) 144A	169,255
300,063	MFA Trust CMO, Series 2021-NQM1, Class A1, 1.15%, due 04/25/65(b) 144A	300,599
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, due 02/15/46	102,268
1,737,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.31%, due 04/15/48	1,854,417
800,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, 3.73%, due 05/15/48	872,128
2,204,000	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class A4, 3.81%, due 12/15/48	2,401,106
1,600,000	Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3, 2.53%, due 08/15/49	1,674,738
212,000	Morgan Stanley Capital I Trust, Series 2017-CLS, Class D, 1.48% (1 mo. USD LIBOR + 1.40%), due 11/15/34(c) 144A	212,164
2,600,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, due 06/15/52	2,780,762
980,000	Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4, 2.04%, due 07/15/53	977,095
1,725,000	Morgan Stanley Capital I Trust, Series 2021-L5, Class A4, 2.73%, due 05/15/54	1,811,994
825,000	MSG III Securitization Trust CMO, Series 2021-1, Class A, 0.84% (1 mo. USD LIBOR + 0.75%), due 06/25/54(c) 144A	825,556
125,000	MSG III Securitization Trust CMO, Series 2021-1, Class B, 0.99% (1 mo. USD LIBOR + 0.90%), due 06/25/54(c) 144A	124,784
105,000	MSG III Securitization Trust CMO, Series 2021-1, Class C, 1.19% (1 mo. USD LIBOR + 1.10%), due 06/25/54(c) 144A	104,819
40,000	MSG III Securitization Trust CMO, Series 2021-1, Class D, 1.39% (1 mo. USD LIBOR + 1.30%), due 06/25/54(c) 144A	39,931
95,000	Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class D, 3.92%, due 11/15/32(b) 144A	96,151
165,000	Natixis Commercial Mortgage Securities Trust, Series 2018-ALXA, Class C, 4.46%, due 01/15/43(b) 144A	176,425
109,390	New Residential Mortgage Loan Trust CMO, Series 2018-4A, Class A1S, 0.84% (1 mo. USD LIBOR + 0.75%), due 01/25/48(c) 144A	109,689
9,074	Oaktown Re III, Ltd. CMO, Series 2019-1A, Class M1A, 1.49% (1 mo. USD LIBOR + 1.40%), due 07/25/29(c) 144A	9,087
175,537	OBX Trust CMO, Series 2020-EXP2, Class A3, 2.50%, due 05/25/60(b) 144A	178,333
525,863	OBX Trust CMO, Series 2021-NQM3, Class A1, 1.05%, due 07/25/61(b) 144A	526,310
447,757	Onslow Bay Mortgage Loan Trust CMO, Series 2021-NQM2, Class A1, 1.10%, due 05/25/61(b) 144A	449,518
577,427	PMT Credit Risk Transfer Trust CMO, Series 2020-2R, Class A, 3.90% (1 mo. USD LIBOR + 3.82%), due 12/25/22(c) 144A	590,527
430,056	Provident Funding Mortgage Trust CMO, Series 2020-F1, Class A2, 2.00%, due 01/25/36(b) 144A	436,258
2,138,204	PSMC Trust CMO, Series 2021-2, Class A3, 2.50%, due 05/25/51(b) 144A	2,180,022
12,953	Radnor RE, Ltd. CMO, Series 2018-1, Class M1, 1.49% (1 mo. USD LIBOR + 1.40%), due 03/25/28(c) 144A	12,956
200,000	Radnor RE, Ltd. CMO, Series 2020-1, Class M1B, 1.54% (1 mo. USD LIBOR + 1.45%), due 01/25/30(c) 144A	200,904

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
751,832	Sequoia Mortgage Trust CMO, Series 2020-3, Class A4, 3.00%, due 04/25/50(b) 144A	759,334
1,958,014	Sequoia Mortgage Trust CMO, Series 2021-1, Class A1, 2.50%, due 03/25/51(b) 144A	1,986,034
380,000	SLG Office Trust, Series 2021-OVA, Class D, 2.85%, due 07/15/41 144A	380,738
172,450	Starwood Mortgage Residential Trust CMO, Series 2020-3, Class A1, 1.49%, due 04/25/65(b) 144A	173,397
690,000	Station Place Securitization Trust CMO, Series 2021-WL1, Class A, 0.74% (1 mo. USD LIBOR + 0.65%), due 01/26/54(c) 144A	690,867
132,000	Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.18%, due 10/25/53(b) 144A	137,563
372,499	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, due 01/25/58(b) 144A	380,560
287,549	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00%, due 06/25/58(b) 144A	298,756
48,419	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25%, due 07/25/58(b) 144A	49,284
251,002	Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75%, due 03/25/58(b) 144A	257,393
271,842	Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.71%, due 03/25/58(b) 144A	287,211
227,243	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.90%, due 10/25/59(b) 144A	235,905
52,686	Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 1.09% (1 mo. USD LIBOR + 1.00%), due 10/25/59(c) 144A	53,168
332,713	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75%, due 10/25/60 144A	337,241
675,000	UBS Commercial Mortgage Trust, Series 2017-C2, Class ASB, 3.26%, due 08/15/50	719,802
2,624,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.53%, due 05/10/63	2,662,380
1,976,456	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.09%, due 08/10/49	2,008,184
313,657	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3, 2.92%, due 03/10/46	318,904
127,916	Verus Securitization Trust CMO, Series 2020-5, Class A1, 1.22%, due 05/25/65(d) 144A	128,409
465,964	Verus Securitization Trust CMO, Series 2021-3, Class A1, 1.05%, due 06/25/66(b) 144A	467,866
233,734	Verus Securitization Trust CMO, Series 2021-4, Class A1, 0.94%, due 07/25/66(b) 144A	233,700
414,000	Verus Securitization Trust CMO, Series 2021-5, Class A1, 1.01%, due 09/25/66(b) 144A	413,816
297,296	Verus Securitization Trust CMO, Series 2021-R1, Class A1, 0.82%, due 10/25/63(b) 144A	297,342
9,494	WaMu Mortgage Pass Through Certificates CMO, Series 2003-AR9, Class 1A7, 2.51%, due 09/25/33(b)	9,527
1,490,923	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2, 2.40%, due 08/15/49	1,531,535
3,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3, 2.64%, due 11/15/49	3,150,730
950,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, due 07/15/50	1,027,521
1,400,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4, 3.37%, due 03/15/50	1,518,309
1,605,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A3, 1.94%, due 06/15/53	1,614,728
1,900,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A3, 1.96%, due 04/15/54	1,901,261
800,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C60, Class ASB, 2.13%, due 08/15/54	813,243

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
1,466,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.92%, due 10/15/57	1,584,597

		148,882,783

	Mortgage Backed Securities - U.S. Government Agency Obligations — 21.0%
268,996	FHLMC Gold, Pool # A89870, 4.50%, due 11/01/39	300,796
180,957	FHLMC Gold, Pool # A96970, 4.00%, due 02/01/41	199,359
351,268	FHLMC Gold, Pool # C91908, 3.00%, due 01/01/37	372,605
273,833	FHLMC Gold, Pool # G06231, 4.00%, due 12/01/40	302,002
171,584	FHLMC Gold, Pool # G06409, 6.00%, due 11/01/39	202,647
86,100	FHLMC Gold, Pool # G06875, 5.50%, due 12/01/38	100,035
311,331	FHLMC Gold, Pool # G07021, 5.00%, due 09/01/39	356,032
628,411	FHLMC Gold, Pool # G07816, 4.50%, due 09/01/42	706,572
381,013	FHLMC Gold, Pool # G08537, 3.00%, due 07/01/43	406,870
264,571	FHLMC Gold, Pool # G08672, 4.00%, due 10/01/45	289,153
378,146	FHLMC Gold, Pool # G08726, 3.00%, due 10/01/46	400,507
73,216	FHLMC Gold, Pool # G08735, 4.50%, due 10/01/46	80,149
33,699	FHLMC Gold, Pool # G08748, 3.50%, due 02/01/47	35,997
511,820	FHLMC Gold, Pool # G08749, 4.00%, due 02/01/47	554,074
281,274	FHLMC Gold, Pool # G08771, 4.00%, due 07/01/47	303,778
264,611	FHLMC Gold, Pool # G08786, 4.50%, due 10/01/47	288,609
135,851	FHLMC Gold, Pool # G16177, 2.00%, due 01/01/32	140,494
956,284	FHLMC Gold, Pool # G16634, 3.00%, due 10/01/31	1,018,105
875,040	FHLMC Gold, Pool # G60722, 3.00%, due 10/01/46	937,629
393,004	FHLMC Gold, Pool # G60767, 3.50%, due 10/01/46	429,398
181,831	FHLMC Gold, Pool # G60788, 3.50%, due 12/01/46	197,155
873,145	FHLMC Gold, Pool # G60804, 4.50%, due 05/01/42	971,428
1,065,055	FHLMC Gold, Pool # G60934, 3.50%, due 06/01/45	1,162,904
1,268,875	FHLMC Gold, Pool # G60985, 3.00%, due 05/01/47	1,362,952
734,246	FHLMC Gold, Pool # G61748, 3.50%, due 11/01/48	802,394
387,755	FHLMC Gold, Pool # G61995, 4.00%, due 11/01/44	427,488
286,106	FHLMC Gold, Pool # J24414, 2.50%, due 06/01/28	300,922
342,353	FHLMC Gold, Pool # J34888, 2.50%, due 07/01/31	360,264
686,740	FHLMC Gold, Pool # Q09224, 4.00%, due 07/01/42	767,589
106,474	FHLMC Gold, Pool # Q11218, 3.50%, due 09/01/42	115,697
239,211	FHLMC Gold, Pool # Q12052, 3.50%, due 10/01/42	259,933
602,217	FHLMC Gold, Pool # Q12862, 3.50%, due 11/01/42	657,839
247,578	FHLMC Gold, Pool # Q17792, 3.50%, due 05/01/43	270,448
634,347	FHLMC Gold, Pool # Q36815, 4.00%, due 10/01/45	692,910
590,596	FHLMC Gold, Pool # Q41918, 3.50%, due 07/01/46	635,806
635,075	FHLMC Gold, Pool # Q42618, 3.00%, due 08/01/46	673,459
823,802	FHLMC Gold, Pool # Q44455, 3.50%, due 11/01/46	892,555
254,294	FHLMC Gold, Pool # Q44963, 3.50%, due 12/01/46	274,356
798,350	FHLMC Gold, Pool # Q45741, 3.50%, due 01/01/47	869,260
73,081	FHLMC Gold, Pool # Q49494, 4.50%, due 07/01/47	79,704
235,709	FHLMC Gold, Pool # Q52312, 4.00%, due 11/01/47	253,786
238,611	FHLMC Gold, Pool # Q54957, 4.00%, due 03/01/48	257,660
217,406	FHLMC Gold, Pool # V60565, 3.00%, due 06/01/29	230,982
539,127	FHLMC Gold, Pool # V60599, 3.00%, due 09/01/29	572,816
664,966	FHLMC Gold, Pool # V82292, 4.00%, due 04/01/46	728,470

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
238,736	FHLMC Gold, Pool # V82848, 3.00%, due 12/01/46	257,149
900,000	FHLMC Multifamily Structured Pass Through Certificates, Series K157, Class A2, 3.99%, due 05/25/33(b)	1,060,773
24,186,223	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K025, Class X1, 0.91%, due 10/25/22(b) 144A	164,836
11,974,173	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K106, Class X1, 1.48%, due 01/25/30(b) 144A	1,188,294
890,820	FHLMC Non Gold, Pool # 841085, 2.58% (12 mo. USD LIBOR + 1.63%), due 09/01/47(c)	933,341
1,069,540	FHLMC Non Gold, Pool # 841088, 2.76% (12 mo. USD LIBOR + 1.65%), due 01/01/49(c)	1,113,559
56,058	FHLMC Reference REMIC CMO, Series R007, Class ZA, 6.00%, due 05/15/36	65,229
1,020,023	FHLMC REMIC CMO, Series 4640, Class CZ, 3.50%, due 12/15/46	1,091,823
1,098,031	FHLMC REMIC CMO, Series 4710, Class KZ, 3.50%, due 08/15/47	1,181,046
1,278,277	FHLMC REMIC CMO, Series 4739, Class Z, 3.50%, due 11/15/47	1,369,915
1,153,544	FNMA, Pool # BM6482, 2.38% (12 mo. USD LIBOR + 1.58%), due 04/01/47(c)	1,205,872
1,312,911	FNMA REMIC CMO, Series 2012-134, Class ZC, 2.50%, due 12/25/42	1,386,178
677,181	FNMA REMIC CMO, Series 2011-59, Class NZ, 5.50%, due 07/25/41	780,107
9,157	FNMA REMIC CMO, Series 2012-28, Class B, 6.50%, due 06/25/39	10,001
1,135,770	FNMA-ACES, Series 2019-M22, Class A1, 2.10%, due 08/25/29	1,183,622
681,913	FNMA-ACES, Series 2015-M10, Class A2, 3.09%, due 04/25/27(b)	742,413
246,288	FNMA-ACES, Series 2018-M10, Class A1, 3.48%, due 07/25/28(b)	266,324
361,264	GNMA I, Pool # 734152, 4.00%, due 01/15/41	401,313
2,269,165	GNMA I, Pool # 784369, 4.00%, due 08/15/45	2,551,160
256,585	GNMA I, Pool # 784605, 4.50%, due 01/15/42	289,830
148,191	GNMA I, Pool # AL8626, 3.00%, due 08/15/45	155,923
173,409	GNMA II, Pool # 004636, 4.50%, due 02/20/40	191,985
31,031	GNMA II, Pool # 004678, 4.50%, due 04/20/40	34,355
196,362	GNMA II, Pool # 004833, 4.00%, due 10/20/40	215,050
181,949	GNMA II, Pool # 004977, 4.00%, due 03/20/41	199,572
456,196	GNMA II, Pool # 004978, 4.50%, due 03/20/41	508,008
708,409	GNMA II, Pool # 005055, 4.50%, due 05/20/41	790,169
25,914	GNMA II, Pool # 783637, 3.00%, due 06/20/42	27,460
4,136,789	GNMA II, Pool # 785283, 2.50%, due 01/20/51	4,335,547
685,047	GNMA II, Pool # 796468, 4.00%, due 09/20/42	740,462
938,968	GNMA II, Pool # AV9421, 3.50%, due 11/20/46	1,023,306
619,082	GNMA II, Pool # AY7555, 3.50%, due 04/20/47	671,246
265,148	GNMA II, Pool # MA0462, 3.50%, due 10/20/42	286,766
38,825	GNMA II, Pool # MA0624, 3.00%, due 12/20/42	41,123
178,668	GNMA II, Pool # MA0625, 3.50%, due 12/20/42	193,217
98,830	GNMA II, Pool # MA0698, 3.00%, due 01/20/43	104,680
336,066	GNMA II, Pool # MA0851, 3.00%, due 03/20/43	355,953
272,614	GNMA II, Pool # MA0852, 3.50%, due 03/20/43	294,806
56,955	GNMA II, Pool # MA1156, 3.00%, due 07/20/43	60,333
197,181	GNMA II, Pool # MA1376, 4.00%, due 10/20/43	215,794
81,034	GNMA II, Pool # MA1599, 3.00%, due 01/20/44	85,818
185,221	GNMA II, Pool # MA2371, 3.50%, due 11/20/44	198,388
149,160	GNMA II, Pool # MA2372, 4.00%, due 11/20/44	163,259
137,097	GNMA II, Pool # MA2825, 3.00%, due 05/20/45	144,523
317,110	GNMA II, Pool # MA3310, 3.50%, due 12/20/45	338,420

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
130,225	GNMA II, Pool # MA3377, 4.00%, due 01/20/46	141,677
192,613	GNMA II, Pool # MA3455, 4.00%, due 02/20/46	209,536
371,233	GNMA II, Pool # MA3456, 4.50%, due 02/20/46	412,236
317,201	GNMA II, Pool # MA3596, 3.00%, due 04/20/46	334,162
621,736	GNMA II, Pool # MA3803, 3.50%, due 07/20/46	660,149
446,687	GNMA II, Pool # MA3873, 3.00%, due 08/20/46	470,617
735,004	GNMA II, Pool # MA3936, 3.00%, due 09/20/46	773,940
213,423	GNMA II, Pool # MA4004, 3.50%, due 10/20/46	227,179
129,398	GNMA II, Pool # MA4071, 4.50%, due 11/20/46	144,335
103,513	GNMA II, Pool # MA4125, 2.50%, due 12/20/46	107,525
183,954	GNMA II, Pool # MA4263, 4.00%, due 02/20/47	197,209
232,437	GNMA II, Pool # MA4510, 3.50%, due 06/20/47	246,282
275,301	GNMA II, Pool # MA4585, 3.00%, due 07/20/47	291,642
265,711	GNMA II, Pool # MA4586, 3.50%, due 07/20/47	281,507
716,763	GNMA II, Pool # MA4720, 4.00%, due 09/20/47	768,287
205,190	GNMA II, Pool # MA4838, 4.00%, due 11/20/47	219,934
796,015	GNMA II, Pool # MA5019, 3.50%, due 02/20/48	841,553
109,510	GNMA II, Pool # MA5021, 4.50%, due 02/20/48	118,290
35,145	GNMA II, Pool # MA5079, 4.50%, due 03/20/48	37,818
408,165	GNMA II, Pool # MA5264, 4.00%, due 06/20/48	435,002
225,688	GNMA II, Pool # MA5397, 3.50%, due 08/20/48	238,368
232,807	GNMA II, Pool # MA5466, 4.00%, due 09/20/48	248,524
204,750	GNMA II, Pool # MA5467, 4.50%, due 09/20/48	219,405
92,574	GNMA II, Pool # MA5530, 5.00%, due 10/20/48	100,035
134,311	GNMA II, Pool # MA5762, 3.50%, due 02/20/49	142,056
136,730	GNMA II, Pool # MA5817, 4.00%, due 03/20/49	145,799
433,635	GNMA II, Pool # MA5874, 3.00%, due 04/20/49	454,584
885,226	GNMA II, Pool # MA6038, 3.00%, due 07/20/49	926,257
872,363	GNMA II, Pool # MA6090, 3.50%, due 08/20/49	918,031
316,680	GNMA II, Pool # MA6338, 3.00%, due 12/20/49	331,358
476,546	GNMA II, Pool # MA7254, 2.00%, due 03/20/51	483,970
494,291	GNMA II, Pool # MA7367, 2.50%, due 05/20/51	510,254
400,539	GNMA II, Pool # MA7534, 2.50%, due 08/20/51	413,636
1,500,000	GNMA TBA, 2.50%, due 10/21/51	1,548,574
1,000,000	GNMA TBA, 3.00%, due 11/18/51	1,043,086
272,348	UMBS, Pool # 745148, 5.00%, due 01/01/36	310,915
251,263	UMBS, Pool # 932807, 4.00%, due 09/01/40	278,053
276,405	UMBS, Pool # 983471, 5.50%, due 05/01/38	322,557
321,889	UMBS, Pool # 985184, 5.50%, due 08/01/38	375,691
217,091	UMBS, Pool # 995245, 5.00%, due 01/01/39	244,877
408,486	UMBS, Pool # AB6212, 3.00%, due 09/01/42	436,132
659,699	UMBS, Pool # AB6802, 3.50%, due 11/01/42	718,637
171,546	UMBS, Pool # AB7059, 2.50%, due 11/01/42	178,671
361,638	UMBS, Pool # AB8703, 3.00%, due 03/01/38	382,211
147,219	UMBS, Pool # AB9383, 4.00%, due 05/01/43	163,097
1,074,472	UMBS, Pool # AB9659, 3.00%, due 06/01/43	1,161,737
2,479,970	UMBS, Pool # AC3668, 4.50%, due 10/01/39	2,781,578
227,776	UMBS, Pool # AD9153, 4.50%, due 08/01/40	252,727
187,953	UMBS, Pool # AE0469, 6.00%, due 12/01/39	222,287
517,563	UMBS, Pool # AH4404, 4.00%, due 01/01/41	567,454

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
103,812	UMBS, Pool # AI1892, 5.00%, due 05/01/41	118,010
516,198	UMBS, Pool # AI4815, 4.50%, due 06/01/41	574,011
413,762	UMBS, Pool # AJ9278, 3.50%, due 12/01/41	449,474
205,340	UMBS, Pool # AJ9317, 4.00%, due 01/01/42	226,520
453,651	UMBS, Pool # AL0215, 4.50%, due 04/01/41(o)	507,136
831,472	UMBS, Pool # AL1895, 3.50%, due 06/01/42	910,070
507,656	UMBS, Pool # AL2466, 4.00%, due 09/01/42	572,178
487,461	UMBS, Pool # AL3000, 3.50%, due 12/01/42	529,539
622,598	UMBS, Pool # AL3316, 3.50%, due 03/01/43	678,205
824,065	UMBS, Pool # AL6663, 4.00%, due 03/01/39	907,504
720,029	UMBS, Pool # AL7594, 3.50%, due 08/01/45	781,355
729,738	UMBS, Pool # AL8191, 4.00%, due 12/01/45	806,555
96,279	UMBS, Pool # AO4109, 4.00%, due 06/01/42	106,220
253,148	UMBS, Pool # AQ7923, 3.00%, due 12/01/42	270,329
420,468	UMBS, Pool # AS5133, 3.50%, due 06/01/45	452,361
117,270	UMBS, Pool # AS6286, 4.00%, due 12/01/45	128,094
158,932	UMBS, Pool # AS6304, 4.00%, due 12/01/45	173,570
234,228	UMBS, Pool # AS6452, 3.50%, due 01/01/46	251,816
163,796	UMBS, Pool # AS7693, 2.00%, due 08/01/31	169,383
230,697	UMBS, Pool # AS8073, 2.50%, due 10/01/46	238,388
172,956	UMBS, Pool # AZ3743, 3.50%, due 11/01/45	186,429
271,922	UMBS, Pool # BC9468, 3.00%, due 06/01/46	288,610
620,027	UMBS, Pool # BD7043, 4.00%, due 03/01/47	675,309
391,866	UMBS, Pool # BE7192, 4.00%, due 03/01/47	424,778
592,266	UMBS, Pool # BK1023, 4.50%, due 02/01/48	645,060
400,564	UMBS, Pool # BK7611, 4.50%, due 09/01/48	435,210
819,901	UMBS, Pool # BM1573, 3.50%, due 07/01/47	892,025
1,057,635	UMBS, Pool # BM1972, 3.50%, due 10/01/37	1,161,014
573,457	UMBS, Pool # BM3033, 3.00%, due 10/01/47	613,582
193,391	UMBS, Pool # BM3258, 3.00%, due 02/01/47	208,462
271,938	UMBS, Pool # BM3286, 4.50%, due 11/01/47	300,502
483,910	UMBS, Pool # BM3332, 3.50%, due 01/01/48	521,949
455,111	UMBS, Pool # BM3491, 4.50%, due 01/01/38	500,291
776,845	UMBS, Pool # BM3641, 4.00%, due 04/01/48	850,086
658,796	UMBS, Pool # BM4896, 3.00%, due 02/01/47	702,664
825,027	UMBS, Pool # BM5213, 3.00%, due 07/01/45	874,588
223,467	UMBS, Pool # BM5293, 3.50%, due 02/01/49	236,739
467,099	UMBS, Pool # BM5694, 4.00%, due 06/01/48	501,967
159,197	UMBS, Pool # BM5874, 4.00%, due 01/01/48	172,943
219,753	UMBS, Pool # BM5950, 3.00%, due 11/01/48	232,241
1,430,874	UMBS, Pool # BN6216, 4.50%, due 03/01/49	1,572,931
330,834	UMBS, Pool # BO1420, 3.50%, due 09/01/49	350,058
645,768	UMBS, Pool # BO5387, 3.50%, due 12/01/49	692,307
511,407	UMBS, Pool # BP2898, 4.00%, due 03/01/50	554,828
709,053	UMBS, Pool # BP3048, 3.00%, due 03/01/50	750,383
527,876	UMBS, Pool # BP5462, 2.50%, due 06/01/50	547,585
416,544	UMBS, Pool # BP5568, 3.00%, due 06/01/50	438,101
1,736,486	UMBS, Pool # BP6618, 2.50%, due 08/01/50	1,792,524
919,830	UMBS, Pool # BQ3132, 2.00%, due 10/01/50	930,081
715,218	UMBS, Pool # BQ3138, 2.50%, due 10/01/50	743,233

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,516,284	UMBS, Pool # CA0623, 4.50%, due 10/01/47	1,656,052
707,209	UMBS, Pool # CA0655, 3.50%, due 11/01/47	766,584
76,775	UMBS, Pool # CA3828, 4.00%, due 07/01/49	83,538
1,120,502	UMBS, Pool # CA3986, 5.00%, due 08/01/49	1,237,219
347,582	UMBS, Pool # CA4149, 3.00%, due 09/01/49	375,616
889,292	UMBS, Pool # CA4831, 4.50%, due 12/01/49	971,217
601,301	UMBS, Pool # CA5571, 4.00%, due 04/01/50	650,430
3,633,883	UMBS, Pool # CA6097, 3.50%, due 06/01/50	3,851,966
3,599,979	UMBS, Pool # CA6738, 3.00%, due 08/01/50	3,833,736
2,375,090	UMBS, Pool # CA6777, 4.50%, due 08/01/50	2,583,832
455,799	UMBS, Pool # CA6799, 2.00%, due 08/01/50	459,525
810,083	UMBS, Pool # CA6871, 2.50%, due 08/01/35	856,232
1,848,439	UMBS, Pool # CA6872, 2.50%, due 08/01/35	1,935,945
1,612,901	UMBS, Pool # CA7030, 2.50%, due 09/01/50	1,681,974
4,602,710	UMBS, Pool # CA8062, 2.50%, due 12/01/50	4,777,398
6,250,465	UMBS, Pool # CB1273, 2.00%, due 08/01/51	6,295,788
1,002,601	UMBS, Pool # FM0030, 3.00%, due 02/01/49	1,062,658
290,833	UMBS, Pool # FM1001, 3.50%, due 11/01/48	309,770
349,040	UMBS, Pool # FM1266, 5.00%, due 07/01/49	385,401
139,166	UMBS, Pool # FM1347, 3.00%, due 12/01/48	148,290
783,080	UMBS, Pool # FM1467, 3.00%, due 12/01/47	833,077
550,012	UMBS, Pool # FM1588, 3.00%, due 10/01/49	587,297
284,540	UMBS, Pool # FM1715, 3.00%, due 12/01/45	300,938
327,653	UMBS, Pool # FM1790, 3.00%, due 11/01/49	350,788
282,133	UMBS, Pool # FM1864, 3.00%, due 11/01/49	298,967
3,890,820	UMBS, Pool # FM2217, 3.00%, due 03/01/47	4,204,385
2,517,958	UMBS, Pool # FM2226, 3.00%, due 09/01/46	2,720,901
623,802	UMBS, Pool # FM2336, 4.00%, due 01/01/50	676,344
2,466,522	UMBS, Pool # FM2385, 3.00%, due 09/01/48	2,598,255
724,697	UMBS, Pool # FM2461, 3.50%, due 03/01/50	766,968
821,467	UMBS, Pool # FM2570, 4.50%, due 04/01/48	917,204
639,044	UMBS, Pool # FM2674, 4.00%, due 03/01/50	692,874
1,439,138	UMBS, Pool # FM3889, 3.00%, due 07/01/50	1,516,323
958,062	UMBS, Pool # FM4330, 2.50%, due 10/01/50	994,938
922,106	UMBS, Pool # FM4350, 2.00%, due 09/01/50	931,883
2,164,323	UMBS, Pool # FM4532, 3.00%, due 09/01/50	2,285,423
50,106	UMBS, Pool # FM5035, 4.00%, due 07/01/50	53,702
3,102,837	UMBS, Pool # FM5721, 3.00%, due 12/01/40	3,266,816
1,033,042	UMBS, Pool # FM5875, 4.50%, due 04/01/50	1,154,513
1,842,586	UMBS, Pool # FM5996, 4.50%, due 03/01/49	2,005,367
1,715,852	UMBS, Pool # FM6133, 3.50%, due 08/01/50	1,839,087
1,180,028	UMBS, Pool # FM6273, 3.00%, due 12/01/34	1,248,790
2,359,762	UMBS, Pool # FM6497, 2.00%, due 03/01/51	2,380,546
1,285,711	UMBS, Pool # FM6585, 3.50%, due 11/01/40	1,370,440
1,228,277	UMBS, Pool # FM7341, 4.00%, due 03/01/48	1,338,348
1,862,449	UMBS, Pool # FM7785, 4.00%, due 05/01/49	2,003,767
3,055,026	UMBS, Pool # FM7794, 4.00%, due 01/01/50	3,290,177
144,056	UMBS, Pool # MA2781, 2.50%, due 10/01/46	149,395
512,231	UMBS, Pool # MA3058, 4.00%, due 07/01/47	553,718
135,552	UMBS, Pool # MA3087, 3.50%, due 08/01/47	144,135

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
139,168	UMBS, Pool # MA3155, 3.00%, due 10/01/32	147,087
470,117	UMBS, Pool # MA3182, 3.50%, due 11/01/47	500,569
238,764	UMBS, Pool # MA3211, 4.00%, due 12/01/47	257,713
154,276	UMBS, Pool # MA3238, 3.50%, due 01/01/48	163,764
397,713	UMBS, Pool # MA3332, 3.50%, due 04/01/48	422,876
148,449	UMBS, Pool # MA3364, 3.50%, due 05/01/33	159,460
103,610	UMBS, Pool # MA3385, 4.50%, due 06/01/48	112,006
380,883	UMBS, Pool # MA3414, 3.50%, due 07/01/48	404,141
123,254	UMBS, Pool # MA3442, 3.50%, due 08/01/48	130,502
106,150	UMBS, Pool # MA3521, 4.00%, due 11/01/48	113,759
972,444	UMBS, Pool # MA3871, 3.00%, due 12/01/49	1,018,633
828,742	UMBS, Pool # MA3937, 3.00%, due 02/01/50	867,763
198,906	UMBS, Pool # MA3960, 3.00%, due 03/01/50	208,284
904,654	UMBS, Pool # MA4018, 2.00%, due 05/01/50	909,121
718,370	UMBS, Pool # MA4048, 3.00%, due 06/01/50	752,612
170,401	UMBS, Pool # MA4120, 2.50%, due 09/01/50	175,900
1,822,314	UMBS, Pool # MA4158, 2.00%, due 10/01/50	1,829,156
479,064	UMBS, Pool # MA4181, 1.50%, due 11/01/50	465,940
424,538	UMBS, Pool # MA4204, 2.00%, due 12/01/40	427,700
902,482	UMBS, Pool # MA4208, 2.00%, due 12/01/50	905,871
1,442,180	UMBS, Pool # MA4209, 1.50%, due 12/01/50	1,402,622
635,037	UMBS, Pool # MA4232, 2.00%, due 01/01/41	644,066
1,390,784	UMBS, Pool # MA4237, 2.00%, due 01/01/51	1,396,005
647,526	UMBS, Pool # MA4268, 2.00%, due 02/01/41	656,746
346,320	UMBS, Pool # MA4333, 2.00%, due 05/01/41	351,893
1,532,179	UMBS, Pool # MA4334, 2.50%, due 05/01/41	1,587,620
399,645	UMBS, Pool # MA4356, 2.50%, due 06/01/51	412,542
2,186,667	UMBS, Pool # QA6328, 3.00%, due 01/01/50	2,305,692
1,516,063	UMBS, Pool # QA6367, 3.00%, due 01/01/50	1,609,120
1,137,575	UMBS, Pool # QA7234, 3.00%, due 02/01/50	1,193,686
790,211	UMBS, Pool # QA8518, 3.00%, due 04/01/50	839,103
260,762	UMBS, Pool # QB0220, 3.00%, due 06/01/50	274,095
1,002,594	UMBS, Pool # QB4847, 2.50%, due 10/01/50	1,050,247
1,075,123	UMBS, Pool # QB6476, 2.50%, due 12/01/50	1,119,560
381,083	UMBS, Pool # QC0039, 2.50%, due 03/01/51	398,330
1,700,430	UMBS, Pool # QC4339, 2.00%, due 07/01/51	1,712,241
986,795	UMBS, Pool # QC5189, 2.50%, due 08/01/51	1,018,640
499,253	UMBS, Pool # QC6357, 2.50%, due 09/01/51	517,537
1,239,950	UMBS, Pool # RA1741, 3.50%, due 11/01/49	1,321,280
2,037,234	UMBS, Pool # RA1776, 3.00%, due 12/01/49	2,165,962
1,542,808	UMBS, Pool # RA1860, 3.00%, due 12/01/49	1,617,173
782,295	UMBS, Pool # RA2572, 3.50%, due 05/01/50	842,706
2,361,191	UMBS, Pool # RA2790, 2.50%, due 06/01/50	2,437,614
2,407,521	UMBS, Pool # RA2853, 2.50%, due 06/01/50	2,485,214
807,267	UMBS, Pool # RA3206, 2.00%, due 08/01/50	815,160
1,089,810	UMBS, Pool # RA3607, 3.00%, due 09/01/50	1,164,080
2,209,741	UMBS, Pool # RB5111, 2.00%, due 05/01/41	2,245,305
965,634	UMBS, Pool # SD0100, 3.00%, due 10/01/49	1,026,407
2,321,054	UMBS, Pool # SD0499, 3.00%, due 08/01/50	2,478,370
1,492,194	UMBS, Pool # SD0558, 2.50%, due 03/01/51	1,548,126
6,486,349	UMBS, Pool # SD7526, 2.50%, due 10/01/50	6,764,028

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
4,535	UMBS, Pool # SD8025, 3.50%, due 11/01/49	4,795
1,668,144	UMBS, Pool # SD8075, 3.50%, due 07/01/50	1,765,617
5,269,192	UMBS, Pool # SD8090, 2.00%, due 09/01/50	5,288,976
915,347	UMBS, Pool # SD8104, 1.50%, due 11/01/50	890,215
466,219	UMBS, Pool # SD8113, 2.00%, due 12/01/50	467,969
459,372	UMBS, Pool # SD8121, 2.00%, due 01/01/51	461,097
6,487,298	UMBS, Pool # SD8129, 2.50%, due 02/01/51	6,696,649
4,891,465	UMBS, Pool # SD8141, 2.50%, due 04/01/51	5,051,344
1,046,334	UMBS, Pool # ZM1609, 3.50%, due 09/01/46	1,126,382
384,137	UMBS, Pool # ZS4727, 4.00%, due 07/01/47	414,788
244,337	UMBS, Pool # ZS4760, 4.00%, due 03/01/48	261,877
586,085	UMBS, Pool # ZT0657, 6.00%, due 07/01/40	692,690
329,547	UMBS, Pool # ZT1748, 5.00%, due 01/01/49	363,696
8,068,000	UMBS TBA, 2.00%, due 10/14/51	8,090,377
3,500,000	UMBS TBA, 2.00%, due 11/10/51	3,503,418
7,755,000	UMBS TBA, 2.50%, due 10/14/51	7,996,435
1,000,000	UMBS TBA, 2.50%, due 11/10/51	1,029,180
500,000	UMBS TBA, 3.00%, due 11/10/51	522,571

		275,949,815

	Municipal Obligations — 0.9%
60,000	Alabama Economic Settlement Authority, 4.26%, due 09/15/32	68,991
165,000	Bay Area Toll Authority, 2.57%, due 04/01/31	173,333
300,000	Bay Area Toll Authority, 6.26%, due 04/01/49	484,974
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14(g)	128,667
601,000	Florida State Board of Administration Finance Corp., 1.71%, due 07/01/27	611,005
715,000	Michigan Finance Authority, 2.37%, due 09/01/49(b)	731,839
355,000	Municipal Electric Authority of Georgia, 6.64%, due 04/01/57	533,767
327,000	New Jersey Transportation Trust Fund Authority, 4.08%, due 06/15/39	372,517
25,000	New Jersey Transportation Trust Fund Authority, 4.13%, due 06/15/42	28,552
1,350,000	New York State Urban Development Corp., 5.77%, due 03/15/39	1,683,154
2,195,000	Port Authority of New York & New Jersey, 1.09%, due 07/01/23	2,223,619
1,308,000	State Board of Administration Finance Corp., 1.26%, due 07/01/25	1,322,584
885,000	State of California, 7.50%, due 04/01/34	1,363,880
555,000	State of California, General Obligation, 7.55%, due 04/01/39	936,289
695,000	State of Illinois, General Obligation, 5.00%, due 11/01/22	729,644
595,000	University of Virginia, 2.58%, due 11/01/51	585,626
105,000	University of Virginia, 4.18%, due 09/01/17(g)	138,354

		12,116,795

	Sovereign Debt Obligations — 0.4%
1,407,000	Argentine Republic Government International Bond, 2.50%, due 07/09/41(d)	519,563
200,000	Bermuda Government International Bond, 2.38%, due 08/20/30 144A	199,000
55,000	Corp. Andina de Fomento, 2.75%, due 01/06/23	56,474
215,000	Export-Import Bank of India, 3.88%, due 02/01/28 144A	231,037
210,000	Hungary Government International Bond, 3.13%, due 09/21/51 144A	207,218
450,000	Indonesia Government International Bond, 3.50%, due 01/11/28	489,175
220,000	Indonesia Government International Bond, 5.88%, due 01/15/24 144A	245,454
200,000	Japan Bank for International Cooperation, 3.38%, due 10/31/23	212,209
200,000	Japan Finance Organization for Municipalities, 1.75%, due 09/05/24 144A	205,852

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Sovereign Debt Obligations — continued
135,000	Province of Alberta Canada, 1.30%, due 07/22/30(e)	129,556
85,000	Province of Alberta Canada, 3.30%, due 03/15/28	94,543
100,000	Province of Manitoba Canada, 2.13%, due 06/22/26	104,730
220,000	Province of Quebec Canada, 2.75%, due 04/12/27	237,909
568,000	Qatar Government International Bond, 5.10%, due 04/23/48 144A	754,920
235,000	Saudi Government International Bond, 4.00%, due 04/17/25 144A	257,465
789,000	Saudi Government International Bond, 4.38%, due 04/16/29 144A	910,662
400,000	Tokyo Metropolitan Government, 2.50%, due 06/08/22 144A	405,100
185,000	Uruguay Government International Bond, 4.98%, due 04/20/55	232,125
65,000	Uruguay Government International Bond, 5.10%, due 06/18/50	82,896

		5,575,888

	U.S. Government and Agency Obligations — 17.5%
495,000	FNMA, 0.88%, due 08/05/30	466,364
170,000	FNMA, 2.38%, due 01/19/23	174,832
315,000	FNMA, 2.50%, due 02/05/24	330,915
310,000	FNMA, 6.63%, due 11/15/30(p)	442,919
210,000	Tennessee Valley Authority, 1.50%, due 09/15/31	207,086
25,000	Tennessee Valley Authority, 7.13%, due 05/01/30	36,042
1,756,000	U.S. Treasury Bond, 1.13%, due 05/15/40	1,518,323
14,962,000	U.S. Treasury Bond, 1.13%, due 08/15/40	12,880,178
525,000	U.S. Treasury Bond, 1.38%, due 11/15/40	471,762
7,058,000	U.S. Treasury Bond, 1.38%, due 08/15/50	5,957,944
8,579,000	U.S. Treasury Bond, 1.75%, due 08/15/41	8,203,669
8,105,000	U.S. Treasury Bond, 1.88%, due 02/15/41	7,930,869
7,870,000	U.S. Treasury Bond, 1.88%, due 02/15/51	7,507,242
2,411,000	U.S. Treasury Bond, 2.00%, due 08/15/51	2,368,807
8,375,000	U.S. Treasury Bond, 2.25%, due 05/15/41	8,711,309
12,798,600	U.S. Treasury Bond, 2.38%, due 05/15/51	13,662,505
7,227,000	U.S. Treasury Bond, 2.50%, due 02/15/45	7,806,854
7,730,000	U.S. Treasury Bond, 2.50%, due 02/15/46	8,362,290
2,000,000	U.S. Treasury Bond, 2.50%, due 05/15/46	2,164,766
1,065,000	U.S. Treasury Bond, 2.75%, due 08/15/47	1,209,149
1,441,000	U.S. Treasury Bond, 3.00%, due 02/15/47	1,707,923
1,372,000	U.S. Treasury Bond, 3.13%, due 11/15/41	1,634,502
3,000,000	U.S. Treasury Bond, 3.38%, due 11/15/48	3,822,891
2,120,900	U.S. Treasury Bond, 3.63%, due 08/15/43	2,722,954
2,185,516	U.S. Treasury Inflation Indexed Bonds, 0.13%, due 01/15/30	2,402,901
487,048	U.S. Treasury Inflation Indexed Bonds, 1.00%, due 02/15/49	653,758
5,495,000	U.S. Treasury Note, 0.13%, due 04/30/23	5,488,668
4,124,000	U.S. Treasury Note, 0.13%, due 08/31/23	4,113,368
3,099,000	U.S. Treasury Note, 0.25%, due 09/30/23	3,096,697
3,959,000	U.S. Treasury Note, 0.25%, due 03/15/24	3,946,010
4,555,000	U.S. Treasury Note, 0.25%, due 05/15/24	4,533,471
4,740,000	U.S. Treasury Note, 0.25%, due 06/15/24	4,714,078
550,000	U.S. Treasury Note, 0.38%, due 08/15/24	548,109
6,160,000	U.S. Treasury Note, 0.63%, due 07/31/26	6,061,825
9,949,000	U.S. Treasury Note, 0.75%, due 04/30/26	9,874,382
8,340,000	U.S. Treasury Note, 0.75%, due 08/31/26	8,252,039
4,959,000	U.S. Treasury Note, 1.13%, due 08/31/28	4,901,274
7,605,000	U.S. Treasury Note, 1.13%, due 02/15/31	7,367,344

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	U.S. Government and Agency Obligations — continued
5,123,000	U.S. Treasury Note, 1.25%, due 04/30/28	5,120,599
624,000	U.S. Treasury Note, 1.25%, due 05/31/28	623,171
972,000	U.S. Treasury Note, 1.25%, due 06/30/28	970,064
12,001,000	U.S. Treasury Note, 1.25%, due 08/15/31	11,711,288
21,630,000	U.S. Treasury Note, 2.88%, due 05/15/28(o)	23,863,129
955,000	U.S. Treasury STRIPS, 1.66%, due 05/15/37(n) (p)	701,759
85,000	U.S. Treasury STRIPS, 1.67%, due 08/15/42(n)	53,893
2,310,000	U.S. Treasury STRIPS, 2.01%, due 02/15/40(n)	1,573,414
195,000	U.S. Treasury STRIPS, 2.35%, due 05/15/41(n)	128,020
255,000	U.S. Treasury STRIPS, 2.36%, due 08/15/39(n)	176,386
155,000	U.S. Treasury STRIPS, 2.39%, due 05/15/39(n)	107,848
150,000	U.S. Treasury STRIPS, 2.42%, due 11/15/38(n)	105,718
370,000	U.S. Treasury STRIPS, 2.43%, due 02/15/39(n)	258,550
3,325,000	U.S. Treasury STRIPS, 2.64%, due 11/15/40(n)	2,211,537
1,105,000	U.S. Treasury STRIPS, 2.81%, due 05/15/42(n)	705,947
1,750,000	U.S. Treasury STRIPS, 2.81%, due 11/15/42(n)	1,101,741
5,195,000	U.S. Treasury STRIPS, 2.83%, due 11/15/41(n)	3,359,536
4,620,000	U.S. Treasury STRIPS, 2.97%, due 02/15/43(n)	2,886,735
646,000	U.S. Treasury STRIPS, 3.08%, due 11/15/43(n)	397,119
280,000	U.S. Treasury STRIPS, 3.21%, due 05/15/44(n)	170,487
2,095,000	U.S. Treasury STRIPS, 3.23%, due 08/15/44(n)	1,266,261
430,000	U.S. Treasury STRIPS, 3.23%, due 11/15/45(n)	252,717
310,000	U.S. Treasury STRIPS, 3.25%, due 02/15/46(n)	181,542
670,000	U.S. Treasury STRIPS, 3.29%, due 02/15/45(n)	401,015
6,675,000	U.S. Treasury STRIPS, 6.00%, due 08/15/30(n)	5,794,186

		230,378,681

	TOTAL DEBT OBLIGATIONS (COST $1,292,834,874)	1,312,559,566

	SHORT-TERM INVESTMENT — 1.7%

	Mutual Fund - Securities Lending Collateral — 1.7%
21,972,905	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(q) (r)	21,972,905

	TOTAL SHORT-TERM INVESTMENT (COST $21,972,905)	21,972,905

	TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS — 101.5% (Cost $1,314,807,779)	1,334,532,471

	TBA SALE COMMITMENTS — (0.1)%

(1,000,000)	UMBS TBA, 2.00%, due 10/14/51 TOTAL TBA SALE COMMITMENTS (PROCEEDS $1,004,375)	(1,002,773)

	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 101.4% (Cost $1,313,803,404)	1,333,529,698
	Other Assets and Liabilities (net) — (1.4)%	(17,770,012)

	NET ASSETS — 100.0%	$1,315,759,686

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Notes to Schedule of Investments:

(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).

(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Variable or floating rate note. Rate shown is as of September 30, 2021.

(d)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.

(e)	All or a portion of this security is out on loan.

(f)	Security is perpetual and has no stated maturity date.

(g)	Year of maturity is greater than 2100.

(h)	When-issued security.

(i)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $1,172,619, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.

(j)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(k)	Security is currently in default.

(l)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2021 was $1,565,555.

(m)	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

(n)	Interest rate presented is yield to maturity.

(o)	All or a portion of this security is pledged for open futures collateral.

(p)	All or a portion of this security is pledged for open centrally cleared swaps collateral.

(q)	The rate disclosed is the 7-day net yield as of September 30, 2021.

(r)	Represents an investment of securities lending cash collateral.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $300,707,552 which represents 22.9% of net assets.

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

At September 30, 2021, the Fund held the following restricted securities:

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Angel Oak Mortgage Trust CMO, Series 2021-4, Class A1, 1.04%, due 01/20/65	08/17/21	USD 498,777	$498,770	$498,476
Bellemeade Re, Ltd. CMO, Series 2019-3A, Class M1A, 1.19% (1 mo. USD LIBOR + 1.10%), due 07/25/29	07/17/19	USD 67,286	67,286	67,319
Credit Agricole SA, 2.81%, due 01/11/41	01/28/21	USD 250,000	248,706	238,952
Credit Suisse Mortgage Trust, Series 2020-11R, 1.00%, due 04/28/38	12/03/20	USD 354,737	354,737	366,310
LSC Communication, Inc., 8.75%, due 10/15/23	08/27/21	USD 284,000	—	1,562

				$1,172,619

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
EUR	7,794,015	USD	9,129,558	10/04/21	JPMorgan Chase Bank N.A.	$(96,685)
USD	9,159,207	EUR	7,794,015	10/04/21	JPMorgan Chase Bank N.A.	126,333
USD	9,134,632	EUR	7,794,015	11/02/21	JPMorgan Chase Bank N.A.	96,830

						$126,478

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
201	U.S. Treasury Note 2-Year	Dec 2021	$44,230,992	$(29,658)
292	U.S. Treasury Note 5-Year	Dec 2021	35,840,719	(179,374)
41	U.S. Ultra Bond	Dec 2021	7,833,563	(265,797)

				$(474,829)

Sales
10	Euro-Bobl	Dec 2021	$1,563,771	$9,900
3	Euro-Bund	Dec 2021	590,439	9,674
32	Euro-Schatz	Dec 2021	4,161,279	3,588
56	U.S. Long Bond	Dec 2021	8,916,250	197,462
39	U.S. Treasury Note 10-Year	Dec 2021	5,132,766	12,008
219	U.S. Ultra 10-Year	Dec 2021	31,809,750	566,998

				$799,630

Centrally Cleared Interest Rate Swaps

Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
2.15%	At Maturity	CPI-U	At Maturity	01/13/26	$111	USD	1,840,000	$(109,661)	$(109,772)
2.21%	At Maturity	CPI-U	At Maturity	01/12/26	106	USD	920,000	(52,236)	(52,342)
2.30%	At Maturity	CPI-U	At Maturity	02/02/26	(33,586)	USD	7,880,000	(409,120)	(375,534)
2.37%	At Maturity	CPI-U	At Maturity	02/18/26	117	USD	2,755,000	(129,658)	(129,775)

									$(667,423)

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Currency Abbreviations

EUR	— Euro
USD	— U.S. Dollar

Other Abbreviations

ACES CLO CMO CMT CPI-U FHLMC FNMA GNMA ICE IO LIBOR MTN PIK REIT REMIC SOFR STRIPS TBA UMBS

—   Alternative Credit Enhancement Securities

—   Collateralized Loan Obligation

—   Collateralized Mortgage Obligation

—   Constant Maturity Treasury Index

—   Consumer Price Index for All Urban Consumers

—   Federal Home Loan Mortgage Corporation

—   Federal National Mortgage Association

—   Government National Mortgage Association

—   Intercontinental Exchange

—   Interest Only

—   London Interbank Offered Rate

—   Medium Term Note

—   Payment In Kind

—   Real Estate Investment Trust

—   Real Estate Mortgage Investment Conduit

—   Secured Overnight Financing Rate

—   Separate Trading of Registered Interest and Principal of Securities

—   To Be Announced

—   Uniform Mortgage-Backed Securities are single-class securities backed by fixed-rate mortgage loans purchased by either FHLMC or FNMA

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	100.5
Futures Contracts	0.0 *
Swaps	(0.1)
TBA Sale Commitments	(0.1)
Forward Foreign Currency Contracts	(0.7)
Short-Term Investment	1.7
Other Assets and Liabilities (net)	(1.3)

100.0%

* Amount rounds to zero.

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	DEBT OBLIGATIONS — 92.4%

	Asset Backed Securities — 4.8%
690,000	Aegis Asset Backed Securities Trust, Series 2005-5, Class M1, 0.73% (1 mo. USD LIBOR + 0.65%), due 12/25/35(b)	682,502
250,000	Allegro CLO XI, Ltd., Series 2019-2A, Class A1A, 1.52% (3 mo. USD LIBOR + 1.39%), due 01/19/33(b) 144A	250,432
300,000	Anchorage Capital CLO, Ltd., Series 2014-3RA, Class E, 5.63% (3 mo. USD LIBOR + 5.50%), due 01/28/31(b) 144A	291,327
420,000	Apidos CLO XXII, Series 2015-22A, Class DR, 6.88% (3 mo. USD LIBOR + 6.75%), due 04/20/31(b) 144A	419,651
598,950	Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, due 06/07/49 144A	612,062
250,000	Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class C, 3.02% (3 mo. USD LIBOR + 2.90%), due 05/15/30(b) 144A	248,005
810,000	Asset Backed Securities Corp. Home Equity Loan Trust OOMC, Series 2006-HE5, Class M1, 0.37% (1 mo. USD LIBOR + 0.28%), due 07/25/36(b)	764,948
312,772	Asset Backed Securities Corp. Home Equity Loan Trust RFC, Series 2007-HE1, Class A4, 0.23% (1 mo. USD LIBOR + 0.14%), due 12/25/36(b)	307,611
250,000	Assurant CLO, Ltd., Series 2019-5A, Class E, 7.47% (3 mo. USD LIBOR + 7.34%), due 01/15/33(b) 144A	250,113
410,000	Avery Point VI CLO, Ltd., Series 2015-6A, Class DR, 3.07% (3 mo. USD LIBOR + 2.95%), due 08/05/27(b) 144A	409,865
410,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.25%, due 02/20/27 144A	444,808
250,000	Ballyrock CLO, Ltd., Series 2016-1A, Class ER, 7.08% (3 mo. USD LIBOR + 6.95%), due 10/15/28(b) 144A	250,200
275,000	Ballyrock CLO, Ltd., Series 2018-1A, Class C, 3.28% (3 mo. USD LIBOR + 3.15%), due 04/20/31(b) 144A	273,461
250,000	Barings CLO, Ltd., Series 2013-IA, Class CR, 1.63% (3 mo. USD LIBOR + 1.50%), due 01/20/28(b) 144A	250,026
250,000	Benefit Street Partners CLO XII, Ltd., Series 2017-12A, Class C, 3.18% (3 mo. USD LIBOR + 3.05%), due 10/15/30(b) 144A	245,814
450,000	BlueMountain CLO XXII, Ltd., Series 2018-22A, Class A1, 1.21% (3 mo. USD LIBOR + 1.08%), due 07/15/31(b) 144A	450,046
850,000	BlueMountain CLO XXIX, Ltd., Series 2020-29A, Class ER, 7.01% (3 mo. USD LIBOR + 6.86%), due 07/25/34(b) 144A	842,375
274,856	BlueMountain CLO, Ltd., Series 2012-2A, Class AR2, 1.18% (3 mo. USD LIBOR + 1.05%), due 11/20/28(b) 144A	274,964
250,000	Bristol Park CLO, Ltd., Series 2016-1A, Class ER, 7.13% (3 mo. USD LIBOR + 7.00%), due 04/15/29(b) 144A	250,074
250,000	California Republic Auto Receivables Trust, Series 2018-1, Class C, 3.87%, due 10/16/23	253,463
280,000	Canyon Capital CLO, Ltd., Series 2021-1A, Class E, 6.54% (3 mo. USD LIBOR + 6.41%), due 04/15/34(b) 144A	278,513
404,111	Carlyle Global Market Strategies CLO, Ltd., Series 2014-2RA, Class A1, 1.17% (3 mo. USD LIBOR + 1.05%), due 05/15/31(b) 144A	403,727
300,000	Catskill Park CLO, Ltd., Series 2017-1A, Class D, 6.13% (3 mo. USD LIBOR + 6.00%), due 04/20/29(b) 144A	298,466
250,000	CIFC Funding CLO, Ltd., Series 2017-1A, Class D, 3.63% (3 mo. USD LIBOR + 3.50%), due 04/23/29(b) 144A	250,075

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
700,000	CIFC Funding CLO, Ltd., Series 2017-3A, Class C, 3.78% (3 mo. USD LIBOR + 3.65%), due 07/20/30(b) 144A	700,199
80,979	Diamond Resorts Owner Trust, Series 2018-1, Class C, 4.53%, due 01/21/31 144A	83,196
178,980	Dryden CLO XXV Senior Loan Fund, Series 2012-25A, Class ARR, 1.03% (3 mo. USD LIBOR + 0.90%), due 10/15/27(b) 144A	179,005
238,216	DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, due 03/15/24 144A	241,026
368,035	Falcon Aerospace, Ltd., Series 2017-1, Class A, 4.58%, due 02/15/42 144A	367,036
358,632	First Franklin Mortgage Loan Trust, Series 2005-FF12, Class M1, 0.76% (1 mo. USD LIBOR + 0.68%), due 11/25/36(b)	358,960
250,000	Fortress Credit BSL CLO XII, Ltd., Series 2021-4A, Class E, 7.27% (3 mo. USD LIBOR + 7.13%), due 10/15/34(b) (c)	243,750
250,000	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class E, 5.35% (3 mo. USD LIBOR + 5.22%), due 01/20/33(b) 144A	242,975
380,000	Golub Capital Partners CLO, Ltd., Series 2021-53A, Class E, 6.83% (3 mo. USD LIBOR + 6.70%), due 07/20/34(b) 144A	370,101
250,000	Greenwood Park CLO, Ltd., Series 2018-1A, Class E, 5.08% (3 mo. USD LIBOR + 4.95%), due 04/15/31(b) 144A	241,732
250,000	Greywolf CLO IV, Ltd., Series 2019-1A, Class CR, 3.78% (3 mo. USD LIBOR + 3.65%), due 04/17/34(b) 144A	250,235
450,000	Greywolf CLO V, Ltd., Series 2015-1A, Class A1R, 1.29% (3 mo. USD LIBOR + 1.16%), due 01/27/31(b) 144A	450,153
118,955	GSAA Home Equity Trust, Series 2007-7, Class A4, 0.63% (1 mo. USD LIBOR + 0.54%), due 07/25/37(b)	118,487
290,000	Halsey Point CLO I, Ltd., Series 2019-1A, Class F, 8.33% (3 mo. USD LIBOR + 8.20%), due 01/20/33(b) 144A	271,234
250,000	Hildene Community Funding CDO CLO, Ltd., Series 2015-1A, Class AR, 3.25%, due 11/01/35 144A	251,641
265,000	Invesco CLO, Ltd., Series 2021-1A, Class D, 3.22% (3 mo. USD LIBOR + 3.05%), due 04/15/34(b) 144A	265,168
240,849	KeyCorp Student Loan Trust, Series 2005-A, Class 2C, 1.43% (3 mo. USD LIBOR + 1.30%), due 12/27/38(b)	232,928
400,000	KKR CLO 14, Ltd., Series 14, Class BR, 1.93% (3 mo. USD LIBOR + 1.80%), due 07/15/31(b) 144A	400,060
265,613	LCM CLO XVIII, LP, Series 19A, Class AR, 1.37% (3 mo. USD LIBOR + 1.24%), due 07/15/27(b) 144A	265,729
114,690	Legacy Mortgage Asset Trust, Series 2019-GS1, Class A1, 4.00%, due 01/25/59(d) 144A	114,937
250,000	Long Beach Mortgage Loan Trust, Series 2005-1, Class M4, 1.36% (1 mo. USD LIBOR + 1.28%), due 02/25/35(b)	251,066
2,605,000	Madison Park Funding CLO XXXIX, Ltd., Series 2021-39A, Class D, 3.18% (3 mo. USD LIBOR + 3.05%), due 10/22/34(b) (e) 144A	2,606,302
400,000	Magnetite CLO XII, Ltd., Series 2015-12A, Class ER, 5.81% (3 mo. USD LIBOR + 5.68%), due 10/15/31(b) 144A	397,914
611,006	Magnolia Financial X DAC, Series 2020-1, 1.60%, due 08/13/24 144A	584,036
250,000	Marathon CLO 14, Ltd., Series 2019-2A, Class BA, 3.43% (3 mo. USD LIBOR + 3.30%), due 01/20/33(b) 144A	246,758
572,452	Mill City Solar Loan, Ltd., Series 2019-1A, Class A, 4.34%, due 03/20/43 144A	626,517
1,625,000	Morgan Stanley Eaton Vance CLO, Ltd., Series 2021-1A, Class D, 3.23% (3 mo. USD LIBOR + 3.10%), due 10/20/34(b) (e) 144A	1,625,812

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
438,003	National Collegiate Student Loan Trust, Series 2007-2, Class A4, 0.38% (1 mo. USD LIBOR + 0.29%), due 01/25/33(b)	418,308
370,000	Navient Private Education Refi Student Loan Trust, Series 2018-CA, Class B, 4.22%, due 06/16/42 144A	386,804
100,000	Navient Private Education Refi Student Loan Trust, Series 2020-A, Class B, 3.16%, due 11/15/68 144A	102,646
760,000	Navient Private Education Refi Student Loan Trust, Series 2020-GA, Class B, 2.50%, due 09/16/69 144A	769,390
250,000	Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class DR2, 6.05% (3 mo. USD LIBOR + 5.92%), due 10/21/30(b) 144A	246,872
480,000	Neuberger Berman Loan Advisers CLO 44, Ltd., Series 2021-44A, Class E, 6.08% (3 mo. USD LIBOR + 6.00%), due 10/16/34(b) (c)	477,342
1,610,000	NYACK Park CLO, Ltd., Series 2021-1A, Class E, 6.23% (3 mo. USD LIBOR + 6.10%), due 10/20/34(b) (e) 144A	1,610,723
250,000	Oaktree CLO, Ltd., Series 2015-1A, Class DR, 5.33% (3 mo. USD LIBOR + 5.20%), due 10/20/27(b) 144A	249,067
955,000	Oaktree CLO, Ltd., Series 2019-4A, Class E, 7.36% (3 mo. USD LIBOR + 7.23%), due 10/20/32(b) 144A	955,565
355,000	Ocean Trails CLO IX, Series 2020-9A, Class A1, 2.00% (3 mo. USD LIBOR + 1.87%), due 10/15/29(b) 144A	355,002
405,000	Ocean Trails CLO IX, Series 2020-9A, Class A2, 2.40% (3 mo. USD LIBOR + 2.27%), due 10/15/29(b) 144A	405,002
330,000	Ocean Trails CLO VI, Series 2016-6A, Class DRR, 3.73% (3 mo. USD LIBOR + 3.60%), due 07/15/28(b) 144A	329,665
250,000	Ocean Trails CLO X, Series 2020-10A, Class D, 4.83% (3 mo. USD LIBOR + 4.70%), due 10/15/31(b) 144A	250,121
325,000	Octagon Investment Partners 35 CLO, Ltd., Series 2018-1A, Class C, 2.73% (3 mo. USD LIBOR + 2.60%), due 01/20/31(b) 144A	322,176
750,000	Octagon Investment Partners 40 CLO, Ltd., Series 2019-1A, Class E, 6.59% (3 mo. USD LIBOR + 6.46%), due 04/20/31(b) 144A	743,305
1,750,000	Octagon Investment Partners 44 CLO, Ltd., Series 2019-1A, Class DR, 3.33% (3 mo. USD LIBOR + 3.25%), due 10/15/34(b) 144A	1,750,052
1,555,000	Octagon Investment Partners 44 CLO, Ltd., Series 2019-1A, Class ER, 6.83% (3 mo. USD LIBOR + 6.75%), due 10/15/34(b) 144A	1,555,060
1,110,000	OHA Credit Funding CLO 3, Ltd., Series 2019-3A, Class ER, 6.40% (3 mo. USD LIBOR + 6.25%), due 07/02/35(b) 144A	1,110,492
935,000	OHA Credit Funding CLO 4, Ltd., Series 2019-4A, Class E, 6.28% (3 mo. USD LIBOR + 6.10%), due 10/22/32(b) 144A	934,830
250,000	OHA Loan Funding CLO, Ltd., Series 2015-1A, Class DR2, 4.12% (3 mo. USD LIBOR + 4.00%), due 11/15/32(b) 144A	250,334
180,000	OneMain Financial Issuance Trust, Series 2018-1A, Class D, 4.08%, due 03/14/29 144A	183,867
850,000	Option One Mortgage Loan Trust, Series 2005-3, Class M4, 1.02% (1 mo. USD LIBOR + 0.93%), due 08/25/35(b)	821,659
250,000	Owl Rock CLO III, Ltd., Series 2020-3A, Class A1L, 1.93% (3 mo. USD LIBOR + 1.80%), due 04/20/32(b) 144A	250,668
250,000	Parallel CLO, Ltd., Series 2017-1A, Class CR, 2.13% (3 mo. USD LIBOR + 2.00%), due 07/20/29(b) 144A	246,925

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
390,000	Peace Park CLO, Ltd., Series 2021-1A, Class E, 6.14% (3 mo. USD LIBOR + 6.00%), due 10/20/34(b) 144A	390,176
446,200	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.67%, due 09/05/48 144A	459,830
340,000	Recette CLO, Ltd., Series 2015-1A, Class ARR, 1.21% (3 mo. USD LIBOR + 1.08%), due 04/20/34(b) 144A	340,540
1,160,000	Residential Asset Securities Trust, Series 2006-KS2, Class M3, 0.70% (1 mo. USD LIBOR + 0.62%), due 03/25/36(b)	1,142,212
500,000	Romark CLO III, Ltd., Series 2019-3A, Class A1, 1.50% (3 mo. USD LIBOR + 1.37%), due 07/15/32(b) 144A	500,002
720,000	RR 18 CLO, Ltd., Series 2021-18A, Class D, 6.33% (3 mo. USD LIBOR + 6.25%), due 10/15/34(b) 144A	720,354
180,000	Saranac CLO III, Ltd., Series 2014-3A, Class DR, 3.38% (3 mo. USD LIBOR + 3.25%), due 06/22/30(b) 144A	168,712
430,000	Sculptor CLO XXVI, Ltd., Series 26A, Class E, 7.41% (3 mo. USD LIBOR + 7.25%), due 07/20/34(b) 144A	429,604
515,000	Sixth Street CLO XVIII, Ltd., Series 2021-18A, Class D, 3.12% (3 mo. USD LIBOR + 2.90%), due 04/20/34(b) 144A	512,246
107,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 4.28%, due 06/15/32(f)	106,940
50,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 4.30%, due 03/15/33(f)	50,461
680,000	SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86%, due 01/15/53 144A	679,977
250,000	TCI-Symphony CLO, Ltd., Series 2016-1A, Class DR, 3.13% (3 mo. USD LIBOR + 3.00%), due 10/13/29(b) 144A	250,462
340,000	Venture CLO 31, Ltd., Series 2018-31A, Class A1, 1.16% (3 mo. USD LIBOR + 1.03%), due 04/20/31(b) 144A	339,452
250,000	Voya CLO, Ltd., Series 2016-3A, Class A1R, 1.32% (3 mo. USD LIBOR + 1.19%), due 10/18/31(b) 144A	250,106
260,000	Voya CLO, Ltd., Series 2017-3A, Class DR, 7.08% (3 mo. USD LIBOR + 6.95%), due 04/20/34(b) 144A	256,935
275,000	Webster Park CLO, Ltd., Series 2015-1A, Class CR, 3.03% (3 mo. USD LIBOR + 2.90%), due 07/20/30(b) 144A	275,034
350,000	Wellfleet CLO, Ltd., Series 2017-2A, Class C, 3.53% (3 mo. USD LIBOR + 3.40%), due 10/20/29(b) 144A	349,553
147,880	Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, due 10/16/23 144A	149,401
250,000	Whitebox CLO II, Ltd., Series 2020-2A, Class A1, 1.88% (3 mo. USD LIBOR + 1.75%), due 10/24/31(b) 144A	250,149
410,000	Whitehorse CLO XII, Ltd., Series 2018-12A, Class D, 3.78% (3 mo. USD LIBOR + 3.65%), due 10/15/31(b) 144A	399,016
420,000	Z Capital Credit Partners CLO, Ltd., Series 2021-1A, Class D, 4.35% (3 mo. USD LIBOR + 4.20%), due 07/15/33(b) 144A	405,943
490,000	Zais CLO 16, Ltd., Series 2020-16A, Class D1, 5.61% (3 mo. USD LIBOR + 5.48%), due 10/20/31(b) 144A	490,309

		44,632,774

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — 17.2%
621,402		8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 3.84% (1 mo. USD LIBOR + 3.75%), due 10/01/25(b)	613,635
2,150,563		AAdvantage Loyalty IP, Ltd., 2021 Term Loan, 5.50% (3 mo. USD LIBOR + 4.75%), due 04/20/28(b)	2,225,372
593,278		Academy, Ltd., 2021 Term Loan, 4.50% (1 mo. USD LIBOR + 3.75%), due 11/05/27(b)	594,885
1,220,940		ACProducts, Inc., 2021 Term Loan B, 4.75% (3 mo. USD LIBOR + 4.25%), due 05/17/28(b)	1,221,159
124,300		Acrisure, LLC, 2020 Term Loan B, 3.63% (3 mo. USD LIBOR + 3.50%), due 02/15/27(b)	123,212
806,000	EUR	Adevinta ASA, EUR Term Loan B, 3.25% (3 mo. EURIBOR + 3.25%), due 06/26/28(b)	934,892
819,200		Adtalem Global Education Inc., 2021 Term Loan B, 5.25% (1 mo. USD LIBOR + 4.50%), due 08/12/28(b)	821,350
900,000		Adtalem Global Education Inc., 2021 Term Loan, TBD, due 08/12/28(g)	902,362
1,542,000		AEA International Holdings Lux SARL, Term Loan B, 4.25% (3 mo. USD LIBOR + 3.75%), due 08/05/28(b)	1,543,927
1,391,000		Air Canada, 2021 Term Loan B, 4.25% (3 mo. USD LIBOR + 3.50%), due 08/11/28(b)	1,398,824
789,955		Allen Media, LLC, 2021 Term Loan B, 5.63% (3 mo. USD LIBOR + 5.50%), due 02/10/27(b)	790,448
393,100		Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 4.25% (3 mo. USD LIBOR + 3.75%), due 05/12/28(b)	393,862
500,000		Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, TBD, due 05/12/28(g)	500,968
638,549		Alterra Mountain Co., 2021 Series B-2 Consenting Term Loan, 4.00% (1 mo. USD LIBOR + 3.50%), due 08/17/28(b)	637,751
338,265		AMC Entertainment Holdings, Inc., 2019 Term Loan B, TBD, due 04/22/26(g)	314,919
400,000		Amentum Government Services Holdings LLC, 2020 2nd Lien Term Loan, TBD, due 01/31/28(g)	402,000
498,460		Amentum Government Services Holdings LLC, Term Loan B, 3.58% (1 mo. USD LIBOR + 3.50%), due 01/29/27(b)	498,875
87,857		American Axle & Manufacturing, Inc., Term Loan B, 3.00% (1 mo. USD LIBOR + 2.25%), due 04/06/24(b)	87,893
56,086		Amerilife Holdings, LLC, 2020 Term Loan, 4.08% (1 mo. USD LIBOR + 4.00%), due 03/18/27(b)	56,086
548,152		AMG Advanced Metallurgical Group NV, 2018 Term Loan B, 3.08% (1 mo. USD LIBOR + 3.00%), due 02/01/25(b)	543,013
506,370		AMG Advanced Metallurgical Group NV, 2018 Term Loan B, TBD, due 02/01/25(g)	501,623
349,000		Anticimex International AB, 2021 USD Term Loan B1, TBD, due 07/21/28(g)	348,891
374,670		APi Group DE, Inc., Term Loan B, 2.59% (1 mo. USD LIBOR + 2.50%), due 10/01/26(b)	373,187
189,050		Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1, 4.00% (1 mo. USD LIBOR + 3.50%), due 03/06/28(b)	188,341
1,008,114		Apollo Commercial Real Estate Finance, Inc., Term Loan B, 2.83% (1 mo. USD LIBOR + 2.75%), due 05/15/26(b)	994,253
136,204		AppLovin Corp., 2018 Term Loan B, 3.33% (1 mo. USD LIBOR + 3.25%), due 08/15/25(b)	136,204
1,182,923		Arctic Canadian Diamond Co., Ltd., 2nd Lien PIK Term Loan, 5.00% (3 mo. USD LIBOR + 5.00%), due 12/31/27(b)	1,182,923
255,227		Aristocrat Leisure, Ltd., 2020 Incremental Term Loan B, 4.75% (3 mo. USD LIBOR + 3.75%), due 10/19/24(b)	256,875

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
1,329,320	EUR	Aruba Investments, Inc., 2020 EUR Term Loan, 4.00% (6 mo. EURIBOR + 4.00%), due 11/24/27(b)	1,546,393
181,721		Asurion LLC, 2018 Term Loan B6, 3.21% (1 mo. USD LIBOR + 3.13%), due 11/03/23(b)	180,975
294,802		Asurion LLC, 2018 Term Loan B7, 3.08% (1 mo. USD LIBOR + 3.00%), due 11/03/24(b)	292,039
422,191		Asurion LLC, 2020 Term Loan B8, 3.33% (1 mo. USD LIBOR + 3.25%), due 12/23/26(b)	416,430
900,000		Asurion LLC, 2021 Second Lien Term Loan B4, 5.33% (1 mo. USD LIBOR + 5.25%), due 01/20/29(b)	897,937
503,444		Asurion LLC, 2021 Term Loan B9, 3.33% (1 mo. USD LIBOR + 3.25%), due 07/31/27(b)	496,648
842,000		At Home Group Inc., Term Loan B, 4.75% (3 mo. USD LIBOR + 4.25%), due 07/24/28(b)	842,737
543,338		Athenahealth, Inc., 2021 Term Loan B1, 4.38% (3 mo. USD LIBOR + 4.25%), due 02/11/26(b)	545,512
714,296		ATI Holdings Acquisition, Inc., 2016 Term Loan, 4.50% (6 mo. USD LIBOR + 3.50%), due 05/10/23(b)	699,265
967,575		Atotech BV, 2021 USD Term Loan B, 3.00% (3 mo. USD LIBOR + 2.50%), due 03/18/28(b)	967,333
540,000		Autokiniton US Holdings, Inc., 2021 Term Loan B, 5.00% (3 mo. USD LIBOR + 4.50%), due 04/06/28(b)	541,080
220,000		Autokiniton US Holdings, Inc., 2021 Term Loan B, TBD, due 04/06/28(g)	220,440
428,275		Bausch Health Companies, Inc., 2018 Term Loan B, 3.08% (1 mo. USD LIBOR + 3.00%), due 06/02/25(b)	428,221
2,236,000	EUR	Belron Finance US LLC, 2021 EUR Term Loan B, 2.75% (3 mo. EURIBOR + 2.75%), due 04/13/28(b)	2,584,286
336,740		BJ’s Wholesale Club, Inc., 2017 1st Lien Term Loan, 2.08% (1 mo. USD LIBOR + 2.00%), due 02/03/24(b)	337,301
574,756		Boyd Gaming Corp., Term Loan B3, 2.32% (1 Week USD LIBOR + 2.25%), due 09/15/23(b)	574,886
128,196		BrightView Landscapes, LLC, 2018 1st Lien Term Loan B, 2.59% (1 mo. USD LIBOR + 2.50%), due 08/15/25(b)	127,983
1,009,132		Brown Group Holding, LLC, Term Loan B, 3.25% (3 mo. USD LIBOR + 2.75%), due 06/07/28(b)	1,009,623
782,279		Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 2.83% (1 mo. USD LIBOR + 2.75%), due 12/23/24(b)	778,571
282,834		Caesars Resort Collection, LLC, 2020 Term Loan B1, 3.58% (3 mo. USD LIBOR + 3.50%), due 07/21/25(b)	283,508
499,228		Camelot U.S. Acquisition 1 Co., 2020 Incremental Term Loan B, 4.00% (1 mo. USD LIBOR + 3.00%), due 10/30/26(b)	501,203
795,327		Camelot U.S. Acquisition 1 Co., Term Loan B, 3.08% (1 mo. USD LIBOR + 3.00%), due 10/30/26(b)	794,085
569,264		Cardinal Parent, Inc., 2020 Term Loan B, 5.25% (3 mo. USD LIBOR + 4.50%), due 11/12/27(b)	568,581
2,817,762	EUR	Carnival Corp., EUR Term Loan B, 3.57% (1 mo. EURIBOR + 3.75%), due 06/30/25(b)	3,266,902
875,441		Carnival Corp., USD Term Loan B, 3.75% (1 mo. USD LIBOR + 3.00%), due 06/30/25(b)	873,253
124,615		Castle US Holding Corp., USD Term Loan B, 3.88% (3 mo. USD LIBOR + 3.75%), due 01/29/27(b)	123,749

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Bank Loans — continued
143,261	Cinemark USA, Inc., 2018 Term Loan B, 1.84% (1 mo. USD LIBOR + 1.75%), due 03/31/25(b)	139,202
895,627	Citadel Securities, LP, 2021 Term Loan B, 2.58% (1 mo. USD LIBOR + 2.50%), due 02/02/28(b)	888,770
1,401,000	City Brewing Company, LLC, Closing Date Term Loan, 4.25% (3 mo. USD LIBOR + 3.50%), due 04/05/28(b)	1,389,617
178,965	Clarios Global, LP, 2021 USD Term Loan B, 3.34% (1 mo. USD LIBOR + 3.25%), due 04/30/26(b)	178,350
547,250	Clark Equipment Co., 2021 Incremental Term Loan, 2.38% (3 mo. USD LIBOR + 2.25%), due 05/18/24(b)	545,882
356,016	Claros Mortgage Trust, Inc., Term Loan B, 6.00% (1 mo. USD LIBOR + 5.00%), due 08/09/26(b)	357,796
1,084,864	Clear Channel Outdoor Holdings, Inc., Term Loan B, 3.63% (3 mo. USD LIBOR + 3.50%), due 08/21/26(b)	1,064,029
380,000	Cloudera, Inc., 2021 Second Lien Term Loan, TBD, due 08/10/29(g)	380,000
1,100,000	Cloudera, Inc., 2021 Term Loan, TBD, due 08/10/28(g)	1,100,343
844,602	ClubCorp Holdings, Inc., 2017 Term Loan B, 2.88% (3 mo. USD LIBOR + 2.75%), due 09/18/24(b)	796,037
671,754	CNT Holdings I Corp., 2020 Term Loan, 4.50% (3 mo. USD LIBOR + 3.75%), due 11/08/27(b)	673,014
1,205,124	CommScope, Inc., 2019 Term Loan B, 3.34% (1 mo. USD LIBOR + 3.25%), due 04/06/26(b)	1,200,792
118,424	CoreCivic, Inc., 2019 Term Loan, 5.50% (1 mo. USD LIBOR + 4.50%), due 12/18/24(b)	117,832
1,704,000	CoreLogic, Inc., Term Loan, 4.00% (1 mo. USD LIBOR + 3.50%), due 06/02/28(b)	1,702,083
376,684	CP Atlas Buyer, Inc., 2021 Term Loan B, 4.25% (3 mo. USD LIBOR + 3.75%), due 11/23/27(b)	376,243
52,658	CWGS Group, LLC, 2021 Term Loan B, 3.25% (1 mo. USD LIBOR + 2.50%), due 06/03/28(b)	52,424
1,750,093	DCert Buyer, Inc., 2019 Term Loan B, 4.08% (1 mo. USD LIBOR + 4.00%), due 10/16/26(b)	1,752,594
915,200	DCert Buyer, Inc., 2021 2nd Lien Term Loan, 7.08% (1 mo. USD LIBOR + 7.00%), due 02/16/29(b)	925,251
99,692	Deerfield Dakota Holding, LLC, 2020 USD Term Loan B, 4.75% (1 mo. USD LIBOR + 3.75%), due 04/09/27(b)	100,110
288,100	Deerfield Dakota Holding, LLC, 2021 USD 2nd Lien Term Loan, 7.50% (1 mo. USD LIBOR + 6.75%), due 04/07/28(b)	298,183
510,044	Delta TopCo, Inc., 2020 Term Loan B, 4.50% (3 mo. USD LIBOR + 3.75%), due 12/01/27(b)	511,372
1,240,000	Delta TopCo, Inc., 2020 Term Loan B, TBD, due 12/01/27(g)	1,243,229
2,512,000	DirecTV Financing, LLC, Term Loan, 5.75% (3 mo. USD LIBOR + 5.00%), due 07/22/27(b)	2,516,971
972,000	DirecTV Financing, LLC, Term Loan, TBD, due 07/22/27(g)	973,924
283,081	Dun & Bradstreet Corp. (The), Term Loan, 3.34% (1 mo. USD LIBOR + 3.25%), due 02/06/26(b)	283,106
638,400	Empire Today, LLC, 2021 Term Loan B, 5.75% (1 mo. USD LIBOR + 5.00%), due 04/03/28(b)	634,942
1,130,116	Endure Digital Inc., Term Loan, 4.25% (6 mo. USD LIBOR + 3.50%), due 02/10/28(b)	1,125,172
180,692	Equinox Holdings, Inc., 2020 Term Loan B2, 10.00% (3 mo. USD LIBOR + 9.00%), due 03/08/24(b)	181,821

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
214,527		EyeCare Partners, LLC, 2020 2nd Lien Term Loan, 8.38% (3 mo. USD LIBOR + 8.25%), due 02/18/28(b)	213,991
273,866		EyeCare Partners, LLC, 2020 Term Loan, 3.88% (3 mo. USD LIBOR + 3.75%), due 02/18/27(b)	272,744
190,000		First Brands Group, LLC, 2021 2nd Lien Term Loan, 9.50% (3 mo. USD LIBOR + 8.50%), due 03/30/28(b)	192,137
308,450		First Brands Group, LLC, 2021 Term Loan, 6.00% (1 mo. USD LIBOR + 5.00%), due 03/30/27(b)	311,997
644,936		First Student Bidco, Inc ., Term Loan B, 3.50% (2 mo. USD LIBOR + 3.00%), due 07/21/28(b)	642,159
238,064		First Student Bidco, Inc., Term Loan C, 3.50% (3 mo. USD LIBOR + 3.00%), due 07/21/28(b)	237,039
1,669,883		Focus Financial Partners, LLC, 2020 Term Loan, 2.08% (1 mo. USD LIBOR + 2.00%), due 07/03/24(b)	1,660,375
397,130		Focus Financial Partners, LLC, 2021 Term Loan, 3.00% (1 mo. USD LIBOR + 2.50%), due 07/01/28(b)	395,591
59,843		Four Seasons Hotels, Ltd., New 1st Lien Term Loan, 2.09% (1 mo. USD LIBOR + 2.00%), due 11/30/23(b)	59,756
19,948		Four Seasons Hotels, Ltd., New 1st Lien Term Loan, TBD, due 11/30/23(g)	19,919
790,000		Freedom Acquirer LLC, Term Loan, 6.50% (1 mo. USD LIBOR + 5.50%), due 03/30/28(b)	788,025
113,573	EUR	Froneri International, Ltd., 2020 EUR Term Loan B1, 2.38% (6 mo. EURIBOR + 2.38%), due 01/29/27(b)	128,869
436,349		Froneri International, Ltd., 2020 USD Term Loan, 2.33% (1 mo. USD LIBOR + 2.25%), due 01/29/27(b)	431,747
2,181,336		Gainwell Acquisition Corp., Term Loan B, 4.75% (3 mo. USD LIBOR + 4.00%), due 10/01/27(b)	2,189,516
802,801		Gannett Holdings LLC, 2021 Term Loan B, 7.75% (3 mo. USD LIBOR + 7.00%), due 01/29/26(b)	809,491
223,926		Garda World Security Corp., 2021 Term Loan B, 4.34% (1 mo. USD LIBOR + 4.25%), due 10/30/26(b)	224,466
329,435		Global Medical Response, Inc., 2020 Term Loan B, 5.75% (3 mo. USD LIBOR + 4.75%), due 10/02/25(b)	330,847
171,619		Global Tel*Link Corp., 2018 1st Lien Term Loan, 4.33% (1 mo. USD LIBOR + 4.25%), due 11/29/25(b)	162,974
309,172		Global Tel*Link Corp., 2018 2nd Lien Term Loan, 8.33% (1 mo. USD LIBOR + 8.25%), due 11/29/26(b)	289,076
1,292,640		Graham Packaging Co. Inc., 2021 Term Loan, 3.75% (1 mo. USD LIBOR + 3.00%), due 08/04/27(b)	1,293,246
1,012,350		Great Outdoors Group, LLC, 2021 Term Loan B, 5.00% (3 mo. USD LIBOR + 4.25%), due 03/06/28(b)	1,018,572
538,338		Greystone Select Financial LLC, Term Loan B, 5.75% (6 mo. USD LIBOR + 5.00%), due 06/16/28(b)	545,068
682,441		Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 2.07% (1 Week USD LIBOR + 2.00%), due 11/15/27(b)	672,346
658,350		Hayward Industries, Inc., 2021 Term Loan, 3.00% (1 mo. USD LIBOR + 2.50%), due 05/12/28(b)	657,586
815,390		HC Group Holdings II, Inc., Term Loan B, 3.83% (1 mo. USD LIBOR + 3.75%), due 08/06/26(b)	816,103
855,700		Hudson River Trading LLC, 2021 Term Loan, 3.08% (1 mo. USD LIBOR + 3.00%), due 03/20/28(b)	852,224

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
31,144		Hyland Software, Inc., 2018 1st Lien Term Loan, 4.25% (1 mo. USD LIBOR + 3.50%), due 07/01/24(b)	31,225
702,717		Icon Luxembourg SARL, LUX Term Loan, 3.00% (3 mo. USD LIBOR + 2.50%), due 07/03/28(b)	705,938
175,083		Icon Luxembourg SARL, US Term Loan, 3.00% (3 mo. USD LIBOR + 2.50%), due 07/03/28(b)	175,885
510,704		Illuminate Buyer, LLC, 2021 Term Loan, 3.58% (1 mo. USD LIBOR + 3.50%), due 06/30/27(b)	510,704
344,736		INEOS Styrolution US Holding LLC, 2021 USD Term Loan B, 3.25% (1 mo. USD LIBOR + 2.75%), due 01/29/26(b)	345,296
847,875		Ingram Micro Inc., 2021 Term Loan B, 4.00% (3 mo. USD LIBOR + 3.50%), due 06/30/28(b)	851,206
2,044		IRB Holding Corp., 2020 Term Loan B, 3.75% (3 mo. USD LIBOR + 2.75%), due 02/05/25(b)	2,044
446,625		IRB Holding Corp., 2020 Fourth Amendment Incremental Term Loan, 4.25% (3 mo. USD LIBOR + 3.25%), due 12/15/27(b)	448,021
786,849		IRB Holding Corp., 2020 Term Loan B, 3.75% (6 mo. USD LIBOR + 2.75%), due 02/05/25(b)	786,849
1,114,034		Jane Street Group, LLC, 2021 Term Loan, 2.83% (1 mo. USD LIBOR + 2.75%), due 01/26/28(b)	1,104,402
246,565	EUR	Jazz Financing Lux SARL, EUR Term Loan, 3.50% (1 mo. EURIBOR + 3.50%), due 05/05/28(b)	286,496
1,003,485		Jazz Financing Lux SARL, USD Term Loan, 4.00% (1 mo. USD LIBOR + 3.50%), due 05/05/28(b)	1,005,994
1,087,275		Jazz Financing Lux SARL, USD Term Loan, TBD, due 05/05/28(g)	1,089,993
1,610,000		Jump Financial, LLC, Term Loan B, 4.00% (3 mo. USD LIBOR + 3.50%), due 08/02/28(b)	1,605,975
660,000		Lakeshore Intermediate LLC, Term Loan, TBD, due 09/29/28(g)	658,680
543,544		LBM Acquisition LLC, Term Loan B, 4.50% (3 mo. USD LIBOR + 3.75%), due 12/17/27(b)	539,468
163,641		LBM Acquisition LLC, Term Loan B, TBD, due 12/17/27(g)	162,414
319,378		Les Schwab Tire Centers, Term Loan B, 4.00% (3 mo. USD LIBOR + 3.25%), due 11/02/27(b)	319,976
306,233		Leslie’s Poolmart, Inc., 2021 Term Loan B, 3.25% (3 mo. USD LIBOR + 2.75%), due 03/04/28(b)	305,531
763,183		LogMeIn, Inc., Term Loan B, 4.83% (1 mo. USD LIBOR + 4.75%), due 08/31/27(b)	763,719
1,176,000	EUR	Lonza Group AG, EUR Term Loan B, 4.00% (3 mo. EURIBOR + 4.00%), due 07/03/28(b)	1,366,698
385,035		Lonza Group AG, USD Term Loan B, 4.75% (3 mo. USD LIBOR + 4.00%), due 07/03/28(b)	386,419
390,000		LRS Holdings, LLC, Term Loan B, 4.75% (3 mo. USD LIBOR + 4.25%), due 08/13/28(b)	390,487
710,000		LSF11 A5 Holdco LLC, Term Loan B, TBD, due 09/30/28(g)	711,775
1,541,018	EUR	MA FinanceCo., LLC, 2020 EUR Term Loan B, 4.50% (3 mo. EURIBOR + 4.50%), due 06/05/25(b)	1,802,037
249,375		Madison IAQ LLC, Term Loan, 3.75% (3 mo. USD LIBOR + 3.25%), due 06/21/28(b)	249,317
750,000		Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 5.75% (3 mo. USD LIBOR + 5.00%), due 07/27/28(b)	751,125
1,040,000		Magenta Buyer LLC, 2021 USD 2nd Lien Term Loan, 9.00% (3 mo. USD LIBOR + 8.25%), due 05/03/29(b)	1,038,700

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
126,203		Maravai Intermediate Holdings, LLC, 2020 Term Loan B, 4.75% (1 mo. USD LIBOR + 3.75%), due 10/19/27(b)	126,715
1,007,475		Mavis Tire Express Services Corp., 2021 Term Loan B, 4.75% (1 mo. USD LIBOR + 4.00%), due 05/04/28(b)	1,011,001
406,461		Mayfield Agency Borrower, Inc., 2018 1st Lien Term Loan, 4.58% (1 mo. USD LIBOR + 4.50%), due 02/28/25(b)	406,461
1,068,000		McGraw-Hill Global Education Holdings, LLC, 2021 Term Loan, 5.25% (1 mo. USD LIBOR + 4.75%), due 07/28/28(b)	1,072,577
2,425,000		Medline Industries, Inc., USD Term Loan B, TBD, due 09/20/28(g)	2,412,875
1,038,865		MH Sub I, LLC, 2020 Incremental Term Loan, 4.75% (1 mo. USD LIBOR + 3.75%), due 09/13/24(b)	1,042,668
1,954,103		Michaels Companies, Inc., 2021 Term Loan B, 5.00% (3 mo. USD LIBOR + 4.25%), due 04/15/28(b)	1,958,835
599,414		Mileage Plus Holdings LLC, 2020 Term Loan B, 6.25% (3 mo. USD LIBOR + 5.25%), due 06/21/27(b)	637,127
242,604		Mister Car Wash Holdings, Inc., 2019 Term Loan B, 3.08% (1 mo. USD LIBOR + 3.00%), due 05/14/26(b)	242,128
517,360		Monitronics International Inc., Takeback Term Loan, 7.75% (1 mo. USD LIBOR + 6.50%), due 03/29/24(b)	508,738
927,675		One Call Corp., 2021 Term Loan, 6.25% (3 mo. USD LIBOR + 5.50%), due 04/22/27(b)	934,633
330,000		Orbcomm Inc., Term Loan B, 5.00% (3 mo. USD LIBOR + 4.25%), due 09/01/28(b)	330,206
1,197,000	EUR	Organon & Co., EUR Term Loan B, 3.00% (6 mo. EURIBOR + 3.00%), due 06/02/28(b)	1,389,344
1,110,218		Organon & Co., USD Term Loan, 3.50% (3 mo. USD LIBOR + 3.00%), due 06/02/28(b)	1,114,294
382,963		PAE Holding Corp., 2020 Term Loan B, 5.25% (3 mo. USD LIBOR + 4.50%), due 10/19/27(b)	383,154
2,777,000		Parexel International Corp., 2021 1st Lien Term Loan, TBD, due 08/11/28(g)	2,780,857
227,037		Parexel International Corp., Term Loan B, 2.83% (1 mo. USD LIBOR + 2.75%), due 09/27/24(b)	226,940
269,415		Particle Investments SARL, Term Loan, 5.75% (3 mo. USD LIBOR + 5.25%), due 02/18/27(b)	270,088
1,315,000	EUR	Paysafe Holdings US Corp., EUR Term Loan B2, 3.00% (3 mo. EURIBOR + 3.00%), due 06/28/28(b)	1,501,317
580,000		Peraton Corp., 2nd Lien Term Loan B1, 8.50% (1 mo. USD LIBOR + 7.75%), due 02/01/29(b)	593,050
925,350		Peraton Corp., Term Loan B, 4.50% (1 mo. USD LIBOR + 3.75%), due 02/01/28(b)	927,333
477,600		Petco Health & Wellness Company, Inc., 2021 Term Loan B, 4.00% (3 mo. USD LIBOR + 3.25%), due 03/03/28(b)	477,941
646,400		PetSmart, Inc., 2021 Term Loan B, 4.50% (6 mo. USD LIBOR + 3.75%), due 02/12/28(b)	648,824
231,881		Phoenix Guarantor, Inc., 2020 Term Loan B, 3.34% (1 mo. USD LIBOR + 3.25%), due 03/05/26(b)	230,794
910,000		Pilot Travel Centers LLC, 2021 Term Loan B, TBD, due 07/28/28(g)	908,050
321,030		Planview Parent, Inc., Term Loan, 4.75% (3 mo. USD LIBOR + 4.00%), due 12/17/27(b)	322,385
727,335		Playa Resorts Holding BV, 2017 Term Loan B, 3.75% (1 mo. USD LIBOR + 2.75%), due 04/29/24(b)	713,281
609,370		Precision Medicine Group, LLC, 2021 Term Loan, 3.75% (3 mo. USD LIBOR + 3.00%), due 11/18/27(b)	610,037

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Bank Loans — continued
18,094	Presidio, Inc., 2020 Term Loan B, 3.59% (1 mo. USD LIBOR + 3.50%), due 01/22/27(b)	18,111
328,846	Presidio, Inc., 2020 Term Loan B, 3.63% (3 mo. USD LIBOR + 3.50%), due 01/22/27(b)	329,154
111,149	Prime Security Services Borrower, LLC, 2021 Term Loan, 3.50% (6 mo. USD LIBOR + 2.75%), due 09/23/26(b)	111,149
111,149	Prime Security Services Borrower, LLC, 2021 Term Loan, 3.50% (12 mo. USD LIBOR + 2.75%), due 09/23/26(b)	111,149
85,029	Prime Security Services Borrower, LLC, 2021 Term Loan, 3.50% (1 mo. USD LIBOR + 2.75%), due 09/23/26(b)	85,029
1,300,000	Proofpoint, Inc., 1st Lien Term Loan, 3.75% (3 mo. USD LIBOR + 3.25%), due 08/31/28(b)	1,294,223
610,000	Quikrete Holdings, Inc., 2021 Term Loan B1, TBD, due 02/21/28(g)	608,771
973,885	Rackspace Technology Global, Inc., 2021 Term Loan, 3.50% (3 mo. USD LIBOR + 2.75%), due 02/15/28(b)	967,522
630,962	Radiology Partners, Inc., 2018 1st Lien Term Loan B, 4.33% (1 mo. USD LIBOR + 4.25%), due 07/09/25(b)	631,269
870,000	Redstone Buyer LLC, 2021 2nd Lien Term Loan, 8.50% (3 mo. USD LIBOR + 7.75%), due 04/27/29(b)	850,425
790,000	Redstone Buyer LLC, 2021 Term Loan, 5.50% (3 mo. USD LIBOR + 4.75%), due 04/27/28(b)	779,796
700,118	RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 3.83% (1 mo. USD LIBOR + 3.75%), due 11/16/25(b)	699,811
293,776	Resolute Investment Managers, Inc., 2020 Term Loan, 4.75% (3 mo. USD LIBOR + 3.75%), due 04/30/24(b)	295,061
352,000	Royal Caribbean Cruises, Ltd., 2019 Term Loan A, TBD, due 04/05/22(g)	344,080
1,700,000	RVR Dealership Holdings, LLC, Term Loan B, TBD, due 02/08/28(g)	1,700,000
218,362	Ryan Specialty Group, LLC, Term Loan, 3.75% (1 mo. USD LIBOR + 3.00%), due 09/01/27(b)	218,817
255,374	Scientific Games International, Inc., 2018 Term Loan B5, 2.83% (1 mo. USD LIBOR + 2.75%), due 08/14/24(b)	254,464
278,212	Sedgwick Claims Management Services, Inc., 2018 Term Loan B, 3.33% (1 mo. USD LIBOR + 3.25%), due 12/31/25(b)	276,321
327,722	Sedgwick Claims Management Services, Inc., 2020 Term Loan B3, 5.25% (1 mo. USD LIBOR + 4.25%), due 09/03/26(b)	329,087
2,296,703	SkyMiles IP, Ltd., 2020 Skymiles Term Loan B, 4.75% (3 mo. USD LIBOR + 3.75%), due 10/20/27(b)	2,444,983
635,000	Solenis Holdings LLC, 2021 USD Term Loan B, TBD, due 09/21/28(g)	635,340
258,695	Sotera Health Holdings, LLC, 2021 Term Loan, 3.25% (1 mo. USD LIBOR + 2.75%), due 12/11/26(b)	257,725
215,297	Sovos Brands Intermediate, Inc., 2021 Term Loan, 4.50% (3 mo. USD LIBOR + 3.75%), due 06/08/28(b)	215,835
620,000	Spencer Spirit IH LLC, Term Loan B, TBD, due 06/19/26(g)	617,934
497,161	Station Casinos LLC, 2020 Term Loan B, 2.50% (1 mo. USD LIBOR + 2.25%), due 02/08/27(b)	492,404
482,000	Summer BC Holdco B SARL, 2021 USD Term Loan, 5.25% (3 mo. USD LIBOR + 4.50%), due 12/04/26(b)	483,205
155,770	Surf Holdings, LLC, USD Term Loan, 3.62% (3 mo. USD LIBOR + 3.50%), due 03/05/27(b)	155,186
439,466	Symplr Software, Inc., 2020 Term Loan, 5.25% (3 mo. USD LIBOR + 4.50%), due 12/22/27(b)	441,498

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
470,800		Telenet Financing USD LLC, 2020 USD Term Loan AR, 2.08% (1 mo. USD LIBOR + 2.00%), due 04/30/28(b)	466,129
316,152		Terrier Media Buyer, Inc., 2021 Term Loan, 3.58% (1 mo. USD LIBOR + 3.50%), due 12/17/26(b)	315,867
955,771		TKC Holdings, Inc., 2021 Term Loan, 6.50% (3 mo. USD LIBOR + 5.50%), due 05/15/28(b)	954,975
397,371		TransDigm, Inc., 2020 Term Loan F, 2.33% (1 mo. USD LIBOR + 2.25%), due 12/09/25(b)	392,839
758,100		Triton Water Holdings, Inc., Term Loan, 4.00% (3 mo. USD LIBOR + 3.50%), due 03/31/28(b)	757,982
182,979		TruGreen Limited Partnership, 2020 2nd Lien Term Loan, 9.50% (3 mo. USD LIBOR + 8.50%), due 11/02/28(b)	186,639
374,792		Tutor Perini Corp., Term Loan B, 5.75% (3 mo. USD LIBOR + 4.75%), due 08/13/27(b)	376,549
2,371,000		Twin River Worldwide Holdings, Inc., 2021 Term Loan B, TBD, due 08/06/28(g)	2,373,409
1,016,279		U.S. Renal Care, Inc., 2019 Term Loan B, 5.08% (1 mo. USD LIBOR + 5.00%), due 06/26/26(b)	1,015,802
1,279,597		Uber Technologies, Inc., 2021 1st Lien Term Loan B, 3.58% (1 mo. USD LIBOR + 3.50%), due 04/04/25(b)	1,280,841
239,823		Ultimate Software Group, Inc. (The), 2021 Incremental Term Loan, 4.00% (3 mo. USD LIBOR + 3.25%), due 05/04/26(b)	240,602
2,303,425		United Airlines, Inc., 2021 Term Loan B, 4.50% (3 mo. USD LIBOR + 3.75%), due 04/21/28(b)	2,324,469
324,465		Univision Communications Inc., 2021 First Lien Term Loan B, 4.00% (1 mo. USD LIBOR + 3.25%), due 03/15/26(b)	324,414
712,000	EUR	UPC Broadband Holding BV, 2021 EUR Term Loan AY, 3.00% (6 mo. EURIBOR + 3.00%), due 01/31/29(b)	821,240
274,883		US Foods, Inc., 2016 Term Loan B, 1.83% (1 mo. USD LIBOR + 1.75%), due 06/27/23(b)	273,528
871,907		US Foods, Inc., 2019 Term Loan B, 2.08% (1 mo. USD LIBOR + 2.00%), due 09/13/26(b)	862,098
1,075,532		USS Ultimate Holdings, Inc., 1st Lien Term Loan, 4.75% (1 mo. USD LIBOR + 3.75%), due 08/25/24(b)	1,080,237
547,145		Verscend Holding Corp., 2021 Term Loan B, 4.08% (1 mo. USD LIBOR + 4.00%), due 08/27/25(b)	548,650
1,197,000		Verscend Holding Corp., 2021 Term Loan B, TBD, due 08/27/25(g)	1,200,292
621,434		Vertex Aerospace Services Corp., 2021 Term Loan, 4.08% (1 mo. USD LIBOR + 4.00%), due 06/29/27(b)	621,305
313,345		VFH Parent LLC, 2019 Term Loan B, 3.08% (1 mo. USD LIBOR + 3.00%), due 03/01/26(b)	313,306
537,600		Virgin Media Bristol LLC, 2020 USD Term Loan Q, 3.33% (1 mo. USD LIBOR + 3.25%), due 01/31/29(b)	538,496
719,297		Virgin Media Bristol LLC, USD Term Loan N, 2.58% (1 mo. USD LIBOR + 2.50%), due 01/31/28(b)	715,301
900,000		Virgin Pulse, Inc., 2021 Term Loan, 4.75% (3 mo. USD LIBOR + 4.00%), due 03/30/28(b)	901,125
243,000		VS Buyer, LLC, Term Loan B, 3.08% (1 mo. USD LIBOR + 3.00%), due 02/28/27(b)	242,635
320,000		VT Topco, Inc., 2021 2nd Lien Term Loan, 7.50% (3 mo. USD LIBOR + 6.75%), due 07/31/26(b)	320,800
360,000		VT Topco, Inc., 2021 Incremental Term Loan, 4.50% (1 mo. USD LIBOR + 3.75%), due 08/01/25(b)	359,925

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Bank Loans — continued
30,800	Western Dental Services Inc., 2021 Delayed Draw Term Loan (1 mo. USD LIBOR + 4.50%), due 08/11/28(b)	30,822
1,080,000	Western Dental Services Inc., 2021 Term Loan B, 5.25% (1 mo. USD LIBOR + 4.50%), due 08/11/28(b)	1,080,787
130,000	Whatabrands LLC, 2021 Term Loan B, 3.75% (1 mo. USD LIBOR + 3.25%), due 08/03/28(b)	130,032
495,418	William Morris Endeavor Entertainment, LLC, 2018 1st Lien Term Loan, 2.84% (1 mo. USD LIBOR + 2.75%), due 05/18/25(b)	486,439
1,082,159	Windstream Services, LLC, 2020 Exit Term Loan B, 7.25% (1 mo. USD LIBOR + 6.25%), due 09/21/27(b)	1,088,077
740,000	Worldwide Express Operations, LLC, 2021 1st Lien Term Loan, 5.00% (2 mo. USD LIBOR + 4.25%), due 07/26/28(b)	743,032
515,769	WP CityMD Bidco LLC, 2021 Term Loan B, 4.50% (6 mo. USD LIBOR + 3.75%), due 08/13/26(b)	518,026
761,685	WP CPP Holdings, LLC, 2018 Term Loan, 4.75% (3 mo. USD LIBOR + 3.75%), due 04/30/25(b)	741,690
1,000,000	WP CPP Holdings, LLC, 2018 Term Loan, TBD, due 04/30/25(g)	973,750

		158,640,110

	Convertible Debt — 1.3%
1,605,000	Aerie Pharmaceuticals, Inc., 1.50%, due 10/01/24	1,458,544
100,000	Alteryx, Inc., 0.50%, due 08/01/24	95,329
90,000	Alteryx, Inc., 1.00%, due 08/01/26	83,475
30,000	American Eagle Outfitters, Inc., 3.75%, due 04/15/25	92,157
80,000	Apollo Commercial Real Estate Finance, Inc. REIT, 5.38%, due 10/15/23	80,950
95,000	Bill.com Holdings, Inc., 0.00%, due 12/01/25(h) 144A	169,020
745,000	BioMarin Pharmaceutical, Inc., 1.25%, due 05/15/27	749,338
75,000	Burlington Stores, Inc., 2.25%, due 04/15/25	109,313
240,000	Cheesecake Factory, Inc. (The), 0.38%, due 06/15/26	229,800
105,000	Datadog, Inc., 0.13%, due 06/15/25	173,869
40,000	Dick’s Sporting Goods, Inc., 3.25%, due 04/15/25	146,925
545,000	DISH Network Corp., 0.00%, due 12/15/25(h) 144A	654,000
790,000	DISH Network Corp., 3.38%, due 08/15/26	823,180
120,000	DocuSign, Inc., 0.00%, due 01/15/24(h) (i) 144A	125,760
440,000	DraftKings, Inc., 1.98%, due 03/15/28(h) 144A	389,620
135,000	Enphase Energy, Inc., 1.17%, due 03/01/28(h) 144A	125,550
55,000	Envista Holdings Corp., 2.38%, due 06/01/25	114,654
110,000	Expedia Group, Inc., 0.00%, due 02/15/26(h) (i) 144A	119,312
145,000	Ford Motor Co., 0.00%, due 03/15/26(h) 144A	157,053
76,000	Gannett Co., Inc., 6.00%, due 12/01/27	103,287
590,000	Granite Point Mortgage Trust, Inc. REIT, 5.63%, due 12/01/22 144A	590,000
350,000	Halozyme Therapeutics, Inc., 0.25%, due 03/01/27 144A	318,806
60,000	HubSpot, Inc., 0.38%, due 06/01/25	145,507
100,000	Illumina, Inc., 0.00%, due 08/15/23(h) (i)	116,675
105,000	J2 Global, Inc., 1.75%, due 11/01/26 144A	131,935
140,000	Liberty Latin America, Ltd., 2.00%, due 07/15/24(i)	142,800
30,000	MercadoLibre, Inc., 2.00%, due 08/15/28	114,807
100,000	Microchip Technology, Inc., 0.13%, due 11/15/24	113,544
85,000	Middleby Corp. (The), 1.00%, due 09/01/25	121,465
75,000	MongoDB, Inc., 0.25%, due 01/15/26	171,177

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Convertible Debt — continued
100,000		NortonLifeLock, Inc., 2.00%, due 08/15/22 144A	128,200
120,000		Nutanix, Inc., 0.00%, due 01/15/23(h)	126,054
690,000		ON Semiconductor Corp., 0.00%, due 05/01/27(h) (i) 144A	819,842
105,000		Pegasystems, Inc., 0.75%, due 03/01/25	118,530
80,000		Pioneer Natural Resources Co., 0.25%, due 05/15/25	129,520
40,000		Sea, Ltd., 2.38%, due 12/01/25	142,184
105,000		Shopify, Inc., 0.13%, due 11/01/25	129,045
120,000		Snap, Inc., 0.00%, due 05/01/27(h) 144A	138,489
1,250,000		SoFi Technologies, Inc., 0.00%, due 10/15/26(h)	1,250,000
560,000		Spirit Airlines, Inc., 1.00%, due 05/15/26(i)	527,473
40,000		Splunk, Inc., 1.13%, due 06/15/27	39,425
70,000		Square, Inc., 0.13%, due 03/01/25	142,266
30,000		Teradyne, Inc., 1.25%, due 12/15/23	103,725
145,000		Twitter, Inc., 1.59%, due 03/15/26(h) 144A	135,334
110,000		Vishay Intertechnology, Inc., 2.25%, due 06/15/25	113,553

			12,011,492

		Corporate Debt — 32.9%
150,000		AbbVie, Inc., 4.05%, due 11/21/39	172,556
290,000		ABN AMRO Bank NV, 4.75%, due 07/28/25 144A	321,979
290,000		Acuris Finance US, Inc./Acuris Finance SARL, 5.00%, due 05/01/28 144A	288,949
370,000		AdaptHealth LLC, 4.63%, due 08/01/29 144A	370,185
190,000		AdaptHealth LLC, 5.13%, due 03/01/30 144A	190,359
270,000		AdaptHealth LLC, 6.13%, due 08/01/28 144A	287,343
245,000	EUR	Adevinta ASA, 3.00%, due 11/15/27 144A	292,526
1,040,000	EUR	Adient Global Holdings, Ltd., 3.50%, due 08/15/24(j)	1,217,301
680,000		Adtalem Global Education, Inc., 5.50%, due 03/01/28 144A	687,306
270,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, due 09/15/23	287,752
1,325,000		Aeropuerto Internacional de Tocumen SA, 4.00%, due 08/11/41 144A	1,364,167
250,000		AES Corp. (The), 2.45%, due 01/15/31	246,891
1,000,000		AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	1,032,250
240,000		Air Canada, 3.88%, due 08/15/26 144A	242,472
2,170,000		Akbank TAS, 6.80%, due 02/06/26 144A	2,265,892
570,000		Akumin, Inc., 7.00%, due 11/01/25(i) 144A	553,809
1,355,000		Alibaba Group Holding, Ltd., 3.15%, due 02/09/51	1,271,401
410,000		Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, due 02/15/28 144A	421,630
500,000		Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 06/01/29 144A	494,060
310,000		Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, due 06/01/28 144A	309,420
1,080,000		Altice France Holding SA, 10.50%, due 05/15/27 144A	1,182,438
370,000		Altice France SA, 5.13%, due 07/15/29 144A	363,283
220,000		Altice France SA, 7.38%, due 05/01/26 144A	228,547
480,000		Altria Group, Inc., 5.95%, due 02/14/49	608,791
365,000		Ambience Merger Sub, Inc., 4.88%, due 07/15/28 144A	365,462
6,650,000	MXN	America Movil SAB de CV, 7.13%, due 12/09/24	319,755
350,000		American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, due 04/20/26 144A	368,375
320,000		American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, due 04/20/29 144A	345,200
190,000		American Axle & Manufacturing, Inc., 5.00%, due 10/01/29(i)	185,155
220,000		American Express Co., 4.05%, due 12/03/42	263,019

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
270,000		American Finance Trust, Inc./American Finance Operating Partner LP, 4.50%, due 09/30/28 144A	270,000
761,510		American News Co. LLC, 8.50% (8.50% Cash or 10.00% PIK), due 09/01/26 144A	879,102
1,715,000		American Tower Corp. REIT, 2.30%, due 09/15/31	1,692,029
445,000		Anglo American Capital Plc, 2.88%, due 03/17/31 144A	446,998
295,000		Anglo American Capital Plc, 3.95%, due 09/10/50 144A	316,357
685,000		AngloGold Ashanti Holdings Plc, 3.75%, due 10/01/30(i)	703,403
380,000		Antares Holdings, LP, 3.95%, due 07/15/26 144A	400,701
1,080,000		Antero Resources Corp., 5.38%, due 03/01/30 144A	1,138,752
470,000		Apollo Commercial Real Estate Finance, Inc. REIT, 4.63%, due 06/15/29 144A	456,516
235,000		ArcelorMittal SA, 7.00%, due 10/15/39(d)	331,928
970,000	EUR	ARD Finance SA, 5.00% (5.00% Cash/5.75% PIK), due 06/30/27(j)	1,169,956
280,000	EUR	ARD Finance SA, 5.00% (5.00% Cash/5.75% PIK), due 06/30/27 144A	337,719
2,285,000		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance Plc, 4.00%, due 09/01/29(i) 144A	2,313,562
650,000		Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 5.25%, due 04/30/25 144A	679,594
715,714		Ardonagh Midco 2 Plc, 11.50% (11.50% Cash or 12.75% PIK), due 01/15/27 144A	784,426
1,370,000		Ares Capital Corp., 2.88%, due 06/15/28	1,388,827
900,000		Ashtead Capital, Inc., 2.45%, due 08/12/31 144A	885,417
557,000		AT&T, Inc., 3.50%, due 09/15/53	552,369
390,000		Australia & New Zealand Banking Group, Ltd., 2.95% (5 yr. CMT + 1.29%), due 07/22/30(b) 144A	405,562
60,000		AutoNation, Inc., 4.75%, due 06/01/30	70,031
160,000		Aviation Capital Group LLC, 5.50%, due 12/15/24 144A	179,384
250,000		Avolon Holdings Funding, Ltd., 4.25%, due 04/15/26 144A	269,010
160,000		Avolon Holdings Funding, Ltd., 5.13%, due 10/01/23 144A	171,968
800,000		B3 SA - Brasil Bolsa Balcao, 4.13%, due 09/20/31 144A	784,800
490,000		Baidu, Inc., 2.38%, due 10/09/30	481,094
330,000		Ball Corp., 3.13%, due 09/15/31	326,313
200,000	EUR	Banco Bilbao Vizcaya Argentaria SA, 5.88% (5 yr. EUR swap annual + 5.66%)(b) (i) (j) (k)	248,676
890,000		Banco Mercantil del Norte SA, 7.50% (10 yr. CMT + 5.47%)(b) (k) 144A	993,596
610,000		Banco Mercantil del Norte SA, 7.63% (10 yr. CMT + 5.35%)(b) (k) 144A	681,141
400,000		Banco Santander SA, 2.75%, due 12/03/30	398,313
600,000		Banco Santander SA, 2.96%, due 03/25/31	617,657
1,715,000		Bank of Ireland Group Plc, 2.03% (1 yr. CMT + 1.10%), due 09/30/27(b) 144A	1,715,928
720,000		Barclays Plc, 4.38% (5 yr. CMT + 3.41%)(b) (k)	721,296
200,000		Barclays Plc, 5.09% (3 mo. USD LIBOR + 3.05%), due 06/20/30(b)	230,937
535,000	GBP	Barclays Plc, 6.38% (5 yr. UK Government Bond + 6.02%)(b) (j) (k)	796,900
350,000		Barclays Plc, 8.00% (5 yr. CMT + 5.67%)(b) (k)	395,502
240,000	EUR	Barclays Plc, (MTN), 2.00% (5 yr. EUR swap annual + 1.90%), due 02/07/28(b) (i) (j)	284,769
700,000		Bath & Body Works, Inc., 5.25%, due 02/01/28	772,975
420,000		Bath & Body Works, Inc., 6.63%, due 10/01/30 144A	477,225
550,000		Bausch Health Americas, Inc., 8.50%, due 01/31/27 144A	586,547
90,000		Bausch Health Americas, Inc., 9.25%, due 04/01/26 144A	96,230
30,000		Bausch Health Cos., Inc., 9.00%, due 12/15/25 144A	31,702
1,090,000		Bed Bath & Beyond, Inc., 5.17%, due 08/01/44	940,098
1,362,000		Berry Petroleum Co. LLC, 7.00%, due 02/15/26 144A	1,389,371
850,000		Bimbo Bakeries USA, Inc., 4.00%, due 05/17/51 144A	923,199
180,000		Blackboard, Inc., 10.38%, due 11/15/24 144A	190,125
840,000		BlackRock TCP Capital Corp., 2.85%, due 02/09/26	859,624

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
1,585,000		Blackstone Holdings Finance Co. LLC, 2.00%, due 01/30/32 144A	1,523,981
885,000		Blackstone Secured Lending Fund, 2.85%, due 09/30/28 144A	879,659
740,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, due 12/15/25 144A	801,050
850,000		BNP Paribas SA, 2.16% (SOFR + 1.22%), due 09/15/29(b) 144A	842,607
1,285,000		BNP Paribas SA, 4.50% (5 yr. CMT + 2.94%)(b) (i) (k) 144A	1,287,474
230,000		Boeing Co. (The), 2.20%, due 02/04/26	231,747
50,000		Boeing Co. (The), 2.70%, due 02/01/27	51,780
260,000		Boeing Co. (The), 3.25%, due 02/01/35	260,253
430,000		Boeing Co. (The), 5.15%, due 05/01/30	504,947
570,000		Boeing Co. (The), 5.93%, due 05/01/60	780,208
610,000		Boyne USA, Inc., 4.75%, due 05/15/29 144A	630,587
440,000		Braskem Netherlands Finance BV, 4.50%, due 01/10/28 144A	468,006
1,335,000		Brixmor Operating Partnership, LP REIT, 2.50%, due 08/16/31	1,316,882
1,620,000		Brunswick Corp., 2.40%, due 08/18/31	1,568,290
415,000		Caesars Entertainment, Inc., 4.63%, due 10/15/29 144A	420,706
685,000		Caesars Entertainment, Inc., 8.13%, due 07/01/27 144A	770,950
750,000		Carnival Corp., 9.88%, due 08/01/27 144A	866,521
790,000		Carnival Plc, 7.88%, due 06/01/27	933,231
250,000		Carriage Purchaser, Inc., 7.88%, due 10/15/29 144A	249,578
490,000		Carrols Restaurant Group, Inc., 5.88%, due 07/01/29(i) 144A	461,872
485,000		Carvana Co., 5.63%, due 10/01/25 144A	501,992
120,000		Carvana Co., 5.88%, due 10/01/28 144A	124,075
545,000	EUR	Catalent Pharma Solutions, Inc., 2.38%, due 03/01/28(j)	640,765
765,000	EUR	Catalent Pharma Solutions, Inc., 2.38%, due 03/01/28 144A	899,422
355,000		Caterpillar, Inc., 3.25%, due 04/09/50	386,749
3,320,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 02/01/31 144A	3,381,752
1,500,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 05/01/32	1,546,875
245,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, due 03/01/30 144A	256,448
770,000		Celulosa Arauco y Constitucion SA, 5.15%, due 01/29/50(i) 144A	872,995
480,000		Cemex SAB de CV, 3.88%, due 07/11/31 144A	480,888
1,390,000		Cemex SAB de CV, 5.13% (5 yr. CMT + 4.53%)(b) (k) 144A	1,417,466
1,255,000		Cemex SAB de CV, 5.20%, due 09/17/30 144A	1,349,501
83,000		Cenovus Energy, Inc., 5.38%, due 07/15/25	94,575
200,000		Century Communities, Inc., 3.88%, due 08/15/29 144A	202,250
50,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, due 03/01/42(e)	48,972
1,495,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 3.90%, due 06/01/52	1,491,860
250,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.13%, due 07/01/49	294,584
100,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 04/01/38	120,836
185,000		Chevron Corp., 3.08%, due 05/11/50	191,764
620,000		CHS/Community Health Systems, Inc., 6.13%, due 04/01/30 144A	603,285
880,000		CHS/Community Health Systems, Inc., 6.88%, due 04/15/29 144A	883,287
160,000		Cigna Corp., 4.80%, due 08/15/38	195,974
653,861	EUR	Cirsa Finance International SARL, 6.25%, due 12/20/23(j)	770,469
110,000		Citigroup, Inc., 4.65%, due 07/30/45	140,119
97,000		Citigroup, Inc., 5.30%, due 05/06/44	129,274
170,000		Citigroup, Inc., 6.30% (3 mo. USD LIBOR + 3.42%)(b) (k)	183,940
745,000		Clarivate Science Holdings Corp., 4.88%, due 07/01/29 144A	747,384

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
930,000		Clear Channel Outdoor Holdings, Inc., 7.50%, due 06/01/29 144A	968,362
550,000		Coinbase Global, Inc., 3.63%, due 10/01/31(i) 144A	523,531
800,000		Colgate Energy Partners III LLC, 5.88%, due 07/01/29 144A	807,016
635,000		Colombia Telecomunicaciones SA ESP, 4.95%, due 07/17/30 144A	666,280
1,620,000		Comcast Corp., 2.99%, due 11/01/63 144A	1,521,358
380,000		Comcast Corp., 4.25%, due 10/15/30	442,844
780,000		Commercial Metals Co., 3.88%, due 02/15/31	785,288
1,600,000	EUR	Commerzbank AG, 6.13% (5 yr. EUR swap annual + 6.36%)(b) (j) (k)	2,037,434
226,000		CommScope Technologies LLC, 6.00%, due 06/15/25 144A	229,108
770,000		CommScope, Inc., 8.25%, due 03/01/27 144A	806,941
400,000	EUR	Cooperatieve Rabobank UA, 4.63% (5 yr. EUR swap annual + 4.10%)(b) (j) (k)	511,097
1,030,000		CoreCivic, Inc., 8.25%, due 04/15/26(i)	1,052,001
375,000		Credit Agricole SA, 7.88% (5 yr. USD swap + 4.90%)(b) (k) 144A	418,680
380,000		Credit Agricole SA, 8.13% (5 yr. USD swap + 6.19%)(b) (k) 144A	459,890
1,015,000		Credit Suisse Group AG, 4.50% (5 yr. CMT + 3.55%)(b) (i) (k) 144A	997,237
265,000		Credit Suisse Group AG, 7.25% (5 yr. USD ICE swap + 4.33%)(b) (k) 144A	293,779
200,000		Credit Suisse Group AG, 7.50% (5 yr. USD swap + 4.60%)(b) (k) 144A	214,350
240,000		Crown Castle International Corp. REIT, 3.30%, due 07/01/30	255,953
320,000		CSC Holdings LLC, 4.50%, due 11/15/31 144A	316,400
390,000		CSC Holdings LLC, 6.50%, due 02/01/29 144A	422,838
90,000		CVS Health Corp., 4.78%, due 03/25/38	110,459
90,000		CVS Health Corp., 5.05%, due 03/25/48	116,051
30,000		DCP Midstream Operating, LP, 5.63%, due 07/15/27	34,163
130,000		DCP Midstream Operating, LP, 6.75%, due 09/15/37 144A	167,947
300,000		DCP Midstream, LP, 7.38% (3 mo. USD LIBOR + 5.15%)(b) (k)	292,500
440,000		Dell International LLC/EMC Corp., 6.20%, due 07/15/30	563,431
1,350,000		Dell International LLC/EMC Corp., 8.35%, due 07/15/46	2,193,688
640,000		Delta Air Lines, Inc., 7.00%, due 05/01/25 144A	746,644
30,000		Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, due 10/20/28 144A	33,469
660,000		Deutsche Bank AG, 3.73% (SOFR + 2.76%), due 01/14/32(b)	681,973
400,000		Deutsche Bank AG, 4.79% (5 yr. USD swap + 4.36%)(b) (j) (k)	404,246
400,000		Deutsche Bank AG, 7.50% (5 yr. USD swap + 5.00%)(b) (i) (k)	440,772
130,000		Diamondback Energy, Inc., 3.50%, due 12/01/29	139,113
460,000		DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.88%, due 08/15/27 144A	480,700
820,000		DISH DBS Corp., 5.13%, due 06/01/29	804,539
340,000		DISH DBS Corp., 7.75%, due 07/01/26	384,362
240,000		Diversified Healthcare Trust REIT, 4.75%, due 02/15/28	241,200
350,000		Diversified Healthcare Trust REIT, 9.75%, due 06/15/25	383,250
1,200,000		Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, due 02/15/23 144A	1,255,500
540,000		DP World Plc, 5.63%, due 09/25/48 144A	668,250
295,000		eBay, Inc., 4.00%, due 07/15/42	331,419
2,685,000		Empresa Nacional del Petroleo, 3.45%, due 09/16/31(i) 144A	2,641,704
410,000		Endeavor Energy Resources, LP/EER Finance, Inc., 5.75%, due 01/30/28 144A	432,038
240,000		Endeavor Energy Resources, LP/EER Finance, Inc., 6.63%, due 07/15/25 144A	253,200
520,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50%, due 07/31/27(i) 144A	521,877
490,000		Endo Luxembourg Finance Co. I SARL/Endo US, Inc., 6.13%, due 04/01/29 144A	490,664
755,000		Enel Finance International NV, 2.88%, due 07/12/41 144A	736,397
980,000		Energean Israel Finance, Ltd., 5.88%, due 03/30/31(j) 144A	1,008,772
1,065,000	EUR	Energizer Gamma Acquisition BV, 3.50%, due 06/30/29	1,227,260
120,000		Energy Transfer, LP, 5.35%, due 05/15/45	140,183

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
50,000		Energy Transfer, LP, 6.25%, due 04/15/49	65,804
1,465,000		ENN Clean Energy International Investment, Ltd., 3.38%, due 05/12/26 144A	1,476,839
395,000		Enstar Group, Ltd., 3.10%, due 09/01/31	389,089
205,000		Enstar Group, Ltd., 4.95%, due 06/01/29	233,208
140,000		Enterprise Products Operating LLC, 3.70%, due 01/31/51	148,399
160,000		Enterprise Products Operating LLC, 3.95%, due 01/31/60	173,685
265,000		EPR Properties REIT, 3.75%, due 08/15/29	273,393
150,000		EQM Midstream Partners, LP, 6.00%, due 07/01/25 144A	164,618
140,000		EQM Midstream Partners, LP, 6.50%, due 07/01/27 144A	157,640
105,000		EQT Corp., 3.13%, due 05/15/26 144A	107,769
140,000		EQT Corp., 3.63%, due 05/15/31 144A	146,055
810,000		EQT Corp., 3.90%, due 10/01/27	877,728
330,000		EQT Corp., 7.50%, due 02/01/30(d)	425,189
500,000		First Quantum Minerals, Ltd., 6.88%, due 03/01/26 144A	520,625
1,340,000		First Quantum Minerals, Ltd., 6.88%, due 10/15/27 144A	1,418,846
130,000		FirstEnergy Corp., 7.38%, due 11/15/31	177,913
600,000		Five Point Operating Co., LP/Five Point Capital Corp., 7.88%, due 11/15/25 144A	627,750
650,000		Ford Motor Co., 8.50%, due 04/21/23	715,773
390,000		Ford Motor Credit Co. LLC, 2.90%, due 02/16/28	390,000
820,000		Ford Motor Credit Co. LLC, 3.63%, due 06/17/31	826,150
380,000		Ford Motor Credit Co. LLC, 4.00%, due 11/13/30	395,675
1,000,000		Freeport Minerals Corp., 7.13%, due 11/01/27	1,268,150
455,000		Freeport-McMoRan, Inc., 4.63%, due 08/01/30	492,537
280,000		Gartner, Inc., 3.63%, due 06/15/29 144A	282,478
290,000		Gartner, Inc., 3.75%, due 10/01/30 144A	298,831
590,000		Gazprom PJSC Via Gaz Capital SA, 4.95%, due 03/23/27 144A	654,721
1,200,000		GEMS MENASA Cayman, Ltd./GEMS Education Delaware LLC, 7.13%, due 07/31/26 144A	1,231,962
83,000		General Electric Co., (MTN), 6.88%, due 01/10/39	123,849
155,000		General Motors Co., 5.20%, due 04/01/45	189,075
50,000		GEO Group, Inc. (The) REIT, 5.13%, due 04/01/23(i)	47,186
890,000		GEO Group, Inc. (The) REIT, 5.88%, due 10/15/24	740,298
150,000		GEO Group, Inc. (The) REIT, 6.00%, due 04/15/26(i)	118,125
200,000		GFL Environmental, Inc., 5.13%, due 12/15/26 144A	210,272
1,066,194		Global Aircraft Leasing Co., Ltd., 6.50% (6.50% Cash or 7.25% PIK), due 09/15/24 144A	1,048,868
280,000		Global Atlantic Fin Co., 4.40%, due 10/15/29 144A	307,859
2,555,000		Gold Fields Orogen Holdings BVI, Ltd., 6.13%, due 05/15/29 144A	2,998,931
190,000		Goldman Sachs Group, Inc. (The), 5.15%, due 05/22/45	249,459
810,000		Granite US Holdings Corp., 11.00%, due 10/01/27(i) 144A	887,971
850,000		H&E Equipment Services, Inc., 3.88%, due 12/15/28 144A	847,747
420,000		Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd., 5.75%, due 01/20/26 144A	439,950
500,000		HCA, Inc., 3.50%, due 09/01/30	530,195
80,000		Healthpeak Properties, Inc. REIT, 3.50%, due 07/15/29	87,594
255,000		Helmerich & Payne, Inc., 2.90%, due 09/29/31 144A	255,814
125,000		Hess Midstream Operations, LP, 5.13%, due 06/15/28 144A	130,725
975,000		Hexion, Inc., 7.88%, due 07/15/27(i) 144A	1,042,031
50,000		Hill-Rom Holdings, Inc., 4.38%, due 09/15/27 144A	52,345
1,435,000		HSBC Holdings Plc, 4.60% (5 yr. CMT + 3.65%)(b) (k)	1,438,157
250,000	EUR	HSBC Holdings Plc, 5.25% (5 yr. EUR swap annual + 4.38%)(b) (j) (k)	299,348

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
190,000	EUR	HSE Finance SARL, 5.63%, due 10/15/26 144A	229,397
1,340,000		HTA Group, Ltd., 7.00%, due 12/18/25 144A	1,413,445
260,000		Hudbay Minerals, Inc., 4.50%, due 04/01/26 144A	257,725
610,000		Hudbay Minerals, Inc., 6.13%, due 04/01/29 144A	639,768
280,000		iHeartCommunications, Inc., 4.75%, due 01/15/28 144A	288,890
320,000		iHeartCommunications, Inc., 5.25%, due 08/15/27 144A	332,899
145,000		iHeartCommunications, Inc., 6.38%, due 05/01/26	153,178
740,000		IHS Netherlands Holdco BV, 8.00%, due 09/18/27(j)	792,725
850,000		IHS Netherlands Holdco BV, 7.13%, due 03/18/25 144A	877,625
3,120,000		IHS Netherlands Holdco BV, 8.00%, due 09/18/27 144A	3,342,300
810,000		Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 07/01/28 144A	894,090
265,000	EUR	IMA Industria Macchine Automatiche SpA, 3.75%, due 01/15/28 144A	310,032
1,190,000		Independence Energy Finance LLC, 7.25%, due 05/01/26 144A	1,227,199
415,000		Intesa Sanpaolo SpA, 4.00%, due 09/23/29 144A	453,276
1,450,000		Intesa Sanpaolo SpA, 4.95%, due 06/01/42 144A	1,504,731
350,000		Intesa Sanpaolo SpA, 5.71%, due 01/15/26 144A	392,855
590,000		Intesa Sanpaolo SpA, 7.70% (5 yr. USD swap + 5.46%)(b) (i) (k) 144A	668,110
570,000		Itau Unibanco Holding SA, 3.88% (5 yr. CMT + 3.45%), due 04/15/31(b) 144A	553,342
2,499,000		Itau Unibanco Holding SA, 4.63% (5 yr. CMT + 3.22%)(b) (i) (k) 144A	2,392,243
225,000		Jazz Securities DAC, 4.38%, due 01/15/29 144A	233,449
2,080,000		JBS Finance Luxembourg SARL, 3.63%, due 01/15/32 144A	2,121,621
622,163		K2016470219 South Africa, Ltd., 3.00% (3.00% Cash or PIK), due 12/31/22(c)	1,938
198,302		K2016470260 South Africa, Ltd., 25.00% (25.00% Cash or PIK), due 12/31/22(c)	516
660,000		KazMunayGas National Co. JSC, 4.75%, due 04/19/27 144A	739,358
790,000		KazTransGas JSC, 4.38%, due 09/26/27 144A	872,294
1,770,000		Kenbourne Invest SA, 4.70%, due 01/22/28 144A	1,782,832
915,000		Kernel Holding SA, 6.75%, due 10/27/27 144A	978,318
1,005,000		Kosmos Energy, Ltd., 7.13%, due 04/04/26(i) 144A	987,106
30,000		Las Vegas Sands Corp., 3.20%, due 08/08/24	30,811
425,000		Lazard Group LLC, 4.38%, due 03/11/29	481,773
650,000		Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, due 02/01/26 144A	667,309
35,000		Lennar Corp., 4.50%, due 04/30/24	37,887
120,000		Lennar Corp., 4.75%, due 11/15/22(d)	124,176
560,000		Lennar Corp., 4.88%, due 12/15/23	604,817
460,000		Leviathan Bond, Ltd., 6.50%, due 06/30/27(j) 144A	506,738
120,000		Liberty Interactive LLC, 8.25%, due 02/01/30	133,692
320,000		Liberty Interactive LLC, 8.50%, due 07/15/29	365,053
1,610,000		Liberty Mutual Group, Inc., 4.13% (5 yr. CMT + 3.32%), due 12/15/51(b) 144A	1,655,502
1,590,000		Liberty Mutual Group, Inc., 4.30%, due 02/01/61(i) 144A	1,513,713
1,340,000		Liquid Telecommunications Financing Plc, 5.50%, due 09/04/26 144A	1,389,861
250,000	EUR	Lloyds Banking Group Plc, 4.95% (5 yr. EURIBOR + 5.29%)(b) (i) (j) (k)	317,997
220,000		LSF11 A5 Holdco LLC, 6.63%, due 10/15/29 144A	220,000
400,000		Lukoil International Finance BV, 4.75%, due 11/02/26 144A	444,299
630,000		Madison IAQ LLC, 5.88%, due 06/30/29 144A	635,547
700,000		Mclaren Finance Plc, 7.50%, due 08/01/26 144A	712,239
130,000		MDC Holdings, Inc., 6.00%, due 01/15/43	163,919
440,000		MEG Energy Corp., 5.88%, due 02/01/29 144A	450,648
210,000		MEG Energy Corp., 7.13%, due 02/01/27 144A	220,752
620,000		MEGlobal Canada ULC, 5.88%, due 05/18/30 144A	763,343
320,000		Melco Resorts Finance, Ltd., 5.38%, due 12/04/29 144A	325,760

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
800,000		MercadoLibre, Inc., 3.13%, due 01/14/31	773,008
985,000		Michaels Cos, Inc. (The), 5.25%, due 05/01/28 144A	1,017,259
1,470,000		Michaels Cos, Inc. (The), 7.88%, due 05/01/29 144A	1,529,498
210,000		Midcap Financial Issuer Trust, 5.63%, due 01/15/30 144A	208,271
710,000		Midcap Financial Issuer Trust, 6.50%, due 05/01/28 144A	742,603
247,000		Millicom International Cellular SA, 4.50%, due 04/27/31 144A	258,684
2,295,000		Millicom International Cellular SA, 6.25%, due 03/25/29 144A	2,515,894
170,000		Minerals Technologies, Inc., 5.00%, due 07/01/28 144A	176,588
1,040,000		Moody’s Corp., 2.00%, due 08/19/31	1,018,910
1,625,000		Mozart Debt Merger SUB, Inc., 3.88%, due 04/01/29	1,625,000
1,180,000		Mozart Debt Merger SUB, Inc., 5.25%, due 10/01/29 144A	1,180,000
630,000		MPH Acquisition Holdings LLC, 5.75%, due 11/01/28(i) 144A	594,399
500,000		MPT Operating Partnership, LP/MPT Finance Corp. REIT, 3.50%, due 03/15/31	510,625
160,000	GBP	MPT Operating Partnership, LP/MPT Finance Corp. REIT, 3.69%, due 06/05/28	230,220
120,000		MSCI, Inc., 3.25%, due 08/15/33 144A	121,525
295,000		Mylan, Inc., 5.40%, due 11/29/43	365,568
400,000		Nationstar Mortgage Holdings, Inc., 5.50%, due 08/15/28 144A	412,542
245,000		Natwest Group Plc, 4.27% (3 mo. USD LIBOR + 1.76%), due 03/22/25(b)	264,449
1,120,000	GBP	Natwest Group Plc, 4.50% (5 yr. UK Government Bond + 3.99%)(b) (k)	1,546,222
170,000		Navient Corp., (MTN), 5.63%, due 08/01/33	161,996
235,000		NBM US Holdings, Inc., 7.00%, due 05/14/26 144A	250,334
470,000		NCL Corp., Ltd., 10.25%, due 02/01/26 144A	540,100
910,000		NCL Corp., Ltd., 12.25%, due 05/15/24 144A	1,074,937
340,000		NCR Corp., 5.13%, due 04/15/29 144A	351,050
580,000		Netflix, Inc., 6.38%, due 05/15/29	734,425
715,000		New Metro Global, Ltd., 4.50%, due 05/02/26(j)	656,937
1,635,000		Nexstar Media, Inc., 5.63%, due 07/15/27 144A	1,731,833
390,000		NGPL PipeCo LLC, 7.77%, due 12/15/37 144A	559,984
1,355,000		Nielsen Finance LLC/Nielsen Finance Co., 5.88%, due 10/01/30 144A	1,428,333
790,000		NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, due 04/01/26 144A	839,375
420,000		NMI Holdings, Inc., 7.38%, due 06/01/25 144A	479,913
915,000		Nomura Holdings, Inc., 2.61%, due 07/14/31	912,428
690,000		Nordstrom, Inc., 4.25%, due 08/01/31(i)	699,629
230,000		Northern Oil and Gas, Inc., 8.13%, due 03/01/28 144A	246,077
400,000		Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, due 11/01/22(c) (l)	520
160,000	EUR	Novelis Sheet Ingot GmbH, 3.38%, due 04/15/29 144A	193,726
430,000		NRG Energy, Inc., 3.63%, due 02/15/31 144A	422,905
590,000		Oasis Petroleum, Inc., 6.38%, due 06/01/26 144A	618,984
180,000		Occidental Petroleum Corp., 5.43%, due 10/10/36(h)	97,965
30,000		Occidental Petroleum Corp., 6.45%, due 09/15/36	37,781
2,975,000		OCP SA, 5.13%, due 06/23/51 144A	2,954,547
580,000		Olympus Water US Holding Corp., 4.25%, due 10/01/28(e) 144A	572,306
225,000		Olympus Water US Holding Corp., 6.25%, due 10/01/29(e) 144A	223,245
245,000		OneMain Finance Corp., 5.38%, due 11/15/29	265,850
1,240,000		Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, due 04/30/31 144A	1,303,984
950,000		Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, due 03/15/30 144A	953,204
590,000		Oversea-Chinese Banking Corp., Ltd., (MTN), 4.25%, due 06/19/24(j)	638,720
240,000		Pactiv LLC, 8.38%, due 04/15/27	275,492
1,315,000		Papa John’s International, Inc., 3.88%, due 09/15/29 144A	1,310,069
580,000	EUR	Paprec Holding SA, 3.50%, due 07/01/28 144A	685,309
860,000		Park-Ohio Industries, Inc., 6.63%, due 04/15/27	860,000

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
250,000		Parsley Energy LLC/Parsley Finance Corp., 5.63%, due 10/15/27 144A	267,575
260,000		Pattern Energy Operations, LP/Pattern Energy Operations, Inc., 4.50%, due 08/15/28 144A	271,375
760,000		Paysafe Finance Plc/Paysafe Holdings US Corp., 4.00%, due 06/15/29 144A	728,650
180,000		Penn National Gaming, Inc., 4.13%, due 07/01/29 144A	178,137
550,000		Penn Virginia Escrow LLC, 9.25%, due 08/15/26 144A	558,387
1,260,000		PerkinElmer, Inc., 2.25%, due 09/15/31	1,244,053
1,400,000		Petrobras Global Finance BV, 5.30%, due 01/27/25	1,566,110
450,000		Petrobras Global Finance BV, 6.85%, due 06/05/15(m)	464,848
7,056,900	MXN	Petroleos Mexicanos, 7.19%, due 09/12/24(j)	328,124
300,000		PetSmart, Inc./PetSmart Finance Corp., 4.75%, due 02/15/28 144A	308,625
805,000		PetSmart, Inc./PetSmart Finance Corp., 7.75%, due 02/15/29 144A	879,507
1,880,000		Phosagro OAO Via Phosagro Bond Funding DAC, 2.60%, due 09/16/28 144A	1,878,628
240,000		Plains All American Pipeline, LP, 6.13% (3 mo. USD LIBOR + 4.11%)(b) (k)	218,400
280,000		Playtika Holding Corp., 4.25%, due 03/15/29 144A	281,243
105,000	EUR	PLT VII Finance SARL, 4.63%, due 01/05/26 144A	125,480
880,000		PM General Purchaser LLC, 9.50%, due 10/01/28 144A	930,424
600,000		Precision Drilling Corp., 6.88%, due 01/15/29 144A	627,600
15,000		Precision Drilling Corp., 7.13%, due 01/15/26(i) 144A	15,437
110,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 01/15/28 144A	113,867
280,000		Prosperous Ray, Ltd., 4.63%, due 11/12/23(j)	299,303
680,000		Prosus NV, 3.06%, due 07/13/31 144A	664,624
1,815,000		Prosus NV, 4.03%, due 08/03/50 144A	1,703,903
400,000		QVC, Inc., 5.45%, due 08/15/34	425,894
520,000		Rackspace Technology Global, Inc., 3.50%, due 02/15/28 144A	502,590
575,000		Radian Group, Inc., 6.63%, due 03/15/25	642,562
230,000		Radiology Partners, Inc., 9.25%, due 02/01/28 144A	247,723
400,000		Range Resources Corp., 8.25%, due 01/15/29 144A	450,520
1,170,000		Range Resources Corp., 9.25%, due 02/01/26	1,276,821
1,625,000		Raytheon Technologies Corp., 1.90%, due 09/01/31	1,578,007
410,000		Raytheon Technologies Corp., 3.13%, due 07/01/50	414,914
1,175,000		Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, due 01/15/29 144A	1,220,390
220,000		Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, due 06/15/25 144A	235,224
370,000		Rent-A-Center, Inc, 6.38%, due 02/15/29 144A	399,600
500,000		Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, due 10/15/33(e) 144A	496,875
500,000		Rocket Software, Inc., 6.50%, due 02/15/29 144A	495,690
210,000		Roller Bearing Co. of America, Inc., 4.38%, due 10/15/29(e) 144A	215,513
262,000		Royal Caribbean Cruises, Ltd., 11.50%, due 06/01/25 144A	299,270
516,000		RR Donnelley & Sons Co., 6.13%, due 11/01/26 144A	538,575
3,445,000		Rumo Luxembourg SARL, 4.20%, due 01/18/32 144A	3,376,100
590,000	GBP	Saga Plc, 5.50%, due 07/15/26(j)	782,579
470,000		Sands China, Ltd., 2.30%, due 03/08/27(i) 144A	455,092
200,000		Sands China, Ltd., 5.13%, due 08/08/25	215,602
420,000		Sasol Financing USA LLC, 4.38%, due 09/18/26	426,636
420,000		Sasol Financing USA LLC, 5.50%, due 03/18/31	430,710
340,000		Seagate HDD Cayman, 4.09%, due 06/01/29	357,583
321,000		Seagate HDD Cayman, 4.88%, due 06/01/27	361,590
690,000		Service Properties Trust REIT, 5.50%, due 12/15/27	735,938
400,000		Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, due 11/01/26 144A	418,000
770,000		Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, due 03/01/29 144A	776,772

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
1,480,000		Societe Generale SA, 2.89% (1 yr. CMT + 1.30%), due 06/09/32(b) 144A	1,489,408
1,495,000		Societe Generale SA, 3.63%, due 03/01/41(c)	1,524,964
505,000		Societe Generale SA, 7.38% (5 yr. USD swap + 4.30%)(b) (i) (k) 144A	547,645
556,000		Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, due 09/20/25 144A	624,249
1,170,000		SRM Escrow Issuer LLC, 6.00%, due 11/01/28 144A	1,240,253
695,000		SRS Distribution, Inc., 4.63%, due 07/01/28 144A	709,908
975,000		Standard Chartered Plc, 4.30% (5 yr. CMT + 3.14%)(b) (k) 144A	961,594
755,000		Starwood Property Trust, Inc. REIT, 3.63%, due 07/15/26 144A	761,606
930,000		StoneMor, Inc., 8.50%, due 05/15/29 144A	956,751
240,000		Suburban Propane Partners, LP/Suburban Energy Finance Corp., 5.00%, due 06/01/31 144A	249,300
735,000	EUR	Summer BC Holdco B SARL, 5.75%, due 10/31/26(i) (j)	894,420
220,000	EUR	Summer BC Holdco B SARL, 5.75%, due 10/31/26 144A	267,717
100,000		Summit Materials LLC/Summit Materials Finance Corp., 5.25%, due 01/15/29 144A	105,125
810,000		Sunac China Holdings, Ltd., 7.50%, due 02/01/24(j)	669,836
400,000		Sunnova Energy Corp., 5.88%, due 09/01/26 144A	408,022
540,000		Suzano Austria GmbH, 3.13%, due 01/15/32	522,180
240,000		Suzano Austria GmbH, 3.75%, due 01/15/31	246,840
260,000		Suzano Austria GmbH, 5.75%, due 07/14/26(j)	301,470
830,000		Suzano Austria GmbH, 6.00%, due 01/15/29	975,042
1,190,000		Suzano Austria GmbH, 7.00%, due 03/16/47(j)	1,561,911
360,000		Swire Pacific MTN Financing, Ltd., (MTN), 4.50%, due 10/09/23(j)	386,106
400,000		Switch, Ltd., 3.75%, due 09/15/28 144A	406,500
280,000		Switch, Ltd., 4.13%, due 06/15/29 144A	287,700
415,000		T-Mobile USA, Inc., 4.38%, due 04/15/40	478,638
350,000		Talen Energy Supply LLC, 6.63%, due 01/15/28 144A	325,266
120,000		Talen Energy Supply LLC, 7.25%, due 05/15/27(i) 144A	113,412
330,000		Tallgrass Energy Partners, LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	338,560
835,000		Tap Rock Resources LLC, 7.00%, due 10/01/26 144A	855,875
520,000		Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 4.00%, due 01/15/32 144A	538,044
120,000		Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 5.50%, due 03/01/30	131,363
150,000		Teck Resources, Ltd., 5.40%, due 02/01/43	184,017
60,000		Teck Resources, Ltd., 6.00%, due 08/15/40	78,024
640,000		Teine Energy, Ltd., 6.88%, due 04/15/29 144A	652,333
200,000		Telefonica Emisiones SA, 5.21%, due 03/08/47	249,971
730,000		Tencent Holdings, Ltd., 3.84%, due 04/22/51 144A	760,430
635,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 6.00%, due 01/31/25	796,909
310,000		Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26	297,213
1,020,000		Thermo Fisher Scientific, Inc., 2.80%, due 10/15/41	1,018,923
300,000		Time Warner Cable LLC, 6.75%, due 06/15/39	411,256
100,000		TKC Holdings, Inc., 10.50%, due 05/15/29 144A	109,778
440,000		TopBuild Corp., 3.63%, due 03/15/29 144A	443,850
940,000		TransAlta Corp., 6.50%, due 03/15/40	1,113,425
80,000		Transcontinental Gas Pipe Line Co. LLC, 3.25%, due 05/15/30	85,574
240,000		TransDigm, Inc., 5.50%, due 11/15/27	246,914
740,000		TransDigm, Inc., 6.25%, due 03/15/26 144A	772,375
250,000		TransDigm, Inc., 7.50%, due 03/15/27	262,188
210,000		TransDigm, Inc., 8.00%, due 12/15/25 144A	224,175

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
340,000	Transportadora de Gas del Sur SA, 6.75%, due 05/02/25 144A	317,723
780,000	Triton Water Holdings, Inc., 6.25%, due 04/01/29 144A	793,650
690,000	Turk Telekomunikasyon AS, 6.88%, due 02/28/25 144A	747,822
2,485,000	Turkiye Vakiflar Bankasi TAO, 5.50%, due 10/01/26 144A	2,413,270
460,000	Twitter, Inc., 3.88%, due 12/15/27 144A	491,625
340,000	UBS Group AG, 7.00% (5 yr. USD swap + 4.34%)(b) (k) 144A	371,163
1,970,000	Ulker Biskuvi Sanayi AS, 6.95%, due 10/30/25 144A	2,094,238
990,000	UniCredit SpA, 5.46% (5 yr. CMT + 4.75%), due 06/30/35(b) 144A	1,093,111
555,000	UniCredit SpA, 7.30% (5 yr. USD ICE swap + 4.91%), due 04/02/34(b) 144A	673,306
1,570,000	Unifin Financiera SAB de CV, 8.38%, due 01/27/28 144A	1,500,268
2,535,000	Unifin Financiera SAB de CV, 9.88%, due 01/28/29(i) 144A	2,551,427
170,000	Uniquify, Inc., 6.00%, due 06/15/24 144A	170,920
74,740	United Airlines Pass Through Trust, 4.88%, due 07/15/27	79,261
100,000	United Airlines, Inc., 4.38%, due 04/15/26 144A	102,750
190,000	United Airlines, Inc., 4.63%, due 04/15/29 144A	196,593
680,000	United Rentals North America, Inc., 5.25%, due 01/15/30	745,450
410,000	Univision Communications, Inc., 9.50%, due 05/01/25 144A	445,518
320,000	US Renal Care, Inc., 10.63%, due 07/15/27 144A	340,525
290,000	Utah Acquisition Sub, Inc., 5.25%, due 06/15/46	355,329
540,000	Vale Overseas, Ltd., 6.88%, due 11/10/39	731,295
270,000	Vector Group, Ltd., 10.50%, due 11/01/26 144A	284,513
260,000	Venture Global Calcasieu Pass LLC, 4.13%, due 08/15/31(i) 144A	271,375
1,840,000	VEON Holdings BV, 3.38%, due 11/25/27 144A	1,867,710
420,000	Vericast Corp., 11.00%, due 09/15/26 144A	442,575
490,000	Verizon Communications, Inc., 2.85%, due 09/03/41	479,010
110,000	Verizon Communications, Inc., 3.40%, due 03/22/41	114,983
130,000	Verizon Communications, Inc., 3.55%, due 03/22/51	137,272
300,000	Verizon Communications, Inc., 3.70%, due 03/22/61	317,470
265,000	VF Ukraine PAT via VFU Funding Plc, 6.20%, due 02/11/25(i) 144A	275,356
220,000	Viavi Solutions, Inc., 3.75%, due 10/01/29 144A	220,759
800,000	Victors Merger Corp., 6.38%, due 05/15/29 144A	767,256
130,000	Viking Cruises, Ltd., 7.00%, due 02/15/29 144A	131,672
830,000	Viper Energy Partners, LP, 5.38%, due 11/01/27 144A	867,039
300,000	Virgin Media Secured Finance Plc, 5.50%, due 05/15/29 144A	316,575
290,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.50%, due 06/01/24 144A	315,375
450,000	Vmed O2 UK Financing I Plc, 4.75%, due 07/15/31 144A	460,319
830,000	VOC Escrow, Ltd., 5.00%, due 02/15/28 144A	820,077
730,000	VTR Comunicaciones SpA, 5.13%, due 01/15/28(i) 144A	775,574
1,080,000	VTR Finance NV, 6.38%, due 07/15/28 144A	1,165,714
350,000	WEA Finance LLC/Westfield UK & Europe Finance Plc REIT, 4.75%, due 09/17/44 144A	381,833
260,000	Wells Fargo & Co., (MTN), 5.01% (SOFR + 4.50%), due 04/04/51(b)	349,435
457,000	Wendy’s International LLC, 7.00%, due 12/15/25	515,626
620,000	Western Midstream Operating, LP, 4.35%, due 02/01/25(d)	655,005
470,000	Western Midstream Operating, LP, 5.30%, due 03/01/48	542,589
592,000	Western Midstream Operating, LP, 5.45%, due 04/01/44	681,137
100,000	WeWork Cos., Inc., 7.88%, due 05/01/25 144A	101,752
60,000	Williams Cos., Inc. (The), 8.75%, due 03/15/32	91,887
750,000	WW International, Inc., 4.50%, due 04/15/29(i) 144A	735,234
220,000	Wynn Macau, Ltd., 4.88%, due 10/01/24 144A	214,129
620,000	Wynn Macau, Ltd., 5.13%, due 12/15/29 144A	583,718

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
200,000	Wynn Macau, Ltd., 5.50%, due 01/15/26 144A	194,270
370,000	Wynn Macau, Ltd., 5.63%, due 08/26/28 144A	352,772
500,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, due 04/15/25 144A	528,135
620,000	XPO CNW, Inc., 6.70%, due 05/01/34	761,521
180,000	Yamana Gold, Inc., 4.63%, due 12/15/27	199,519
414,050	YPF SA, 4.00%, due 02/12/26(d) 144A	367,138
85,000	Yum! Brands, Inc., 4.75%, due 01/15/30 144A	92,231
275,000	Yuzhou Group Holdings Co., Ltd., 6.35%, due 01/13/27(j)	177,780
220,000	Yuzhou Group Holdings Co., Ltd., 7.38%, due 01/13/26(j)	146,079
400,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, due 02/01/29(i) 144A	398,514

		303,501,139

	Mortgage Backed Securities — Private Issuers — 5.2%
355,000	BANK, Series 2020-BNK25, Class AS, 2.84%, due 01/15/63	371,691
1,260,000	BBCCRE Trust, Series 2015-GTP, Class F, 4.71%, due 08/10/33(f) 144A	1,176,197
280,000	BBCMS Mortgage Trust, Series 2019-C5, Class A4, 3.06%, due 11/15/52	301,585
345,000	BBCMS Mortgage Trust, Series 2020-C6, Class AS, 2.84%, due 02/15/53	360,675
390,000	BBCMS Trust, Series 2018-CBM, Class D, 2.48% (1 mo. USD LIBOR + 2.39%), due 07/15/37(b) 144A	390,540
250,000	Benchmark Mortgage Trust, Series 2020-B16, Class AM, 2.94%, due 02/15/53(f)	263,127
1,000,000	BHMS, Series 2018-MZB, Class MZB, 6.72% (1 mo. USD LIBOR + 6.64%), due 07/15/25(b) 144A	956,554
460,000	BX Commercial Mortgage Trust, Series 2018-BIOA, Class E, 2.04% (1 mo. USD LIBOR + 1.95%), due 03/15/37(b) 144A	460,690
590,000	BX Commercial Mortgage Trust, Series 2019-IMC, Class E, 2.23% (1 mo. USD LIBOR + 2.15%), due 04/15/34(b) 144A	589,455
690,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class G, 2.95% (1 mo. USD LIBOR + 2.85%), due 09/15/36(b) 144A	695,170
950,000	BX Trust, Series 2018-BILT, Class B, 1.10% (1 mo. USD LIBOR + 1.02%), due 05/15/30(b) 144A	949,818
410,000	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, 5.89%, due 12/15/47(f) 144A	409,501
425,000	CFK Trust, Series 2020-MF2, Class F, 3.57%, due 03/15/39(f) 144A	403,861
300,000	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class A, 1.03% (1 mo. USD LIBOR + 0.95%), due 11/15/36(b) 144A	300,315
190,000	CHT Mortgage Trust, Series 2017-CSMO, Class E, 3.08% (1 mo. USD LIBOR + 3.00%), due 11/15/36(b) 144A	190,447
192,000	Credit Suisse Commercial Mortgage, Series 2018-TOP, Class F, 2.83% (1 mo. USD LIBOR + 2.75%), due 08/15/35(b) 144A	192,190
1,060,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class F, 2.73% (1 mo. USD LIBOR + 2.65%), due 05/15/36(b) 144A	1,063,619
742,500	Credit Suisse Mortgage Trust, Series 2019 RIO, Class B, 8.00% (1 mo. USD LIBOR + 7.00%), due 12/15/21(b) (c)	717,954
300,000	Credit Suisse Mortgage Trust, Series 2019-UVIL, Class A, 3.16%, due 12/15/41 144A	318,300
1,050,000	Credit Suisse Mortgage Trust, Series 2020-TMIC, Class A, 3.25% (1 mo. USD LIBOR + 3.00%), due 12/15/35(b) 144A	1,071,083
450,000	Credit Suisse Mortgage Trust LLC, Series 2014-USA, Class F, 4.37%, due 09/15/37 144A	353,971
487,464	Extended Stay America Trust, Series 2021-ESH, Class F, 3.78% (1 mo. USD LIBOR + 3.70%), due 07/15/38(b) 144A	494,748

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities — Private Issuers — continued
290,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2017-1, Class M1, 4.00%, due 01/25/56(f) 144A	294,119
415,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-3, Class M, 4.75%, due 08/25/57(f) 144A	437,172
280,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-1, Class M, 4.75%, due 07/25/58(f) 144A	293,826
560,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-4, Class M, 4.50%, due 02/25/59(f) 144A	595,181
370,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-1, Class M, 4.25%, due 08/25/59(f) 144A	389,727
640,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-2, Class M, 4.25%, due 11/25/59(f) 144A	670,735
590,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-3, Class M, 4.25%, due 05/25/60(f) 144A	620,639
1,580,000	FHLMC Structured Agency Credit Risk CMO, Series 2020-DNA1, Class B1, 2.39% (1 mo. USD LIBOR + 2.30%), due 01/25/50(b) 144A	1,582,328
274,614	FHLMC Structured Agency Credit Risk CMO, Series 2020-DNA2, Class M2, 1.94% (1 mo. USD LIBOR + 1.85%), due 02/25/50(b) 144A	277,065
1,430,000	FHLMC Structured Agency Credit Risk CMO, Series 2020-DNA3, Class B1, 5.19% (1 mo. USD LIBOR + 5.10%), due 06/25/50(b) 144A	1,497,167
900,000	FHLMC Structured Agency Credit Risk CMO, Series 2020-DNA6, Class B1, 3.05% (SOFR 30-day average + 3.00%), due 12/25/50(b) 144A	913,219
380,000	FHLMC Structured Agency Credit Risk CMO, Series 2021-DNA3, Class B1, 3.55% (SOFR 30-day average + 3.50%), due 10/25/33(b) 144A	398,935
360,000	FHLMC Structured Agency Credit Risk CMO, Series 2021-DNA5, Class B1, 3.10% (SOFR 30-day average + 3.05%), due 01/25/34(b) 144A	368,268
249,421	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2015-HQ1, Class B, 10.84% (1 mo. USD LIBOR + 10.75%), due 03/25/25(b)	257,828
605,000	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2017-HRP1, Class B1, 4.69% (1 mo. USD LIBOR + 4.60%), due 12/25/42(b)	626,238
229,462	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2017-SPI1, Class B, 4.04%, due 09/25/47(f) 144A	224,568
422,770	FHLMC Structured Asset Mortgage Investments II Trust CMO, Series 2005-AR2, Class 2A2, 0.65% (1 mo. USD LIBOR + 0.56%), due 05/25/45(b)	317,513
695,166	FNMA Connecticut Avenue Securities CMO, Series 2014-C04, Class 1M2, 4.99% (1 mo. USD LIBOR + 4.90%), due 11/25/24(b) 144A	721,823
295,760	FNMA Connecticut Avenue Securities CMO, Series 2016-C06, Class 1M2, 4.34% (1 mo. USD LIBOR + 4.25%), due 04/25/29(b) 144A	306,739
440,000	FNMA Connecticut Avenue Securities CMO, Series 2017-C07, Class 1B1, 4.09% (1 mo. USD LIBOR + 4.00%), due 05/25/30(b) 144A	459,936
987,907	FNMA Connecticut Avenue Securities CMO, Series 2017-C07, Class 1M2, 2.49% (1 mo. USD LIBOR + 2.40%), due 05/25/30(b) 144A	1,003,264
610,000	FNMA Connecticut Avenue Securities CMO, Series 2018-C01, Class 1B1, 3.64% (1 mo. USD LIBOR + 3.55%), due 07/25/30(b) 144A	632,088
701,580	FNMA Connecticut Avenue Securities CMO, Series 2018-C01, Class 1M2, 2.34% (1 mo. USD LIBOR + 2.25%), due 07/25/30(b) 144A	711,469
461,208	FNMA Connecticut Avenue Securities CMO, Series 2018-C03, Class 1M2, 2.24% (1 mo. USD LIBOR + 2.15%), due 10/25/30(b) 144A	467,787
1,210,000	FNMA Connecticut Avenue Securities CMO, Series 2018-C05, Class 1B1, 4.34% (1. mo. USD LIBOR + 4.25%), due 01/25/31(b) 144A	1,276,718

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities — Private Issuers — continued
1,888,120	FNMA Connecticut Avenue Securities CMO, Series 2018-C05, Class 1M2, 2.44% (1 mo. USD LIBOR + 2.35%), due 01/25/31(b) 144A	1,917,604
492,500	FNMA Connecticut Avenue Securities CMO, Series 2018-C06, Class 1B1, 3.84% (1 mo. USD LIBOR + 3.75%), due 03/25/31(b) 144A	506,140
509,634	FNMA Connecticut Avenue Securities CMO, Series 2018-C06, Class 1M2, 2.09% (1 mo. USD LIBOR + 2.00%), due 03/25/31(b) 144A	515,183
610,000	FNMA Connecticut Avenue Securities Trust CMO, Series 2018-R07, Class 1B1, 4.44% (1 mo. USD LIBOR + 4.35%), due 04/25/31(b) 144A	634,870
78,625	FNMA Connecticut Avenue Securities Trust CMO, Series 2019-R05, Class 1M2, 2.09% (1 mo. USD LIBOR + 2.00%), due 07/25/39(b) 144A	78,853
680,000	FNMA Connecticut Avenue Securities Trust CMO, Series 2019-R07, Class 1B1, 3.49% (1 mo. USD LIBOR + 3.40%), due 10/25/39(b) 144A	689,283
339,171	FNMA Connecticut Avenue Securities Trust CMO, Series 2020-R01, Class 1M2, 2.14% (1 mo. USD LIBOR + 2.05%), due 01/25/40(b) 144A	341,317
265,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.30%, due 08/10/44(f) 144A	136,475
570,000	GS Mortgage Securities Trust, Series 2020-DUNE, Class A, 1.18% (1 mo. USD LIBOR + 1.10%), due 12/15/36(b) 144A	573,278
198,847	HarborView Mortgage Loan Trust CMO, Series 2005-9, Class 2A1C, 0.99% (1 mo. USD LIBOR + 0.90%), due 06/20/35(b)	198,792
1,390,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M, 8.44% (1 mo. USD LIBOR + 8.36%), due 06/15/35(b) 144A	167,008
1,210,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class FFL, 3.23% (1 mo. USD LIBOR + 3.15%), due 07/05/33(b) 144A	1,200,669
530,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 2.68% (1 mo. USD LIBOR + 2.60%), due 09/15/29(b) 144A	522,581
800,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class F, 3.48% (1 mo. USD LIBOR + 3.40%), due 09/15/29(b) 144A	791,263
800,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-MKST, Class F, 2.93% (1 mo. USD LIBOR + 2.85%), due 12/15/36(b) 144A	745,630
760,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class GFX, 4.84%, due 01/16/37(f) 144A	746,016
630,000	KIND Trust, Series 2021-KIND, Class D, 2.38% (1 mo. USD LIBOR + 2.30%), due 08/15/38(b) 144A	631,828
221,767	KKR Industrial Portfolio Trust, Series 2020-AIP, Class E, 2.71% (1 mo. USD LIBOR + 2.63%), due 03/15/37(b) 144A	222,374
590,000	MHC Trust, Series 2021-MHC2, Class E, 2.03% (1 mo. USD LIBOR + 1.95%), due 05/15/23(b) 144A	591,446
320,000	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.42%, due 07/11/40(f) 144A	358,627
650,000	Motel 6 Trust, Series 2021-MTL6, Class E, 2.80% (1 mo. USD LIBOR + 2.70%), due 09/15/38(b) (c)	652,822
365,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.28%, due 10/15/30 144A	363,567
490,000	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 3.34% (1 mo. USD LIBOR + 3.25%), due 10/15/49(b) 144A	495,649
460,000	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 3.84% (1 mo. USD LIBOR + 3.75%), due 03/25/50(b) 144A	478,385
320,000	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 1.58% (1 mo. USD LIBOR + 1.50%), due 07/15/36(b) 144A	320,278
780,000	Natixis Commercial Mortgage Securities Trust, Series 2019-TRUE, Class A, 3.51% (1 mo. USD LIBOR + 2.01%), due 04/18/24(b) 144A	745,972

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Mortgage Backed Securities — Private Issuers — continued
442,737		New Residential Mortgage Loan Trust CMO, Series 2017-5A, Class B4, 2.63%, due 06/25/57(f) 144A	449,776
137,972		PMT Credit Risk Transfer Trust CMO, Series 2019-3R, Class A, 2.79% (1 mo. USD LIBOR + 2.70%), due 10/27/22(b) 144A	138,865
500,000		Radnor RE, Ltd. Mortgage Insurance-Linked Notes CMO, Series 2020-1, Class M1C, 1.84% (1 mo. USD LIBOR + 1.75%), due 01/25/30(b) 144A	499,318
360,000		SFO Commercial Mortgage Trust, Series 2021-555, Class E, 2.98% (1 mo. USD LIBOR + 2.90%), due 05/15/38(b) 144A	363,106
230,000		Starwood Retail Property Trust, Series 2014-STAR, Class C, 2.83% (1 mo. USD LIBOR + 2.75%), due 11/15/27(b) (c) (n)	99,170
900,000		Starwood Retail Property Trust, Series 2014-STAR, Class D, 3.58% (1 mo. USD LIBOR + 3.50%), due 11/15/27(b) (c) (n)	228,305
766,336		Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class E, 3.41% (1 mo. USD LIBOR + 3.33%), due 11/11/34(b) 144A	763,993
761,476		Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class F, 4.19% (1 mo. USD LIBOR + 4.10%), due 11/11/34(b) 144A	743,770
590,000		Towd Point Mortgage Trust, Series 2019-4, Class B1B, 3.50%, due 10/25/59(f) 144A	601,546
326,597		WaMu Mortgage Pass-Through Certificates Trust CMO, Series 2005-AR1, Class A1B, 0.87% (1 mo. USD LIBOR + 0.78%), due 01/25/45(b)	323,531
690,548		WaMu Mortgage Pass-Through Certificates Trust CMO, Series 2005-AR6, Class 2A1A, 0.55% (1 mo. USD LIBOR + 0.46%), due 04/25/45(b)	686,003
477,188		WaMu Mortgage Pass-Through Certificates Trust CMO, Series 2006-AR16, Class 2A2, 2.45%, due 12/25/36(f)	457,767
379,773		Wells Fargo Mortgage Backed Securities Trust CMO, Series 2006-AR5, Class 2A1, 2.63%, due 04/25/36(f)	378,223
460,000		ZH Trust CMO, Series 2021-1, Class A, 2.25%, due 02/18/27(c)	461,658

			48,196,784

		Mortgage Backed Securities — U.S. Government Agency Obligations — 0.1%
60,000		FNMA, Pool # BL5547, 2.68%, due 01/01/35	64,436
128,996		FNMA, Pool # BM6224, 2.79%, due 01/01/35(f)	139,630
353,016		UMBS, Pool # BM5520, 3.50%, due 02/01/47	377,578

			581,644

		Sovereign Debt Obligations — 29.7%
670,000		Abu Dhabi Government International Bond, 4.13%, due 10/11/47 144A	793,531
5,505		Argentine Republic Government International Bond, 1.00%, due 07/09/29	2,106
327,438		Argentine Republic Government International Bond, 1.13%, due 07/09/46(d)	109,463
475,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 2.30%, due 10/01/28(j)	486,200
270,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 2.80%, due 10/01/33(j) 144A	254,126
715,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.50%, due 03/01/26	859,279
1,860,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 10/01/28(j) 144A	2,229,259
180,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 03/01/35	203,481
4,857,000	BRL	Brazil Letras do Tesouro Nacional, 6.90%, due 01/01/22(h)	875,979
11,731,000	BRL	Brazil Letras do Tesouro Nacional, 8.27%, due 07/01/22(h)	2,025,452
13,096,000	BRL	Brazil Letras do Tesouro Nacional, 9.54%, due 07/01/23(h)	2,049,498
13,812,000	BRL	Brazil Letras do Tesouro Nacional, 10.16%, due 01/01/24(h)	2,047,143
1,129,000	BRL	Brazil Notas do Tesouro Nacional Series B Notes, 6.00%, due 05/15/45	864,170
1,134,000	BRL	Brazil Notas do Tesouro Nacional Series B Notes, 6.00%, due 08/15/50	879,417

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
36,868,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/23	6,805,882
14,384,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/25	2,626,243
25,480,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/27	4,569,414
24,016,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/29	4,227,845
18,730,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/31	3,233,594
1,660,000		Brazilian Government International Bond, 4.75%, due 01/14/50	1,473,698
90,000	EUR	Bundesrepublik Deutschland Bundesanleihe, 0.00%, due 08/15/26(j)	107,314
8,350,000	CNY	China Government Bond, 1.99%, due 04/09/25	1,262,634
10,500,000	CNY	China Government Bond, 2.68%, due 05/21/30	1,586,492
5,270,000	CNY	China Government Bond, 3.02%, due 10/22/25	826,075
9,130,000	CNY	China Government Bond, 3.13%, due 11/21/29	1,432,631
5,150,000	CNY	China Government Bond, 3.25%, due 11/22/28	816,533
5,550,000	CNY	China Government Bond, 3.27%, due 11/19/30	882,509
2,200,000	CNY	China Government Bond, 3.29%, due 05/23/29	349,900
1,240,000	CNY	China Government Bond, 3.72%, due 04/12/51	202,761
3,220,000	CNY	China Government Bond, 3.81%, due 09/14/50	528,984
470,000		Ciudad Autonoma De Buenos Aires/Government Bonds, 7.50%, due 06/01/27(j)	431,653
1,575,000		Colombia Government International Bond, 4.13%, due 05/15/51	1,357,052
16,805,600,000	COP	Colombian TES, 6.00%, due 04/28/28	4,149,974
2,269,600,000	COP	Colombian TES, 6.25%, due 11/26/25	596,606
9,090,000,000	COP	Colombian TES, 7.00%, due 05/04/22	2,444,859
7,421,200,000	COP	Colombian TES, 7.00%, due 06/30/32	1,845,150
9,257,100,000	COP	Colombian TES, 7.25%, due 10/18/34	2,307,087
9,879,600,000	COP	Colombian TES, 7.50%, due 08/26/26	2,686,552
6,372,500,000	COP	Colombian TES, 7.75%, due 09/18/30	1,707,680
13,361,400,000	COP	Colombian TES, 10.00%, due 07/24/24	3,913,652
9,720,000	CZK	Czech Republic Government Bond, 0.25%, due 02/10/27	404,771
18,720,000	CZK	Czech Republic Government Bond, 0.95%, due 05/15/30(j)	783,554
8,760,000	CZK	Czech Republic Government Bond, 1.00%, due 06/26/26(j)	381,151
22,420,000	CZK	Czech Republic Government Bond, 2.00%, due 10/13/33	1,016,565
4,270,000	CZK	Czech Republic Government Bond, 2.40%, due 09/17/25(j)	198,145
10,550,000	CZK	Czech Republic Government Bond, 2.75%, due 07/23/29	506,484
1,425,000		Dominican Republic International Bond, 4.50%, due 01/30/30(j)	1,453,514
14,650,000	DOP	Dominican Republic International Bond, 9.75%, due 06/05/26(j)	315,639
2,756,000	EGP	Egypt Government Bond, 14.56%, due 07/06/26	177,048
22,450,000	EGP	Egypt Government Bond, 14.61%, due 09/08/25	1,445,960
13,761,000	EGP	Egypt Government Bond, 14.66%, due 10/06/30	884,154
8,428,000	EGP	Egypt Government Bond, 14.82%, due 07/06/31	547,198
4,826,000	EGP	Egypt Government Bond, 16.10%, due 05/07/29	331,370
49,395,000	EGP	Egypt Government Bond, 16.50%, due 04/02/26	3,372,320
325,000		Egypt Government International Bond, 5.75%, due 05/29/24(i) 144A	338,404
590,000		Egypt Government International Bond, 7.60%, due 03/01/29 144A	613,045
1,455,000		El Salvador Government International Bond, 7.65%, due 06/15/35(j)	1,054,875
85,473,000	MXN	European Investment Bank, (MTN), 5.50%, due 01/23/23	4,130,013
5,140,000	ZAR	European Investment Bank, (MTN), 8.50%, due 09/17/24(j)	361,853
560,000		Ghana Government International Bond, 7.63%, due 05/16/29 144A	533,495
3,030,000		Ghana Government International Bond, 7.75%, due 04/07/29 144A	2,896,862
200,000		Ghana Government International Bond, 8.13%, due 03/26/32 144A	189,956
27,330,000	HUF	Hungary Government Bond, 3.00%, due 08/21/30	87,832
103,180,000	HUF	Hungary Government Bond, 2.50%, due 10/24/24	335,583

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
56,010,000	HUF	Hungary Government Bond, 2.75%, due 12/22/26	181,114
171,210,000	HUF	Hungary Government Bond, 3.00%, due 10/27/27	558,342
66,470,000	HUF	Hungary Government Bond, 3.25%, due 10/22/31	216,742
152,850,000	HUF	Hungary Government Bond, 4.00%, due 04/28/51	525,225
163,750,000	HUF	Hungary Government Bond, 5.50%, due 06/24/25	585,778
174,190,000	HUF	Hungary Government Bond, 6.75%, due 10/22/28	699,714
230,000		Indonesia Government International Bond, 3.50%, due 01/11/28	250,023
1,790,000		Indonesia Government International Bond, (MTN), 5.25%, due 01/17/42(j)	2,181,282
14,102,000,000	IDR	Indonesia Treasury Bond, 6.13%, due 05/15/28	1,006,476
3,553,000,000	IDR	Indonesia Treasury Bond, 6.25%, due 06/15/36	245,303
14,425,000,000	IDR	Indonesia Treasury Bond, 6.50%, due 06/15/25	1,059,765
49,519,000,000	IDR	Indonesia Treasury Bond, 6.50%, due 02/15/31	3,502,226
10,023,000,000	IDR	Indonesia Treasury Bond, 6.63%, due 05/15/33	703,798
38,299,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 05/15/27	2,871,254
11,176,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 09/15/30	820,289
30,581,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 08/15/32	2,289,435
57,905,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 05/15/38	4,220,743
29,881,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 04/15/40	2,187,759
1,898,000,000	IDR	Indonesia Treasury Bond, 8.13%, due 05/15/24	144,778
30,548,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/29	2,408,623
2,658,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 06/15/32	209,803
17,059,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/36	1,333,731
2,683,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/24	204,752
14,937,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 09/15/26	1,185,306
57,221,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/34	4,533,702
27,983,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 04/15/39	2,201,492
31,350,000,000	IDR	Indonesia Treasury Bond, 8.75%, due 05/15/31	2,567,141
18,253,000,000	IDR	Indonesia Treasury Bond, 9.00%, due 03/15/29	1,492,123
6,017,000,000	IDR	Indonesia Treasury Bond, 9.50%, due 07/15/31	512,553
5,494,000,000	IDR	Indonesia Treasury Bond, 10.50%, due 08/15/30	492,491
22,300,000,000	IDR	Inter-American Development Bank, (MTN), 7.88%, due 03/14/23	1,632,555
200,000		Israel Government International Bond, 2.75%, due 07/03/30	212,904
170,000	EUR	Ivory Coast Government International Bond, 4.88%, due 01/30/32 144A	192,412
143,209		Ivory Coast Government International Bond, 5.75%, due 12/31/32(d) (j)	143,746
540,000		Ivory Coast Government International Bond, 6.13%, due 06/15/33(j)	571,860
810,000		Kazakhstan Government International Bond, (MTN), 5.13%, due 07/21/25(j)	932,168
6,344,000	MYR	Malaysia Government Bond, 2.63%, due 04/15/31	1,422,395
1,381,000	MYR	Malaysia Government Bond, 3.42%, due 08/15/22	334,735
3,415,000	MYR	Malaysia Government Bond, 3.48%, due 06/14/24	837,059
2,860,000	MYR	Malaysia Government Bond, 3.48%, due 03/15/23	697,793
6,468,000	MYR	Malaysia Government Bond, 3.50%, due 05/31/27	1,576,914
1,025,000	MYR	Malaysia Government Bond, 3.62%, due 11/30/21	245,536
10,005,000	MYR	Malaysia Government Bond, 3.73%, due 06/15/28	2,452,236
1,022,000	MYR	Malaysia Government Bond, 3.76%, due 05/22/40	233,577
11,158,000	MYR	Malaysia Government Bond, 3.80%, due 08/17/23	2,754,283
681,000	MYR	Malaysia Government Bond, 3.83%, due 07/05/34	161,329
2,226,000	MYR	Malaysia Government Bond, 3.84%, due 04/15/33	533,871
7,115,000	MYR	Malaysia Government Bond, 3.88%, due 03/14/25	1,770,837
12,517,000	MYR	Malaysia Government Bond, 3.89%, due 08/15/29	3,095,350
661,000	MYR	Malaysia Government Bond, 3.89%, due 03/15/27	165,115

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
6,454,000	MYR	Malaysia Government Bond, 3.90%, due 11/16/27	1,602,754
1,398,000	MYR	Malaysia Government Bond, 3.90%, due 11/30/26	349,337
13,930,000	MYR	Malaysia Government Bond, 3.96%, due 09/15/25	3,483,962
1,275,000	MYR	Malaysia Government Bond, 4.06%, due 09/30/24	317,338
624,000	MYR	Malaysia Government Bond, 4.13%, due 04/15/32	155,617
953,000	MYR	Malaysia Government Bond, 4.18%, due 07/15/24	237,594
1,205,000	MYR	Malaysia Government Bond, 4.23%, due 06/30/31	305,567
6,905,000	MYR	Malaysia Government Bond, 4.39%, due 04/15/26	1,753,097
4,041,000	MYR	Malaysia Government Bond, 4.50%, due 04/15/30	1,040,917
1,597,000	MYR	Malaysia Government Bond, 4.74%, due 03/15/46	408,006
1,798,000	MYR	Malaysia Government Bond, 4.76%, due 04/07/37	470,122
647,000	MYR	Malaysia Government Bond, 4.89%, due 06/08/38	169,629
38,538,500	MXN	Mexican Bonos, 5.75%, due 03/05/26	1,790,470
19,558,300	MXN	Mexican Bonos, 6.50%, due 06/09/22	957,699
10,202,000	MXN	Mexican Bonos, 6.75%, due 03/09/23	502,589
11,994,200	MXN	Mexican Bonos, 7.25%, due 12/09/21	585,685
64,299,400	MXN	Mexican Bonos, 7.50%, due 06/03/27	3,182,432
15,586,200	MXN	Mexican Bonos, 7.75%, due 05/29/31	778,396
16,893,100	MXN	Mexican Bonos, 7.75%, due 11/23/34	838,763
50,790,500	MXN	Mexican Bonos, 7.75%, due 11/13/42	2,448,762
22,141,200	MXN	Mexican Bonos, 8.00%, due 12/07/23	1,115,730
9,850,600	MXN	Mexican Bonos, 8.00%, due 09/05/24	497,749
39,496,600	MXN	Mexican Bonos, 8.00%, due 11/07/47	1,939,842
36,862,000	MXN	Mexican Bonos, 8.50%, due 05/31/29	1,921,287
67,632,400	MXN	Mexican Bonos, 8.50%, due 11/18/38	3,509,129
70,250,600	MXN	Mexican Bonos, 10.00%, due 12/05/24	3,750,763
13,449,000	MXN	Mexican Bonos, 10.00%, due 11/20/36	794,065
12,314,875	MXN	Mexican Udibonos, 4.50%, due 11/22/35	690,411
420,000		Mexico Government International Bond, 2.66%, due 05/24/31	406,237
902,000		Mexico Government International Bond, 3.60%, due 01/30/25	983,622
755,000		Oman Sovereign Sukuk Co., 4.88%, due 06/15/30 144A	795,756
630,000		Panama Government International Bond, 4.50%, due 04/01/56	687,771
1,109,000	PEN	Peru Government Bond, 6.15%, due 08/12/32	260,460
1,230,000	PEN	Peru Government Bond, 5.40%, due 08/12/34	257,200
1,068,000	PEN	Peru Government Bond, 5.94%, due 02/12/29	259,889
1,042,000	PEN	Peru Government Bond, 6.35%, due 08/12/28	260,681
1,027,000	PEN	Peru Government Bond, 6.95%, due 08/12/31	257,961
640,000		Peruvian Government International Bond, 2.78%, due 01/23/31	634,944
4,428,000	PEN	Peruvian Government International Bond (GDN), 6.35%, due 08/12/28(j)	1,107,768
2,314,000	PEN	Peruvian Government International Bond (GDN), 6.95%, due 08/12/31(j)	581,229
2,849,000	PEN	Peruvian Government International Bond (GDN), 8.20%, due 08/12/26(j)	776,380
1,980,031		Provincia de Buenos Aires/Government Bonds, 6.63%, due 09/01/37(d) 144A	905,448
421,629		Provincia de Cordoba, 6.98%, due 12/10/25(d) 144A	322,926
200,000		Qatar Government International Bond, 4.82%, due 03/14/49 144A	257,727
1,250,000		Qatar Government International Bond, 5.10%, due 04/23/48 144A	1,661,355
265,000		Republic of Kenya Government International Bond, 8.00%, due 05/22/32(j)	293,619
9,335,000	PLN	Republic of Poland Government Bond, 1.25%, due 10/25/30	2,196,796
15,263,000	PLN	Republic of Poland Government Bond, 2.25%, due 04/25/22	3,895,383
6,217,000	PLN	Republic of Poland Government Bond, 2.50%, due 01/25/23	1,609,809
4,014,000	PLN	Republic of Poland Government Bond, 2.75%, due 04/25/28	1,076,919

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
7,947,000	PLN	Republic of Poland Government Bond, 2.75%, due 10/25/29	2,120,801
986,000	PLN	Republic of Poland Government Bond, 5.75%, due 09/23/22	262,022
41,727,040	ZAR	Republic of South Africa Government Bond, 6.25%, due 03/31/36	1,920,165
19,991,293	ZAR	Republic of South Africa Government Bond, 6.50%, due 02/28/41	868,814
60,970,164	ZAR	Republic of South Africa Government Bond, 7.00%, due 02/28/31	3,411,614
37,971,062	ZAR	Republic of South Africa Government Bond, 8.00%, due 01/31/30	2,347,428
17,304,904	ZAR	Republic of South Africa Government Bond, 8.25%, due 03/31/32	1,029,536
77,767,661	ZAR	Republic of South Africa Government Bond, 8.50%, due 01/31/37	4,335,999
66,589,058	ZAR	Republic of South Africa Government Bond, 8.75%, due 01/31/44	3,655,427
109,618,107	ZAR	Republic of South Africa Government Bond, 8.75%, due 02/28/48	6,004,478
38,874,136	ZAR	Republic of South Africa Government Bond, 8.88%, due 02/28/35	2,295,795
7,422,320	ZAR	Republic of South Africa Government Bond, 9.00%, due 01/31/40	422,159
35,632,995	ZAR	Republic of South Africa Government Bond, 10.50%, due 12/21/26	2,661,402
1,345,000	RON	Romania Government Bond, 3.25%, due 04/29/24	315,664
860,000	RON	Romania Government Bond, 4.00%, due 10/25/23	205,856
1,195,000	RON	Romania Government Bond, 4.25%, due 06/28/23	285,977
312,000	EUR	Romanian Government International Bond, 2.75%, due 02/26/26 144A	397,561
134,000	EUR	Romanian Government International Bond, 3.62%, due 05/26/30 144A	175,103
42,983,000	RUB	Russian Federal Bond — OFZ, 5.70%, due 05/17/28	547,739
7,601,000	RUB	Russian Federal Bond — OFZ, 6.10%, due 07/18/35	93,101
264,508,000	RUB	Russian Federal Bond — OFZ, 6.90%, due 05/23/29	3,582,660
49,770,000	RUB	Russian Federal Bond — OFZ, 7.00%, due 08/16/23	682,848
490,109,000	RUB	Russian Federal Bond — OFZ, 7.05%, due 01/19/28	6,706,046
227,763,000	RUB	Russian Federal Bond — OFZ, 7.10%, due 10/16/24	3,129,517
191,630,000	RUB	Russian Federal Bond — OFZ, 7.25%, due 05/10/34	2,610,523
95,365,000	RUB	Russian Federal Bond — OFZ, 7.40%, due 12/07/22	1,315,377
47,168,000	RUB	Russian Federal Bond — OFZ, 7.65%, due 04/10/30	668,485
123,586,000	RUB	Russian Federal Bond — OFZ, 7.70%, due 03/23/33	1,754,009
38,304,000	RUB	Russian Federal Bond — OFZ, 7.70%, due 03/16/39	543,887
135,970,000	RUB	Russian Federal Bond — OFZ, 7.75%, due 09/16/26	1,918,954
47,137,000	RUB	Russian Federal Bond — OFZ, 7.95%, due 10/07/26	669,676
227,158,000	RUB	Russian Federal Bond — OFZ, 8.15%, due 02/03/27	3,260,089
77,879,000	RUB	Russian Federal Bond — OFZ, 8.50%, due 09/17/31	1,169,934
513,000	EUR	Serbia International Bond, 1.00%, due 09/23/28 144A	577,335
330,000		State of Israel, 3.38%, due 01/15/50	350,758
2,325,000	TRY	Turkey Government Bond, 9.00%, due 05/04/22	251,100
19,574,067	TRY	Turkey Government Bond, 11.70%, due 11/13/30	1,607,258
4,889,000	TRY	Turkey Government Bond, 12.60%, due 10/01/25	469,956
1,070,000		Ukraine Government International Bond, 7.25%, due 03/15/33 144A	1,086,876
1,260,000		Ukraine Government International Bond, 0.00%, due 05/31/40(f) (j)	1,378,770
1,520,000		Ukraine Government International Bond, 7.25%, due 03/15/33(i) (j)	1,543,973
19,966,000	UYU	Uruguay Government International Bond, 8.50%, due 03/15/28(j)	487,734

			273,980,105

		U.S. Government and Agency Obligations — 1.2%
30,000		U.S. Treasury Bond, 2.25%, due 05/15/41	31,205
9,735,000		U.S. Treasury Note, 0.13%, due 12/31/22	9,733,859
340,000		U.S. Treasury Note, 0.25%, due 09/30/23	339,747
1,000,000		U.S. Treasury Note, 1.63%, due 05/15/31	1,011,875

			11,116,686

		TOTAL DEBT OBLIGATIONS (COST $850,999,287)	852,660,734

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 0.1%

	Energy — 0.0%
10	Amplify Energy Corp.*	53
14,783	Nine Point Energy Holdings, LLC* (n)	—

		53

	Industrial — 0.0%
1,282	Arctic Canadian Diamond Co., Ltd.* (n)	—

	Utilities — 0.1%
8,511	Birch Permian Holdings, Inc.* (n)	110,643
66,347	Birch Permian Holdings, Inc.* (n)	862,511

		973,154

	TOTAL COMMON STOCKS (COST $1,508,586)	973,207

	CONVERTIBLE PREFERRED STOCKS — 0.8%

	Basic Materials — 0.0%
1,580	ArcelorMittal SA, 5.50%	113,507

	Consumer, Cyclical — 0.0%
700	Aptiv Plc, 5.50%	117,950

	Consumer, Non-cyclical — 0.1%
5,308	Bunge, Ltd., 4.88%(k)	636,695
100	Danaher Corp., 5.00%(i)	162,237
3,306	Elanco Animal Health, Inc., 5.00%(i)	164,870

		963,802

	Energy — 0.7%
103,220	MPLX, LP, 8.46%(d) (k)	3,444,968
322	Nine Point Energy Holdings, Inc., 0.00%* (n)	—
2,430	Targa Resources Corp., 9.50%(k)	2,626,726

		6,071,694

	Financial — 0.0%
1,601	KKR & Co., Inc., 6.00%(i)	126,495
86	Wells Fargo & Co.Class A, 7.50%(k)	127,453

		253,948

	Technology — 0.0%
80	Broadcom, Inc., 8.00%	122,561

	TOTAL CONVERTIBLE PREFERRED STOCK (COST $7,714,709)	7,643,462

	PREFERRED STOCKS — 0.0%

	Financial — 0.0%
8,000	B Riley Financial, Inc., 5.50%	205,600
7,150	B Riley Financial, Inc., 5.25%	180,180

		385,780

	TOTAL PREFERRED STOCKS (COST $378,750)	385,780

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Notional Value			Description	Value ($)

			PURCHASED OPTIONS — 0.1%

			PURCHASED CURRENCY OPTIONS — 0.0%

			Call Options — 0.0%
3,800,000	EUR		EUR/HUF Option with Morgan Stanley and Co. International Plc, Strike Price HUF 354.00, Expires 10/14/21	72,609
4,300,000			EUR/USD Option with JPMorgan Chase Bank N.A., Strike Price USD 1.18, Expires 12/21/21	17,412
5,200,000			EUR/USD Option with Morgan Stanley and Co. International Plc, Strike Price USD 1.19, Expires 12/20/21	11,167

			Put Options — 0.0%
2,771,000	USD		JPY/USD Option with Morgan Stanley & Co., Strike Price JPY 115.20, Expires 11/10/21	1,657
770,000			USD/AUD Option with Goldman Sachs & Co., Strike Price AUD 0.73, Expires 11/22/21	8,257
1,500,000			USD/CAD Option with BNP Paribas S.A., Strike Price CAD 1.27, Expires 11/22/21	15,858
1,980,000			USD/CAD Option with Goldman Sachs & Co., Strike Price CAD 1.26, Expires 11/19/21	15,585
2,750,000			USD/NOK Option with Morgan Stanley & Co., Strike Price NOK 8.60, Expires 10/08/21	4,444
1,900,000			USD/NZD Option with Citigroup Global Markets, Inc., Strike Price NZD 0.70, Expires 11/19/21	18,306
1,170,000			USD/NZD Option with Goldman Sachs & Co., Strike Price NZD 0.71, Expires 11/22/21	4,519

			TOTAL PURCHASED CURRENCY OPTIONS (PREMIUMS PAID $187,628)	169,814

Number of Contracts		Notional Value ($)	Description	Value ($)

			PURCHASED FUTURES OPTIONS — 0.1%

			Put Options — 0.1%
2,350		10,099,713	S&P 500 E-mini Futures with JPMorgan Securities LLC, Strike Price $4,100.00, Expires 12/17/21	230,887
1,050		4,512,638	S&P 500 E-mini Futures with Goldman Sachs & Co., Strike Price $4,000.00, Expires 12/17/21	69,607
1,000		4,297,750	S&P 500 E-mini Futures with JPMorgan Securities LLC, Strike Price $4,000.00, Expires 10/15/21	13,750
1,500		6,446,625	S&P 500 E-mini Futures with JPMorgan Securities LLC, Strike Price $3,950.00, Expires 10/15/21	15,375
1,350		5,801,963	S&P 500 E-mini Futures with JPMorgan Securities LLC, Strike Price $3,900.00, Expires 10/15/21	10,463
2,600		11,174,150	S&P 500 E-mini Futures with JPMorgan Securities LLC, Strike Price $4,000.00, Expires 11/19/21	137,800
14,000		1,105,860	U.S. Long Bond Futures with Citigroup Global Markets, Inc., Strike Price $162.50, Expires 10/08/21	1,531

			TOTAL PURCHASED FUTURES OPTIONS (PREMIUMS PAID $528,398)	479,413

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Notional Value		Description	Value ($)

		PURCHASED SWAPTION — 0.0%

		Put Swaption — 0.0%
15,100,000	EUR	Interest Rate Swaption pay annually a fixed rate of 0.25% and receive semi-annually a floating rate of 6-Month EUR LIBOR with Morgan Stanley & Co., Strike Price EUR 0.25, Expires 05/06/22	249,307

		TOTAL PURCHASED SWAPTION (PREMIUMS PAID $394,409)	249,307

		TOTAL PURCHASED OPTIONS (PREMIUMS PAID $1,110,435)	898,534

Par Value(a)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 3.3%

		Mutual Fund - Securities Lending Collateral — 2.4%
22,097,920		State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(o) (p)	22,097,920

		Sovereign Debt Obligation — 0.9%
141,575,000	EGP	Egypt Treasury Bills, due 01/04/22(h)	8,757,619

		TOTAL SHORT-TERM INVESTMENTS (COST $30,857,293)	30,855,539

		TOTAL INVESTMENTS — 96.7% (Cost $892,569,060)	893,417,256
		Other Assets and Liabilities (net)(q) — 3.3%	30,509,389

		NET ASSETS — 100.0%	$923,926,645

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).

(b)	Variable or floating rate note. Rate shown is as of September 30, 2021.

(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $4,408,939, which is 0.5% of net assets. See details shown in the Restricted Securities table that follows.

(d)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.

(e)	When-issued security.

(f)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

(g)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(h)	Interest rate presented is yield to maturity.

(i)	All or a portion of this security is out on loan.

(j)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(k)	Security is perpetual and has no stated maturity date.

(l)	Security is currently in default.

(m)	Year of maturity is greater than 2100.

(n)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $1,300,629 which represents 0.1% of net assets. The aggregate tax cost of these securities held at September 30, 2021 was $2,768,770.

(o)	The rate disclosed is the 7-day net yield as of September 30, 2021.

(p)	Represents an investment of securities lending cash collateral.

(q)	As of September 30, 2021, the value of unfunded loan commitments was $357,826 for the Fund. See Notes to the Financial Statements.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $301,760,926 which represents 32.7% of net assets.

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

At September 30, 2021, the Fund held the following restricted securities:

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
Credit Suisse Mortgage Trust, Series 2019 RIO, Class B, 8.00% (1 mo. USD LIBOR + 7.00%), due 12/15/21	12/16/19	USD	742,500	$742,500	$717,954
Fortress Credit BSL CLO XII, Ltd., Series 2021-4A, Class E, 7.27% (3 mo. USD LIBOR + 7.13%), due 10/15/34	08/20/21	USD	250,000	243,750	243,750
K2016470219 South Africa, Ltd., 3.00% (3.00% Cash or PIK), due 12/31/22	08/23/13	USD	622,163	713,026	1,938
K2016470260 South Africa, Ltd., 25.00% (25.00% Cash or PIK), due 12/31/22	01/30/16	USD	198,302	215,945	516
Motel 6 Trust, Series 2021-MTL6, Class E, 2.80% (1 mo. USD LIBOR + 2.70%), due 09/15/38	08/24/21	USD	650,000	650,000	652,822
Neuberger Berman Loan Advisers CLO 44, Ltd., Series 2021-44A, Class E, 6.08% (3 mo. USD LIBOR + 6.00%), due 10/16/34	08/17/21	USD	480,000	480,000	477,342
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, due 11/01/22	01/25/19	USD	400,000	344,578	520
Societe Generale SA, 3.63%, due 03/01/41	02/22/21	USD	1,495,000	1,494,165	1,524,964
Starwood Retail Property Trust, Series 2014-STAR, Class C, 2.83% (1 mo. USD LIBOR + 2.75%), due 11/15/27	07/25/18	USD	230,000	226,550	99,170
Starwood Retail Property Trust, Series 2014-STAR, Class D, 3.58% (1 mo. USD LIBOR + 3.50%), due 11/15/27	12/21/18	USD	900,000	732,750	228,305
ZH Trust CMO, Series 2021-1, Class A, 2.25%, due 02/18/27	08/03/21	USD	460,000	460,000	461,658

					$4,408,939

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
AUD	2,466,890	USD	1,814,687	10/21/21	Bank of America, N.A.	$(32,609)
AUD	4,737,155	USD	3,552,866	10/19/21	JPMorgan Chase Bank N.A.	(130,781)
AUD	400,000	USD	291,800	10/21/21	JPMorgan Chase Bank N.A.	(2,840)
AUD	1,020,000	USD	746,405	10/19/21	Morgan Stanley Capital Services, Inc.	(9,564)
BRL	4,800,000	USD	885,778	10/21/21	JPMorgan Chase Bank N.A.	(7,130)
BRL	27,471,000	USD	5,192,024	11/22/21	JPMorgan Chase Bank N.A.	(189,702)
BRL	15,275,300	USD	2,919,033	12/13/21	JPMorgan Chase Bank N.A.	(148,146)
CAD	950,000	USD	745,354	10/19/21	BNP Paribas S.A.	4,516
CAD	2,805,318	USD	2,233,487	10/19/21	Citibank N.A.	(19,146)
CAD	2,590,000	USD	2,066,548	10/19/21	Goldman Sachs & Co.	(22,166)
CAD	1,620,000	USD	1,282,992	10/19/21	Morgan Stanley Capital Services, Inc.	(4,266)
CAD	1,100,000	USD	868,046	01/18/22	Morgan Stanley Capital Services, Inc.	288
CAD	760,000	USD	599,595	10/21/21	UBS AG	300
CHF	1,650,000	USD	1,780,118	10/21/21	Morgan Stanley and Co. International Plc	(10,617)
CLP	422,211,933	USD	538,570	10/21/21	Deutsche Bank AG	(19,612)

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
CLP	1,249,779,154	USD	1,578,990	10/21/21	Goldman Sachs International	$(42,835)
CLP	43,888,067	USD	56,017	10/21/21	HSBC Bank Plc	(2,072)
CNH	5,400,000	USD	833,881	10/21/21	Bank of America, N.A.	1,904
CNH	87,228,800	USD	13,406,409	12/08/21	JPMorgan Chase Bank N.A.	43,166
CNH	41,588,620	USD	6,425,677	10/21/21	UBS AG	11,205
CNY	87,228,800	USD	13,414,243	12/08/21	JPMorgan Chase Bank N.A.	24,199
COP	1,762,000,000	USD	460,767	10/21/21	JPMorgan Chase Bank N.A.	950
COP	1,211,575,196	USD	315,350	10/21/21	Morgan Stanley and Co. International Plc	2,132
CZK	20,300,000	USD	930,730	10/21/21	Citibank N.A.	(2,929)
CZK	135,000,212	USD	6,282,440	10/21/21	JPMorgan Chase Bank N.A.	(112,320)
CZK	1,872,700	USD	86,155	11/18/21	JPMorgan Chase Bank N.A.	(652)
CZK	34,043,440	USD	1,578,323	10/21/21	Morgan Stanley and Co. International Plc	(22,384)
CZK	5,700,000	USD	265,338	10/21/21	State Street Bank London	(4,823)
EUR	670,000	USD	793,590	10/19/21	BNP Paribas S.A.	(16,880)
EUR	2,809,182	USD	3,313,889	10/21/21	Morgan Stanley and Co. International Plc	(57,163)
EUR	722,000	USD	837,340	10/04/21	Standard Chartered Bank	(578)
EUR	270,000	USD	314,603	10/21/21	UBS AG	(1,588)
GBP	424,659	USD	587,813	10/19/21	Goldman Sachs & Co.	(15,214)
GBP	1,097,400	USD	1,516,309	10/21/21	Toronto Dominion Bank	(36,599)
HUF	365,162,179	USD	1,192,252	10/21/21	Bank of America, N.A.	(14,796)
HUF	1,020,438,358	USD	3,443,588	10/21/21	HSBC Bank Plc	(153,210)
HUF	355,477,821	USD	1,172,893	10/21/21	JPMorgan Chase Bank N.A.	(26,664)
HUF	641,214,400	USD	2,110,105	11/17/21	JPMorgan Chase Bank N.A.	(44,596)
HUF	289,500,000	USD	963,897	10/21/21	Morgan Stanley and Co. International Plc	(30,412)
HUF	294,100,000	USD	964,800	10/21/21	Natwest Markets Plc	(16,482)
IDR	15,428,726,125	USD	1,077,313	10/21/21	HSBC Bank Plc	(1,059)
IDR	187,201,062,482	USD	13,097,445	10/04/21	JPMorgan Chase Bank N.A.	(17,894)
IDR	34,477,087,000	USD	2,411,442	10/07/21	JPMorgan Chase Bank N.A.	(3,241)
IDR	1,761,537,375	USD	123,288	10/21/21	JPMorgan Chase Bank N.A.	(409)
IDR	2,596,170,700	USD	180,653	11/08/21	JPMorgan Chase Bank N.A.	118
INR	308,971,300	USD	4,175,011	10/21/21	Citibank N.A.	(17,911)
INR	26,100,000	USD	350,764	10/21/21	HSBC Bank Plc	402
JPY	57,900,000	USD	519,175	10/21/21	Bank of America, N.A.	(184)
JPY	129,100,000	USD	1,163,767	10/21/21	HSBC Bank Plc	(6,567)
JPY	155,100,000	USD	1,413,076	10/21/21	JPMorgan Chase Bank N.A.	(22,824)
JPY	185,400,000	USD	1,670,463	10/21/21	Morgan Stanley and Co. International Plc	(8,614)
JPY	81,950,000	USD	733,576	01/18/22	Morgan Stanley Capital Services, Inc.	1,752
KRW	1,766,494,780	USD	1,502,326	10/21/21	HSBC Bank Plc	(10,147)
KRW	6,997,026,400	USD	5,941,012	11/22/21	JPMorgan Chase Bank N.A.	(36,146)
KZT	203,648,870	USD	468,266	10/18/21	Goldman Sachs International	8,533
KZT	370,461,120	USD	855,075	11/18/21	Goldman Sachs International	6,409
KZT	403,458,120	USD	924,514	12/03/21	Goldman Sachs International	10,796
MXN	25,000,000	USD	1,238,272	10/21/21	Bank of America, N.A.	(24,658)
MXN	12,000,000	USD	592,549	10/21/21	Barclays Bank Plc	(10,014)
MXN	10,263,811	USD	508,933	10/19/21	Citibank N.A.	(10,541)
MXN	30,825,882	USD	1,482,135	01/18/22	Citibank N.A.	(4,544)
MXN	36,510,000	USD	1,779,071	10/19/21	Goldman Sachs & Co.	(6,211)
MXN	34,490,000	USD	1,704,906	10/21/21	Goldman Sachs International	(30,605)

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
MXN	23,800,000	USD	1,168,012	10/21/21	HSBC Bank Plc	$(12,652)
MXN	32,732,400	USD	1,625,929	12/16/21	JPMorgan Chase Bank N.A.	(49,664)
MXN	8,252,070	USD	408,347	10/19/21	Morgan Stanley Capital Services, Inc.	(7,641)
MYR	8,022,660	USD	1,930,148	10/21/21	Morgan Stanley and Co. International Plc	(15,502)
NOK	50,473,232	USD	5,751,805	01/18/22	BNP Paribas S.A.	24,354
NOK	63,312,380	USD	7,237,730	10/19/21	Morgan Stanley Capital Services, Inc.	14,394
NOK	6,400,000	USD	733,609	01/18/22	Morgan Stanley Capital Services, Inc.	(1,192)
NZD	854,250	USD	607,207	10/21/21	Morgan Stanley and Co. International Plc	(17,952)
NZD	950,000	USD	650,516	11/23/21	Morgan Stanley Capital Services, Inc.	4,622
NZD	2,170,000	USD	1,494,099	01/18/22	Morgan Stanley Capital Services, Inc.	1,354
PEN	6,457,520	USD	1,573,662	10/21/21	Bank of America, N.A.	(12,390)
PEN	256,000	USD	62,383	10/12/21	JPMorgan Chase Bank N.A.	(478)
PEN	112,000	USD	27,274	10/20/21	JPMorgan Chase Bank N.A.	(194)
PHP	15,400,000	USD	300,723	10/21/21	Bank of America, N.A.	319
PHP	38,700,000	USD	759,391	10/21/21	HSBC Bank Plc	(2,877)
PHP	7,798,740	USD	155,586	10/21/21	JPMorgan Chase Bank N.A.	(3,135)
PHP	11,804,400	USD	234,843	12/20/21	JPMorgan Chase Bank N.A.	(4,059)
PLN	2,300,000	USD	580,224	10/21/21	JPMorgan Chase Bank N.A.	(1,075)
PLN	27,616,155	USD	7,174,332	10/21/21	Toronto Dominion Bank	(220,478)
RON	13,999,100	USD	3,322,440	11/17/21	JPMorgan Chase Bank N.A.	(52,356)
RUB	189,686,430	USD	2,584,551	10/21/21	Bank of America, N.A.	13,690
RUB	93,000,000	USD	1,269,072	10/21/21	HSBC Bank Plc	4,801
RUB	7,200,000	USD	95,894	10/19/21	Morgan Stanley Capital Services, Inc.	2,780
THB	361,168,050	USD	10,967,252	10/21/21	HSBC Bank Plc	(294,227)
THB	18,000,000	USD	531,601	10/21/21	JPMorgan Chase Bank N.A.	325
THB	36,551,400	USD	1,109,333	12/20/21	JPMorgan Chase Bank N.A.	(29,502)
TRY	9,423,200	USD	1,077,553	10/26/21	JPMorgan Chase Bank N.A.	(30,569)
UAH	27,905,330	USD	1,011,979	12/03/21	Barclays Bank Plc	21,273
UAH	18,750,040	USD	671,323	10/18/21	Goldman Sachs International	31,358
UAH	14,836,160	USD	542,456	11/12/21	Morgan Stanley and Co. International Plc	9,850
ZAR	4,600,000	USD	310,980	10/21/21	Citibank N.A.	(5,922)
ZAR	8,800,000	USD	584,745	10/21/21	Deutsche Bank AG	(1,157)
ZAR	5,600,000	USD	384,974	10/21/21	Goldman Sachs International	(13,599)
ZAR	5,500,000	USD	377,569	10/21/21	JPMorgan Chase Bank N.A.	(12,826)
ZAR	4,724,300	USD	332,076	11/22/21	JPMorgan Chase Bank N.A.	(20,143)
ZAR	4,322,000	USD	301,739	12/15/21	JPMorgan Chase Bank N.A.	(17,286)
ZAR	12,200,000	USD	843,728	10/21/21	Morgan Stanley and Co. International Plc	(34,663)
ZAR	3,560,000	USD	241,644	10/21/21	Natwest Markets Plc	(5,556)
ZAR	630,000	USD	42,511	10/21/21	UBS AG	(731)
USD	579,080	AUD	800,000	10/21/21	Goldman Sachs International	1,161
USD	941,213	AUD	1,300,000	10/21/21	JPMorgan Chase Bank N.A.	2,094
USD	316,742	BRL	1,677,145	10/21/21	Bank of America, N.A.	9,738
USD	554,017	BRL	3,000,000	10/21/21	Barclays Bank Plc	4,861
USD	1,002,926	BRL	5,400,000	10/21/21	Goldman Sachs International	14,447
USD	4,409,370	BRL	23,210,300	10/21/21	HSBC Bank Plc	160,685
USD	9,343,245	BRL	49,486,600	11/22/21	JPMorgan Chase Bank N.A.	332,000
USD	484,006	BRL	2,621,035	10/21/21	Morgan Stanley and Co. International Plc	4,221
USD	1,005,180	BRL	5,284,242	10/19/21	Morgan Stanley Capital Services, Inc.	37,596
USD	555,123	CAD	700,000	10/19/21	BNP Paribas S.A.	2,587
USD	551,675	CAD	700,000	10/21/21	JPMorgan Chase Bank N.A.	(860)
USD	1,188,324	CAD	1,500,000	10/21/21	Morgan Stanley and Co. International Plc	4,322

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,185,443	CHF	1,100,000	10/21/21	Barclays Bank Plc	$5,776
USD	375,782	CHF	348,131	10/21/21	JPMorgan Chase Bank N.A.	2,438
USD	811,647	CHF	751,869	10/21/21	Morgan Stanley and Co. International Plc	5,324
USD	286,904	CLP	230,900,000	10/21/21	Bank of America, N.A.	3,095
USD	1,692,339	CLP	1,354,224,600	10/21/21	HSBC Bank Plc	27,806
USD	1,594,133	CNH	10,318,469	10/21/21	HSBC Bank Plc	(2,909)
USD	167,100	CNH	1,081,531	10/21/21	JPMorgan Chase Bank N.A.	(294)
USD	2,281,838	CNH	14,800,000	10/21/21	Morgan Stanley and Co. International Plc	(8,833)
USD	61,535	CNH	400,000	10/21/21	State Street Bank London	(375)
USD	247,150	CNH	1,600,000	10/21/21	UBS AG	(490)
USD	13,393,029	CNY	87,228,800	12/08/21	JPMorgan Chase Bank N.A.	(45,413)
USD	295,965	COP	1,139,000,000	10/21/21	Citibank N.A.	(2,500)
USD	279,520	COP	1,074,100,000	10/21/21	Deutsche Bank AG	(1,938)
USD	896,969	COP	3,453,200,000	10/21/21	HSBC Bank Plc	(7,911)
USD	585,995	COP	2,255,200,000	10/21/21	JPMorgan Chase Bank N.A.	(4,961)
USD	2,945,580	COP	11,271,555,700	10/25/21	JPMorgan Chase Bank N.A.	(7,205)
USD	1,180,828	COP	4,550,900,000	10/21/21	Morgan Stanley and Co. International Plc	(11,695)
USD	296,729	COP	1,143,000,000	10/21/21	Natwest Markets Plc	(2,784)
USD	561,979	CZK	12,200,000	10/21/21	Bank of America, N.A.	4,384
USD	598,844	CZK	13,000,000	10/21/21	Barclays Bank Plc	4,685
USD	604,357	CZK	13,200,000	10/21/21	Citibank N.A.	1,057
USD	577,175	CZK	12,600,000	10/21/21	JPMorgan Chase Bank N.A.	1,298
USD	595,034	CZK	13,000,000	10/21/21	Morgan Stanley and Co. International Plc	875
USD	1,532,133	EUR	1,295,000	10/18/21	Bank of America, N.A.	30,907
USD	35,158	EUR	30,000	10/21/21	Bank of America, N.A.	378
USD	680,579	EUR	580,000	10/27/21	Bank of America, N.A.	8,099
USD	310,652	EUR	266,000	10/29/21	Bank of America, N.A.	2,226
USD	1,884,407	EUR	1,595,000	10/12/21	Barclays Bank Plc	35,621
USD	314,521	EUR	266,000	10/18/21	Barclays Bank Plc	6,161
USD	1,595,562	EUR	1,366,000	10/29/21	Barclays Bank Plc	11,694
USD	1,420,002	EUR	1,201,000	10/18/21	BNP Paribas S.A.	27,746
USD	603,810	EUR	508,341	10/19/21	BNP Paribas S.A.	14,505
USD	3,887,075	EUR	3,320,000	10/21/21	Citibank N.A.	38,151
USD	1,247,077	EUR	1,063,000	10/25/21	Citibank N.A.	14,631
USD	1,257,266	EUR	1,075,000	10/29/21	Citibank N.A.	10,811
USD	934,155	EUR	799,000	10/29/21	Commonwealth Bank of Australia	7,720
USD	2,625,104	EUR	2,221,000	10/12/21	Deutsche Bank AG	50,712
USD	178,606	EUR	153,000	10/29/21	Deutsche Bank AG	1,203
USD	209,117	EUR	179,000	10/29/21	Goldman Sachs & Co.	1,567
USD	2,813,472	EUR	2,400,000	10/21/21	HSBC Bank Plc	31,117
USD	1,214,984	EUR	1,025,000	10/12/21	HSBC Bank USA, N.A.	26,892
USD	1,595,795	EUR	1,350,000	10/13/21	HSBC Bank USA, N.A.	30,961
USD	3,983,694	EUR	3,400,000	10/21/21	JPMorgan Chase Bank N.A.	42,025
USD	3,639,907	EUR	3,100,000	10/21/21	Morgan Stanley and Co. International Plc	46,032
USD	1,385,036	EUR	1,169,000	10/12/21	Morgan Stanley Capital Services, Inc.	30,032
USD	913,044	EUR	773,000	10/13/21	Morgan Stanley Capital Services, Inc.	17,032
USD	1,986,154	EUR	1,670,000	10/19/21	Morgan Stanley Capital Services, Inc.	50,173
USD	1,251,382	EUR	1,064,000	10/20/21	Morgan Stanley Capital Services, Inc.	17,895
USD	133,693	EUR	114,000	10/25/21	Morgan Stanley Capital Services, Inc.	1,521

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	298,990	EUR	256,000	10/29/21	Morgan Stanley Capital Services, Inc.	$2,160
USD	852,857	EUR	722,000	10/04/21	Standard Chartered Bank	16,096
USD	3,342,845	EUR	2,820,000	10/12/21	Standard Chartered Bank	74,143
USD	1,558,646	EUR	1,328,000	10/27/21	Standard Chartered Bank	18,898
USD	837,827	EUR	722,000	11/04/21	Standard Chartered Bank	576
USD	855,602	EUR	732,000	10/29/21	State Street Bank and Trust	6,853
USD	587,005	EUR	500,000	10/21/21	The BNY Mellon	7,348
USD	2,116,313	EUR	1,784,000	10/12/21	UBS AG	48,453
USD	1,232,855	GBP	900,000	10/21/21	HSBC Bank Plc	19,315
USD	808,262	GBP	600,000	10/21/21	JPMorgan Chase Bank N.A.	(764)
USD	818,972	GBP	591,000	10/18/21	Standard Chartered Bank	22,085
USD	190,057	HUF	59,000,000	10/21/21	Barclays Bank Plc	(187)
USD	117,642	HUF	35,400,000	10/21/21	State Street Bank London	3,495
USD	455,937	IDR	6,535,853,770	10/21/21	Citibank N.A.	19
USD	595,184	IDR	8,527,200,000	10/21/21	Deutsche Bank AG	357
USD	642,551	IDR	9,187,494,420	10/21/21	HSBC Bank Plc	1,664
USD	12,991,993	IDR	187,201,062,482	10/04/21	JPMorgan Chase Bank N.A.	(87,558)
USD	2,391,253	IDR	34,477,087,000	10/07/21	JPMorgan Chase Bank N.A.	(16,948)
USD	5,314,613	IDR	78,433,052,712	10/19/21	JPMorgan Chase Bank N.A.	(157,534)
USD	355,557	IDR	5,101,173,670	10/21/21	JPMorgan Chase Bank N.A.	(283)
USD	1,472,934	IDR	21,095,359,000	10/26/21	JPMorgan Chase Bank N.A.	2,160
USD	6,534,981	IDR	93,600,531,241	11/03/21	JPMorgan Chase Bank N.A.	14,267
USD	2,029,134	IDR	29,144,454,700	11/08/21	JPMorgan Chase Bank N.A.	(199)
USD	991,964	IDR	14,218,400,000	10/21/21	Morgan Stanley and Co. International Plc	138
USD	329,002	INR	24,483,194	10/21/21	Deutsche Bank AG	(411)
USD	2,059,949	INR	152,839,725	10/21/21	HSBC Bank Plc	3,544
USD	26,243	INR	1,952,916	10/21/21	JPMorgan Chase Bank N.A.	(33)
USD	620,683	INR	46,060,275	10/21/21	Morgan Stanley and Co. International Plc	958
USD	2,380,496	JPY	262,500,000	10/21/21	Bank of America, N.A.	27,554
USD	39	JPY	4,294	10/19/21	JPMorgan Chase Bank N.A.	1
USD	493,290	JPY	55,000,000	10/21/21	JPMorgan Chase Bank N.A.	292
USD	7,892,656	JPY	868,842,760	10/21/21	Toronto Dominion Bank	104,707
USD	1,500,467	KRW	1,766,500,000	10/21/21	Citibank N.A.	8,284
USD	87	KZT	37,980	11/12/21	Goldman Sachs International	(1)
USD	1,501,117	MXN	30,825,882	10/19/21	Citibank N.A.	4,267
USD	451,008	MXN	9,100,000	10/19/21	Goldman Sachs & Co.	9,128
USD	194,024	MXN	4,000,000	10/21/21	JPMorgan Chase Bank N.A.	(154)
USD	2,202,835	MXN	44,500,000	10/21/21	Morgan Stanley and Co. International Plc	42,602
USD	328,244	MXN	6,600,000	10/21/21	Natwest Markets Plc	7,850
USD	601,928	MXN	12,100,000	10/21/21	State Street Bank London	14,539
USD	3,751,078	MXN	74,871,608	10/21/21	UBS AG	116,469
USD	619,269	MYR	2,600,000	10/21/21	Barclays Bank Plc	(1,234)
USD	285,110	MYR	1,200,000	10/21/21	Goldman Sachs International	(1,276)
USD	1,214,975	MYR	5,100,000	10/21/21	Morgan Stanley and Co. International Plc	(2,165)
USD	5,756,200	NOK	50,473,232	10/19/21	BNP Paribas S.A.	(25,261)
USD	1,045,000	NOK	9,168,830	10/12/21	Morgan Stanley Capital Services, Inc.	(5,300)
USD	1,495,910	NOK	12,839,148	10/19/21	Morgan Stanley Capital Services, Inc.	25,249
USD	1,182,092	NZD	1,700,000	10/21/21	Barclays Bank Plc	9,446
USD	701,456	NZD	1,026,000	11/23/21	Citibank N.A.	(6,093)
USD	1,504,764	PEN	6,200,000	10/21/21	Bank of America, N.A.	5,754

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	314,672	PEN	1,300,000	10/21/21	JPMorgan Chase Bank N.A.	$364
USD	1,229,915	PEN	5,061,100	10/26/21	JPMorgan Chase Bank N.A.	6,373
USD	289,855	PEN	1,200,000	10/21/21	Morgan Stanley and Co. International Plc	(276)
USD	1,055,878	PHP	54,100,000	10/21/21	HSBC Bank Plc	(1,678)
USD	583,857	PLN	2,300,000	10/21/21	Bank of America, N.A.	4,708
USD	226,092	PLN	900,000	10/21/21	Goldman Sachs International	(532)
USD	1,208,494	PLN	4,667,870	10/21/21	HSBC Bank Plc	33,107
USD	1,598,778	PLN	6,300,000	10/21/21	JPMorgan Chase Bank N.A.	12,413
USD	484,309	PLN	1,878,350	11/17/21	JPMorgan Chase Bank N.A.	11,378
USD	405,515	RON	1,700,000	10/21/21	Bank of America, N.A.	7,802
USD	436,670	RON	1,834,100	10/21/21	Goldman Sachs International	7,584
USD	1,894,781	RUB	138,000,000	10/21/21	JPMorgan Chase Bank N.A.	4,518
USD	3,187,537	RUB	236,086,500	12/20/21	JPMorgan Chase Bank N.A.	(10,911)
USD	1,367,552	RUB	99,942,240	10/21/21	Morgan Stanley and Co. International Plc	(1,412)
USD	1,598,454	RUB	121,330,655	10/19/21	Morgan Stanley Capital Services, Inc.	(64,347)
USD	3,586,990	SAR	13,460,000	01/13/22	JPMorgan Chase Bank N.A.	621
USD	152,668	THB	5,100,000	10/21/21	Barclays Bank Plc	1,956
USD	593,419	THB	20,000,000	10/21/21	HSBC Bank Plc	2,391
USD	465,686	THB	15,600,000	10/21/21	Morgan Stanley and Co. International Plc	4,684
USD	1,523,642	TWD	42,145,580	10/21/21	JPMorgan Chase Bank N.A.	8,405
USD	153,271	UAH	4,100,000	10/18/21	Morgan Stanley and Co. International Plc	(382)
USD	2,858,232	ZAR	40,731,519	10/21/21	Barclays Bank Plc	157,047
USD	291,145	ZAR	4,300,000	10/21/21	Citibank N.A.	5,983
USD	79,559	ZAR	1,200,000	10/21/21	Goldman Sachs International	(21)
USD	1,193,887	ZAR	17,900,000	10/21/21	JPMorgan Chase Bank N.A.	6,816
USD	10,422,617	ZAR	156,926,567	11/22/21	JPMorgan Chase Bank N.A.	61,175
USD	179,522	ZAR	2,747,500	12/15/21	JPMorgan Chase Bank N.A.	(1,305)
USD	417,409	ZAR	6,290,000	10/21/21	Morgan Stanley and Co. International Plc	275
USD	297,320	ZAR	4,500,000	10/21/21	Natwest Markets Plc	(1,105)
USD	860,751	ZAR	12,900,000	10/21/21	State Street Bank London	5,264

						$(370,122)

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
10	10-Year Australian Bond Futures	Dec 2021	$1,021,927	$(18,932)
391	Euro 90-Day	Dec 2023	96,630,763	(5,196)
310	U.S. Treasury Note 2-Year	Dec 2021	68,216,953	(50,896)
87	U.S. Ultra 10-Year	Dec 2021	12,636,750	(247,356)
106	U.S. Ultra Bond	Dec 2021	20,252,625	(708,056)

				$(1,030,436)

Sales
31	Euro 90-Day	Dec 2021	$7,736,825	$(4,940)
24	Euro-Bund	Dec 2021	4,723,510	72,855
3	U.S. Long Bond	Dec 2021	477,656	7,776
416	U.S. Treasury Note 10-Year	Dec 2021	54,749,500	656,261
118	U.S. Treasury Note 5-Year	Dec 2021	14,483,578	82,046

				$813,998

Written Options

Written Currency Options

Type of Contract	Counterparty	Notional Value	Premiums Received	Value at September 30, 2021
PUT — USD/NOK Option
Strike @ NOK 8.36
Expires 12/13/2021	Morgan Stanley & Co.	USD (3,480,000)	$(25,268)	$(14,285)
PUT — USD/NZD Option
Strike @ NZD 0.73
Expires 11/22/2021	Goldman Sachs & Co.	USD (1,170,000)	(6,599)	(968)
PUT — USD/RUB Option
Strike @ RUB 71.39
Expires 11/15/2021	Citigroup Global Markets, Inc.	USD (1,920,000)	(10,051)	(6,707)

			$(41,918)	$(21,960)

Written Futures Options

Type of Contract	Counterparty	Number of Contracts	Notional Value	Premiums Received	Value at September 30, 2021
CALL — Eurodollar 2 Year Midcurve Futures Option
Strike @ $99.00
Expires 11/12/2021	Citigroup Global Markets, Inc.	172,500	$(17,052,488)	$(14,967)	$(6,900)
CALL — Eurodollar 2 Year Midcurve Futures Option
Strike @ $99.00
Expires 11/12/2021	Citigroup Global Markets, Inc.	172,500	(17,052,488)	(17,969)	(31,912)
PUT — S&P 500 E-mini Futures Option
Strike @ $3,700.00
Expires 10/15/2021	JPMorgan Securities LLC	1,500	(6,446,625)	(43,062)	(5,250)

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Written Futures Options — continued

Type of Contract	Counterparty	Number of Contracts	Notional Value	Premiums Received	Value at September 30, 2021
PUT — S&P 500 E-mini Futures Option
Strike @ $3,500.00
Expires 10/15/2021	JPMorgan Securities LLC	1,000	$(4,297,750)	$(15,958)	$(2,150)
PUT — S&P 500 E-mini Futures Option
Strike @ $3,600.00
Expires 11/19/2021	JPMorgan Securities LLC	1,250	(5,372,188)	(27,760)	(21,250)
PUT — S&P 500 E-mini Futures Option
Strike @ $3,700.00
Expires 11/19/2021	Goldman Sachs & Co.	1,350	(5,801,963)	(27,568)	(30,375)
PUT — S&P 500 E-mini Futures Option
Strike @ $3,800.00
Expires 12/17/2021	JPMorgan Securities LLC	2,350	(10,099,713)	(90,078)	(115,738)
PUT — S&P 500 E-mini Futures Option
Strike @ $3,700.00
Expires 12/17/2021	Goldman Sachs & Co.	1,050	(4,512,638)	(34,868)	(34,868)

				$(272,230)	$(248,443)

Written Swaption

Type of Contract	Counterparty	Notional Value	Premiums Received	Value at September 30, 2021
Interest Rate Swaption receive annually a fixed rate of 1.00% and pay semi-annually a floating rate of 6-Month EUR LIBOR
Strike @ EUR 1.00
Expires 05/06/2022	Morgan Stanley & Co.	EUR (15,100,000)	$(80,120)	$(25,287)

Total Written Options			$(394,268)	$(295,690)

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

OTC — Interest Rate Swaps

Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Counterparty	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
1.01%	Semi-Annual	6-Month THB BIBOR	Semi-Annual	03/16/27	Bank of America, N.A.	$—	THB	8,246,085	$(2,535)	$(2,535)
1.87%	Quarterly	7-Day CNRR	Quarterly	09/16/25	HSBC Bank Plc	—	CNY	2,702,414	(8,942)	(8,942)
1.90%	Quarterly	7-Day CNRR	Quarterly	09/16/25	HSBC Bank Plc	—	CNY	9,266,521	(29,057)	(29,057)
2.51%	Quarterly	7-Day CNRR	Quarterly	03/18/25	Citibank N.A.	—	CNY	6,502,698	3,604	3,604
2.51%	Quarterly	7-Day CNRR	Quarterly	09/16/25	HSBC Bank Plc	—	CNY	5,489,373	2,348	2,348
2.55%	Quarterly	7-Day CNRR	Quarterly	02/10/25	Bank of America, N.A.	—	CNY	2,915,046	2,223	2,223
2.56%	Quarterly	7-Day CNRR	Quarterly	03/18/25	Bank of America, N.A.	—	CNY	8,702,233	7,117	7,117
2.69%	Quarterly	7-Day CNRR	Quarterly	12/16/25	HSBC Bank Plc	—	CNY	3,081,518	4,372	4,372
BRL-CDI	At Maturity	10.67%	At Maturity	01/02/29	JPMorgan Chase Bank N.A.	—	BRL	2,254,886	680	680
BRL-CDI	At Maturity	10.47%	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	3,793,733	1,418	1,418
BRL-CDI	At Maturity	7.49%	At Maturity	01/04/27	Bank of America, N.A.	—	BRL	591,999	9,001	9,001
BRL-CDI	Annual	2.78%	Annual	01/03/22	HSBC Bank Plc	—	BRL	13,862,865	31,847	31,847
4.11%	Annual	BRL-CDI	Annual	01/02/23	HSBC Bank Plc	—	BRL	7,927,478	(65,296)	(65,296)
6.87%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	4,110,000	(85,503)	(85,503)
7.02%	At Maturity	BRL-CDI	At Maturity	01/04/27	Citigroup Global Markets, Inc.	—	BRL	1,800,000	(20,438)	(20,438)
7.02%	At Maturity	BRL-CDI	At Maturity	01/04/27	Citigroup Global Markets, Inc.	1,105	BRL	2,100,000	(23,844)	(24,949)
7.04%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	1,400,000	(15,656)	(15,656)

						$1,105			$(188,661)	$(189,766)

Centrally Cleared Interest Rate Swaps

Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
1-Month TIIE	Monthly	7.50%	Monthly	09/17/31	$7	MXN	9,211,576	$(1,648)	$(1,655)
1-Month TIIE	Monthly	5.56%	Monthly	12/31/30	13	MXN	16,684,659	103,633	103,620
7.20%	Monthly	1-Month TIIE	Monthly	07/17/24	—	MXN	116,734,200	78,669	78,669
3-Month JIBAR	Quarterly	6.63%	Quarterly	03/16/27	5	ZAR	8,670,032	585	580
3-Month JIBAR	Quarterly	7.57%	Quarterly	03/16/32	16	ZAR	14,437,074	21,031	21,015
3-Month JIBAR	Quarterly	6.30%	Quarterly	03/16/27	7	ZAR	11,663,267	11,374	11,367
3-Month USD LIBOR	Quarterly	2.00%	Semi-Annual	02/15/47	(1,393)	USD	1,575,000	(54,606)	(53,213)
3-Month USD LIBOR	Quarterly	1.60%	Semi-Annual	02/15/47	4,663	USD	772,000	38,562	33,899
6-Month BUBOR	Semi-Annual	3.44%	Annual	03/16/32	6	HUF	109,027,000	6	—
6-Month BUBOR	Semi-Annual	3.08%	Annual	03/16/32	15	HUF	272,429,465	28,288	28,273
6-Month BUBOR	Semi-Annual	3.04%	Annual	03/16/27	10	HUF	315,660,131	7,632	7,622
6-Month BUBOR	Semi-Annual	2.96%	Annual	03/16/27	9	HUF	313,068,275	11,527	11,518
6-Month PRIBOR	Semi-Annual	2.10%	Annual	03/16/32	2	CZK	2,922,931	4,505	4,503
6-Month WIBOR	Semi-Annual	2.09%	Annual	03/16/32	11	PLN	2,618,453	16,346	16,335
6-Month WIBOR	Semi-Annual	2.11%	Annual	03/16/32	11	PLN	2,594,735	14,579	14,568
6-Month WIBOR	Semi-Annual	2.11%	Annual	03/16/32	27	PLN	6,315,960	36,203	36,176
6-Month WIBOR	Semi-Annual	1.84%	Annual	03/16/27	12	PLN	4,908,963	14,390	14,378
Overnight Federal Funds Effective Rate (12M)	Annual	1.73%	Annual	02/15/47	—	USD	684,000	(23,664)	(23,664)
SOFR	Annual	0.74%	Annual	08/19/45	—	USD	490,000	82,240	82,240
SOFR	Annual	0.56%	Annual	07/20/45	9,344	USD	3,210,000	654,402	645,058

									$1,031,289

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

OTC — Credit Default Swaps

Buy Protection

Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate		Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
730,000	EUR	12/20/24	Morgan Stanley & Co.	(1.00%)		Quarterly	Daimler AG, 1.40%, 01/12/24	$(803)	$(19,195)	$(19,998)

Sell Protection

Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate		Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
14,200,000	USD	12/20/26	Citibank N.A.	(1.00%	)	Quarterly	CDX.EM.36**	$35,802	$528,950	$564,752
820,000	USD	06/20/26	Morgan Stanley & Co.	(5.00%	)	Quarterly	Netflix, Inc., 4.88%, 06/30/30 (Moody’s rating: Ba1; S&P rating: BB+)	(18,141)	180,545	162,404
410,000	USD	06/20/26	Morgan Stanley & Co.	5.00%		Quarterly	Netflix, Inc., 4.88%, 06/30/30 (Moody’s rating: Ba1; S&P rating: BB+)	(9,460)	90,662	81,202
730,000	EUR	12/20/24	Morgan Stanley & Co.	1.00%		Quarterly	Volkswagen International Finance N.V., 0.50%, 03/30/21 (Moody’s rating: A3; S&P rating: BBB+)	8,785	9,254	18,039

Total Sell Protection								$16,986	$809,411	$826,397

Total OTC Credit Default Swaps								$16,183	$790,216	$806,399

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Centrally Cleared Credit Default Swaps

Buy Protection

Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
12,500,000	USD	06/20/26	(5.00%)	Quarterly	CDX.NA.HY.36***	$(4,886)	$(1,155,000)	$(1,159,886)
3,243,000	USD	12/20/26	(5.00%)	Quarterly	CDX.NA.HY.37***	7,345	(311,280)	(303,935)
1,380,000	USD	06/20/26	5.00%	Quarterly	Ford Motor Co.	(2,026)	196,911	194,885
1,380,000	USD	06/20/26	(5.00%)	Quarterly	General Motors Co.	9,454	(264,656)	(255,202)
615,000	USD	06/20/26	(1.00%)	Quarterly	ViacomCBS, Inc.	(1,179)	(9,500)	(10,679)
615,000	USD	06/20/26	(1.00%)	Quarterly	Walt Disney Co. (The)	(117)	(18,723)	(18,840)

						$8,591	$(1,562,248)	$(1,553,657)

*	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.
**	CDX.EM— Markit CDX Emerging Markets Index. Represents an index composed of fifteen (15) sovereign reference entities that trade in the credit default swaps (CDS) market.
***	CDX.NA.HY— Markit North America High Yield CDS Index. Represents an index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated BB and B.

U.S. Treasury securities in the amount of $341,418 received at the custodian bank as collateral for forward foreign currency contracts, OTC swaps and/or OTC options.

Currency Abbreviations

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Pesos
EGP	— Egyptian Pound
EUR	— Euro Currency
GBP	— British Pound Sterling
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
KZT	— Kazakhstani Tenge
MXN	— Mexican Peso
MYR	— Malaysian Ringgit

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Currency Abbreviations — continued

NOK	— Norwegian Krona
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RON	— Romanian New Leu
RUB	— Russian Ruble
SAR	— Saudi Riyal
THB	— Thai Baht
TRY	— Turkish New Lira
TWD	— Taiwan Dollar
UAH	— Ukrainian Hryvnia
USD	— U.S. Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

Other Abbreviations

BIBOR	—	Bangkok Interbank Offered Rate
BUBOR	—	Budapest Interbank Offered Rate
CDI	—	Brazil Interbank Deposit Rate
CLO	—	Collateralized Loan Obligation
CMO	—	Collateralized Mortgage Obligation
CMT	—	Constant Maturity Treasury Index
CNRR	—	China Fixing Repo Rates
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GDN	—	Global Depository Note
ICE	—	Intercontinental Exchange
JIBAR	—	Johannesburg Interbank Average Rate
LIBOR	—	London Interbank Offered Rate
MTN	—	Medium Term Note
OTC	—	Over-The-Counter
PIK	—	Payment In Kind
PRIBOR	—	Prague Interbank Offered Rate
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
TBD	—	To Be Determined
TIIE	—	Mexican Interbank Equilibrium Interest Rate
UMBS	—	Uniform Mortgage-Backed Securities are single-class securities backed by fixed-rate mortgage loans purchased by either FHLMC or FNMA
WIBOR	—	Warsaw Interbank Offer Rate

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Corporate Debt	32.9
Sovereign Debt Obligations	29.7
Bank Loans	17.2
Mortgage Backed Securities—Private Issuers	5.2
Asset Backed Securities	4.8
Convertible Debt	1.3
U.S. Government and Agency Obligations	1.2
Convertible Preferred Stocks	0.8
Centrally Cleared Interest Rate Swaps	0.1
Common Stocks	0.1
OTC Credit Default Swaps	0.1
Mortgage Backed Securities—U.S. Government Agency Obligations	0.1
Purchased Futures Options	0.1
Preferred Stocks	0.0	*
Purchased Swaption	0.0	*
Purchased Currency Options	0.0	*
Written Currency Options	0.0	*
Written Swaption	0.0	*
OTC Interest Rate Swaps	0.0	*
Futures Contracts	0.0	*
Written Futures Options	0.0	*
Centrally Cleared Credit Default Swaps	(0.2)
Forward Foreign Currency Contracts	(2.6)
Short-Term Investments	3.3
Other Assets and Liabilities (net)	5.9

	100.0%

* Amount rounds to zero.

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.7%

	Argentina — 1.0%
32,870	Banco BBVA Argentina SA, ADR*	127,864
31,000	Grupo Financiero Galicia SA, ADR	312,170
8,122	MercadoLibre, Inc.*	13,640,087
11,800	Telecom Argentina SA, ADR(a)	58,410

		14,138,531

	Australia — 0.5%
479,184	Newcrest Mining, Ltd.	7,849,400

	Brazil — 2.7%
497,000	Ambev SA	1,395,529
3,084,500	B3 SA - Brasil Bolsa Balcao	7,211,828
759,209	Banco Bradesco SA*	2,488,479
183,400	Blau Farmaceutica SA* 144A	1,539,525
820,600	Dexco SA	2,555,668
242,900	Locaweb Servicos de Internet SA*	1,019,940
293,000	Marfrig Global Foods SA	1,379,798
1,209,233	Raia Drogasil SA*	5,186,326
1,980,900	Rumo SA*	6,103,858
762,500	TOTVS SA	5,051,708
315,000	Vale SA	4,407,422
710,952	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA*	1,950,620

		40,290,701

	Canada — 0.1%
41,933	Canadian Solar, Inc.* (a)	1,450,463

	Chile — 0.2%
203,667	Cia Cervecerias Unidas SA, ADR	3,521,402
4,978	Inversiones La Construccion SA	18,694

		3,540,096

	China — 29.1%
1,642,000	361 Degrees International, Ltd.* (a)	791,925
70,271	Agile Group Holdings, Ltd.	65,430
1,702,300	Agricultural Bank of China, Ltd. Class A	774,528
13,106,000	Agricultural Bank of China, Ltd. Class H	4,480,526
392,822	Aier Eye Hospital Group Co., Ltd. Class A	3,233,553
4,301	Airtac International Group	134,613
1,439,691	Alibaba Group Holding, Ltd.*	26,778,269
89,489	Alibaba Group Holding, Ltd., ADR*	13,248,846
136,099	Anhui Conch Cement Co., Ltd. Class A	857,473
117,000	Anhui Conch Cement Co., Ltd. Class H	629,332
366,998	Anhui Guangxin Agrochemical Co., Ltd. Class A	1,838,966
502,400	ANTA Sports Products, Ltd.	9,413,749
163,232	Autobio Diagnostics Co., Ltd. Class A	1,347,650
9,000	Autohome, Inc., ADR	422,370

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	China — continued
2,410	Baidu, Inc., ADR*	370,538
1,440,983	Bank of Chengdu Co., Ltd. Class A	2,645,610
3,449,900	Bank of China, Ltd. Class A	1,628,382
17,969,000	Bank of China, Ltd. Class H	6,326,120
119,300	Budweiser Brewing Co. APAC, Ltd.	300,286
47,500	BYD Co., Ltd. Class H	1,466,967
324,515	BYD Electronic International Co., Ltd.(a)	1,134,104
27,294	Changchun High & New Technology Industry Group, Inc. Class A	1,157,379
1,616,000	China Communications Services Corp., Ltd. Class H	894,543
1,384,600	China Construction Bank Corp. Class A	1,279,369
12,909,000	China Construction Bank Corp. Class H	9,156,978
768,000	China Dongxiang Group Co., Ltd.	83,747
3,202,000	China Feihe, Ltd.	5,393,646
146,400	China Gas Holdings, Ltd.	431,704
726,000	China Hongqiao Group, Ltd.	913,919
1,497,059	China Jushi Co., Ltd. Class A	4,057,412
139,263	China Lesso Group Holdings, Ltd.	222,206
421,000	China Longyuan Power Group Corp., Ltd. Class H	1,028,723
544,000	China Medical System Holdings, Ltd.	983,218
347,000	China Mengniu Dairy Co., Ltd.*	2,232,279
217,000	China Merchants Bank Co., Ltd. Class A	1,695,034
1,241,100	China Merchants Bank Co., Ltd. Class H	9,850,623
456,000	China Oriental Group Co., Ltd.	141,241
389,000	China Overseas Land & Investment, Ltd.	884,466
189,292	China Pacific Insurance Group Co., Ltd. Class A	789,740
1,336,000	China Pacific Insurance Group Co., Ltd. Class H	3,928,822
136,600	China Railway Group, Ltd. Class A	119,653
2,241,000	China Reinsurance Group Corp. Class H	251,721
260,000	China Resources Beer Holdings Co., Ltd.	1,917,508
48,000	China Resources Cement Holdings, Ltd.	46,176
302,000	China Resources Gas Group, Ltd.	1,585,059
840,000	China Resources Land, Ltd.	3,533,180
230,800	China Resources Mixc Lifestyle Services, Ltd.	1,277,438
96,300	China Shenhua Energy Co., Ltd. Class A	337,066
1,446,000	China Shenhua Energy Co., Ltd. Class H	3,377,481
401,000	China Suntien Green Energy Corp., Ltd. Class H	401,791
210,963	China Tourism Group Duty Free Corp., Ltd. Class A	8,491,435
352,498	China Vanke Co., Ltd. Class A	1,162,871
2,000	Chlitina Holding, Ltd.	14,188
45,600	Contemporary Amperex Technology Co., Ltd. Class A	3,711,058
736,909	Country Garden Holdings Co., Ltd.(a)	758,709
1,293,000	CSPC Pharmaceutical Group, Ltd.	1,534,912
117,000	Dongyue Group, Ltd.	287,874
61,993	Ecovacs Robotics Co., Ltd. Class A	1,451,229
546,800	ENN Energy Holdings, Ltd.	8,954,306
615,000	ENN Natural Gas Co., Ltd. Class A	1,733,903
1,262,996	Fangda Special Steel Technology Co., Ltd. Class A	1,532,077
113,200	Fangda Special Steel Technology Co., Ltd. Class A (Shanghai Exchange)	137,317
449,598	Foshan Haitian Flavouring & Food Co., Ltd. Class A	7,641,009
436,000	Fuyao Glass Industry Group Co., Ltd. Class H	2,321,041

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	China — continued
109,300	Gongniu Group Co., Ltd. Class A	2,756,869
346,000	Great Wall Motor Co., Ltd. Class H	1,257,610
1,414,839	Gree Real Estate Co., Ltd. Class A*	1,587,146
332,000	Greenland Hong Kong Holdings, Ltd.	82,894
31,000	Greentown Management Holdings Co., Ltd.	12,896
1,012,000	Guangdong Investment, Ltd.	1,318,949
44,200	Guangdong Tapai Group Co., Ltd. Class A	76,186
10,000	Haitian International Holdings, Ltd.	31,059
81,500	Hengan International Group Co., Ltd.(a)	436,510
1,225,402	Hisense Home Appliances Group Co., Ltd. Class A	2,275,991
40,410	Hisense Home Appliances Group Co., Ltd. Class H	43,809
33,353	Hollysys Automation Technologies, Ltd.	690,074
115,834	Hongfa Technology Co., Ltd. Class A	1,118,301
4,000	Hopson Development Holdings, Ltd.	14,186
2,278,868	Huafon Chemical Co., Ltd. Class A	4,293,617
937,000	Industrial & Commercial Bank of China, Ltd. Class A	675,764
8,082,535	Industrial & Commercial Bank of China, Ltd. Class H	4,461,950
127,000	Jafron Biomedical Co., Ltd. Class A	1,147,535
375,900	JCET Group Co., Ltd. Class A	1,847,266
293,524	Jiangsu Hengrui Medicine Co., Ltd. Class A	2,279,740
572,000	Jiangxi Copper Co., Ltd. Class H	1,010,262
60,661	JinkoSolar Holding Co., Ltd., ADR* (a)	2,778,880
134,901	Keboda Technology Co., Ltd. Class A	1,177,636
91,000	Keymed Biosciences, Inc.*	596,603
4,500	Kingboard Holdings, Ltd.	20,230
892,000	Kingdee International Software Group Co., Ltd.*	2,953,070
530,000	Kingsoft Corp., Ltd.	2,089,442
132,000	Kunlun Energy Co., Ltd.	137,206
27,513	Kweichow Moutai Co., Ltd. Class A	7,794,913
174,809	KWG Group Holdings, Ltd.	170,146
447,224	LB Group Co., Ltd. Class A	1,975,545
214,000	Lenovo Group, Ltd.(a)	229,565
377,500	Li Ning Co., Ltd.	4,354,810
210,997	Lier Chemical Co., Ltd. Class A	906,466
359,000	Logan Group Co., Ltd.	373,790
322,000	Longfor Group Holdings, Ltd.	1,479,776
246,940	LONGi Green Energy Technology Co., Ltd. Class A	3,136,145
195,000	Lonking Holdings, Ltd.	58,698
67,400	Lufax Holding, Ltd., ADR*	470,452
577,000	Luxi Chemical Group Co., Ltd. Class A	1,667,039
47,556	Maxscend Microelectronics Co., Ltd. Class A	2,573,540
630,600	Midea Group Co., Ltd. Class A	6,794,177
119,267	MINISO Group Holding, Ltd., ADR	1,817,629
187,673	NetEase, Inc.	3,223,939
4,765	NetEase, Inc., ADR	406,931
2,446,000	Netjoy Holdings, Ltd.* (a)	1,166,493
698,470	Ningxia Baofeng Energy Group Co., Ltd. Class A	1,726,713
4,044,000	PetroChina Co., Ltd. Class H	1,892,993
4,054,000	PICC Property & Casualty Co., Ltd. Class H	3,911,553
118,100	Ping An Insurance Group Co. of China, Ltd. Class A	879,056

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	China — continued
1,274,900	Ping An Insurance Group Co. of China, Ltd. Class H	8,650,874
1,696,200	Postal Savings Bank of China Co., Ltd. Class A	1,323,782
937,000	Q Technology Group Co., Ltd.(a)	1,333,110
524,800	Sany Heavy Industry Co., Ltd. Class A	2,066,951
164,653	SF Holding Co., Ltd. Class A	1,665,375
1,028,995	Shaanxi Coal Industry Co., Ltd. Class A	2,354,252
2,086,500	Shandong Gold Mining Co., Ltd. Class H(a)	3,705,193
342,000	Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	1,730,070
331,400	Shandong Sinocera Functional Material Co., Ltd. Class A	2,111,002
322,000	Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H(a)	1,643,468
154,802	Shanghai Hanbell Precise Machinery Co., Ltd. Class A	550,592
105,780	Shenzhen Kangtai Biological Products Co., Ltd. Class A	1,803,236
440,685	Shenzhen Senior Technology Material Co., Ltd. Class A	3,049,973
223,200	Shenzhen Sunlord Electronics Co., Ltd. Class A	1,167,932
928,418	Shenzhen Topband Co., Ltd. Class A	2,070,559
305,700	Shenzhou International Group Holdings, Ltd.	6,389,821
558,500	Shimao Group Holdings, Ltd.	1,019,029
8,000	Silergy Corp.	1,174,821
413,995	Sinoma Science & Technology Co., Ltd. Class A	2,259,951
496,878	Sinopec Engineering Group Co., Ltd. Class H	252,219
571,600	Sinopharm Group Co., Ltd. Class H	1,484,635
220,200	Sinoseal Holding Co., Ltd. Class A	1,265,276
228,963	Sinotruk Hong Kong, Ltd.	339,285
283,000	SITC International Holdings Co., Ltd.	1,008,942
37,573	Skshu Paint Co., Ltd. Class A	579,719
79,500	Sun Art Retail Group, Ltd.(a)	36,562
7,300	Sungrow Power Supply Co., Ltd. Class A	167,250
198,400	Sunny Optical Technology Group Co., Ltd.	5,205,910
842,900	Tencent Holdings, Ltd.	49,422,783
16,719	Tencent Holdings, Ltd., ADR(a)	999,295
167,200	Thunder Software Technology Co., Ltd. Class A	3,216,107
27,500	Tian Lun Gas Holdings Ltd.(a) (b)	24,587
633,600	Tongcheng-Elong Holdings, Ltd.*	1,514,281
877,291	Tongkun Group Co., Ltd. Class A	2,979,271
240,000	Tongwei Co., Ltd. Class A	1,884,090
2,077,000	TravelSky Technology, Ltd. Class H(a)	4,003,219
47,537	Trip.com Group, Ltd., ADR*	1,461,763
61,700	Tsingtao Brewery Co., Ltd. Class A	764,170
30,000	Tsingtao Brewery Co., Ltd. Class H	234,098
102,997	Wanhua Chemical Group Co., Ltd. Class A	1,686,590
79,000	Want Want China Holdings, Ltd.	59,670
1,403,000	Weichai Power Co., Ltd. Class H	2,906,050
43,757	Weifu High-Technology Group Co., Ltd. Class A	139,756
84,495	Will Semiconductor Co., Ltd. Class A	3,155,869
723,038	Winning Health Technology Group Co., Ltd. Class A	1,619,620
214,500	Wuxi Biologics Cayman, Inc.*	3,467,021
135,824	Wuxi Lead Intelligent Equipment Co., Ltd. Class A	1,448,322
1,528,000	Xinyi Solar Holdings, Ltd.	3,111,166
212,000	Xtep International Holdings, Ltd.(a)	292,772
1,614,300	Yangzijiang Shipbuilding Holdings, Ltd.	1,624,442

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	China — continued
12,300	Yum China Holdings, Inc.	714,753
134,600	Yunnan Baiyao Group Co., Ltd. Class A	2,033,077
87,531	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	5,124,832
138,800	Zhejiang Dingli Machinery Co., Ltd. Class A	1,510,371
28,000	Zhejiang Expressway Co., Ltd. Class H	23,098
170,500	Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	1,118,349
726,228	Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	2,558,203
153,999	Zhejiang Satellite Petrochemical Co., Ltd. Class A	925,324
40,600	Zhejiang Weixing New Building Materials Co., Ltd. Class A	105,310
1,000,535	Zhengzhou Coal Mining Machinery Group Co., Ltd. Class A	1,772,479
583,500	Zhongsheng Group Holdings, Ltd.	4,689,826
1,911,124	Zhuzhou Kibing Group Co., Ltd. Class A	5,046,426
40,600	Zhuzhou Kibing Group Co., Ltd. Class A (Shanghai Exchange)	107,206
160,098	Zijin Mining Group Co., Ltd. Class A	249,485
2,386,000	Zijin Mining Group Co., Ltd. Class H	2,862,934
1,206,200	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	1,076,948
322,000	Zylox-Tonbridge Medical Technology Co., Ltd.*	1,809,652

		433,928,342

	Czech Republic — 0.1%
6,782	CEZ AS	220,758
163,270	Moneta Money Bank AS*	658,193
78	Philip Morris CR AS	56,613

		935,564

	Egypt — 0.0%
17,404	Commercial International Bank Egypt SAE*	47,226
13,972	Eastern Co. SAE	10,878
82,044	ElSewedy Electric Co.	42,626

		100,730

	Hong Kong — 1.0%
11,600	Hong Kong Exchanges & Clearing, Ltd.	704,100
74,500	Kingboard Laminates Holdings, Ltd.	121,456
169,300	Link REIT	1,446,870
81,000	PAX Global Technology, Ltd.	101,546
719,000	Sino Biopharmaceutical, Ltd.	599,274
1,797,000	Vinda International Holdings, Ltd.(a)	5,312,900
920,000	Vitasoy International Holdings, Ltd.(a)	2,329,350
393,000	WH Group, Ltd.	279,577
1,530,000	Xinyi Glass Holdings, Ltd.	4,544,840

		15,439,913

	India — 13.0%
138,727	Asian Paints, Ltd.	6,025,475
114,751	Aurobindo Pharma, Ltd.	1,106,248
103,412	Axis Bank, Ltd.*	1,065,851
81,080	Bajaj Auto, Ltd.	4,163,967
49,072	Bajaj Finance, Ltd.	5,041,518

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	India — continued
1,020,000	Bharat Electronics, Ltd.	2,750,587
68,625	Britannia Industries, Ltd.	3,648,881
1,099,086	Cipla, Ltd.	14,535,126
6,640	Clean Science & Technology, Ltd.* 144A	182,666
120,388	Colgate-Palmolive India, Ltd.	2,699,205
112,000	Coromandel International, Ltd.	1,197,693
11,559	Godrej Properties, Ltd.*	360,018
219,477	Havells India, Ltd.	4,062,889
796,893	HCL Technologies, Ltd.	13,691,100
500,087	HDFC Bank, Ltd.	10,706,988
33,608	Hindustan Unilever, Ltd.	1,218,722
520,317	Housing Development Finance Corp., Ltd.	18,971,053
164,046	ICICI Bank, Ltd.	1,544,299
7,104	Indian Railway Catering & Tourism Corp., Ltd.	363,538
867,045	Infosys, Ltd.	19,351,582
388,356	Infosys, Ltd., ADR	8,640,921
210,109	InterGlobe Aviation, Ltd.*	5,694,302
211,550	Jai Balaji Industries, Ltd.*	156,863
7,159	JSW Energy, Ltd.	37,772
248,176	Kotak Mahindra Bank, Ltd.	6,666,482
517	Larsen & Toubro Infotech, Ltd.	40,067
563,527	Manappuram Finance, Ltd.	1,276,333
35,705	Mindtree, Ltd.	2,008,769
2,420,432	Motherson Sumi Systems, Ltd.	7,296,350
132,853	Muthoot Finance, Ltd.	2,580,608
980,000	NMDC, Ltd.	1,872,983
495,332	Reliance Industries, Ltd.	16,695,983
27,197	Reliance Industries, Ltd. (Partly Paid-up Shares)	683,344
2,729	SRF, Ltd.	413,365
359,266	Tata Consultancy Services, Ltd.	18,207,350
40,209	Titan Co., Ltd.	1,169,735
794,371	UPL, Ltd.	7,524,013
243,044	Yes Bank, Ltd.*	41,174

		193,693,820

	Indonesia — 1.3%
5,058,200	Bank Central Asia Tbk PT	12,372,378
2,517,300	Bank Mandiri Persero Tbk PT	1,069,748
1,973,241	Bank Negara Indonesia Persero Tbk PT	734,636
1,907,300	Bank Pembangunan Daerah Jawa Timur Tbk PT	96,038
11,541,025	Bank Rakyat Indonesia Persero Tbk PT	3,067,294
1,187,100	Bukit Asam Tbk PT	228,010
9,200	Gudang Garam Tbk PT	20,871
637,600	Indo Tambangraya Megah Tbk PT	925,167
28,622,500	Panin Financial Tbk PT*	359,372
4,771,200	Ramayana Lestari Sentosa Tbk PT*	228,530
2,427,600	Telkom Indonesia Persero Tbk PT	623,118
17,400	United Tractors Tbk PT	31,253

		19,756,415

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Italy — 0.2%
435,900	Prada SpA	2,377,429

	Mexico — 3.6%
17,700	Alpek SAB de CV	20,091
14,800	America Movil SAB de CV Series L, ADR	261,516
28,700	Arca Continental SAB de CV	175,571
144,356	Banco del Bajio SA	274,947
611,180	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander(a)	694,641
4,600	Coca-Cola Femsa SAB de CV, ADR	258,842
10,600	Concentradora Fibra Danhos SA de CV REIT	13,079
309,671	Credito Real SAB de CV SOFOM ER* (a)	174,095
21,282	El Puerto de Liverpool SAB de CV(a)	87,823
303,280	Fibra Uno Administracion SA de CV REIT	346,762
36,200	Fomento Economico Mexicano SAB de CV	315,526
152,372	Fomento Economico Mexicano SAB de CV, ADR	13,213,700
3,175	Gruma SAB de CV Class B	36,463
32	Grupo Aeroportuario del Centro Norte SAB de CV, ADR*	1,499
19,929	Grupo Aeroportuario del Centro Norte SAB de CV Class B*	117,753
699,700	Grupo Aeroportuario del Pacifico SAB de CV Class B*	8,173,866
16,800	Grupo Bimbo SAB de CV Series A	47,437
2,044,096	Grupo Financiero Banorte SAB de CV Series O	13,162,329
31,274	Grupo Financiero Inbursa SAB de CV Series O*	29,593
1,318,708	Grupo Mexico SAB de CV Series B	5,268,542
55,000	Kimberly-Clark de Mexico SAB de CV Class A	90,754
11,600	Orbia Advance Corp. SAB de CV	29,920
40,190	Qualitas Controladora SAB de CV	185,726
65,018	Regional SAB de CV	373,819
18,700	Ternium SA, ADR	791,010
167,706	Unifin Financiera SAB de CV* (a)	244,892
2,741,815	Wal-Mart de Mexico SAB de CV	9,335,343

		53,725,539

	Netherlands — 0.8%
133,778	Heineken Holding NV	11,635,247

	Peru — 0.3%
25,957	Credicorp, Ltd.	2,879,670
18,100	Southern Copper Corp.	1,016,134

		3,895,804

	Philippines — 0.3%
80,000	Aboitiz Power Corp.	48,499
483,000	Converge Information and Communications Technology Solutions, Inc.*	378,749
24,260	GT Capital Holdings, Inc.	241,922
64,910	Manila Electric Co.	377,726
10,174,300	Megaworld Corp.	567,526
3,061,000	Metro Pacific Investments Corp.	217,758
149,700	Puregold Price Club, Inc.	130,571

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Philippines — continued
18,150	Security Bank Corp.	37,654
592,100	Semirara Mining & Power Corp. Class A	243,524
1,058,530	Universal Robina Corp.	2,815,756

		5,059,685

	Poland — 0.7%
269,239	Allegro.eu SA*	3,921,019
8,043	Budimex SA	606,113
42,721	Dino Polska SA*	3,571,249
10,442	Lubelski Wegiel Bogdanka SA*	111,350
108,000	Powszechna Kasa Oszczednosci Bank Polski SA*	1,147,653
167,886	Powszechny Zaklad Ubezpieczen SA	1,536,167

		10,893,551

	Portugal — 0.3%
234,928	Jeronimo Martins SGPS SA	4,680,492

	Qatar — 0.3%
300,098	Doha Bank QPSC	236,307
54,129	Qatar Electricity & Water Co. QSC	251,406
563,075	Qatar National Bank QPSC	2,961,017
229,614	Qatar National Cement Co. QSC	313,135

		3,761,865

	Russia — 6.7%
191,444	Coca-Cola HBC AG*	6,157,692
123,604	Evraz Plc	986,910
198,000	Gazprom PJSC, ADR	1,968,120
95,040	Globaltrans Investment Plc, GDR(c)	757,393
138,142	HeadHunter Group Plc, ADR	6,741,330
221,290	LSR Group PJSC, GDR(b) (d)	460,305
51,500	LUKOIL PJSC, ADR	4,874,990
12,157	LUKOIL PJSC (London Exchange), ADR	1,157,411
42,375	Magnit PJSC, GDR(c)	710,131
71,033	Magnitogorsk Iron & Steel Works PJSC, GDR(c)	866,769
287,128	MMC Norilsk Nickel PJSC, ADR	8,499,657
88,000	Mobile Telesystems PJSC, ADR	848,320
9,400	Novatek PJSC, GDR(c)	2,482,540
606	Novatek PJSC (London Exchange), GDR(c)	157,594
156,114	Novolipetsk Steel PJSC, GDR	4,592,613
11,765	PhosAgro PJSC, GDR(c)	265,718
314,383	Polymetal International Plc	5,327,965
46,521	Polyus PJSC, GDR(c)	3,807,090
69,652	QIWI Plc, ADR(a)	583,684
1,341	QIWI Plc (Moscow Exchange), ADR	11,231
4,489	Ros Agro Plc, GDR(c)	66,296
999,892	Sberbank of Russia PJSC, ADR	18,578,226
90,444	Severstal PAO, GDR(c)	1,883,819
2,541,044	Surgutneftegas PJSC, ADR	12,696,639

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Russia — continued
79,682	Tatneft PJSC, ADR	3,449,577
3,382	TCS Group Holding Plc, GDR(c)	309,137
9,384	TCS Group Holding Plc (London Exchange), GDR(c)	854,394
20,000	VEON, Ltd., ADR*	41,600
46,765	X5 Retail Group NV, GDR(c)	1,507,583
121,493	Yandex NV Class A* (a)	9,681,777

		100,326,511

	South Africa — 2.4%
100,081	Absa Group, Ltd.	1,008,363
4,611	Anglo American Platinum, Ltd.	399,419
4,365	Astral Foods, Ltd.	51,179
66,663	Capitec Bank Holdings, Ltd.	8,062,682
474,415	Clicks Group, Ltd.	8,742,127
656,000	FirstRand, Ltd.	2,784,738
104,082	Investec, Ltd.	451,973
44,728	Kumba Iron Ore, Ltd.	1,474,142
159,125	Lewis Group, Ltd.	438,085
42,258	Mr Price Group, Ltd.	565,015
317,000	MTN Group, Ltd.*	2,977,853
18,108	Naspers, Ltd. Class N	2,986,707
42,070	Pepkor Holdings, Ltd.*	60,316
1,236,449	RMB Holdings, Ltd.	124,585
390,195	SPAR Group, Ltd. (The)	5,093,432
142,308	Truworths International, Ltd.(a)	525,461

		35,746,077

	South Korea — 8.1%
37,022	BNK Financial Group, Inc.	272,273
108,066	Coupang, Inc.*	3,009,638
5,137	Coway Co., Ltd.	319,640
82,897	Daewoo Engineering & Construction Co., Ltd.*	466,377
1,459	Daou Data Corp.	16,336
2,577	DB Insurance Co., Ltd.	136,811
3,871	DL Holdings Co., Ltd.	245,784
80,646	Dongwon Development Co., Ltd.	387,021
45,735	Douzone Bizon Co., Ltd.	3,693,378
3,904	Eugene Corp.	16,324
584	F&F Co., Ltd.*	347,386
2,526	Fila Holdings Corp.	90,317
17,475	GS Engineering & Construction Corp.	621,141
8,900	GS Retail Co., Ltd.	242,501
159,665	Hana Financial Group, Inc.	6,162,878
7,661	Hansol Chemical Co., Ltd.	2,222,493
32,295	HDC Hyundai Development Co-Engineering & Construction	737,412
32,664	Hyundai Engineering & Construction Co., Ltd.	1,393,398
7,000	Hyundai Marine & Fire Insurance Co., Ltd.	149,048
1,373	Hyundai Mobis Co., Ltd.	289,374
52,421	Kakao Corp.	5,135,320

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
55,269	KakaoBank Corp.* (a)	3,192,905
89,340	KB Financial Group, Inc.	4,154,140
60,500	Kia Corp.	4,087,719
14,500	KIWOOM Securities Co., Ltd.	1,325,931
19,000	Korea Investment Holdings Co., Ltd.	1,363,880
1,743	Korea Petrochemical Ind Co., Ltd.	312,637
8,214	Korea Real Estate Investment & Trust Co., Ltd.	16,922
551	Korea Zinc Co., Ltd.	231,659
57,719	KT&G Corp.	3,938,505
24,550	Kumho Petrochemical Co., Ltd.(a)	3,892,373
2,433	L&F Co., Ltd.	367,827
54,169	LG Corp.	4,212,906
11,219	LG Electronics, Inc.	1,190,230
15,694	LG Household & Health Care, Ltd.	17,640,858
14,350	LG Innotek Co., Ltd.	2,484,767
1,571	Lotte Chemical Corp.	318,671
28,650	NAVER Corp.	9,335,439
2,687	NHN KCP Corp.*	117,499
4,141	POSCO	1,150,931
834	Samsung C&T Corp.	85,741
3,970	Samsung Card Co., Ltd.	112,954
16,000	Samsung Electro-Mechanics Co., Ltd.	2,353,729
234,377	Samsung Electronics Co., Ltd.	14,587,344
5,855	Samsung Electronics Co., Ltd., GDR(c)	9,101,186
569	Samsung Electronics Co., Ltd. (London Exchange), GDR(a) (c)	825,612
16,356	Samsung Engineering Co., Ltd.*	346,459
21,431	Samsung Fire & Marine Insurance Co., Ltd.	4,228,697
4,305	Samsung Life Insurance Co., Ltd.	264,472
1,583	Samsung SDS Co., Ltd.	213,172
106,641	Shinhan Financial Group Co., Ltd.	3,581,835
1,846	Webzen, Inc.*	39,719
44,388	Woori Financial Group, Inc.	431,613

		121,463,182

	Taiwan — 17.1%
29,107	Accton Technology Corp.	273,662
232,000	Acer, Inc.	205,310
8,227	Acter Group Corp., Ltd.	54,412
700,003	Advantech Co., Ltd.	9,134,395
46,000	AmTRAN Technology Co., Ltd.*	28,280
48,000	Arcadyan Technology Corp.	159,776
252,000	ASE Technology Holding Co., Ltd.	980,952
26,000	Asia Cement Corp.	42,276
757,798	Asustek Computer, Inc.	8,805,313
28,531	Aten International Co., Ltd.	83,846
1,291,000	Catcher Technology Co., Ltd.	7,717,460
3,255,595	Cathay Financial Holding Co., Ltd.	6,665,199
752,992	Chailease Holding Co., Ltd.	6,616,558
26,000	Channel Well Technology Co., Ltd.	35,841

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
197,110	Chicony Electronics Co., Ltd.	541,573
29,400	China General Plastics Corp.	48,066
29,000	Chipbond Technology Corp.	69,989
189,013	Chong Hong Construction Co., Ltd.*	545,418
218,000	Chunghwa Telecom Co., Ltd.	862,251
326,416	Coretronic Corp.	642,050
1,186,050	CTBC Financial Holding Co., Ltd.	967,151
120,818	Delta Electronics, Inc.	1,086,909
938,000	E Ink Holdings, Inc.	2,455,012
4,095,670	E.Sun Financial Holding Co., Ltd.	3,849,251
9,000	Eclat Textile Co., Ltd.	194,633
108,665	Elan Microelectronics Corp.	563,465
498,517	Elite Material Co., Ltd.	3,878,959
65,000	eMemory Technology, Inc.	4,556,840
11,000	Everlight Electronics Co., Ltd.	18,715
197,092	Farglory Land Development Co., Ltd.	409,583
10,000	Feng Hsin Steel Co., Ltd.	27,963
764,348	FLEXium Interconnect, Inc.*	2,782,214
9,000	Formosa Chemicals & Fibre Corp.	26,847
158,000	Formosa Plastics Corp.	635,283
177,708	Foxconn Technology Co., Ltd.	444,762
4,689,476	Fubon Financial Holding Co., Ltd.	12,791,865
13,000	Getac Technology Corp.	24,055
502,000	Giant Manufacturing Co., Ltd.	5,672,765
393,621	Gigabyte Technology Co., Ltd.	1,221,192
665,777	Grand Pacific Petrochemical	679,413
15,000	Greatek Electronics, Inc.	43,161
172,000	Highwealth Construction Corp.	277,137
21,000	Holtek Semiconductor, Inc.	83,777
2,858,777	Hon Hai Precision Industry Co., Ltd.	10,683,751
209,759	Huaku Development Co., Ltd.	671,119
118,000	IEI Integration Corp.	186,101
2,000	Innodisk Corp.	12,888
69,687	International Games System Co., Ltd.	1,621,595
41,000	Kung Long Batteries Industrial Co., Ltd.	203,545
4,000	Largan Precision Co., Ltd.	311,559
326,443	Lite-On Technology Corp., ADR	729,619
86,642	Lotes Co., Ltd.	1,709,990
112,000	Makalot Industrial Co., Ltd.	982,736
468,410	MediaTek, Inc.	15,098,403
337,013	Mercuries Life Insurance Co., Ltd.*	112,028
253,000	Merida Industry Co., Ltd.	2,643,489
39,305	Merry Electronics Co., Ltd.	124,554
363,899	Micro-Star International Co., Ltd.	1,663,434
22,000	Mitac Holdings Corp.	22,425
10,144	Nan Liu Enterprise Co., Ltd.	39,613
217,000	Nan Ya Plastics Corp.	703,651
172,000	Nantex Industry Co., Ltd.	556,587
361,912	Novatek Microelectronics Corp.	5,254,294
76,000	Pegatron Corp.	181,673

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
7,692	Pharmally International Holding Co., Ltd.* (b) (e)	—
265,000	Phison Electronics Corp.	3,549,357
679,998	President Chain Store Corp.	6,824,488
14,000	Primax Electronics, Ltd.	25,639
402,437	Quanta Computer, Inc.	1,116,913
952,000	Radiant Opto-Electronics Corp.	3,189,422
282,000	Realtek Semiconductor Corp.	4,969,670
29,077	Sea, Ltd., ADR*	9,267,712
10,000	Shin Zu Shing Co., Ltd.	37,008
98,190	Shinkong Insurance Co., Ltd.	156,867
55,985	Simplo Technology Co., Ltd.	575,871
16,000	Sinon Corp.	13,991
45,000	Sitronix Technology Corp.	384,749
5,000	Soft-World International Corp.	15,700
18,000	Standard Foods Corp.	33,204
129,000	Syncmold Enterprise Corp.	320,178
4,000	Systex Corp.	12,513
14,079	Tah Hsin Industrial Corp.	32,292
853,644	Taiwan Cement Corp.	1,560,366
11,000	Taiwan PCB Techvest Co., Ltd.	18,396
1,552,359	Taiwan Semiconductor Manufacturing Co., Ltd.	32,011,265
392,699	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	43,844,843
8,333	TCI Co., Ltd.	67,682
5,000	Topco Scientific Co., Ltd.	24,550
247,583	Transcend Information, Inc.	594,955
149,822	Tripod Technology Corp.	596,787
446,000	TXC Corp.	1,643,093
3,319,351	Uni-President Enterprises Corp.	8,072,768
98,356	United Integrated Services Co., Ltd.	620,085
123,772	Universal, Inc.	195,235
250,000	Vanguard International Semiconductor Corp.	1,345,028
39,251	Voltronic Power Technology Corp.	2,382,822
11,000	Xxentria Technology Materials Corp.	26,110
138,000	Youngtek Electronics Corp.	368,779
1,245,000	Yuanta Financial Holding Co., Ltd.	1,095,805
5,506	Yulon Nissan Motor Co., Ltd.	49,525

		254,760,301

	Thailand — 0.2%
63,200	CP ALL PCL Class F	118,144
85,700	CP ALL PCL, NVDR	159,995
33,700	Kasikornbank PCL Class F	131,122
44,700	Kasikornbank PCL, NVDR	175,412
81,000	Land & Houses PCL Class F	18,903
915,000	Pruksa Holding PCL Class F	350,344
488,000	PTT Exploration & Production PCL Class F	1,687,055
19,000	Siam Cement PCL (The) Class F	224,876
26,200	Siam Cement PCL (The), NVDR	310,022
17,400	Siam Commercial Bank PCL (The) Class F	61,696

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Thailand — continued
47,900	SPCG PCL Class F	24,491
440,100	Supalai PCL Class F	259,745
3,403,200	TMBThanachart Bank PCL Class F	111,350

		3,633,155

	Turkey — 0.9%
284,594	Arcelik AS	1,044,885
150,282	BIM Birlesik Magazalar AS	1,081,252
2,081,861	Dogan Sirketler Grubu Holding AS	594,788
102,992	Enerjisa Enerji AS	120,417
35,080	Enka Insaat ve Sanayi AS	41,015
602,928	Eregli Demir ve Celik Fabrikalari TAS	1,127,897
208,504	Ford Otomotiv Sanayi AS	3,918,602
1,702,172	KOC Holding AS	4,325,023
102,785	Koza Altin Isletmeleri AS*	1,104,196
9,353	Tofas Turk Otomobil Fabrikasi AS	54,711
2,565	Turk Traktor ve Ziraat Makineleri AS	46,779
74,813	Turkcell Iletisim Hizmetleri AS	129,074

		13,588,639

	United Arab Emirates — 0.3%
176,076	Dubai Islamic Bank PJSC	236,819
90,813	First Abu Dhabi Bank PJSC	439,407
851,451	Network International Holdings Plc*	4,168,382

		4,844,608

	United Kingdom — 1.2%
653,600	HSBC Holdings Plc(a)	3,374,010
263,368	Unilever Plc	14,247,195

		17,621,205

	United States — 1.3%
29,322	Globant SA*	8,239,775
946,000	JBS SA	6,435,835
381,000	JS Global Lifestyle Co., Ltd.	884,453
69,000	Parade Technologies, Ltd.	4,013,079

		19,573,142

	TOTAL COMMON STOCKS (COST $1,292,191,761)	1,398,710,407

	INVESTMENT COMPANY — 0.1%

	United States — 0.1%
20,523	iShares Core MSCI Emerging Markets ETF	1,267,500

	TOTAL INVESTMENT COMPANY (COST $1,264,354)	1,267,500

	PREFERRED STOCKS — 0.8%

	Brazil — 0.3%
1,147,806	Banco Bradesco SA, 5.72%	4,387,821

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Chile — 0.0%
120,578	Embotelladora Andina SA, 6.85% Series B	259,817

	Colombia — 0.0%
2,095	Banco Davivienda SA, 1.39%	18,357
691,813	Grupo Aval Acciones y Valores SA, 5.00%	203,083

		221,440

	South Korea — 0.5%
120,305	Samsung Electronics Co., Ltd., 4.12%	7,041,758

	Taiwan — 0.0%
41,879	Chailease Holding Co., Ltd., 1.21%	150,141
87,382	CTBC Financial Holding Co., Ltd., 3.61%	195,368

		345,509

	TOTAL PREFERRED STOCKS (COST $10,471,610)	12,256,345

	RIGHTS — 0.0%

	South Korea — 0.0%
413	Hyundai Engineering & Construction Co., Ltd., Expires 10/12/21* (b)	—

	TOTAL RIGHTS (COST $—)	—

	WARRANTS — 0.1%

	China — 0.1%
62,155	Advanced Micro-Fabrication Equipment, Inc., Expires 08/29/22* (b)	1,460,060
124,706	Wuxi Xinje Electric Co., Ltd., Expires 10/03/22* (b)	890,213

	TOTAL WARRANTS (COST $2,773,607)	2,350,273

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 0.8%

	Mutual Fund - Securities Lending Collateral — 0.8%
11,697,685	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(f) (g)	11,697,685

	TOTAL SHORT-TERM INVESTMENT (COST $11,697,685)	11,697,685

	TOTAL INVESTMENTS — 95.5% (Cost $1,318,399,017)	1,426,282,210

	Other Assets and Liabilities (net) — 4.5%	66,626,481

	NET ASSETS — 100.0%	$1,492,908,691

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $2,835,165 which represents 0.2% of net assets. The aggregate tax cost of these securities held at September 30, 2021 was $3,345,912.

(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $460,305, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.

(e)	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

(f)	Represents an investment of securities lending cash collateral.

(g)	The rate disclosed is the 7-day net yield as of September 30, 2021.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $1,722,191 which represents 0.1% of net assets.

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
1,384	MSCI Emerging Markets E-mini Index	Dec 2021	$86,195,520	$(3,692,125)

Sales
167	SGX Nifty 50 Index	Oct 2021	$5,879,068	$103,328

Abbreviations

ADR	— American Depository Receipt
GDR	— Global Depository Receipt
NVDR	— Non-Voting Depository Receipt
REIT	— Real Estate Investment Trust

At September 30, 2021, the Fund held the following restricted security:

Restricted Security	Acquisition Date	Principal Amount	Cost	Value
LSR Group PJSC	03/04/21	USD 221,290	$503,078	$460,305

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Financial	19.2
Technology	18.7
Consumer, Non-cyclical	13.7
Communications	11.2
Consumer, Cyclical	9.7
Industrial	8.8
Basic Materials	7.4
Energy	4.5
Utilities	1.1
Diversified	0.3
Unaffiliated Funds	0.1
Short-Term Investment	0.8
Other Assets and Liabilities (net)	4.5

100.0%

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.8%

	Australia — 1.6%
77,363	BHP Group Plc	1,929,500
10,155	Cochlear, Ltd.(a)	1,602,573
24,452	EBOS Group, Ltd.	591,851
227,205	Gold Road Resources, Ltd.	196,542
63,288	Harvey Norman Holdings, Ltd.	227,100
131,361	Newcrest Mining, Ltd.	2,151,794
486,822	Perseus Mining, Ltd.*	491,869
647,094	Regis Resources, Ltd.	940,574
27,146	Rio Tinto Plc	1,793,610
243,959	Sonic Healthcare, Ltd.	7,156,641
840,412	Telstra Corp., Ltd.	2,366,748
62,859	Worley, Ltd.	441,846

		19,890,648

	Austria — 0.1%
21,505	Oesterreichische Post AG	907,943
22,588	Telekom Austria AG Class A*	194,593

		1,102,536

	Bermuda — 0.2%
14,673	RenaissanceRe Holdings, Ltd.	2,045,416

	Brazil — 0.0%
10,091	Yara International ASA	500,157

	Canada — 3.3%
77,800	Alimentation Couche-Tard, Inc. Class B	2,976,034
48,301	BCE, Inc.	2,417,948
145,800	Canadian Pacific Railway, Ltd.(a)	9,487,206
6,400	Cogeco, Inc.	455,681
500	Constellation Software, Inc.	818,968
41,447	Dundee Precious Metals, Inc.	249,300
60	E-L Financial Corp., Ltd.	44,283
86,000	Empire Co., Ltd. Class A	2,620,358
7,000	Evertz Technologies, Ltd.	79,291
2,200	Exchange Income Corp.	76,983
46,800	First Capital Real Estate Investment Trust REIT	646,485
30,900	George Weston, Ltd.(a)	3,332,327
1,000	Guardian Capital Group, Ltd. Class A	27,115
2,200	IGM Financial, Inc.(a)	78,581
16,100	Laurentian Bank of Canada	510,889
42,100	Loblaw Cos., Ltd.	2,888,528
47,700	Metro, Inc.	2,330,310
58,100	North West Co., Inc. (The)(a)	1,551,046
32,800	Open Text Corp.	1,600,581
4,800	Premium Brands Holdings Corp. Class A	490,817
86,100	Quebecor, Inc. Class B	2,080,373

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Canada — continued
25,400	Royal Bank of Canada	2,526,867
70,200	Stella-Jones, Inc.	2,363,366
104,600	Western Forest Products, Inc.	181,647
9,300	Winpak, Ltd.	300,616

		40,135,600

	China — 1.4%
67,215	Alibaba Group Holding, Ltd., ADR*	9,951,181
2,331,162	CITIC Telecom International Holdings, Ltd.	793,591
151,000	Kerry Logistics Network, Ltd.	322,697
69,850	NetEase, Inc., ADR	5,965,190

		17,032,659

	Denmark — 0.8%
834	AP Moller - Maersk AS Class B	2,257,314
9,887	DSV AS	2,361,920
4,081	Genmab AS*	1,784,009
33,578	Novo Nordisk AS Class B	3,231,666
4,036	Schouw & Co. AS	387,129

		10,022,038

	Finland — 0.4%
64,399	Fortum OYJ	1,959,525
82,888	Kesko OYJ Class B	2,862,611

		4,822,136

	France — 2.8%
40,008	Airbus SE*	5,255,576
529	Axway Software SA	16,797
1,035	Boiron SA	48,697
2,093	Bureau Veritas SA	64,271
69	Cie de L’Odet SE	95,879
40,495	Dassault Systemes SE	2,124,119
690	Esker SA	211,092
4,394	IPSOS	199,520
3,848	L’Oreal SA	1,588,978
21,611	Legrand SA	2,319,054
470	LNA Sante SA	27,672
552	Manutan International	47,859
114,451	Orange SA	1,240,528
11,900	Publicis Groupe SA	801,805
58,793	Safran SA	7,375,289
23,738	Sanofi	2,286,312
304	Savencia SA	22,122
4,673	Societe BIC SA	275,236
214	Societe LDC SA	24,898
554	Stef SA	62,485
45,608	Technip Energies NV*	715,769

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	France — continued
1,091	Vetoquinol SA	163,481
92,200	Vinci SA	9,555,382
382	Wendel SE	52,997

		34,575,818

	Germany — 1.5%
4,959	Bayer AG	270,613
78,699	Beiersdorf AG	8,512,888
47,225	Deutsche Post AG	2,977,969
111,872	Deutsche Telekom AG	2,256,750
915	GEA Group AG	41,955
2,590	KWS Saat SE & Co. KGaA	207,286
2,128	McKesson Europe AG	60,179
14,778	Merck KGaA	3,215,273
4,754	SAP SE	644,375
1,109	Wuestenrot & Wuerttembergische AG	23,535

		18,210,823

	Hong Kong — 0.8%
69,500	CLP Holdings, Ltd.	668,474
166,400	Dah Sing Banking Group, Ltd.	151,905
25,900	Dairy Farm International Holdings, Ltd.	88,039
342,000	Emperor International Holdings, Ltd.	44,354
239,000	HK Electric Investments & HK Electric Investments, Ltd.	237,269
1,823,000	HKT Trust & HKT, Ltd.	2,493,178
16,000	Hong Kong Ferry Holdings Co., Ltd.	11,131
49,000	Kowloon Development Co., Ltd.	54,416
249,000	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.*	27,457
38,000	Liu Chong Hing Investment, Ltd.	37,449
12,000	Miramar Hotel & Investment	19,834
4,095,000	PCCW, Ltd.	2,100,494
373,000	Power Assets Holdings, Ltd.	2,186,003
300,000	Regal Hotels International Holdings, Ltd.*	119,387
219,000	Regal Real Estate Investment Trust REIT	38,415
120,500	SmarTone Telecommunications Holdings, Ltd.	68,146
58,000	Transport International Holdings, Ltd.	101,035
230,163	VTech Holdings, Ltd.	1,674,979
3,000	Wing On Co. International, Ltd.	7,011

		10,128,976

	Ireland — 0.7%
33,663	ICON Plc, ADR*	8,820,379

	Israel — 0.9%
14,520	Bank Hapoalim BM	127,389
48,659	Bank Leumi Le-Israel BM	412,760
128,215	Bezeq Israeli Telecommunication Corp., Ltd.*	151,155
56,294	Check Point Software Technologies, Ltd.*	6,363,474

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Israel — continued
17,432	First International Bank Of Israel, Ltd. (The)	636,353
3	Isracard, Ltd.	12
39,509	Radware, Ltd.*	1,332,243
56,607	Shufersal, Ltd.	458,462
56,884	Strauss Group, Ltd.	1,658,600
1,968	ZIM Integrated Shipping Services, Ltd.	99,778

		11,240,226

	Italy — 0.0%
2,516	Recordati Industria Chimica e Farmaceutica SpA	146,426

	Japan — 4.2%
39,700	Arcs Co., Ltd.	803,750
45,100	Astellas Pharma, Inc.	741,772
1,900	AT-Group Co., Ltd.	23,944
9,200	Axial Retailing, Inc.	311,777
4,100	Belc Co., Ltd.	212,809
24,000	Calbee, Inc.	583,921
1,100	Canon, Inc.	26,989
21,300	Cawachi, Ltd.(a)	431,015
11,900	Doshisha Co., Ltd.	186,881
32,289	Earth Corp.	1,962,023
7,900	Ezaki Glico Co., Ltd.	299,820
500	Fuji Soft, Inc.	26,185
4,800	Fujicco Co., Ltd.	83,168
11,000	H.U. Group Holdings, Inc.(a)	296,789
32,400	Heiwado Co., Ltd.(a)	630,155
3,100	Hokuto Corp.	54,554
10,900	Hyakugo Bank, Ltd. (The)	31,732
18,200	Itoham Yonekyu Holdings, Inc.	118,988
7,300	J-Oil Mills, Inc.	120,158
6,600	Japan Post Bank Co., Ltd.	56,343
123,001	Japan Tobacco, Inc.	2,408,992
3,800	Juroku Bank, Ltd. (The)* (b)	75,983
43,855	Kaken Pharmaceutical Co., Ltd.	1,799,402
19,300	Kato Sangyo Co., Ltd.	571,794
77,200	KDDI Corp.	2,544,865
25,000	Keiyo Bank, Ltd. (The)	100,383
82,500	KYORIN Holdings, Inc.	1,312,734
39,700	Lawson, Inc.	1,944,306
2,500	Lintec Corp.	57,003
6,500	Maruichi Steel Tube, Ltd.	150,395
17,100	Medipal Holdings Corp.	321,757
22,800	MEIJI Holdings Co., Ltd.(a)	1,469,861
5,600	Miroku Jyoho Service Co., Ltd.	84,691
87,100	Mitsubishi Electric Corp.	1,208,383
25,900	Mitsubishi Shokuhin Co., Ltd.	675,346
118,000	Mizuho Financial Group, Inc.	1,657,033
28,800	Mochida Pharmaceutical Co., Ltd.	879,177

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
19,300	MS&AD Insurance Group Holdings, Inc.	642,352
18,100	Nakanishi, Inc.	412,180
2,900	Nanto Bank, Ltd. (The)	51,962
2,900	Nihon Chouzai Co., Ltd.	44,429
1,000	Nintendo Co., Ltd.	485,238
52,300	Nippn Corp.	762,418
96,000	Nippon Telegraph & Telephone Corp.	2,647,266
22,300	Nisshin Oillio Group, Ltd. (The)	605,872
19,500	Okinawa Cellular Telephone Co.	945,896
13,600	Okuwa Co., Ltd.	144,082
24,800	Ono Pharmaceutical Co., Ltd.	564,204
53,500	Otsuka Holdings Co., Ltd.	2,274,913
2,500	Qol Holdings Co., Ltd.	33,932
800	S&B Foods, Inc.	32,995
3,200	Sakata Seed Corp.	100,261
9,000	San-A Co., Ltd.	321,531
91,100	Sankyo Co., Ltd.	2,264,764
20,000	Santen Pharmaceutical Co., Ltd.	281,520
27,400	Sawai Group Holdings Co., Ltd.	1,271,988
21,800	Shionogi & Co., Ltd.	1,489,672
25,859	Showa Sangyo Co., Ltd.(a)	646,149
9,800	SKY Perfect JSAT Holdings, Inc.	37,597
202,300	Softbank Corp.	2,739,788
168	SOSiLA Logistics REIT, Inc. REIT	247,978
11,800	Sugi Holdings Co., Ltd.	856,212
20,500	Sundrug Co., Ltd.	623,994
34,100	Toho Holdings Co., Ltd.	555,058
296	Toyo Suisan Kaisha, Ltd.	13,114
44,500	Trend Micro, Inc.	2,476,250
5,500	Tsumura & Co.	175,564
1,500	Tv Tokyo Holdings Corp.	29,884
10,600	Unicharm Corp.	468,951
49,700	United Super Markets Holdings, Inc.	489,002
19,700	Valor Holdings Co., Ltd.	425,109
50,400	Vital KSK Holdings, Inc.	358,501
4,300	Wowow, Inc.	93,718
7,100	Yaoko Co., Ltd.(a)	433,133
23,500	ZERIA Pharmaceutical Co., Ltd.	432,436

		50,744,791

	Jordan — 0.1%
17,568	Hikma Pharmaceuticals Plc	578,366

	Luxembourg — 0.2%
7,279	APERAM SA	401,393
19,882	Eurofins Scientific SE	2,550,927

		2,952,320

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Netherlands — 1.5%
2,115	Amsterdam Commodities NV*	57,540
17,279	ASML Holding NV	12,752,843
83,436	Koninklijke Ahold Delhaize NV	2,767,612
1,382	NN Group NV	72,160
55,608	PostNL NV	268,322
97,143	Royal Dutch Shell Plc Class A	2,164,704
2,137	SBM Offshore NV	37,914
882	Sligro Food Group NV*	23,968
6,607	Wolters Kluwer NV	698,741

		18,843,804

	New Zealand — 0.4%
84,638	Arvida Group, Ltd.	122,189
4,996	Fletcher Building, Ltd.	24,623
8,467	Fonterra Co-operative Group, Ltd.	23,103
84,023	Freightways, Ltd.	737,636
37,292	Mainfreight, Ltd.	2,485,580
281,606	Spark New Zealand, Ltd.	927,775
3,702	Warehouse Group, Ltd. (The)	10,480

		4,331,386

	Norway — 0.5%
72,846	DNB Bank ASA	1,656,204
11,668	Kongsberg Gruppen ASA	323,893
323,759	Norsk Hydro ASA	2,419,448
61,697	Telenor ASA	1,037,774
16,762	Veidekke ASA	205,844

		5,643,163

	Portugal — 0.2%
118,323	Jeronimo Martins SGPS SA	2,357,359
124,275	Sonae SGPS SA	130,665

		2,488,024

	Singapore — 0.4%
24,921	Best World International, Ltd.* (a) (b) (c)	—
10,800	Great Eastern Holdings, Ltd.	169,421
44,804	Hong Leong Finance, Ltd.	78,581
21,100	Jardine Cycle & Carriage, Ltd.	299,965
3,404,049	NetLink NBN Trust	2,490,349
68,900	Raffles Medical Group, Ltd.	73,495
1,888,801	Sheng Siong Group, Ltd.	2,057,509
33,000	Singapore Land Group, Ltd.	63,869

		5,233,189

	South Africa — 0.1%
16,792	Anglo American Plc	579,646

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	South Korea — 0.3%
2,610	Samsung Electronics Co., Ltd., GDR(d)	4,057,061

	Spain — 0.6%
41,746	Aena SME SA*	7,204,538
10,524	Cia de Distribucion Integral Logista Holdings SA	221,354

		7,425,892

	Sweden — 0.3%
98,809	Axfood AB(a)	2,364,264
78,200	Telefonaktiebolaget LM Ericsson Class B(a)	884,436

		3,248,700

	Switzerland — 3.8%
29,655	ABB, Ltd.	987,511
4,888	AEVIS VICTORIA SA*	69,391
12,438	Alcon, Inc.	1,006,626
1,348	Banque Cantonale de Geneve	241,527
876	Barry Callebaut AG	1,979,976
168	Basellandschaftliche Kantonalbank	166,266
844	Berner Kantonalbank AG	187,312
12,362	BKW AG	1,332,150
22	Chocoladefabriken Lindt & Spruengli AG	246,216
2,245	Emmi AG	2,314,027
6,111	Kuehne + Nagel International AG	2,074,499
55	Luzerner Kantonalbank AG	24,569
116,656	Nestle SA	14,022,380
33,537	Novartis AG	2,748,728
34,701	Roche Holding AG	12,650,307
6,322	Sonova Holding AG	2,382,035
74	St. Galler Kantonalbank AG	33,018
146	Straumann Holding AG	261,016
5,364	Swisscom AG	3,076,976
603	Thurgauer Kantonalbank	68,693
1,875	TX Group AG*	309,125
3,547	Vifor Pharma AG	458,822

		46,641,170

	United Kingdom — 3.6%
561,417	Alliance Pharma Plc	786,786
7,871	AstraZeneca Plc	948,215
13,874	AstraZeneca Plc, ADR	833,272
1,285,600	BAE Systems Plc	9,723,986
6,212	Bunzl Plc	205,355
22,379	CareTech Holdings Plc	192,817
34,328	Dechra Pharmaceuticals Plc	2,237,727
12,246	EMIS Group Plc	229,223
11,280	Gamma Communications Plc	278,333
24,722	Genus Plc	1,813,415

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
123,921	GlaxoSmithKline Plc	2,340,722
19,136	Oxford Biomedica Plc*	398,333
559,509	Pan African Resources Plc(a)	117,430
65,119	PZ Cussons Plc	197,103
3,358	Sage Group Plc (The)	32,073
103,833	Spirent Communications Plc	388,496
303,498	St. James’s Place Plc	6,152,878
215,339	Tate & Lyle Plc	2,006,866
67,530	Tesco Plc	229,203
182,751	Unilever Plc	9,862,226
87,303	Unilever Plc (London Exchange)	4,722,756
4,972	YouGov Plc	84,798

		43,782,013

	United States — 65.1%
21,200	3M Co.	3,718,904
45,600	Abbott Laboratories	5,386,728
7,500	AbbVie, Inc.	809,025
11,600	Acceleron Pharma, Inc.*	1,996,360
20,237	Accenture Plc Class A	6,474,221
41,200	Activision Blizzard, Inc.	3,188,468
12,675	Adobe, Inc.*	7,297,251
27,800	Akamai Technologies, Inc.*	2,907,602
72,900	Albertsons Cos., Inc. Class A(a)	2,269,377
4,000	Alleghany Corp.*	2,497,640
10,044	Alphabet, Inc. Class A*	26,852,835
75,200	Altria Group, Inc.	3,423,104
4,700	Amazon.com, Inc.*	15,439,688
50,071	Amdocs, Ltd.	3,790,875
18,678	Ameren Corp.	1,512,918
8,613	American Electric Power Co., Inc.	699,203
23,000	American Water Works Co., Inc.	3,887,920
17,200	AmerisourceBergen Corp. Class A	2,054,540
15,800	Amgen, Inc.	3,359,870
7,146	ANSYS, Inc.*	2,432,856
1,200	Anthem, Inc.	447,360
40,700	Apple, Inc.	5,759,050
25,784	Arthur J. Gallagher & Co.	3,832,792
10,500	Atlassian Corp. Plc Class A*	4,109,910
31,203	Autodesk, Inc.*	8,898,159
24,100	Automatic Data Processing, Inc.	4,818,072
900	AutoZone, Inc.*	1,528,191
114,399	Baxter International, Inc.	9,201,112
64,853	Becton Dickinson and Co.	15,942,164
13,572	Berkshire Hathaway, Inc. Class B*	3,704,342
1,400	BlackRock, Inc.	1,174,124
5,809	Booking Holdings, Inc.*	13,789,811
76,255	Bristol-Myers Squibb Co.	4,512,008
13,000	Broadcom, Inc.	6,304,090

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued
600	Cable One, Inc.	1,087,878
5,500	CACI International, Inc. Class A*	1,441,550
26,635	Cadence Design Systems, Inc.*	4,033,604
18,100	Camden Property Trust REIT	2,669,207
6,100	Casey’s General Stores, Inc.	1,149,545
54,700	Catalent, Inc.*	7,278,929
7,800	Cboe Global Markets, Inc.	966,108
1,600	CDW Corp.	291,232
27,700	Cerner Corp.	1,953,404
19,600	CH Robinson Worldwide, Inc.	1,705,200
6,300	Charles River Laboratories International, Inc.*	2,599,821
68,717	Charles Schwab Corp. (The)	5,005,346
26,200	Charter Communications, Inc. Class A*	19,062,072
5,600	Chemed Corp.	2,604,672
6,200	Church & Dwight Co., Inc.	511,934
7,100	Cirrus Logic, Inc.*	584,685
16,200	Clean Harbors, Inc.*	1,682,694
4,100	Clorox Co. (The)	679,001
12,483	CMS Energy Corp.	745,610
52,900	Coca-Cola Co. (The)	2,775,663
44,800	Colgate-Palmolive Co.	3,385,984
17,149	Consolidated Edison, Inc.	1,244,846
16,849	Cooper Cos., Inc. (The)	6,963,860
25,400	Copart, Inc.*	3,523,488
58,100	CoStar Group, Inc.*	5,000,086
13,700	Costco Wholesale Corp.	6,156,095
44,000	CubeSmart REIT	2,131,800
101,900	CVS Health Corp.	8,647,234
10,422	Danaher Corp.	3,172,874
33,100	Dell Technologies, Inc. Class C*	3,443,724
4,700	Dollar General Corp.	997,058
24,777	DTE Energy Co.	2,767,839
16,800	Duke Energy Corp.	1,639,512
11,600	Ecolab, Inc.	2,419,992
83,015	Electronic Arts, Inc.	11,808,884
25,367	Eli Lilly & Co.	5,861,045
6,900	EPAM Systems, Inc.*	3,936,312
1,300	Equinix, Inc. REIT	1,027,169
500	Erie Indemnity Co. Class A	89,210
2,400	Essex Property Trust, Inc. REIT	767,376
32,989	Estee Lauder Cos., Inc. (The) Class A	9,894,391
3,400	Evercore, Inc. Class A	454,478
10,614	Everest Re Group, Ltd.	2,661,779
42,800	Evergy, Inc.	2,662,160
7,600	Exelon Corp.	367,384
34,300	Expeditors International of Washington, Inc.	4,086,159
17,400	Extra Space Storage, Inc. REIT	2,923,026
50,062	Facebook, Inc. Class A*	16,990,542
15,056	Factset Research Systems, Inc.	5,943,808

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued
6,000	Fair Isaac Corp.*	2,387,580
12,800	FedEx Corp.	2,806,912
400	FirstEnergy Corp.	14,248
78,200	Fiserv, Inc.*	8,484,700
64,800	Flowers Foods, Inc.	1,531,224
5,800	Fortinet, Inc.*	1,693,832
131,598	Fox Corp. Class A	5,278,396
500	FTI Consulting, Inc.*	67,350
48,029	Genpact, Ltd.	2,281,858
8,300	Globant SA*	2,332,383
39,600	Grocery Outlet Holding Corp.*	854,172
10,646	Hanover Insurance Group, Inc. (The)	1,379,935
45,800	Hawaiian Electric Industries, Inc.	1,870,014
21,026	Hershey Co. (The)	3,558,650
8,964	Home Depot, Inc. (The)	2,942,523
62,400	Hormel Foods Corp.	2,558,400
20,200	IDACORP, Inc.	2,088,276
5,400	IDEXX Laboratories, Inc.*	3,358,260
7,120	Illumina, Inc.*	2,887,943
56,900	Intercontinental Exchange, Inc.	6,533,258
35,487	Intuit, Inc.	19,145,591
2,500	Intuitive Surgical, Inc.*	2,485,375
7,800	IQVIA Holdings, Inc.*	1,868,412
5,000	Jack Henry & Associates, Inc.	820,300
24,200	JB Hunt Transport Services, Inc.	4,046,724
91,748	Johnson & Johnson	14,817,302
5,200	KLA Corp.	1,739,452
98,600	Kroger Co. (The)	3,986,398
6,100	Laboratory Corp. of America Holdings*	1,716,784
1,200	Lam Research Corp.	682,980
16,100	Landstar System, Inc.	2,540,902
16,500	Life Storage, Inc. REIT	1,893,210
2,300	Markel Corp.*	2,748,799
1,300	MarketAxess Holdings, Inc.	546,897
26,459	Mastercard, Inc. Class A	9,199,265
8,000	McKesson Corp.	1,595,040
31,506	Medtronic Plc	3,949,277
65,234	Merck & Co., Inc.	4,899,726
16,140	Mercury General Corp.	898,514
600	Mettler-Toledo International, Inc.*	826,416
117,961	Microsoft Corp.	33,255,565
16,825	Mid-America Apartment Communities, Inc. REIT	3,142,069
28,700	Mondelez International, Inc. Class A	1,669,766
61,570	Moody’s Corp.	21,864,123
2,100	MSA Safety, Inc.	305,970
33,400	Newell Brands, Inc.	739,476
2,800	NewMarket Corp.	948,556
64,951	Newmont Corp.	3,526,839
58,480	NextEra Energy, Inc.	4,591,850

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued
2,000	O’Reilly Automotive, Inc.*	1,222,120
15,600	Old Dominion Freight Line, Inc.	4,461,288
48,814	Oracle Corp.	4,253,164
37,948	PepsiCo, Inc.	5,707,759
54,834	Pfizer, Inc.	2,358,410
139,301	Philip Morris International, Inc.	13,204,342
4,800	Pinnacle West Capital Corp.	347,328
48,880	Procter & Gamble Co. (The)	6,833,424
17,430	Prologis, Inc. REIT	2,186,245
51,200	Public Service Enterprise Group, Inc.	3,118,080
13,600	Public Storage REIT	4,040,560
39,000	QIAGEN NV* (a)	2,015,520
1,655	QIAGEN NV (London Exchange)*	86,095
5,200	QUALCOMM, Inc.	670,696
34,050	Raymond James Financial, Inc.	3,142,134
4,100	Regeneron Pharmaceuticals, Inc.*	2,481,238
35,804	Republic Services, Inc. Class A	4,298,628
15,100	ResMed, Inc.	3,979,605
5,000	Roper Technologies, Inc.	2,230,650
26,000	Royal Gold, Inc.	2,482,740
21,439	S&P Global, Inc.	9,109,217
44,700	Schneider National, Inc. Class B	1,016,478
4,300	Seagen, Inc.*	730,140
9,500	Service Corp. International	572,470
2,100	ServiceNow, Inc.*	1,306,767
8,000	Skyworks Solutions, Inc.	1,318,240
23,800	Southern Co. (The)	1,474,886
14,953	Stryker Corp.	3,943,405
14,396	Sun Communities, Inc. REIT	2,664,700
15,572	Synopsys, Inc.*	4,662,412
34,400	T-Mobile US, Inc.*	4,394,944
19,300	Take-Two Interactive Software, Inc.*	2,973,551
23,300	Target Corp.	5,330,341
760	Taro Pharmaceutical Industries, Ltd.*	48,359
33,300	Texas Instruments, Inc.	6,400,593
25,700	TFS Financial Corp.	489,842
25,000	Thermo Fisher Scientific, Inc.	14,283,250
3,900	Travelers Cos., Inc. (The)	592,839
8,400	Tyler Technologies, Inc.*	3,852,660
24,800	United Parcel Service, Inc. Class B	4,516,080
34,802	UnitedHealth Group, Inc.	13,598,533
3,900	Veeva Systems, Inc. Class A*	1,123,863
65,534	VeriSign, Inc.*	13,435,125
115,612	Verizon Communications, Inc.	6,244,204
112,734	Visa, Inc. Class A	25,111,498
40,636	Walmart, Inc.	5,663,846
31,485	Waste Management, Inc.	4,702,600
32,000	WEC Energy Group, Inc.	2,822,400
9,500	West Pharmaceutical Services, Inc.	4,033,130

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2021 (Unaudited)

Shares		Description	Value ($)

		United States — continued
1,000		White Mountains Insurance Group, Ltd.	1,069,610
44,859		Xcel Energy, Inc.	2,803,687
26,600		Zoetis, Inc.	5,164,124

			793,752,152

		TOTAL COMMON STOCKS (COST $968,522,656)	1,168,975,515

		PREFERRED STOCK — 0.2%

		Germany — 0.2%
24,441		Henkel AG & Co. KGaA, 2.34%	2,270,319

		TOTAL PREFERRED STOCK (COST $2,094,046)	2,270,319

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENT — 0.9%

		Mutual Fund - Securities Lending Collateral — 0.9%
10,859,761		State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(e) (f)	10,859,761

		TOTAL SHORT-TERM INVESTMENT (COST $10,859,761)	10,859,761

		TOTAL INVESTMENTS — 96.9% (Cost $981,476,463)	1,182,105,595

		Other Assets and Liabilities (net) — 3.1%	37,352,841

		NET ASSETS — 100.0%	$1,219,458,436

		Notes to Schedule of Investments:

	*	Non-income producing security.

	(a)	All or a portion of this security is out on loan.

	(b)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $75,983 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2021 was $111,354.

	(c)	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

	(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

	(e)	The rate disclosed is the 7-day net yield as of September 30, 2021.

	(f)	Represents an investment of securities lending cash collateral.

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
10	Canadian Dollar	Dec 2021	$789,900	$337
62	MSCI EAFE Index	Dec 2021	7,027,700	(279,069)
72	S&P 500 E-mini Index	Dec 2021	15,471,900	(564,501)
4	S&P/TSX 60 Index	Dec 2021	755,322	(18,002)

				$(861,235)

Abbreviations

ADR — American Depository Receipt

GDR — Global Depository Receipt

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Consumer, Non-cyclical	36.1
Technology	17.7
Communications	14.6
Financial	9.4
Industrial	9.2
Consumer, Cyclical	3.6
Utilities	3.4
Basic Materials	1.8
Energy	0.2
Short-Term Investment	0.9
Other Assets and Liabilities (net)	3.1

100.0%

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Assets and Liabilities

September 30, 2021 (Unaudited)

	Mercer US Large Cap Equity Fund	Mercer US Small/Mid Cap Equity Fund	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund
Assets
Investments, at value(a) (b)	$1,555,417,429	$1,773,093,116	$3,649,554,352	$1,334,532,471
Foreign currency, at value(c)	—	—	13,203,263	4,773
Cash and cash equivalents	50,996,723	88,097,928	73,744,736	35,473,736
Receivable for investments sold	5,205,715	1,341,172	14,547,320	9,391,046
Dividend receivable	1,322,911	1,286,693	10,014,446	7,147,023
Receivable for TBA securities sold	—	—	—	16,034,433
Foreign tax reclaims receivable	78,282	—	7,752,527	—
Cash collateral held at broker on open futures contracts	1,742,000	3,127,000	2,412,000	—
Unrealized appreciation on open forward foreign currency contracts	—	—	—	223,163
Prepaid expenses	24,199	27,315	53,372	20,300
Cash collateral held at broker on open centrally cleared swap contracts	—	—	—	2,039
Receivable for fund shares sold	—	—	141	—
Receivable for variation margin on open centrally cleared swap contracts	—	—	—	7,658
Securities lending income receivable	1,052	5,697	34,126	3,755
Receivable for advisory fee waived	2,094,744	4,302,539	7,200,298	1,617,797

Total assets	1,616,883,055	1,871,281,460	3,778,516,581	1,404,458,194

Liabilities
Obligation to return securities lending collateral	1,145,932	2,856,791	59,832,921	21,972,905
Payable for investments purchased	11,496,708	4,785,990	13,928,453	13,408,971
Payable for TBA and when-issued securities purchased	—	—	—	39,552,391
Payable for fund shares repurchased	9,350,052	6,869,200	500,699	10,088,846
Payable for variation margin on open futures contracts	391,643	688,835	157,291	34,838
TBA Sale Commitments, at value(d)	—	—	—	1,002,773
Payable for foreign capital gains tax	—	—	325,826	—
Unrealized depreciation on open forward foreign currency contracts	—	—	—	96,685
Interest payable on TBA securities	—	—	—	722
Payable to affiliates for:
Advisory fees	4,024,403	8,184,502	13,310,882	2,229,752
Trustees fees	22,130	28,066	51,892	18,037
Administrative service fees - Class I*	—	—	932	—
Accrued expenses	313,083	385,487	903,274	292,588

Total liabilities	26,743,951	23,798,871	89,012,170	88,698,508

Net assets	$1,590,139,104	$1,847,482,589	$3,689,504,411	$1,315,759,686

Net assets consist of:
Paid-in capital	1,069,907,048	1,132,978,731	2,620,709,396	1,272,672,128
Distributable earnings	520,232,056	714,503,858	1,068,795,015	43,087,558

Net assets	$1,590,139,104	$1,847,482,589	$3,689,504,411	$1,315,759,686

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2021 (Unaudited)

	Mercer US Large Cap Equity Fund	Mercer US Small/Mid Cap Equity Fund	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund

Net assets attributable to:
Class Y-3	$1,590,139,104	$1,847,482,589	$3,686,378,924	$1,315,759,686

Class I*	$—	$—	$3,125,487	$—

Shares outstanding:
Class Y-3	121,463,922	127,168,290	286,805,382	122,901,455

Class I*	—	—	243,263	—

Net asset value per unit:
Class Y-3	$13.09	$14.53	$12.85	$10.71

Class I*	$—	$—	$12.85	$—

(a) Investments, at cost	$1,163,113,511	$1,364,193,797	$3,119,933,723	$1,314,807,779

(b) Securities loaned, at value	$9,458,212	$33,866,984	$107,352,610	$29,329,608

(c) Foreign currency, at cost	$—	$—	$13,349,784	$4,834

(d) Proceeds for TBA Sale Commitments	$—	$—	$—	$1,004,375

* The Class commenced operations on July 22, 2021.

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2021 (Unaudited)

	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund	Mercer Global Low Volatility Equity Fund
Assets
Investments, at value(a) (b)	$893,417,256	$1,426,282,210	$1,182,105,595
Foreign currency, at value(c)	6,940,453	2,974,730	594,179
Cash and cash equivalents	45,451,452	75,818,730	47,458,910
Receivable for investments sold	19,728,768	7,278,844	1,647,118
Dividend and interest receivable	10,120,785	2,275,822	1,551,569
Cash collateral held at broker on open centrally cleared swap contracts	9,592,000	—	—
Cash collateral held at broker on open futures contracts	1,938,982	5,795,000	1,318,000
Receivable for fund shares sold	—	2,653,562	—
Unrealized appreciation on open forward foreign currency contracts	2,393,587	—	—
Foreign tax reclaims receivable	187,434	94,550	1,276,273
Cash collateral held at broker on open forward foreign currency contracts, open OTC options, and open OTC swaps contracts	1,094,664	—	—
Receivable for variation margin on open futures contracts	180,733	724,925	—
OTC – Swap contracts, at value (up-front net premiums received of $809,411, $-, and $-, respectively)	889,007	—	—
Due from broker	—	557,502	—
Receivable for TBA and when-issued securities sold	80,385	—	—
Prepaid expenses	10,355	21,508	17,865
Receivable for variation margin on open centrally cleared swap contracts	39,222	—	—
Securities lending income receivable	3,460	28,511	2,620
Receivable for advisory fee waived	1,913,725	2,938,090	3,132,022
Unrealized gain on unfunded loan commitments	1,558	—	—

Total assets	993,983,826	1,527,443,984	1,239,104,151

Liabilities
Obligation to return securities lending collateral	22,097,920	11,697,685	10,859,761
Payable for investments purchased	31,830,719	9,598,768	3,060,155
Payable for TBA and when-issued securities purchased	7,375,000	—	—
Payable for foreign capital gains tax	207,020	6,713,271	—
Unrealized depreciation on open forward foreign currency contracts	2,763,709	—	—
Cash collateral due to broker on open forward foreign currency contracts, open OTC options, and open OTC swaps contracts	1,039,755	—	—
Payable for fund shares repurchased	259,121	3,655	539,516
Written options, at value(d)	295,690	—	—
OTC - Swap contracts, at value (up-front net premiums paid of $18,090, $-, and $-, respectively)	271,269	—	—
Payable for variation margin on open futures contracts	—	—	211,184
Payable for closed centrally cleared swap contracts	6	—	—
Payable to affiliates for:
Advisory fees	3,489,599	5,934,438	4,647,524
Trustees fees	12,320	21,907	18,345
Accrued expenses	415,053	565,569	309,230

Total liabilities	70,057,181	34,535,293	19,645,715

Net assets	$923,926,645	$1,492,908,691	$1,219,458,436

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2021 (Unaudited)

	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund	Mercer Global Low Volatility Equity Fund

Net assets consist of:
Paid-in capital	$901,152,333	$1,219,965,511	$822,292,133
Distributable earnings	22,774,312	272,943,180	397,166,303

Net Assets	$923,926,645	$1,492,908,691	$1,219,458,436

Shares outstanding:
Class Y-3	94,250,091	135,909,810	78,113,464

Net asset value per unit:
Class Y-3	$9.80	$10.98	$15.61

(a) Investments, at cost	$892,569,060	$1,318,399,017	$981,476,463

(b) Securities loaned, at value	$26,973,985	$45,385,827	$22,812,617

(c) Foreign currency, at cost	$7,159,456	$2,972,350	$599,481

(d) Premiums on written options	$394,268	$—	$—

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Operations

Six Months Ended September 30, 2021 (Unaudited)

	Mercer US Large Cap Equity Fund	Mercer US Small/Mid Cap Equity Fund	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund
Investment Income:
Dividends	$10,473,992	$13,370,082	$65,458,233	$543
Interest	—	—	—	14,615,228
Withholding taxes	(27,600)	(12,756)	(6,344,657)	(13)
Securities lending income	14,256	49,930	264,710	16,872
Other income	—	—	12,298	3,491

Total investment income	10,460,648	13,407,256	59,390,584	14,636,121

Expenses:
Advisory fees	4,024,402	8,184,506	13,310,882	2,229,753
Custodian and fund accounting fees	156,124	184,083	468,616	150,875
Audit fees	32,371	34,954	80,988	40,579
Transfer agent fees	11,880	12,532	12,784	12,107
Legal fees	99,085	122,650	239,245	81,968
Trustees fees	61,535	75,781	148,784	50,959
Registration fees	15,940	16,564	18,648	16,010
Administrative service fees:
Class I*	—	—	932	—
Shareholder service fees:
Class I*	—	—	621	—
Miscellaneous	43,114	53,108	106,641	38,414

Total expenses	4,444,451	8,684,178	14,388,141	2,620,665
Advisory fee waiver	(2,104,439)	(4,284,403)	(7,168,017)	(1,618,639)

Net expenses	2,340,012	4,399,775	7,220,124	1,002,026

Net investment income	8,120,636	9,007,481	52,170,460	13,634,095

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	70,948,060	131,789,726	154,502,655	1,585,712
TBA Sale Commitments	—	—	—	4,609
Purchased option contracts	—	—	—	82,401
Swap contracts	—	—	—	101,786
Closed futures contracts	5,579,083	(473,434)	11,037,610	52,290
Written option contracts	—	—	—	(29,736)
Forward foreign currency contracts	—	—	1,014,229	267,795
Foreign currency related transactions	(698)	(63)	(505,728)	(11,440)

Net realized gain (loss)	76,526,445	131,316,229	166,048,766	2,053,417

Change in net unrealized appreciation (depreciation) on:
Investments	57,213,002	(45,180,201)	(59,473,354)	15,772,909
Purchased option contracts	—	—	—	(112,288)
TBA Sale Commitments	—	—	—	1,602
Swap contracts	—	—	—	(671,476)
Open futures contracts	(1,565,489)	(347,338)	(2,574,116)	(108,166)
Written option contracts	—	—	—	60,634
Forward foreign currency contracts	—	—	(1,203,827)	(38,835)
Foreign currency related transactions	405	28	(108,895)	646

Change in net unrealized appreciation (depreciation)	55,647,918	(45,527,511)	(63,360,192)	14,905,026

Net realized and unrealized gain (loss)	132,174,363	85,788,718	102,688,574	16,958,443

Net increase in net assets resulting from operations	$140,294,999	$94,796,199	$154,859,034	$30,592,538

*	The Class commenced operations on July 22, 2021.

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Operations (Continued)

Six Months Ended September 30, 2021 (Unaudited)

	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund	Mercer Global Low Volatility Equity Fund
Investment Income:
Dividends	$292,886	$25,654,300	$10,658,977
Interest	21,581,967	56,970	—
Withholding taxes	(253,850)	(3,161,161)	(470,928)
Securities lending income	16,688	224,345	28,161
Other income	109,129	—	—

Total investment income	21,746,820	22,774,454	10,216,210

Expenses:
Advisory fees	3,489,599	5,934,437	4,647,524
Custodian and fund accounting fees	251,673	360,799	150,437
Audit fees	43,573	92,624	53,652
Transfer agent fees	12,466	12,208	12,041
Legal fees	54,278	96,987	79,927
Trustees fees	33,744	60,311	49,584
Registration fees	15,621	16,160	15,792
Tax expense	135	—	—
Miscellaneous	42,361	48,487	39,939

Total expenses	3,943,450	6,622,013	5,048,896
Advisory fee waiver	(1,907,258)	(3,051,378)	(3,104,716)

Net expenses	2,036,192	3,570,635	1,944,180

Net investment income	19,710,628	19,203,819	8,272,030

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,952,949	27,723,058	114,575,826
Purchased option contracts	(1,531,832)	—	—
Swap contracts	(702,900)	—	—
Closed futures contracts	684,025	(867,069)	3,082,758
Written option contracts	737,738	—	—
Forward foreign currency contracts	(63,626)	(125)	—
Foreign currency related transactions	(177,058)	(448,906)	(105,008)

Net realized gain (loss)	5,899,296	26,406,958	117,553,576

Change in net unrealized appreciation (depreciation) on:
Investments	(6,115,230)	(102,953,293)	(34,325,142)
Purchased option contracts	146,426	—	—
Unfunded loan commitments	190	—	—
Swap contracts	(362,371)	—	—
Open futures contracts	1,230,693	(4,350,036)	(1,082,435)
Written option contracts	(42,017)	—	—
Forward foreign currency contracts	(1,075,546)	—	—
Foreign currency related transactions	(114,360)	(3,558,719)	(2,611)

Change in net unrealized appreciation (depreciation)	(6,332,215)	(110,862,048)	(35,410,188)

Net realized and unrealized gain (loss)	(432,919)	(84,455,090)	82,143,388

Net increase (decrease) in net assets resulting from operations	$19,277,709	$(65,251,271)	$90,415,418

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets

	Mercer US Large Cap Equity Fund		Mercer US Small/Mid Cap Equity Fund
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (decrease) in Net Assets:
Operations:
Net investment income	$8,120,636	$15,257,721	$9,007,481	$10,957,637
Net realized gain	76,526,445	59,078,523	131,316,229	225,148,279
Change in net unrealized appreciation (depreciation)	55,647,918	508,237,064	(45,527,511)	719,097,829

Net increase in net assets resulting from operations	140,294,999	582,573,308	94,796,199	955,203,745

Distributions to shareholders (See Note 2):
Class Y-3	—	(15,659,299)	—	(47,874,139)

Total distributions	—	(15,659,299)	—	(47,874,139)

Net share transactions (See Note 7):
Class Y-3	(54,949,470)	55,664,392	(114,481,641)	(88,706,339)

Increase (decrease) in net assets resulting from net shares transactions	(54,949,470)	55,664,392	(114,481,641)	(88,706,339)

Net increase (decrease) in net assets	85,345,529	622,578,401	(19,685,442)	818,623,267

Net assets:
Beginning of period	1,504,793,575	882,215,174	1,867,168,031	1,048,544,764

End of period	$1,590,139,104	$1,504,793,575	$1,847,482,589	$1,867,168,031

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Non-US Core Equity Fund		Mercer Core Fixed Income Fund
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (decrease) in Net Assets:
Operations:
Net investment income	$52,170,460	$62,158,964	$13,634,095	$24,507,164
Net realized gain	166,048,766	465,851,569	2,053,417	13,901,000
Change in net unrealized appreciation (depreciation)	(63,360,192)	880,550,961	14,905,026	(3,713,587)

Net increase in net assets resulting from operations	154,859,034	1,408,561,494	30,592,538	34,694,577

Distributions to shareholders (See Note 2):
Class Y-3	—	(139,174,497)	—	(44,160,867)
Class I*	—	—	—	—

Total distributions	—	(139,174,497)	—	(44,160,867)

Net share transactions (See Note 7):
Class Y-3	(297,324,383)	(114,414,819)	29,215,457	315,401,172
Class I*	3,159,985	—	—	—

Increase (decrease) in net assets resulting from net shares transactions	(294,164,398)	(114,414,819)	29,215,457	315,401,172

Net increase (decrease) in net assets	(139,305,364)	1,154,972,178	59,807,995	305,934,882

Net assets:
Beginning of period	3,828,809,775	2,673,837,597	1,255,951,691	950,016,809

End of period	$3,689,504,411	$3,828,809,775	$1,315,759,686	$1,255,951,691

*	The Class commenced operations on July 22, 2021.

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Opportunistic Fixed Income Fund		Mercer Emerging Markets Equity Fund
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (decrease) in Net Assets:
Operations:
Net investment income	$19,710,628	$57,432,632	$19,203,819	$19,860,570
Net realized gain	5,899,296	25,300,335	26,406,958	175,573,598
Change in net unrealized appreciation (depreciation)	(6,332,215)	104,631,986	(110,862,048)	425,718,944

Net increase (decrease) in net assets resulting from operations	19,277,709	187,364,953	(65,251,271)	621,153,112

Distributions to shareholders (See Note 2):
Class Y-3	—	(44,901,279)	—	(21,622,556)

Total distributions	—	(44,901,279)	—	(21,622,556)

Net share transactions (See Note 7):
Class Y-3	50,490,258	(254,603,017)	39,505,826	(23,900,544)

Increase (decrease) in net assets resulting from net shares transactions	50,490,258	(254,603,017)	39,505,826	(23,900,544)

Net increase (decrease) in net assets	69,767,967	(112,139,343)	(25,745,445)	575,630,012

Net assets:
Beginning of period	854,158,678	966,298,021	1,518,654,136	943,024,124

End of period	$923,926,645	$854,158,678	$1,492,908,691	$1,518,654,136

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Global Low Volatility Equity Fund
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (decrease) in Net Assets:
Operations:
Net investment income	$8,272,030	$17,036,830
Net realized gain	117,553,576	60,582,649
Change in net unrealized appreciation (depreciation)	(35,410,188)	280,124,947

Net increase in net assets resulting from operations	90,415,418	357,744,426

Distributions to shareholders (See Note 2):
Class Y-3	—	(55,306,768)

Total distributions	—	(55,306,768)

Net share transactions (See Note 7):
Class Y-3	(70,414,282)	(141,700,142)

Decrease in net assets resulting from net shares transactions	(70,414,282)	(141,700,142)

Net increase in net assets	20,001,136	160,737,516

Net assets:
Beginning of period	1,199,457,300	1,038,719,784

End of period	$1,219,458,436	$1,199,457,300

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Financial Highlights

	Period Ended September 30, 2021 (Unaudited)		Year Ended March 31, 2021		Year Ended March 31, 2020		Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value, beginning of period	$11.97		$7.35		$8.58		$10.85	$10.61	$9.34

Net investment income†	0.07		0.12		0.14		0.12	0.14	0.11	(a)
Net realized and unrealized gain (loss) on investments	1.05		4.63		(1.00)		0.18	1.68	1.54

Total from investment operations	1.12		4.75		(0.86)		0.30	1.82	1.65

Less dividends and distributions:
From net investment income	—		(0.13)		(0.05)		(0.14)	(0.16)	(0.08)
From net realized capital gains on investments	—		—		(0.32)		(2.43)	(1.42)	(0.30)

Total dividends and distributions	—		(0.13)		(0.37)		(2.57)	(1.58)	(0.38)

Net asset value, end of period	$13.09		$11.97		$7.35		$8.58	$10.85	$10.61

Total investment return	9.36	%**(b)	64.71	%(b)	(10.95	)%(b)	4.81%	17.26%	17.74%

Ratios/Supplemental Data:
Net investment income to average net assets	1.01	%*	1.22%		1.53%		1.21%	1.28%	1.14	%(a)
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.55	%*	0.57%		0.62%		0.63%	0.60%	0.61%
Net expenses to average daily net assets	0.29	%*(c)	0.30	%(c)	0.33	%(c)	0.63%	0.60%	0.61	%(d)
Portfolio turnover rate	15	%**	43%		76	%(e)	74%	64%	84%
Net assets at end of period (in 000’s)	$1,590,139		$1,504,794		$882,215		$389,415	$512,558	$601,059

(a)

Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(d)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is less than 0.01% of average net assets.
(e)	Portfolio turnover calculation does not include $769,614,365 of securities transferred into the Fund as part of in-kind contributions.
†	Computed using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Financial Highlights (Continued)

	Period Ended September 30, 2021 (Unaudited)		Year Ended March 31, 2021		Year Ended March 31, 2020		Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value, beginning of period	$13.83		$7.71		$10.13		$12.29	$12.12	$10.30

Net investment income†	0.07		0.07		0.10		0.05	0.04	0.04	(a)
Net realized and unrealized gain (loss) on investments	0.63		6.38		(2.20)		(0.23)	1.46	2.13

Total from investment operations	0.70		6.45		(2.10)		(0.18)	1.50	2.17

Less dividends and distributions:
From net investment income	—		(0.07)		(0.06)		(0.05)	(0.06)	(0.08)
From net realized capital gains on investments	—		(0.26)		(0.26)		(1.93)	(1.27)	(0.27)

Total dividends and distributions	—		(0.33)		(0.32)		(1.98)	(1.33)	(0.35)

Net asset value, end of period	$14.53		$13.83		$7.71		$10.13	$12.29	$12.12

Total investment return	5.06	%**(b)	84.20	%(b)	(21.65	)%(b)	0.19%	12.64%	21.24%

Ratios/Supplemental Data:
Net investment income to average net assets	0.95	%*	0.68%		0.95%		0.47%	0.31%	0.40	%(a)
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.92	%*	0.93%		0.97%		0.98%	0.95%	0.97%
Net expenses to average daily net assets	0.46	%*(c)	0.46	%(c)	0.49	%(c)	0.98%	0.95%	0.97	%(d)
Portfolio turnover rate	15	%**	59%		73	%(e)	47%	49%	106%
Net assets at end of period (in 000’s)	$1,847,483		$1,867,168		$1,048,545		$794,403	$907,944	$972,456

(a)

Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(d)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is less than 0.01% of average net assets.
(e)	Portfolio turnover calculation does not include $550,516,305 of securities transferred into the Fund as part of in-kind contributions.
†	Computed using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Financial Highlights (Continued)

	Period Ended September 30, 2021 (Unaudited)		Year Ended March 31, 2021		Year Ended March 31, 2020		Year Ended March 31, 2019	Year Ended March 31, 2018		Year Ended March 31, 2017
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value, beginning of period	$12.36		$8.46		$9.87		$11.51	$10.44		$9.61

Net investment income†	0.18		0.19		0.25		0.22	0.19		0.18	(a)
Net realized and unrealized gain (loss) on investments	0.31		4.14		(1.44)		(0.76)	1.75		0.83

Total from investment operations	0.49		4.33		(1.19)		(0.54)	1.94		1.01

Less dividends and distributions:
From net investment income	—		(0.18)		(0.22)		(0.20)	(0.23)		(0.18)
From net realized capital gains on investments	—		(0.25)		—		(0.90)	(0.64)		—

Total dividends and distributions	—		(0.43)		(0.22)		(1.10)	(0.87)		(0.18)

Net asset value, end of period	$12.85		$12.36		$8.46		$9.87	$11.51		$10.44

Total investment return	3.96	%**(b)	51.42	%(b)	(12.55	)%(b)	(4.00)%	18.80%		10.62%

Ratios/Supplemental Data:
Net investment income to average net assets	2.73	%*	1.78%		2.45%		2.03%	1.64%		1.81	%(a)
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.75	%*	0.76%		0.79%		0.79%	0.79	%(c)	0.81	%(c)
Net expenses to average daily net assets	0.38	%*(d)	0.39	%(d)	0.42	%(d)	0.79%	0.79	%(c)	0.82	%(c)(e)
Portfolio turnover rate	26	%**	81%		74	%(f)	81%	81%		81%
Net assets at end of period (in 000’s)	$3,686,379		$3,828,810		$2,673,838		$2,155,585	$2,159,299		$2,271,104

(a)

Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
(d)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(e)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is less than 0.01% of average net assets.
(f)	Portfolio turnover calculation does not include $395,102,338 of securities transferred into the Fund as part of in-kind contributions.
†	Computed using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Financial Highlights (Continued)

	Period Ended September 30, 2021 (Unaudited)
For a Class I Share Outstanding Throughout Each Period:

Net asset value, beginning of period	$12.99	(a)

Net investment income†	0.06
Net realized and unrealized loss on investments	(0.20)

Total from investment operations	(0.14)

Net asset value, end of period	$12.85

Total investment return	(1.08	)%**(b)

Ratios/Supplemental Data:
Net investment income to average net assets	2.41	%*
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	1.00	%*
Net expenses to average daily net assets	0.62	%*(c)
Portfolio turnover rate	26	%**
Net assets at end of period (in 000’s)	$3,125

(a)	The Class commenced operations on July 22, 2021.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the period shown.
(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
†	Computed using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Financial Highlights (Continued)

	Period Ended September 30, 2021 (Unaudited)		Year Ended March 31, 2021		Year Ended March 31, 2020		Year Ended March 31, 2019		Year Ended March 31, 2018		Year Ended March 31, 2017
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value, beginning of period	$10.46		$10.48		$10.00		$9.90		$9.96		$10.15

Net investment income†	0.11		0.25		0.27		0.31		0.27		0.25	(a)
Net realized and unrealized gain (loss) on investments	0.14		0.20		0.51		0.11		(0.09)		(0.09)

Total from investment operations	0.25		0.45		0.78		0.42		0.18		0.16

Less dividends and distributions:
From net investment income	—		(0.25)		(0.30)		(0.32)		(0.24)		(0.25)
From net realized capital gains on investments	—		(0.22)		—		—		—		(0.10)

Total dividends and distributions	—		(0.47)		(0.30)		(0.32)		(0.24)		(0.35)

Net asset value, end of period	$10.71		$10.46		$10.48		$10.00		$9.90		$9.96

Total investment return	2.39	%**(b)	4.23	%(b)	7.81	%(b)	4.37%		1.80%		1.58%
Ratios/Supplemental Data:
Net investment income to average net assets	2.01	%*	2.33%		2.64%		3.17%		2.71%		2.43	%(a)
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.39	%*	0.40%		0.45%		0.43%		0.43%		0.43	%(c)
Net expenses to average daily net assets	0.15	%*(d)	0.15	%(d)	0.19	%(d)	0.43%		0.43%		0.43	%(c)(e)
Portfolio turnover rate	61	%**(f)	127	%(f)	158	%(f)	80	%(f)	113	%(f)	151%
Net assets at end of period (in 000’s)	$1,315,760		$1,255,952		$950,017		$548,600		$857,947		$765,603

(a)

Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
(d)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(e)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is less than 0.01% of average net assets.
(f)

Includes TBA transactions; excluding these transactions the portfolio turnover rate would have been 47%, 100%, 139%, 74% and 81% for the period ended September 30, 2021 and the years ended March 31, 2021, March 31, 2020, March 31, 2019 and March 31, 2018, respectively.

†	Computed using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Financial Highlights (Continued)

	Period Ended September 30, 2021 (Unaudited)		Year Ended March 31, 2021		Year Ended March 31, 2020		Year Ended March 31, 2019		Year Ended March 31, 2018		Year Ended March 31, 2017
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value, beginning of period	$9.58		$8.45		$9.08		$9.80		$9.31		$8.44

Net investment income†	0.22		0.46		0.44		0.43		0.53		0.51	(a)
Net realized and unrealized gain (loss) on investments	0.00		1.00		(0.85)		(0.94)		0.33		0.36

Total from investment operations	0.22		1.46		(0.41)		(0.51)		0.86		0.87

Less dividends and distributions:
From net investment income	—		(0.33)		(0.22)		(0.21)		(0.37)		—

Total dividends and distributions	—		(0.33)		(0.22)		(0.21)		(0.37)		—

Net asset value, end of period	$9.80		$9.58		$8.45		$9.08		$9.80		$9.31

Total investment return	2.30	%**(b)	17.12%		(4.72	)%(b)	(5.15)%		9.42%		10.31	%(b)

Ratios/Supplemental Data:
Ratios to average net assets:
Net investment income to average net assets	4.50	%*	4.83%		4.74%		4.74%		5.49%		5.75	%(a)
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.90	%*	0.87%		0.92%		0.92	%(c)	0.92	%(c)	0.94	%(c)
Net expenses to average daily net assets	0.47	%*(d)	0.45%		0.43	%(d)	0.92	%(c)	0.92	%(c)	0.94	%(c)(e)
Portfolio turnover rate	42	%**	117	%(g)	148	%(f)	243	%(f)	72%		55%
Net assets at end of period (in 000’s)	$923,927		$854,159		$966,298		$812,580		$647,222		$558,859

(a)

Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
(d)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(e)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is less than 0.01% of average net assets.
(f)

Includes TBA transactions; excluding these transactions the portfolio turnover rate would have remained the same for the year ended March 31, 2020 and 218% for the year ended March 31, 2019, respectively.

(g)	Portfolio turnover calculation does not include $400,305,493 of securities transferred out of the Fund as part of in-kind redemptions.
†	Computed using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Financial Highlights (Continued)

	Period Ended September 30, 2021 (Unaudited)		Year Ended March 31, 2021		Year Ended March 31, 2020		Year Ended March 31, 2019		Year Ended March 31, 2018		Year Ended March 31, 2017
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value, beginning of period	$11.47		$7.19		$9.05		$11.75		$9.77		$8.59

Net investment income†	0.15		0.14		0.19		0.17		0.18		0.14	(a)
Net realized and unrealized gain (loss) on investments	(0.64)		4.29		(1.93)		(1.48)		2.05		1.22

Total from investment operations	(0.49)		4.43		(1.74)		(1.31)		2.23		1.36

Less dividends and distributions:
From net investment income	—		(0.15)		(0.12)		(0.01)		(0.25)		(0.18)
From net realized capital gains on investments	—		—		—		(1.38)		—		—

Total dividends and distributions	—		(0.15)		(0.12)		(1.39)		(0.25)		(0.18)

Net asset value, end of period	$10.98		$11.47		$7.19		$9.05		$11.75		$9.77

Total investment return	(4.27	)%**(b)	61.78	%(b)	(19.55	)%(b)	(10.20)%		22.92%		16.14%

Ratios/Supplemental Data:
Net investment income to average net assets	2.50	%*	1.47%		2.05%		1.66%		1.62%		1.52	%(a)
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.86	%*	0.87%		0.91%		0.92	%(c)	0.95	%(c)	0.99	%(c)
Net expenses to average daily net assets	0.46	%*(d)	0.48	%(d)	0.53	%(d)	0.92	%(c)	0.95	%(c)	1.00	%(c)(e)
Portfolio turnover rate	29	%**	106%		81	%(f)	57%		93%		89%
Net assets at end of period (in 000’s)	$1,492,909		$1,518,654		$943,024		$1,018,647		$1,116,127		$1,481,990

(a)

Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
(d)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(e)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is less than 0.01% of average net assets.
(f)	Portfolio turnover calculation does not include $10,686,440 of securities transferred into the Fund as part of in-kind contributions.
†	Computed using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Financial Highlights (Continued)

	Period Ended September 30, 2021 (Unaudited)		Year Ended March 31, 2021		Year Ended March 31, 2020		Year Ended March 31, 2019	Year Ended March 31, 2018		Year Ended March 31, 2017
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value, beginning of period	$14.55		$11.23		$13.13		$12.28	$12.62		$11.81

Net investment income†	0.10		0.19		0.24		0.18	0.18		0.16	(a)
Net realized and unrealized gain (loss) on investments	0.96		3.75		(1.14)		0.67	1.39		1.11

Total from investment operations	1.06		3.94		(0.90)		0.85	1.57		1.27

Less dividends and distributions:
From net investment income	—		(0.21)		(0.17)		—	(0.18)		(0.14)
From net realized capital gains on investments	—		(0.41)		(0.83)		—	(1.73)		(0.32)

Total dividends and distributions	—		(0.62)		(1.00)		—	(1.91)		(0.46)

Net asset value, end of period	$15.61		$14.55		$11.23		$13.13	$12.28		$12.62

Total investment return	7.29	%**(b)	35.29	%(b)	(8.16	)%(b)	6.92%	12.47%		11.02%

Ratios/Supplemental Data:
Net investment income to average net assets	1.30	%*	1.42%		1.75%		1.40%	1.35%		1.34	%(a)
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.79	%*	0.80%		0.82%		0.83%	0.80	%(c)	0.81	%(c)
Net expenses to average daily net assets	0.31	%*(d)	0.30	%(d)	0.31	%(d)	0.83%	0.80	%(c)	0.81	%(c)
Portfolio turnover rate	36	%**	54%		38%		80%	36%		55%
Net assets at end of period (in 000’s)	$1,219,458		$1,199,457		$1,038,720		$955,878	$920,610		$1,249,860

(a)

Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
(d)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
†	Computed using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

Mercer Funds

Notes to the Financial Statements

September 30, 2021 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”) consists of the following seven series: Mercer US Large Cap Equity Fund (“Large Cap”), Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), Mercer Emerging Markets Equity Fund (“Emerging Markets”) and Mercer Global Low Volatility Equity Fund (“Global Low Volatility”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Mercer Investments LLC (the “Advisor”), a Delaware limited liability company, serves as the investment advisor to the Funds. The Advisor manages each Fund using a “manager of managers” approach by selecting one or more Sub-advisers (each a “Sub-adviser,” and collectively referred to as the “Sub-advisers”) to manage each Fund’s assets. The Funds are open-end investment companies and accordingly follow the open-end investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services — Investment Companies.

Under the 1940 Act, each Fund is classified as diversified.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap	Long-term total return, which includes capital appreciation and income
Small/Mid Cap	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Fixed	Total return, consisting of both current income and capital appreciation
Opportunistic Fixed	Long-term total return, which includes capital appreciation and income
Emerging Markets	Long-term total return, which includes capital appreciation and income
Global Low Volatility	Long-term total return, which includes capital appreciation and income

Each Fund has registered and is authorized to offer interests in four classes of shares: Adviser Class, Class I, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of September 30, 2021, each Fund had Class Y-3 shares outstanding. As of September 30, 2021, only Non-US Core Equity had Class I shares outstanding. No other classes of shares are outstanding as of September 30, 2021.

2.	Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2021 (Unaudited)

(a)  Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities and exchange-traded funds listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Sub-adviser as the primary market for such securities. Securities traded in the over-the-counter (“OTC”) market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ official closing price; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board of Trustees of the Trust (the “Board”) has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

Certain fixed-income securities may be valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Board. Each Fund values its investments for which market quotations are readily available at market value. Each Fund may value short-term investments that will mature within 60 days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. OTC derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker/dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Bank loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2021 (Unaudited)

The Board has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Sub-adviser) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. In that regard, at September 30, 2021, substantially all foreign equity securities held by Non-US Core Equity, Emerging Markets and Global Low Volatility were fair valued using valuations provided by an independent valuation service consistent with the valuation procedures approved by the Board.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that the Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. The Fund’s value for a particular security may be different from the last quoted market price.

The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The assets and liabilities shown in the Statements of Assets and Liabilities related to investments purchased for “to-be-announced” (“TBA”) commitments or when-issued securities approximate fair value and are determined using Level 2 inputs, as of September 30, 2021. The assets and liabilities shown in the Statements of Assets and Liabilities related to cash collateral held at broker for futures contracts and swap contracts are determined using Level 1 inputs as of September 30, 2021.

At September 30, 2021, Large Cap and Small/Mid Cap held long-term investments whose value was determined using Level 1 inputs, with corresponding major categories as shown in the Schedule of Investments, as well as the “Mutual Fund — Securities Lending Collateral” and the “Futures Contracts” sections whose values were determined using Level 1 inputs.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the portfolio securities by level based on inputs used as of September 30, 2021 in valuing the assets and liabilities of Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility for which fair valuation was used:

Non-US Core Equity

ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Common Stocks
Australia	$18,191,774	$97,423,297	$—		$115,615,071
Austria	—	13,604,890	—		13,604,890
Belgium	—	13,115,873	—		13,115,873
Brazil	11,779,797	10,369,223	—		22,149,020
Canada	53,509,428	—	—		53,509,428
China	—	28,316,211	—		28,316,211
Colombia	180,425	—	—		180,425
Denmark	5,195,773	74,883,466	—		80,079,239
Finland	—	37,162,234	—		37,162,234
France	954,143	342,594,445	—		343,548,588
Georgia	—	944,263	—		944,263
Germany	9,433,344	240,876,981	—		250,310,325
Hong Kong	—	45,573,794	—		45,573,794
Hungary	—	5,012,535	—		5,012,535
India	—	13,647,109	—		13,647,109
Indonesia	—	5,578,941	—		5,578,941
Ireland	32,901,219	6,829,869	—		39,731,088
Israel	6,988,299	4,400,204	—		11,388,503
Italy	—	47,947,937	—		47,947,937
Japan	4,319,221	816,307,773	—		820,626,994
Luxembourg	—	4,321,134	—		4,321,134
Mexico	10,337,133	—	—		10,337,133
Netherlands	16,479,783	192,226,109	—		208,705,892
New Zealand	—	644,812	—		644,812
Norway	—	21,137,031	—		21,137,031
Philippines	—	427,254	—		427,254
Portugal	—	278,116	0	*	278,116
Russia	5,234,698	47,600,268	—		52,834,966
Singapore	—	11,485,120	—		11,485,120
South Africa	—	16,723,487	—		16,723,487
South Korea	—	45,113,004	—		45,113,004
Spain	—	84,844,000	0	*	84,844,000
Sweden	1,581,440	101,074,886	—		102,656,326
Switzerland	6,670,585	346,170,055	—		352,840,640
Taiwan	44,306,891	33,532,506	—		77,839,397
Thailand	—	1,082,446	—		1,082,446
Turkey	—	2,677,597	—		2,677,597
United Kingdom	35,961,388	336,248,987	—		372,210,375
United States	105,410,298	80,351,585	—		185,761,883

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2021 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$369,435,639	$3,130,527,442	$0	$3,499,963,081

Investment Companies	33,625,961	—	—	33,625,961

Preferred Stocks
Germany	—	52,221,409	—	52,221,409
South Korea	—	3,325,702	—	3,325,702

Total Preferred Stocks	—	55,547,111	—	55,547,111

Rights
Germany	473,533	—	—	473,533

Warrant
Switzerland	111,745	—	—	111,745

Short-Term Investment
Mutual Fund — Securities Lending Collateral	59,832,921	—	—	59,832,921

Total	$463,479,799	$3,186,074,553	$0	$3,649,554,352

LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(2,012,317)	$—	$—	$(2,012,317)

*	Represents one or more Level 3 securities at $0 value as of September 30, 2021.
†	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2021 (Unaudited)

Core Fixed

ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$139,924,136	$—		$139,924,136
Corporate Debt	—	499,731,468	0	*	499,731,468
Mortgage Backed Securities — Private Issuers	—	148,882,783	—		148,882,783
Mortgage Backed Securities — U.S. Government Agency Obligations	—	275,949,815	—		275,949,815
Municipal Obligations	—	12,116,795	—		12,116,795
Sovereign Debt Obligations	—	5,575,888	—		5,575,888
U.S. Government and Agency Obligations	—	230,378,681	—		230,378,681

Total Debt Obligations	—	1,312,559,566	0		1,312,559,566

Short-Term Investment
Mutual Fund — Securities Lending Collateral	21,972,905	—	—		21,972,905

Futures Contracts†
Sales	799,630	—	—		799,630

Forward Foreign Currency Contracts†	—	223,163	—		223,163

Total	$22,772,535	$1,312,782,729	$0		$1,335,555,264

LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
TBA Sale Commitments	$—	$(1,002,773)	$—	$(1,002,773)

Futures Contracts†
Buys	(474,829)	—	—	(474,829)

Swaps
Centrally Cleared Interest Rate Swaps†	—	(667,423)	—	(667,423)

Forward Foreign Currency Contract†	—	(96,685)	—	(96,685)

Total	$(474,829)	$(1,766,881)	$—	$(2,241,710)

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2021 (Unaudited)

*	Represents one or more Level 3 securities at $0 value as of September 30, 2021.
†

Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation. Only current day’s variation margin, for Futures contracts and Centrally Cleared Swaps, if any, is reported on the Statements of Assets and Liabilities.

Opportunistic Fixed

ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Debt Obligations	$—	$852,660,734		$—	$852,660,734

Common Stocks
Energy	53	0	*	—	53
Industrial	—	0	*	—	—
Utilities	—	973,154		—	973,154

Total Common Stocks	53	973,154		—	973,207

Convertible Preferred Stocks
Basic Materials	113,507	—		—	113,507
Consumer, Cyclical	117,950	—		—	117,950
Consumer, Non-cyclical	963,802	—		—	963,802
Energy	6,071,694	0	*	—	6,071,694
Financial	253,948	—		—	253,948
Technology	122,561	—		—	122,561

Total Convertible Preferred Stocks	7,643,462	0		—	7,643,462

Preferred Stocks
Financial	385,780	—		—	385,780

Short-Term Investments
Mutual Fund — Securities Lending Collateral	22,097,920	—		—	22,097,920
Sovereign Debt Obligation	—	8,757,619		—	8,757,619

Total Short-Term Investments	22,097,920	8,757,619		—	30,855,539

Purchased Options
Purchased Currency Options	—	169,814		—	169,814
Purchased Futures Options	479,413	—		—	479,413
Purchased Swaption	—	249,307		—	249,307

Total Purchased Options	479,413	419,121		—	898,534

Futures Contracts†
Sales	818,938	—		—	818,938

Swaps
OTC Interest Rate Swaps	—	62,610		—	62,610
Centrally Cleared Interest Rate Swaps†	—	1,109,821		—	1,109,821
OTC Credit Default Swaps	—	826,397		—	826,397
Centrally Cleared Credit Default Swaps†	—	16,799		—	16,799

Total Swaps	—	2,015,627		—	2,015,627

Forward Foreign Currency Contracts†	—	2,393,587		—	2,393,587

Total	$31,425,566	$867,219,842		$—	$898,645,408

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2021 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(1,030,436)	$—	$—	$(1,030,436)
Sales	(4,940)	—	—	(4,940)

Total Futures Contracts	(1,035,376)	—	—	(1,035,376)

Swaps
OTC Interest Rate Swaps	—	(251,271)	—	(251,271)
Centrally Cleared Interest Rate Swaps†	—	(78,532)	—	(78,532)
OTC Credit Default Swaps	—	(19,998)	—	(19,998)
Centrally Cleared Credit Default Swaps†	—	(8,208)	—	(8,208)

Total Swaps	—	(358,009)	—	(358,009)

Forward Foreign Currency Contracts†	—	(2,763,709)	—	(2,763,709)

Written Options	(248,443)	(47,247)	—	(295,690)

Total	$(1,283,819)	$(3,168,965)	$—	$(4,452,784)

*	Represents one or more Level 2 securities at $0 value as of September 30, 2021.
†

Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation. Only current day’s variation margin, for Futures contracts and Centrally Cleared Swaps, if any, is reported on the Statements of Assets and Liabilities.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2021 (Unaudited)

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
Common Stocks
Argentina	$14,138,531	$—		$—		$14,138,531
Australia	—	7,849,400		—		7,849,400
Brazil	40,290,701	—		—		40,290,701
Canada	1,450,463	—		—		1,450,463
Chile	3,540,096	—		—		3,540,096
China	42,985,280	390,943,062		—		433,928,342
Czech Republic	—	935,564		—		935,564
Egypt	—	100,730		—		100,730
Hong Kong	—	15,439,913		—		15,439,913
India	9,364,477	184,329,343		—		193,693,820
Indonesia	—	19,756,415		—		19,756,415
Italy	—	2,377,429		—		2,377,429
Mexico	53,725,539	—		—		53,725,539
Netherlands	—	11,635,247		—		11,635,247
Peru	3,895,804	—		—		3,895,804
Philippines	378,749	4,680,936		—		5,059,685
Poland	—	10,893,551		—		10,893,551
Portugal	—	4,680,492		—		4,680,492
Qatar	—	3,761,865		—		3,761,865
Russia	27,222,361	73,104,150		—		100,326,511
South Africa	60,316	35,685,761		—		35,746,077
South Korea	6,570,370	114,892,812		—		121,463,182
Taiwan	57,669,395	197,090,906		0	*	254,760,301
Thailand	118,144	3,515,011		—		3,633,155
Turkey	—	13,588,639		—		13,588,639
United Arab Emirates	—	4,844,608		—		4,844,608
United Kingdom	—	17,621,205		—		17,621,205
United States	14,675,610	4,897,532		—		19,573,142

Total Common Stocks	276,085,836	1,122,624,571		0		1,398,710,407

Investment Company	1,267,500	—		—		1,267,500

Preferred Stocks
Brazil	4,387,821	—		—		4,387,821
Chile	259,817	—		—		259,817
Colombia	221,440	—		—		221,440
South Korea	—	7,041,758		—		7,041,758
Taiwan	—	345,509		—		345,509

Total Preferred Stocks	4,869,078	7,387,267		—		12,256,345

Rights
South Korea	—	0	**	—		0

Warrants
China	—	2,350,273		—		2,350,273

Short-Term Investment
Mutual Fund — Securities Lending Collateral	11,697,685	—		—		11,697,685

Futures Contracts†
Sales	103,328	—		—		103,328

Total	$294,023,427	$1,132,362,111		$0		$1,426,385,538

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2021 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(3,692,125)	$—	$—	$(3,692,125)

*	Represents one or more Level 3 securities at $0 value as of September 30, 2021.
**	Represents one or more Level 2 securities at $0 value as of September 30, 2021.
†	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Global Low Volatility

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Common Stocks
Australia	$—	$19,890,648	$—		$19,890,648
Austria	—	1,102,536	—		1,102,536
Bermuda	2,045,416	—	—		2,045,416
Brazil	—	500,157	—		500,157
Canada	40,135,600	—	—		40,135,600
China	15,916,371	1,116,288	—		17,032,659
Denmark	—	10,022,038	—		10,022,038
Finland	—	4,822,136	—		4,822,136
France	—	34,575,818	—		34,575,818
Germany	—	18,210,823	—		18,210,823
Hong Kong	—	10,128,976	—		10,128,976
Ireland	8,820,379	—	—		8,820,379
Israel	7,795,495	3,444,731	—		11,240,226
Italy	—	146,426	—		146,426
Japan	—	50,744,791	—		50,744,791
Jordan	—	578,366	—		578,366
Luxembourg	—	2,952,320	—		2,952,320
Netherlands	—	18,843,804	—		18,843,804
New Zealand	—	4,331,386	—		4,331,386
Norway	—	5,643,163	—		5,643,163
Portugal	—	2,488,024	—		2,488,024
Singapore	—	5,233,189	0	*	5,233,189
South Africa	—	579,646	—		579,646
South Korea	—	4,057,061	—		4,057,061
Spain	—	7,425,892	—		7,425,892
Sweden	—	3,248,700	—		3,248,700
Switzerland	—	46,641,170	—		46,641,170

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2021 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
United Kingdom	$833,272	$42,948,741	$—	$43,782,013
United States	793,666,057	86,095	—	793,752,152

Total Common Stocks	869,212,590	299,762,925	0	1,168,975,515

Preferred Stock
Germany	—	2,270,319	—	2,270,319

Short-Term Investment
Mutual Fund — Securities Lending Collateral	10,859,761	—	—	10,859,761

Futures Contracts†
Buys	337	—	—	337

Total	$880,072,688	$302,033,244	$0	$1,182,105,932

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(861,572)	$—	$—	$(861,572)

*	Represents one or more Level 3 securities at $0 value as of September 30, 2021.
†	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Investments in Derivative Instruments

At September 30, 2021 and during the period then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Large Cap

LIABILITY DERIVATIVES
	Equity Risk	Total
Futures Contracts(2)	$(1,239,052)	$(1,239,052)

NET REALIZED GAIN (LOSS)(6)
	Equity Risk	Total
Futures Contracts	$5,579,083	$5,579,083

CHANGE IN APPRECIATION (DEPRECIATION)(7)
	Equity Risk	Total
Futures Contracts	$(1,565,489)	$(1,565,489)

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2021 (Unaudited)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(8)
	Equity Risk	Total
Long Futures Contracts	$33,204,264	$33,204,264

Small/Mid Cap

LIABILITY DERIVATIVES
	Equity Risk	Total
Futures Contracts(2)	$(794,981)	$(794,981)

NET REALIZED GAIN (LOSS)(6)
	Equity Risk	Total
Futures Contracts	$(473,434)	$(473,434)

CHANGE IN APPRECIATION (DEPRECIATION)(7)
	Equity Risk	Total
Futures Contracts	$(347,338)	$(347,338)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(8)
	Equity Risk	Total
Long Futures Contracts	$38,163,425	$38,163,425

Non-US Core Equity

LIABILITY DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(2)	$—	$(2,012,317)	$(2,012,317)

NET REALIZED GAIN (LOSS)(6)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts	$—	$11,037,610	$11,037,610
Forward Foreign Currency Contracts	1,014,229	—	1,014,229

Total Realized Gain (Loss)	$1,014,229	$11,037,610	$12,051,839

CHANGE IN APPRECIATION (DEPRECIATION)(7)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts	$—	$(2,574,116)	$(2,574,116)
Forward Foreign Currency Contracts	(1,203,827)	—	(1,203,827)

Total Change in Appreciation (Depreciation)	$(1,203,827)	$(2,574,116)	$(3,777,943)

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2021 (Unaudited)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(8)
	Foreign Currency Risk	Equity Risk	Total
Long Futures Contracts	$—	$91,435,668	$91,435,668
Forward Foreign Currency Contracts	28,279,583	—	28,279,583

Core Fixed

ASSET DERIVATIVES
	Foreign Currency Risk	Interest Rate Risk	Total
Futures Contracts(2)	$—	$799,630	$799,630
Forward Foreign Currency Contracts(3)	223,163	—	223,163

Total Value	$223,163	$799,630	$1,022,793

LIABILITY DERIVATIVES
	Foreign Currency Risk	Interest Rate Risk	Total
Futures Contracts(2)	$—	$(474,829)	$(474,829)
Forward Foreign Currency Contracts(5)	(96,685)	—	(96,685)
Centrally Cleared Swap Contracts**	—	(700,675)	(700,675)

Total Value	$(96,685)	$(1,175,504)	$(1,272,189)

NET REALIZED GAIN (LOSS)(6)
	Foreign Currency Risk	Interest Rate Risk	Total
Options Purchased	$—	$82,401	$82,401
Options Written	—	(29,736)	(29,736)
Swaps Contracts	—	101,786	101,786
Futures Contracts	—	52,290	52,290
Forward Foreign Currency Contracts	267,795	—	267,795

Total Realized Gain (Loss)	$267,795	$206,741	$474,536

CHANGE IN APPRECIATION (DEPRECIATION)(7)
	Foreign Currency Risk	Interest Rate Risk	Total
Options Purchased	$—	$(112,288)	$(112,288)
Options Written	—	60,634	60,634
Swaps Contracts	—	(704,728)	(704,728)
Futures Contracts	—	(108,166)	(108,166)
Forward Foreign Currency Contracts	(38,835)	—	(38,835)

Total Change in Appreciation (Depreciation)	$(38,835)	$(864,548)	$(903,383)

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2021 (Unaudited)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(8)
	Foreign Currency Risk	Interest Rate Risk	Total
Options Purchased	$—	$79,714	$79,714
Options Written	—	102,857	102,857
Swaps Contracts	—	13,395,000	13,395,000
Long Futures Contracts	—	92,317,444	92,317,444
Short Futures Contracts	—	(49,699,088)	(49,699,088)
Forward Foreign Currency Contracts	28,612,217	—	28,612,217

Opportunistic Fixed

ASSET DERIVATIVES
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Options Purchased(1)	$—	$169,814	$250,838	$477,882	$898,534
Futures Contracts(2)	—	—	818,938	—	818,938
Forward Foreign Currency Contracts(3)	—	2,393,587	—	—	2,393,587
OTC Swap Contracts	826,397	—	62,610	—	889,007
Centrally Cleared Swap Contracts**	16,799	—	1,109,821	—	1,126,620

Total Value	$843,196	$2,563,401	$2,242,207	$477,882	$6,126,686

LIABILITY DERIVATIVES
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Options Written(4)	$—	$(21,960)	$(25,287)	$(248,443)	$(295,690)
Futures Contracts(2)	—	—	(1,035,376)	—	(1,035,376)
Forward Foreign Currency Contracts(5)	—	(2,763,709)	—	—	(2,763,709)
OTC Swap Contracts	(19,998)	—	(251,271)	—	(271,269)
Centrally Cleared Swap Contracts**	(8,208)	—	(78,532)	—	(86,740)

Total Value	$(28,206)	$(2,785,669)	$(1,390,466)	$(248,443)	$(4,452,784)

NET REALIZED GAIN (LOSS)(6)
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Options Purchased	$—	$(490,282)	$(100,076)	$(941,474)	$(1,531,832)
Options Written	—	121,938	145,579	470,221	737,738
Swaps Contracts	(775,872)	—	72,972	—	(702,900)
Futures Contracts	—	—	684,025	—	684,025
Forward Foreign Currency Contracts	—	(63,626)	—	—	(63,626)

Total Realized Gain (Loss)	$(775,872)	$(431,970)	$802,500	$(471,253)	$(876,595)

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2021 (Unaudited)

CHANGE IN APPRECIATION (DEPRECIATION)(7)
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Options Purchased	$—	$58,912	$(154,205)	$241,719	$146,426
Options Written	—	5,665	48,956	(96,638)	(42,017)
Swaps Contracts	38,565	—	(400,936)	—	(362,371)
Futures Contracts	—	—	1,230,693	—	1,230,693
Forward Foreign Currency Contracts	—	(1,075,546)	—	—	(1,075,546)

Total Change in Appreciation (Depreciation)	$38,565	$(1,010,969)	$724,508	$145,081	$(102,815)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(8)
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Options Purchased	$—	$27,114,571	$17,448,111	$9,425	$44,572,107
Options Written	—	(5,430,666)	(20,012,944)	(8,883)	(25,452,493)
Swaps Contracts	21,408,613	—	39,664,742	—	61,073,355
Long Futures Contracts	—	—	148,181,055	—	148,181,055
Short Futures Contracts	—	—	(59,394,774)	—	(59,394,774)
Forward Foreign Currency Contracts	—	395,922,041	—	—	395,922,041

Emerging Markets

ASSET DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(2)	$—	$103,328	$103,328

LIABILITY DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(2)	$—	$(3,692,125)	$(3,692,125)

NET REALIZED GAIN (LOSS)(6)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts	$—	$(867,069)	$(867,069)
Forward Foreign Currency Contracts	(125)	—	(125)

Total Realized Gain (Loss)	$(125)	$(867,069)	$(867,194)

CHANGE IN APPRECIATION (DEPRECIATION)(7)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts	$—	$(4,350,036)	$(4,350,036)

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2021 (Unaudited)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(8)
	Foreign Currency Risk	Equity Risk	Total
Long Futures Contracts	$—	$84,381,120	$84,381,120
Short Futures Contracts	—	(4,655,028)	(4,655,028)
Forward Foreign Currency Contracts	192,988	—	192,988

Global Low Volatility

ASSET DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(2)	$337	$—	$337

LIABILITY DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(2)	$—	$(861,572)	$(861,572)

NET REALIZED GAIN (LOSS)(6)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts	$(9,477)	$3,092,235	$3,082,758

CHANGE IN APPRECIATION (DEPRECIATION)(7)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts	$1,541	$(1,083,976)	$(1,082,435)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(8)
	Foreign Currency Risk	Equity Risk	Total
Long Futures Contracts	$589,022	$18,295,745	$18,884,767

**

Centrally Cleared Swaps are valued at unrealized appreciation/depreciation on the Schedule of Investments. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

(1)	Statements of Assets and Liabilities location: Investments, at value.
(2)

Cumulative appreciation (depreciation) on futures contracts is disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities.

(3)	Statements of Assets and Liabilities location: Unrealized appreciation on open forward foreign currency contracts.
(4)	Statements of Assets and Liabilities location: Written options, at value.
(5)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.
(6)

Statements of Operations location: Amounts are included in Net realized gain (loss) on Forward foreign currency contracts, Closed futures contracts, Purchased option contracts, Written option contracts and Swap contracts.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2021 (Unaudited)

(7)

Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Forward foreign currency contracts, Open futures contracts, Purchased option contracts, Written option contracts and Swap contracts.

(8)	Amounts disclosed represent average notional value for the months that the Fund held such derivatives during the period ended September 30, 2021.

Netting Agreements and Collateral Requirements

In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a Sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with certain collateral held and/or posted and create a net payment. The provisions of the ISDA Master Agreement typically permit a net payment in the event of default including the bankruptcy or insolvency of the counterparty. Absent an event of default by the counterparty or termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash collateral held at broker or cash collateral due to broker, respectively. Non-cash collateral pledged by or received by the Funds, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold before a transfer is required, which is determined each day at the close of business of the Funds, typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement and any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2021 (Unaudited)

The Funds are required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowings transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Funds’ derivative assets and liabilities at fair value by risk are presented in the tables above. For financial reporting purposes the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Only forward foreign currency contracts, OTC swaps and OTC options assets and liabilities are subject to master netting agreements.

The following tables present the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under a Master Netting Agreement (“MNA”) and net of related collateral received by the Funds for assets or pledged by the Funds for liabilities as of September 30, 2021.

Core Fixed

Offsetting of Financial Assets and Derivative Assets:

Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Received*	Net Amount of Derivative Assets(a)
JPMorgan Chase Bank N.A.	$223,163	$(96,685)	$—	$126,478

Offsetting of Financial Liabilities and Derivative Liabilities:

Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Pledged*	Net Amount of Derivative Liabilities(b)
JPMorgan Chase Bank N.A.	$(96,685)	$96,685	$—	$—

(a)	Represents the net amount receivable from the counterparty in the event of default.
(b)	Represents the net amount payable to the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2021 (Unaudited)

Opportunistic Fixed

Offsetting of Financial Assets and Derivative Assets:

Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Received*	Net Amount of Derivative Assets(a)
Bank of America, N.A.	$138,900	$(87,172)	$(30,000)	$21,728
Barclays Bank Plc	258,520	(11,435)	—	247,085
BNP Paribas S.A.	89,566	(42,141)	—	47,425
Citibank N.A.	651,559	(69,586)	—	581,973
Citigroup Global Markets, Inc.	18,306	(18,306)	—	—
Commonwealth Bank of Australia	7,720	—	—	7,720
Deutsche Bank AG	52,272	(23,118)	—	29,154
Goldman Sachs & Co.	39,056	(39,056)	—	—
Goldman Sachs International	80,288	(80,288)	—	—
HSBC Bank Plc	323,398	(323,398)	—	—
HSBC Bank USA, N.A.	57,853	—	—	57,853
JPMorgan Chase Bank N.A.	579,494	(579,494)	—	—
Morgan Stanley & Co.	517,053	(59,570)	(457,483)	—
Morgan Stanley and Co. International Plc	205,189	(205,189)	—	—
Morgan Stanley Capital Services, Inc.	206,848	(92,310)	—	114,538
Natwest Markets Plc	7,850	(7,850)	—	—
Standard Chartered Bank	131,798	(578)	—	131,220
State Street Bank and Trust	6,853	—	—	6,853
State Street Bank London	23,298	(5,198)	—	18,100
The BNY Mellon	7,348	—	—	7,348
Toronto Dominion Bank	104,707	(104,707)	—	—
UBS AG	176,427	(2,809)	—	173,618

	$3,684,303	$(1,752,205)	$ (487,483)	$1,444,615

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2021 (Unaudited)

Offsetting of Financial Liabilities and Derivative Liabilities:

Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Pledged*	Net Amount of Derivative Liabilities(b)
Bank of America, N.A.	$(87,172)	$87,172	$—	$—
Barclays Bank Plc	(11,435)	11,435	—	—
BNP Paribas S.A.	(42,141)	42,141	—	—
Citibank N.A.	(69,586)	69,586	—	—
Citigroup Global Markets, Inc.	(50,989)	18,306	—	(32,683)
Deutsche Bank AG	(23,118)	23,118	—	—
Goldman Sachs & Co.	(44,559)	39,056	—	(5,503)
Goldman Sachs International	(88,869)	80,288	—	(8,581)
HSBC Bank Plc	(598,604)	323,398	—	(275,206)
JPMorgan Chase Bank N.A.	(1,400,213)	579,494	448,665	(372,054)
Morgan Stanley & Co.	(59,570)	59,570	—	—
Morgan Stanley and Co. International Plc	(222,070)	205,189	—	(16,881)
Morgan Stanley Capital Services, Inc.	(92,310)	92,310	—	—
Natwest Markets Plc	(25,927)	7,850	18,077	—
Standard Chartered Bank	(578)	578	—	—
State Street Bank London	(5,198)	5,198	—	—
Toronto Dominion Bank	(257,077)	104,707	—	(152,370)
UBS AG	(2,809)	2,809	—	—

	$(3,082,225)	$1,752,205	$466,742	$(863,278)

(a)	Represents the net amount receivable from the counterparty in the event of default.
(b)	Represents the net amount payable to the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.

(b)  Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized on securities for which collection is not expected. Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair value of the securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2021 (Unaudited)

(c)  Cash, cash equivalents and short-term investments

A Fund may invest a portion of its assets in cash and cash equivalents. Cash and cash equivalents are defined as cash and bank balances as well as short-term investments with a maturity of less than three months from the acquisition date.

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d)  Securities lending

A Fund may lend its portfolio securities to qualified broker/dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked to market daily and maintained in an amount at least equal to the current fair value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate fair value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. A liability for cash collateral is reflected in the Statements of Assets and Liabilities, and is categorized as Level 2 within the fair value hierarchy. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

Certain Funds may from time to time participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”) acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified broker/dealers and financial institutions that post appropriate collateral. The Custodian has agreed to indemnify the Funds in case of default of any security borrower.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2021 (Unaudited)

Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan at September 30, 2021. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at September 30, 2021 were as follows:

	Market Value of Loaned Securities	Value of Cash Collateral	Value of Non-Cash Collateral
Large Cap	$9,458,212	$1,145,932	$8,727,594
Small/Mid Cap	33,866,984	2,856,791	32,154,220
Non-US Core Equity	107,352,610	59,832,921	53,548,071
Core Fixed	29,329,608	21,972,905	7,989,783
Opportunistic Fixed	26,973,985	22,097,920	5,531,648
Emerging Markets	45,385,827	11,697,685	35,591,224
Global Low Volatility	22,812,617	10,859,761	12,929,113

For Large Cap, Small/Mid Cap, Emerging Markets and Global Low Volatility, all of the securities on loan collateralized by cash are classified as Common Stocks in each Fund’s Schedule of Investments at September 30, 2021, with a contractual maturity of overnight and continuous. For Core Fixed, all of the securities on loan collateralized by cash are classified as Corporate Debt in the Fund’s Schedule of Investments at September 30, 2021, with a contractual maturity of overnight and continuous.

For Non-US Core Equity and Opportunistic Fixed the values of the security loan obligations are classified as follows at September 30, 2021:

Non-US Core Equity

	Remaining Contractual Maturity of the Agreements As of September 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$59,778,945	$—	$—	$—	$59,778,945
Rights	53,976	—	—	—	53,976

Total Borrowings	$59,832,921	$—	$—	$—	$59,832,921

Gross amount of recognized liabilities for securities lending transactions					$59,832,921

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2021 (Unaudited)

Opportunistic Fixed

	Remaining Contractual Maturity of the Agreements As of September 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Convertible Debt	$1,287,616	$—	$—	$—	$1,287,616
Convertible Preferred Stocks	320,033	—	—	—	320,033
Corporate Debt	19,731,730	—	—	—	19,731,730
Sovereign Debt Obligations	758,541	—	—	—	758,541

Total Borrowings	$22,097,920	$—	$—	$—	$22,097,920

Gross amount of recognized liabilities for securities lending transactions					$22,097,920

(e)  Swaps

Swap contracts are derivatives in the form of a contract or similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, index, and total return swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Up-front payments received or made are reflected as “up-front net premiums received” or “up-front net premiums paid”, respectively, on the Statements of Assets and Liabilities. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The credit default swaps may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2021 (Unaudited)

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and an increased market perception that there is a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swaps on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

The equity swaps in which the Funds may invest involve agreements with a counterparty. The return to the Funds on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. The Funds will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Funds paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

Whether a Fund’s use of swaps or swap options will be successful in achieving the Fund’s investment objective will depend on the Sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of the default or bankruptcy of a swap counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to an uncleared swap, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap counterparty will be able to meet its obligations pursuant to a swap or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap. However, the amount at risk is, subject to some exceptions, generally only the net unrealized gain, if any, on the swap not the entire notional amount. The Sub-adviser that enters into the swap will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the counterparty risk of swaps.

Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2021 (Unaudited)

considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Advisor may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was enacted in July 2010. Among other things, the Dodd-Frank Act sets forth a regulatory framework for certain OTC derivatives, such as swaps. The Dodd-Frank Act requires certain swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants who were not previously required to register are regulated as swap dealers or major swap participants, and are, or will be, subject to certain minimum capital and margin requirements and business conduct standards.

Certain standardized swaps, including certain U.S. dollar and non-U.S. dollar denominated interest rate and credit default index swaps, are subject to mandatory clearing, which interposes a central clearing house as the counterparty to each participant’s swap, and exchange-trading. Additional swap asset classes are expected to be subject to mandatory clearing and exchange-trading in the future. The counterparty risk for cleared derivatives is generally considered to be lower than for uncleared derivatives, but cleared contracts are not risk-free. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Central clearing and exchange trading is only required for trading certain instruments, although central clearing and exchange trading for additional instruments is expected to be implemented by the Commodity Futures Trading Commission (“CFTC”) until the majority of the swaps market is ultimately subject to both. In addition, uncleared swaps that are subject to regulatory collateral requirements could adversely affect a Fund’s ability to enter into swaps in the OTC market. The establishment of a centralized exchange or market for cleared swap transactions may not result in swaps being easier to value or trade. However, swap dealers, major swap participants, and swap counterparties may experience other new and/or additional regulations, requirements, compliance burdens, and associated costs. The legislation and rules promulgated may exert a negative effect on a Fund’s ability to meet its investment objective, either through limits or requirements imposed on the Fund or its counterparties. Specifically, position limits imposed on a Fund or its counterparties may affect that Fund’s ability to invest in futures, options, and swaps in a manner consistent with the Fund’s investment objective and strategies. The new requirements prescribed by the Dodd-Frank Act may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect the ability of the Funds to buy or sell derivatives.

In a cleared swap transaction, the Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Cash margin is recorded on the Statements of Assets and Liabilities as cash collateral held at broker on open swap contracts. Swap agreements are marked to market daily. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin payable or receivable for the change in value as appropriate on the Statements of Assets and Liabilities. Only certain derivative transactions are currently eligible for clearing by clearinghouses.

A Fund will accrue for interim payments on swap contracts on a daily basis, with the net amount recorded as interest payable or receivable on the Statements of Assets and Liabilities. Once interim

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payments are settled in cash, the net amount is recorded as realized gain/loss on swap contracts, in addition to realized gain/loss recorded upon the termination of swap contracts on the Statements of Operations. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts (swap contracts, at value on the Statements of Assets and Liabilities).

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of realized gain (loss) on the Statements of Operations.

The swaps in which the Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Like most other investments, swaps are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Sub-adviser will not accurately forecast future market trends or the values of assets, reference rates, indices, or other economic factors in establishing swap positions for the Fund. If a Sub-adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. If the Sub-adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

During the period ended September 30, 2021, Core Fixed and Opportunistic Fixed used swaps to adjust interest rate and yield curve exposure or to manage credit exposure. See the Core Fixed and Opportunistic Fixed Schedules of Investments for a listing of open swaps as of September 30, 2021.

(f)  Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

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When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the futures commission merchant. Thereafter, a “variation margin” may be paid by a Fund to or drawn by a Fund from such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities, or currencies, subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable on the Statements of Assets and Liabilities. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the CFTC for sale to customers in the United States, on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

In entering into futures contracts and options on futures contracts, there is a credit risk that a counterparty will not be able to meet its obligations to the Fund. The counterparty for futures contracts and options on futures contracts traded in the United States and on most foreign futures exchanges is the clearinghouse associated with such exchange. In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the non-performance by one of its members and, as such, should significantly reduce this credit risk. In cases where the clearinghouse is not backed by the clearing members (i.e., some foreign exchanges), it is normally backed by a consortium of banks or other financial institutions. There can be no assurance that any counterparty, clearing member or clearinghouse will be able to meet its obligations to the Fund.

While certain futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Where the futures market is not as developed or where the regulations prevent or make it disadvantageous to trade futures, Emerging Markets will utilize synthetic futures as part of the country selection strategy implementation. A synthetic future generally is an uncleared agreement resembling a total return swap transaction in which a Fund will commit to receive positive or negative returns on one or more specified equity index futures contracts in exchange for an agreed upon payment by the Fund to the counterparty. If the underlying asset declines in value over the term of the total return swap, the Fund may also be required to pay the dollar value of that decline to the counterparty. These are marked to market daily and the change in value is recorded as unrealized gain or loss in the Statements of Operations.

During the period ended September 30, 2021, Large Cap, Small/Mid Cap, Non-US Core Equity, Emerging Markets and Global Low Volatility used futures to equitize cash. Core Fixed and Opportunistic Fixed used futures to adjust interest rate exposure and replicate government bond positions. Emerging Markets also used futures to create passive index exposure to certain domestic emerging market country indices in the Fund. See each Fund’s Schedule of Investments for a listing of open futures contracts as of September 30, 2021.

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(g)  Options

The Funds may purchase and sell (write) put and call options on debt securities, currencies and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may sell (write) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities, currencies and interest rates.

During the period ended September 30, 2021, Core Fixed and Opportunistic Fixed used options for tail risk hedging and to manage currency, interest rate, duration and volatility exposure. See each Fund’s Schedule of Investments for a listing of options as of September 30, 2021.

(h)  Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

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Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a non-cash settled forward contract to sell an amount of foreign currency, the Fund will maintain segregated assets in an amount equal to the contract’s full, notional value. When a Fund enters into a cash-settled forward contract to sell an amount of foreign currency, the Fund will maintain segregated assets in an amount equal to the net amount owed by the Fund. However, currency contracts with respect to identical currencies, with the same counterparty and same settlement date may be netted against each other and, in such cases, a Fund will maintain segregated assets in an amount equal to the net amount owed by the Fund, in accordance with the Trust’s Segregation and Offsetting Position Procedures. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably.

During the period ended September 30, 2021, Core Fixed and Opportunistic Fixed used forward foreign currency contracts for a variety of purposes, including hedging, risk management, efficient portfolio management, enhancing total returns, or as a substitute for taking a position in the underlying asset. Non-US Core Equity and Emerging Markets used forward foreign currency contracts to hedge, cross hedge or to actively manage the currency exposures in the Funds. See the Core Fixed and Opportunistic Fixed Schedules of Investments for a listing of open forward foreign currency contracts as of September 30, 2021.

(i)  Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within each Fund’s Statement of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

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(j)  When-issued securities/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as TBA securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

A Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation”. See the Schedules of Investments for TBA and when-issued securities held as of September 30, 2021.

(k)  Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Fund’s Schedule of Investments for REIT securities held as of September 30, 2021.

(l)  Mortgage-related and other asset-backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may

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include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedules of Investments for mortgage-backed and asset-backed securities held by Core Fixed and Opportunistic Fixed as of September 30, 2021.

(m)  Bank loans

Core Fixed and Opportunistic Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At September 30, 2021, Opportunistic Fixed had the following unfunded loan commitments:

Borrower	Par	Cost	Value	Unrealized Gain (Loss)
Focus Financial Partners, LLC	$91,875	$91,875	$91,519	$(356)
Precision Medicine Group, LLC	126,923	125,193	127,062	1,869
VT Topco, Inc.	60,000	60,000	59,987	(13)
Western Dental Services Inc.	79,200	79,200	79,258	58

	$357,998	$356,268	$357,826	$1,558

(n)  Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

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(o)  Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal and state income or excise tax is necessary.

As of September 30, 2021, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments and derivatives were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap	$1,166,795,839	$406,199,823	$(17,578,233)	$388,621,590
Small/Mid Cap	1,370,715,268	441,171,895	(38,794,047)	402,377,848
Non-US Core Equity	3,147,024,211	621,153,846	(118,623,705)	502,530,141
Core Fixed	1,316,315,230	32,044,058	(13,826,817)	18,217,241
Opportunistic Fixed	896,684,633	20,376,323	(23,643,700)	(3,267,377)
Emerging Markets	1,328,189,192	199,557,236	(101,464,218)	98,093,018
Global Low Volatility	982,064,788	222,871,590	(22,830,783)	200,040,807

The temporary differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, investments in passive foreign investment companies, redemption in kind and other basis adjustments. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These differences primarily relate to swap income, gains and losses from passive foreign investment companies and other basis adjustments during the period ended September 30, 2021.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at NAV, unless the shareholder elects to receive cash distributions. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise taxes on the Funds. The amount of any distribution will vary, and there is no guarantee that a Fund will pay either income dividends or capital gains distributions.

(p)  Allocation of expenses and income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.

(q)  Redemption fees

While none of the Funds’ classes have initial or contingent deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than 30 days may be assessed a 2% short-term trading fee and recorded as paid-in capital.

3.	Credit agreement

The Trust entered into a Credit Agreement on behalf of the Funds (“the Agreement”) with a bank pursuant to a committed, unsecured revolving line of credit through December 9, 2021. Borrowings for

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September 30, 2021 (Unaudited)

each Fund under the Agreement are limited to the lesser of $50,000,000 or 33 1/3% of a Fund’s Adjusted Net Assets provided borrowings did not exceed, in the aggregate, $50,000,000. Under the terms of the Agreement the Trust pays an annual commitment fee at the rate 0.25% per year on the difference between the total line of credit and the average daily amount of borrowings outstanding. Interest is charged to the Funds based on its borrowings at a variable rate equal to 1% plus the higher of (i) the Federal Funds Rate or (ii) the Federal Reserve Bank of New York Overnight Bank Funding Rate. The Funds did not borrow under the Agreement during the period ended September 30, 2021.

4.	Indemnities

In the normal course of business, the Funds enter into contracts that require them to provide a variety of representations or general indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

5.	Fees and other transactions with affiliates

As of September 30, 2021, the Advisor provides investment advisory services to each Fund pursuant to an investment management agreement. Pursuant to the investment management agreement, each Fund pays the Advisor a fee for managing the Fund’s investments at an annual rate of:

	Investment Advisory Fee* on Net Assets
	Average net assets up to $750 million	Average net assets in excess of $750 million up to $1 billion	Average net assets in excess of $1 billion
Large Cap	0.53%	0.51%	0.46%
Small/Mid Cap	0.90%	0.88%	0.83%
Non-US Core Equity	0.75%	0.73%	0.68%
Core Fixed	0.35%	0.33%	0.28%
Opportunistic Fixed	0.80%	0.78%	0.73%
Emerging Markets	0.80%	0.78%	0.73%
Global Low Volatility	0.75%	0.73%	0.68%

*	Consists of the total advisory fee payable by the Funds to the Advisor. The Advisor is responsible for paying the subadvisory fees.

The Advisor has contractually agreed, until at least July 31, 2022, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Advisor is required to pay to the Funds’ Sub-advisers. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Funds’ Board of Trustees. The fees waived by the Advisor pursuant to this agreement are not subject to reimbursement by the Funds to the Advisor. The fees waived are shown in the Advisory fee waiver line in the Statements of Operations.

The Advisor provides certain internal administrative services to the Adviser Class, Class I and Class Y-2 shares of the Funds, for which the Advisor receives a fee of 0.15%, 0.15% and 0.15% of the average daily net assets of the Adviser Class, Class I and Class Y-2 shares of the Funds, respectively. These internal administrative services include attending to shareholder correspondence, assisting with the processing of purchases and redemptions of shares, preparing and disseminating information and documents for use by beneficial shareholders and monitoring and overseeing non-advisory relationships with entities providing services to the Adviser Class, Class I and Class Y-2 shares, including the transfer agent. As of September 30, 2021, only Non-US Core Equity had Class I shares outstanding (since

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July 22, 2021). As of September 30, 2021, there were no Advisor Class, Class I (except Non-US Core Equity) or Class Y-2 shares of any of the Funds outstanding, and as such the Advisor did not receive any administrative services fees from those classes of those Funds.

The Funds have adopted a plan of marketing and service, or “12b-1 plan,” to finance the provision of certain shareholder services to the owners of Adviser Class shares of the Funds. The plan provides for payments at annual rates (based on average net assets) of up to 0.25% of each Fund’s Adviser Class shares. There were no Advisor Class shares of any of the Funds outstanding as of September 30, 2021, and as a result, no 12b-1 fees were paid by any of the Funds for the period ended September 30, 2021.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments for the period ended September 30, 2021, were as follows:

	Long-Term U.S. Government Securities		Other Long-Term Securities
Purchases
Large Cap	$—		$224,328,705
Small/Mid Cap	—		272,562,320
Non-US Core Equity	—		942,641,574
Core Fixed	715,952,525	*	158,189,944
Opportunistic Fixed	19,274,695		391,942,529
Emerging Markets	—		480,699,550
Global Low Volatility	—		434,437,255

Sales
Large Cap	—		234,789,815
Small/Mid Cap	—		413,826,916
Non-US Core Equity	—		1,088,802,569
Core Fixed	707,681,490	*	103,581,901
Opportunistic Fixed	8,498,956		334,367,083
Emerging Markets	—		418,134,958
Global Low Volatility	—		498,952,149

*	Includes purchases of $190,428,110 and sales of $199,909,137 for TBA securities.

7.	Share transactions

Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Transactions in Fund shares were as follows:

Large Cap

	Six Months Ended September 30, 2021		Year Ended March 31, 2021
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	2,301,880	$29,960,672	30,962,052	$287,076,980
Shares issued to shareholders in reinvestment of distributions	—	—	1,395,659	15,659,299
Shares repurchased	(6,563,728)	(84,910,142)	(26,715,449)	(247,071,887)

Net increase (decrease)	(4,261,848)	$(54,949,470)	5,642,262	$55,664,392

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September 30, 2021 (Unaudited)

Small/Mid Cap

	Six Months Ended September 30, 2021		Year Ended March 31, 2021
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	4,755,115	$69,161,233	37,439,316	$370,106,733
Shares issued to shareholders in reinvestment of distributions	—	—	3,876,449	47,874,139
Shares repurchased	(12,641,545)	(183,642,874)	(42,246,255)	(506,687,211)

Net decrease	(7,886,430)	$(114,481,641)	(930,490)	$(88,706,339)

Non-US Core Equity

	Six Months Ended September 30, 2021		Year Ended March 31, 2021
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	21,356,564	$277,755,956	65,896,176	$677,092,129
Shares issued to shareholders in reinvestment of distributions	—	—	11,804,453	139,174,496
Shares repurchased	(44,281,666)	(575,080,339)	(84,194,014)	(930,681,444)

Net decrease	(22,925,102)	$(297,324,383)	(6,493,385)	$(114,414,819)

Class I:(a)
Shares sold	243,263	$3,159,985	—	$—

Net increase	243,263	$3,159,985	—	$—

(a)	The Class commenced operations on July 22, 2021.

Core Fixed

	Six Months Ended September 30, 2021		Year Ended March 31, 2021
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	24,156,199	$257,423,557	51,857,972	$561,129,888
Shares issued to shareholders in reinvestment of distributions	—	—	4,100,359	44,160,867
Shares repurchased	(21,359,933)	(228,208,100)	(26,523,134)	(289,889,583)

Net increase	2,796,266	$29,215,457	29,435,197	$315,401,172

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2021 (Unaudited)

Opportunistic Fixed

	Six Months Ended September 30, 2021		Year Ended March 31, 2021
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	10,973,575	$108,610,017	35,793,896	$341,758,285
Shares issued to shareholders in reinvestment of distributions	—	—	4,538,747	44,890,690
Shares redeemed through in-kind redemption*	—	—	(53,122,684)	(522,195,987)
Shares repurchased	(5,919,036)	(58,119,759)	(12,382,191)	(119,056,005)

Net increase (decrease)	5,054,539	$50,490,258	(25,172,232)	$(254,603,017)

*

On February 19, 2021, Opportunistic Fixed transferred securities in-kind valued at $400,305,493 and cash of $121,890,494 for a redemption. This resulted in 53,122,684 shares redeemed valued at $522,195,987. This transfer also resulted in a realized gain of $19,839,043 which is shown on the Statements of Operations.

Emerging Markets

	Six Months Ended September 30, 2021		Year Ended March 31, 2021
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	16,256,462	$188,869,214	35,219,281	$328,271,034
Shares issued to shareholders in reinvestment of distributions	—	—	1,996,543	21,622,556
Shares repurchased	(12,711,603)	(149,363,388)	(36,001,619)	(373,794,134)

Net increase	3,544,859	$39,505,826	1,214,205	$(23,900,544)

Global Low Volatilfity

	Six Months Ended September 30, 2021		Year Ended March 31, 2021
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	9,437,880	$145,048,579	21,096,201	$276,904,152
Shares issued to shareholders in reinvestment of distributions	—	—	3,916,910	55,306,768
Shares repurchased	(13,751,763)	(215,462,861)	(35,047,110)	(473,911,062)

Net decrease	(4,313,883)	$(70,414,282)	(10,033,999)	$(141,700,142)

8.	Recent accounting pronouncements

In January 2021, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2021 (Unaudited)

In March 2020, FASB issued Accounting Standards Update No. 2020-04, “Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04 on the Funds’ financial statements.

In October 2020, FASB issued Accounting Standards Update No. 2020-08, “Codification Improvements to Subtopic 310-20, Receivables — Nonrefundable Fees and Other Costs” (“ASU 2020-08”). ASU 2020-08 is an update of Accounting Standards Update No. 2017-08, which amends the amortization period of certain purchased callable debt securities held at a premium. ASU 2020-08 updates the amortization period for callable debt securities to be amortized to the next call date. For purposes of this update, the next call date is the first date when a call option at a specified price becomes exercisable. Once that date has passed, the next call date is when the next call option at a specified price becomes exercisable, if applicable. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020 for public business entities. For all other entities, the amendments in this update are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Funds’ financial statements.

9.	Certain risks

In the normal course of business, the Funds invest in securities or other instruments and may enter into transactions, and such activities subject each Fund to various risks, including fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations (credit risk). Investments in foreign securities involve certain risks, including foreign currency fluctuations and those related to political or economic instability.

Additional risks associated with certain of the Funds’ investments are described above within the respective security type notes. A more complete description of risks is included in the Funds’ prospectus and statement of additional information.

The worldwide outbreak of COVID-19, a novel coronavirus disease, that began in early 2020 has negatively affected economies, markets and individual companies throughout the world and has increased market volatility. Developments that disrupt global economies and financial markets may magnify factors that affect the Funds’ performance. While the disruption is currently expected to be temporary, there is considerable uncertainty around the duration of this uncertainty. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell investments and their ability to achieve the investment objectives. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments cannot be reasonably estimated at this time.

LIBOR Transition Risk: A commonly used interest rate, the London Interbank Offered Rate (“LIBOR”), may no longer be calculated after 2021. The terms of many investments, financings or other transactions to which a Fund may be a party have been historically tied to LIBOR, which may be a significant factor in determining a Fund’s payment obligations under a derivative investment, the cost of financing to a Fund or an investment’s value or return to a Fund. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2021 (Unaudited)

published until June 2023 in order to assist with the transition. The process of transitioning to a new rate might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments.

10.	Subsequent events

Management has evaluated the impact of subsequent events through November 15, 2021, the date the financial statements were issued, for possible adjustment and/or disclosure in the Funds’ financial statements. Management has determined that there are no material events that would require adjustment and/or disclosure in the Funds’ financial statements through this date.

Mercer Funds

Additional Information (Unaudited)

Proxy Voting

A description of the policies and procedures that the Advisor and each Fund’s Sub-advisers use to determine how to vote proxies relating to the Fund’s portfolio securities can be found in the Funds SAI (Appendix B), and is available, (i) without charge, upon request, by calling 1-888-887-0619, (ii) on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov, and (iii) online on the Funds’ website at http://www.mercer.us/mutual-funds-on-offer. Information about the Funds’ proxy voting decisions are available online at https://viewpoint.glasslewis.com/WD/?siteId=MercerFundsProxy and http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT, which when filed, will be available on the SEC’s website at http://www.sec.gov. When filed, the Funds’ Form N-PORT may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Mercer Funds

Additional Information (Unaudited) (Continued)

Board Approval of the Investment Management Agreement for the Funds and Subadvisory Agreements for the Funds during the period April 1, 2021 through September 30, 2021

June 9-10, 2021 Board Meeting

Mercer US Large Cap Equity Fund

Mercer US Small/Mid Cap Equity Fund

Mercer Non-US Core Equity Fund

Mercer Emerging Markets Equity Fund

Mercer Global Low Volatility Equity Fund

Mercer Core Fixed Income Fund

Mercer Opportunistic Fixed Income Fund

Renewal of the Investment Management Agreement for the Funds

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the Mercer Funds (the “Trust”) held on June 9-10, 2021 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust or Mercer Investments LLC, the Trust’s investment advisor (the “Advisor”) (together, the “Independent Trustees”), considered and approved the renewal of the investment management agreement between the Advisor and the Trust (the “Investment Management Agreement”) with respect to each of the series of the Trust (each a “Fund,” and collectively, the “Funds”), consisting of: Mercer US Large Cap Equity Fund (the “Large Cap Fund”), Mercer US Small/Mid Cap Equity Fund (the “Small/Mid Cap Fund”), Mercer Non-US Core Equity Fund (the “Non-US Core Fund”), Mercer Emerging Markets Equity Fund (the “Emerging Markets Fund”), Mercer Global Low Volatility Equity Fund (the “Global Low Volatility Fund”), Mercer Core Fixed Income Fund (the “Core Fixed Income Fund”), and Mercer Opportunistic Fixed Income Fund (the “Opportunistic Fixed Income Fund”).

In considering the renewal of the Investment Management Agreement, the Independent Trustees reviewed the information and materials furnished by the Advisor that were prepared for the Meeting, including: (i) the Investment Management Agreement with respect to the Advisor’s management of the assets of each Fund; (ii) information describing the nature, extent, and quality of the services that the Advisor provided to the Funds; the fees that the Advisor charged to the Funds for these services; and a comparison of those fees to the fees paid by a peer group of other investment companies having investment objectives similar to the investment objectives of the Funds, as contained in a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent, nationally recognized provider of investment company data (the “Broadridge Report”); (iii) the Funds’ management fee waiver agreement (the “Fee Waiver Agreement”), which requires the Advisor to waive any portion of the management fee it is entitled to under the Investment Management Agreement with respect to each Fund that exceeds the aggregate amount of the subadvisory fees that the Advisor is required to pay to a Fund’s Subadvisors for the management of their allocated portions of the subject Fund; (iv) information regarding the Advisor’s business and operations; financial position; portfolio management team; and compliance program; (v) information comparing each Fund’s operating expenses to those of the Fund’s peer group of other registered investment companies with investment objectives similar to the investment objectives of the Fund, and that were identified by Broadridge in the Broadridge Report; (vi) information comparing each Fund’s performance to the performance of the Fund’s peer group of other investment companies with investment objectives similar to the investment objective of the Fund, as identified in the Broadridge Report; and (vii) information regarding the benefits that the Advisor enjoyed (or may enjoy in the future) as a result of its relationship with the Funds. The Independent Trustees also considered presentations made by, and discussions held with, representatives of the

Mercer Funds

Additional Information (Unaudited) (Continued)

Advisor, both at the Meeting and throughout the course of the year at regularly scheduled and special Board meetings. The Independent Trustees also evaluated the Advisor’s answers and responses to the questions and information requests contained in the 15(c) Information Request Letter that was submitted to the Advisor on behalf of the Independent Trustees for use in connection with the contract renewal process, as well as certain follow-up responses that had been requested on behalf of the Independent Trustees by their independent legal counsel. In addition, the Independent Trustees considered presentations made by, and discussions held with, representatives of the Advisor.

During their review of this information, the Independent Trustees considered and analyzed the factors that they deemed relevant with respect to the Advisor, including: the nature, extent, and quality of the services that were provided to the Funds by the Advisor; the Advisor’s investment management personnel and operations; the performance of the Funds; the Funds’ expense levels, including the effect of the Fee Waiver Agreement on Fund expenses; the fact that the Advisor was not realizing a direct profit from the investment advisory services it provides to the Funds under the Investment Management Agreement as a result of the Fee Waiver Agreement; and any ancillary benefits to the Advisor and its affiliates of the Advisor’s relationship with the Funds. The Independent Trustees also considered the nature, extent, and quality of the non-advisory services that the Advisor and its affiliates provided to the Funds. Additionally, the Independent Trustees received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements.

In their consideration of the renewal of the Investment Management Agreement, the Independent Trustees considered the following factors:

(a)  The nature, extent, and quality of the services that were provided by the Advisor.  The Independent Trustees reviewed the services that the Advisor had provided to the Funds. In connection with the investment advisory services that were provided to the Funds, the Independent Trustees considered the qualifications, experience, and capabilities of the Advisor’s portfolio management team and other investment personnel, and the extent of care and conscientiousness with which the Advisor personnel performed their duties. In this regard, the Independent Trustees considered that, while the Advisor focused primarily on the selection, evaluation, and oversight of the Funds’ Subadvisors, consistent with the Trust’s multi-manager structure, the Advisor also had extensive other responsibilities as the Funds’ investment advisor, including: the provision of investment advice; the allocation of each Fund’s assets among multiple Subadvisors (including overseeing the process of transitioning assets among Subadvisor(s)), and the fee negotiation process whereby the Advisor sought to achieve an appropriate and competitive level of fees and fee structure, and the Advisor’s continual monitoring of the ongoing appropriateness and competitiveness of each subadvisory fee and fee structure; the monitoring of each Subadvisor’s investment performance and processes; the oversight of each Subadvisor’s compliance with the applicable Fund’s investment objective, policies, and limitations, including portfolio investment guidelines; review of portfolio security brokerage and trading practices, as well as the use of derivatives or other complex financial instruments; implementation of risk management programs; and oversight of general portfolio compliance with relevant law.

The Independent Trustees considered the Advisor’s ability and willingness to identify instances where there was a need to add a new Subadvisor, to replace a current Subadvisor, to reallocate Fund assets among current Subadvisors, to utilize a new strategy of a current Subadvisor, or to implement a combination of these measures, as well as the Advisor’s ability to promptly, efficiently, and economically effect such changes. The Independent Trustees also noted the services provided by the Advisor in connection with the review, selection, evaluation and monitoring of Subadvisors for the Funds. The Independent Trustees considered the fact that the Advisor is capable of providing, through

Mercer Funds

Additional Information (Unaudited) (Continued)

its other business divisions, significant manager research and related services to the Funds that an investment advisor to a fund complex of similar size as the Funds might not otherwise be able to provide.

The Independent Trustees discussed the Trust’s multi-manager structure, and the services required by the Trust under that structure, as compared to an investment company without multiple Subadvisors. The Independent Trustees also evaluated the nature, extent, and quality of the non-investment advisory and administrative services that were provided to the Funds by the Advisor, such as the supervision of the Funds’ third-party service providers. The Independent Trustees considered the scope and substance of the Advisor’s regulatory and compliance policies, procedures, and systems. The Independent Trustees evaluated the Advisor’s capabilities in providing the administrative, legal and compliance services needed to support management of the Funds, and the information that regularly had been provided by the Trust’s Chief Compliance Officer to the Trustees at prior Board meetings. The Independent Trustees also considered the Advisor’s willingness both to add personnel and to replace existing personnel, as the Funds have grown, in order to ensure that appropriate staffing levels were maintained.

Based on their consideration and review of the foregoing information, the Independent Trustees determined that the Funds benefited from the nature, extent, and quality of these services, as well as the Advisor’s ability to continue to provide these services based on the Advisor’s experience, operations, and resources and concluded that they supported the continuation of the Investment Management Agreement with the Advisor.

(b)  The costs of the services provided and the profits realized by the Advisor and its affiliates from the Advisor’s relationship with the Funds.  The Independent Trustees compared each Fund’s contractual and actual management fee and expense ratio to other investment companies considered to be in the Fund’s respective peer group (as identified by Broadridge in its Report) and noted each Fund’s rankings. The Independent Trustees also considered the Fee Waiver Agreement and its effect on the Advisor’s actual management fee and the Funds’ expense ratios and further considered that the Advisor intended to renew the Fee Waiver Agreement for another year through July 31, 2022. The Independent Trustees noted the Advisor’s explanation that it does not manage other funds, including registered investment companies, or other client accounts that are comparable to the Funds and, therefore, the Advisor could not provide relevant information regarding the Advisor’s fees for servicing such funds or accounts.

The Independent Trustees considered the entrepreneurial risk undertaken by the Advisor in managing and operating the Trust and the Funds and they considered the Advisor’s commitment to the continued successful operation of the Funds. Regarding the level of profitability being realized by the Advisor in connection with its management of the Funds, the Independent Trustees took note of the Advisor’s explanation that the Advisor was not realizing a direct profit from the investment advisory services it provides to the Funds as a result of the Fee Waiver Agreement. The Independent Trustees also discussed the Advisor’s ongoing costs in operating the Funds. The Independent Trustees considered the Advisor’s ongoing initiative to negotiate reduced fee schedules for certain of the Subadvisors, which results in a benefit to the Funds and their shareholders under the Fee Waiver Agreement to the extent that such subadvisory fees are reduced.

The Independent Trustees also considered the other relationships that the Advisor and its affiliates have with the Trust, and any ancillary benefits realized by the Advisor and its affiliates from the Advisor’s relationship with each Fund, as described in the Advisor’s responses to the questions and information requests contained in the 15(c) Information Request Letter, as well as in the comments of the Advisor’s personnel at the Meeting. The Independent Trustees recognized that, because of the Trust’s multi-manager structure, the Advisor did not place portfolio transactions on behalf of the Funds, and, thus, the

Mercer Funds

Additional Information (Unaudited) (Continued)

Advisor did not receive proprietary research from broker-dealers that executed the Funds’ portfolio transactions. In addition, the Independent Trustees noted that the Advisor, as a policy, did not receive any services paid for by Fund soft dollar commissions. As such, the Independent Trustees took note of the fact that the Advisor did not derive any benefits from any Fund portfolio transactions, which benefits were enjoyed by certain Subadvisors.

The Independent Trustees took into consideration the Advisor’s discussion of the ancillary benefits that the firm (along with its affiliates) may realize by managing the Funds, to the extent that potential investors view the Advisor and its affiliates as providing a diverse array of investment products, and managing different asset classes, which were available through multiple investment vehicles, as well as the benefits to the Advisor stemming from its ability to negotiate global fee arrangements from time to time with certain of the Subadvisors. The Independent Trustees also noted that the Advisor will provide or procure, as applicable, certain non-distribution related shareholder administrative services pursuant to the Shareholder Administrative Services Plan for the Adviser Class shares, Class I shares and Class Y-2 shares of the Funds (the “Shareholder Services Plan”) and the Second Amended and Restated Shareholder Administrative Services Agreement between the Advisor and the Funds (the “Administrative Services Agreement”), and that the Advisor would be entitled to receive compensation from the Adviser Class, Class I and Class Y-2 shares of the Funds for acting in that capacity. The Independent Trustees acknowledged that no compensation had been paid to date as there currently were no Adviser Class, Class I or Class Y-2 shares outstanding. The Independent Trustees considered that compensation to be paid to the Advisor under the Administrative Services Agreement would be accrued from the fees paid under the Shareholder Services Plan. The Independent Trustees also considered that, in return for this compensation, the Advisor would be responsible for, among other things, attending to shareholder correspondence, assisting with exchanges and the processing of purchases and redemptions of shares, maintaining account records, processing dividend payments and preparing and distributing documents for shareholder use. As such, the Independent Trustees concluded that these potential benefits that would accrue to the Advisor and its affiliates by virtue of their relationships to the Funds are reasonable and fair in comparison with the costs of providing the relevant services.

(c)  The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders.  The Independent Trustees took into consideration the fact that the advisory fee schedule for each Fund currently includes breakpoints at the levels of $750 million in assets and also at $1 billion in assets. The Independent Trustees noted that, as a result of the Fee Waiver Agreement, any decreases in the advisory fee for a particular Fund under the Investment Advisory Agreement resulting from the Fund passing certain asset level thresholds would not result in a decrease in the fee paid by that Fund under the current Fee Waiver Agreement, which requires that the Advisor waive any portion of its management fee that exceeds the aggregate fees paid to a Fund’s Subadvisors.

(d)  The investment performance of each Fund and the Advisor.  The Independent Trustees considered the investment performance of each Fund, and evaluated Fund performance in the context of the Trust’s multi-manager structure, and the unique considerations that this structure requires. The Independent Trustees considered whether the Funds operated within their investment objectives and styles, and considered each Fund’s record of compliance with its investment restrictions. The Independent Trustees also considered that the Advisor continues to be proactive in seeking to replace and/or add Subadvisors, to reallocate assets among Subadvisors, and to implement new investment Subadvisor strategies, with a view to improving Fund performance over the long term.

While consideration was given to the Advisor’s performance reports and discussions at prior Board meetings, particular attention was given to the Broadridge Report prepared specifically for the Meeting.

Mercer Funds

Additional Information (Unaudited) (Continued)

In reviewing the performance of the Funds, the Independent Trustees considered the performance of each Fund over various measurement periods ended March 31, 2021, noting that the performance of the Large Cap Fund fell within the third quintile, the performance of the Small/Mid Cap Fund fell within the second quintile, the performance of the Non-US Core Fund fell within the first quintile, the performance of the Emerging Markets Fund fell within the first quintile, the Global Low Volatility Fund’s performance fell within the first quintile, the Core Fixed Income Fund’s performance fell within the first quintile and the Opportunistic Fixed Income Fund’s performance fell within the fifth quintile of their respective performance universes for performance for the ten-year measurement period or since inception for those Funds that did not have ten years of performance. The Independent Trustees also took into consideration the Advisor’s expectations for the acceptable performance of each Fund with respect to a range of quintiles.

With respect to their review of the performance results of each of the Funds, the Independent Trustees took into consideration the following:

1.  Large Cap Fund.  In the case of the Large Cap Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the first, second, third, second, second and third quintiles, respectively, of its peer universe. The Independent Trustees also considered that the Large Cap Fund’s performance for each of the six measurement periods placed the Fund’s performance in the first, third, fourth, third, fourth and fourth quintiles, respectively, of its peer group. With regard to the performance of the Large Cap Fund relative to its peer group, the Independent Trustees noted that the Advisor had recommended, and the Board approved, the appointment of Jennison Associates LLC (“Jennison”), Polen Capital Management, L.L.C. (“Polen”) and Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust (“Macquarie”), in 2019 to replace various Subadvisors.

2.  Small/Mid Cap Fund.  In the case of the Small/Mid Cap Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the third quintile for the one-year period and in the second quintile for each of the other measurement periods, of its peer universe. The Independent Trustees also considered that the Small/Mid Cap Fund’s performance for each of the six measurement periods placed the Fund’s performance in the third, second, third, third, third and fourth quintiles, respectively, of its peer group. With regard to the performance of the Small/Mid Cap Fund relative to its peer group, the Independent Trustees noted that the Advisor had recommended, and the Board had approved, the appointment of River Road Asset Management, LLC (“River Road”) in 2019.

3.  Non-US Core Fund.  In the case of the Non-US Core Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the third, second, second, second, second and first quintiles, respectively, of its peer universe. The Independent Trustees also considered that the Non-US Core Fund’s performance for each of the six measurement periods placed the Fund’s performance in the third, third, first, first, first and first quintiles, respectively, of its peer group.

4.  Emerging Markets Fund.  In case of the Emerging Markets Fund, which had commenced operations in May of 2012, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four- and five-year and since inception measurement periods placed it in the third, fourth, fourth, fourth, fourth and first quintiles, respectively, of its peer universe. The Independent Trustees also considered that the Emerging Markets Fund’s performance for each of the six measurement periods placed the Fund’s performance in the third, fourth, fourth, fourth, fifth and first quintiles, respectively, of its peer group. With regard to the performance of the Emerging Markets Fund relative to its peer group, the Independent Trustees noted that the Advisor had recommended, and the Board had approved, the

Mercer Funds

Additional Information (Unaudited) (Continued)

appointment of Origin Asset Management LLP (“Origin”) in 2019; the appointments of Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited in January 2021; and the appointments of BennBridge US LLC and Grantham, Mayo, Van Otterloo & Co. LLC in March 2021.

5.  Global Low Volatility Fund.  In case of the Global Low Volatility Fund, which had commenced operations in November of 2012, the Independent Trustees noted that performance for the one-, two-, three-, four- and five-year and since inception measurement periods placed it in the second, second, first, first, first and first quintiles, respectively, of its peer universe. The Independent Trustees also considered that the Global Low Volatility Fund’s performance for the one-, two-, three-, four- and five-year periods was in the first quintile for each of the measurement periods for its peer group. The Independent Trustees noted that, in an effort to improve the Global Low Volatility Fund’s risk/return profile, the Advisor had recommended, and the Board had approved, the appointment of Ninety One North America, Inc. in 2021.

6.  Core Fixed Income Fund.  In the case of the Core Fixed Income Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the third quintile for the one-year period and in the first quintile for each of the other measurement periods, of its peer universe. The Independent Trustees also considered that the Core Fixed Income Fund’s performance for each of the six measurement periods placed the Fund’s performance in the third, first, first, first, second and first quintiles, respectively, of its peer group.

7.  Opportunistic Fixed Income.  In the case of the Opportunistic Fixed Income Fund, which had commenced operations in August of 2013, the Independent Trustees noted that performance for the one-, two-, three-, four- and five-year and since inception measurement periods placed it in the third, third, fifth, fourth, third and fifth quintiles, respectively, of its peer universe. The Independent Trustees also considered that the Opportunistic Fixed Income Fund’s performance for each of the six measurement periods placed its performance in the fourth, third, fifth, fifth, fourth and fifth quintiles, respectively, of its peer group. With regard to the performance of the Opportunistic Fixed Income Fund relative to its peer group, the Independent Trustees noted that, in order to address the Fund’s performance, the Advisor had terminated T. Rowe Price Associates, Inc. and T. Rowe Price International Limited in their roles as Subadvisor and Sub-Subadvisor, respectively, to the Fund in April 2020. In connection with their consideration of the performance results for the Opportunistic Fixed Income Fund, the Independent Trustees also considered the Advisor’s explanation that the Fund was designed by the Advisor to serve a specific purpose and investment need and that the Fund does not have a peer group or universe that is comparable. The Board noted the Advisor’s explanation that the Opportunistic Fixed Income Fund is classified in the Broadridge Report as a multi-sector fixed income fund, but that the Fund also has exposure to multi-asset credit (including high yield) and emerging markets debt, which may differentiate the Fund from certain of the funds included in its peer universe and peer group. The Independent Trustees further took into consideration the Advisor’s explanation that the Opportunistic Fixed Income Fund had been successful in achieving its intended performance results consistent with the Advisor’s objective for the Fund.

On the basis of the foregoing, the Independent Trustees concluded that the Advisor’s performance in managing each Fund indicated that the Advisor’s continued management will benefit the Funds and their shareholders.

Conclusion.  Following further consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Independent Trustees. Based on these factors, and such other matters as were deemed relevant, the Independent Trustees concluded that the management fee rates of the Funds continued to be supported by the services provided by the Advisor to the Funds, as

Mercer Funds

Additional Information (Unaudited) (Continued)

well as by the costs that were incurred and benefits that were gained by the Advisor in providing such services. It was noted that the Independent Trustees had taken into consideration the fees charged by the investment advisors to the investment companies included in the Funds’ peer groups as presented in the Broadridge Report. As a result, the Independent Trustees concluded that the approval of the Investment Management Agreement was in the best interests of the Funds and their shareholders, and they approved the renewal of the Investment Management Agreement.

Mercer US Large Cap Equity Fund

Mercer US Small/Mid Cap Equity Fund

Mercer Non-US Core Equity Fund

Mercer Emerging Markets Equity Fund

Mercer Global Low Volatility Equity Fund

Mercer Core Fixed Income Fund

Mercer Opportunistic Fixed Income Fund

Renewal of Certain Subadvisory Agreements for the Funds

At the Meeting, the Board, including the Independent Trustees, also considered and approved the continuation of the subadvisory agreements (collectively, the “Subadvisory Agreements”) entered into by the Advisor and the following Subadvisors for the Funds: Brandywine Global Investment Management, LLC, Macquarie, Jennison, O’Shaughnessy Asset Management, LLC, and Polen (in the case of the Large Cap Fund); GW&K Investment Management, LLC, Loomis, Sayles & Company, L.P. (“Loomis”), LSV Asset Management (“LSV”), River Road, and Westfield Capital Management Company, L.P. (in the case of the Small/Mid Cap Fund); American Century Investment Management, Inc., Arrowstreet Capital, Limited Partnership, LSV and Massachusetts Financial Services Company (in the case of the Non-US Core Fund); Origin and William Blair Investment Management, LLC (in the case of the Emerging Markets Fund); Acadian Asset Management LLC, Martingale Asset Management, L.P. and Veritas Asset Management LLP (in the case of the Global Low Volatility Fund); BlackRock International Limited, Colchester Global Investors Limited, Loomis, Western Asset Management Company, LLC and Western Asset Management Company Limited (sub-subadvisor) (in the case of the Opportunistic Fixed Income Fund); and Income Research & Management, Manulife Asset Management (US) LLC and PGIM, Inc. (in the case of the Core Fixed Income Fund) (each a “Subadvisor,” and together, the “Subadvisors”).

In considering the renewal of the Subadvisory Agreements, the Independent Trustees considered the information and materials from the Advisor that included, as to each Subadvisor whose Subadvisory Agreement was being considered and each Fund: (i) the Subadvisory Agreement between the Advisor and the Subadvisor; (ii) information regarding the review and due diligence process by which the Advisor selected, monitored, and evaluated the Subadvisor, and recommended the Subadvisor for Board approval; (iii) information describing the nature, extent, and quality of the services that the Subadvisor provided to the respective Fund, and the fees that the Subadvisor charged the Advisor for these services; (iv) the Fee Waiver Agreement, which requires the Advisor to waive any portion of the management fee it is entitled to under the Investment Management Agreement with respect to each Fund that exceeds the aggregate amount of the subadvisory fees that the Advisor is required to pay to a Fund’s Subadvisors for the management of their allocated portions of the subject Fund; (v) information regarding the Subadvisor’s business and operations, financial condition, portfolio management team, and compliance program; (vi) information regarding the Subadvisor’s brokerage and trading policies and practices; (vii) the Subadvisor’s performance in managing its allocated portion of the Fund’s investment portfolio; (viii) the Subadvisor’s historical performance returns managing a similar investment mandate (as applicable), and a comparison of performance returns of the allocated portion of the Fund managed by

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Additional Information (Unaudited) (Continued)

the Subadvisor to a relevant index; and (ix) the Advisor’s detailed monitoring and reporting of Subadvisor performance on qualitative and quantitative factors.

In addition, the Independent Trustees considered presentations made by, and discussions held with, representatives of the Advisor and representatives of various Subadvisors, both at the Meeting and throughout the course of the year at Board meetings, as applicable. During their review of this information, the Independent Trustees also considered information provided by the Advisor regarding the Subadvisors’ answers and responses to applicable information requests contained in the 15(c) Questionnaire. The Independent Trustees considered and analyzed the factors that they deemed relevant with respect to each Subadvisor, including: the nature, extent, and quality of the services that were provided to the applicable Fund by the Subadvisor; the Subadvisor’s investment management style and investment decision-making process; the Subadvisor’s historical performance record managing its allocated portion of the Fund’s portfolio, as well as managing pooled investment products similar to the applicable Fund (as applicable); the qualifications and experience of the employees at the Subadvisor who were responsible for the day-to-day management of the allocated portion of the Fund; and the Subadvisor’s staffing levels and overall resources. The Independent Trustees also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the Subadvisors, which includes extensive management and compliance due diligence with respect to the management and operations of each of the Subadvisors. Additionally, the Independent Trustees received assistance and advice from their independent legal counsel regarding legal standards in connection with their duties and responsibilities when approving advisory agreements.

In particular, and as to each Fund and to each Subadvisor, the Independent Trustees considered the following factors:

(a)  The nature, extent, and quality of the advisory services that were provided by the Subadvisors.  The Independent Trustees reviewed the nature, extent, and quality of the advisory services that each Subadvisor had provided to the applicable Fund. The Independent Trustees considered the Advisor’s active role as a manager of managers, which included, among other items, monitoring and evaluating the performance of the Subadvisors, recommending that Subadvisors that have not performed as expected either be replaced or their allocated portion of the Fund’s portfolio be reduced. The Independent Trustees considered the specific investment management process that was employed by each Subadvisor in managing the assets that were allocated to the Subadvisor (which had been discussed with each Subadvisor previously); the qualifications, experience, and capabilities of the Subadvisor’s management and other personnel responsible for the portfolio management of the allocated portion of the applicable Fund; the financial position of the Subadvisor; information regarding the Subadvisor’s regulatory and legal compliance policies and procedures; and the Subadvisor’s brokerage practices. The Independent Trustees considered each Subadvisor’s infrastructure and whether it continued to support the Subadvisor’s investment strategy adequately. The Independent Trustees also considered the Advisor’s review, selection, and due diligence process with respect to each Subadvisor, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services that were provided by the Subadvisor. The Independent Trustees determined that each Fund would continue to benefit from the quality and experience of the portfolio managers of each Fund’s Subadvisors.

Based on their consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent, and quality of the subadvisory services that were provided by each Subadvisor, as well as each Subadvisor’s ability to continue to provide these services based on its experience, operations, and resources, were adequate and appropriate, and had benefited, and will continue to benefit, the applicable Fund and its shareholders. The Independent Trustees concluded that these factors supported the continuation of the Subadvisory Agreements with the Subadvisors.

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Additional Information (Unaudited) (Continued)

(b)  The costs of the services provided and the profits realized by the Subadvisor and its affiliates from the Subadvisor’s relationship with the Funds.  The Independent Trustees considered the review, selection, and due diligence process employed by the Advisor in deciding to recommend each Subadvisor as a Subadvisor to the respective Fund. The Independent Trustees took account of the Advisor’s reasons for concluding that the compensation payable to each Subadvisor for its services to the Funds was reasonable in light of the nature and quality of the services furnished to the Fund, and the Advisor’s recommendation at the Meeting that the Subadvisors be continued, including in light of the fact that the Subadvisors’ fees would be indirectly borne by the respective Funds and their shareholders.

The Independent Trustees considered the expected impact of the subadvisory fees on the Funds’ overall operating expenses, given the Fee Waiver Agreement. In addition, since the fees paid by the Advisor to each Subadvisor were the result of arm’s-length bargaining between unaffiliated parties, the relevance of each Subadvisor’s profitability was considered by the Independent Trustees in that context. The Independent Trustees took into account the Advisor’s ongoing monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure, the Advisor’s assessment that the subadvisory fee rates charged by each Subadvisor reflected a reasonable fee arrangement, and the Advisor’s continued initiative to negotiate reduced subadvisory fee schedules with the Subadvisors, which benefits the Funds and their shareholders due to the Fee Waiver Agreement to the extent that such subadvisory fees are reduced. The Independent Trustees also took note of the Advisor’s explanation that the Advisor was not realizing a direct profit from the investment advisory services it provides to the Funds as a result of the subadvisory fee arrangements and the Fee Waiver Agreement. The Independent Trustees also considered the information supplied by each Subadvisor that presented data regarding the fees charged to other comparable clients of the Subadvisor (as applicable). Based on their discussion, the Independent Trustees concluded that, in light of the quality and extent of the services that were provided, the fees paid to each Subadvisor with respect to the Fund assets that were allocated to the Subadvisor appeared to be within a reasonable range in relation to the services to be provided by each Subadvisor.

(c)  Ancillary Benefits.  The Independent Trustees considered whether there were any ancillary benefits that may accrue to the Subadvisors as a result of their relationships with the Funds. The Independent Trustees concluded that certain Subadvisors may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Independent Trustees noted that the Subadvisors were required to select brokers who met the Funds’ requirements for seeking best execution, and that the Advisor monitored and evaluated the Subadvisors’ trade execution with respect to Fund brokerage transactions on a quarterly basis and provided reports to the Board on these matters. The Independent Trustees concluded that the benefits accruing to the Subadvisors by virtue of their relationships with the Funds were reasonable based upon the level and quality of services provided.

(d)  The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders.  With respect to economies of scale, the Independent Trustees considered each Subadvisor’s fee schedule for providing services to the applicable Fund, and noted that several of the Subadvisory Agreements included breakpoints that would reduce the Subadvisor’s fee as the allocated portion of the applicable Fund (and/or certain assets globally with respect to the Advisor and its affiliates) managed by the Subadvisor increased. It was noted that the benefit of breakpoints would indirectly go to the Funds and their shareholders, given the Fee Waiver Agreement.

(e)  The investment performance of the Funds and the Subadvisors.  The Independent Trustees considered whether each Subadvisor operated within the applicable Fund’s investment objective and style and consistent with the Subadvisor’s investment strategy to support the Fund’s multi-manager

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structure and approach, and noted each Subadvisor’s record of compliance with the Fund’s relevant investment restrictions and guidelines. The Independent Trustees also considered the Advisor’s conclusions, and the reasons supporting the Advisor’s conclusions, that the performance record of each Subadvisor, including on an absolute basis and relative to each Subadvisor’s benchmark index over different time periods, supported the approval of its Subadvisory Agreement.

Conclusion.  Following full consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Independent Trustees. Based on these factors, along with the determinations of the Advisor at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Independent Trustees concluded that the fee rate for each Subadvisor continued to be supported by the services that were provided by each of the Subadvisors to the Funds, as well as by the information available on costs that were incurred and benefits that were gained by the Subadvisors in providing such services. As a result, the Independent Trustees concluded that the approval of the Subadvisory Agreements was in the best interests of the Funds and their shareholders and approved the renewal of each of the Subadvisory Agreements.

Mercer Funds

Understanding Your Fund’s Expenses (Unaudited)

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The first line in the table for each Fund shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from April 1, 2021 through September 30, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = $8.60) and multiply the result by the number in the Operating Expenses Incurred column as shown below for your Class. The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Large Cap — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.29%	1,000.00	1,093.60	1,046.80	1.52
Hypothetical	0.29%	1,000.00	1,023.61	1,011.81	1.47

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.29%, multiplied by the average account value over the period, multiplied by 183/365.

Small/Mid Cap — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.46%	1,000.00	1,050.60	1,025.30	2.36
Hypothetical	0.46%	1,000.00	1,022.76	1,011.38	2.33

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 183/365.

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Understanding Your Fund’s Expenses (Unaudited) (Continued)

Non-US Core Equity — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.38%	1,000.00	1,039.60	1,019.80	1.94
Hypothetical	0.38%	1,000.00	1,023.16	1,011.58	1.93

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.38%, multiplied by the average account value over the period, multiplied by 183/365.

Non-US Core Equity — Class I *

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred**
Actual	0.62%	1,000.00	989.20	994.60	1.18
Hypothetical	0.62%	1,000.00	1,008.40	1,004.20	1.19

*	The Class commenced operations on July 22, 2021.
**	Actual expenses are equal to the Class’ annualized expense ratio of 0.62%, multiplied by the average account value over the period, multiplied by 70/365.

Core Fixed — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.15%	1,000.00	1,023.90	1,011.95	0.76
Hypothetical	0.15%	1,000.00	1,024.32	1,012.16	0.76

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/365.

Opportunistic Fixed — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.47%	1,000.00	1,023.00	1,011.50	2.38
Hypothetical	0.47%	1,000.00	1,022.71	1,011.36	2.38

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 183/365.

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Understanding Your Fund’s Expenses (Unaudited) (Continued)

Emerging Markets — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.46%	1,000.00	957.30	978.65	2.26
Hypothetical	0.46%	1,000.00	1,022.76	1,011.38	2.33

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 183/365.

Global Low Volatility — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.31%	1,000.00	1,072.90	1,036.45	1.61
Hypothetical	0.31%	1,000.00	1,023.51	1,011.76	1.57

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.31%, multiplied by the average account value over the period, multiplied by 183/365.

Mercer Funds

Trustees and Officers (Unaudited)

The following tables list the Trust’s Trustees and Officers as of the date of this report; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in registered investment companies. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trust’s trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request, by calling 1-888-887-0619, or on the SEC website at www.sec.gov.

Independent Trustees

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Harrison M. Bains, Jr. 99 High Street Boston, MA 02110 (78)	Trustee	Trustee since 2005	Mr. Bains is retired.	7	Mr. Bains is a director of Cara Therapeutics, Inc.; Mr. Bains was a director of BG Medicine, Inc. (2007 to 2014) and a trustee of BofA Funds Series Trust (11 portfolios) (2011 to 2016).

Adela M. Cepeda 99 High Street Boston, MA 02110 (63)	Chairperson and Trustee	Chairperson since 2018; Trustee since 2005	Ms. Cepeda was Managing Director of PFM Financial Advisors LLC (a financial advisory firm) from September 2016 to December 2019. Ms. Cepeda was previously Founder and President of A.C. Advisory, Inc. (a financial advisory firm) 1995-2016.	7	Ms. Cepeda is a director or trustee of: The UBS Funds (12 portfolios); UBS Relationship Funds; SMA Relationship Trust (1 portfolio); Morgan Stanley Pathway Funds (11 portfolios); BMO Financial Corp. (U.S. holding company for BMO Harris Bank N.A.); Ms. Cepeda was a director of Fort Dearborn Income Securities, Inc. (2000 to 2016).

Gail A. Schneider 99 High Street Boston, MA 02110 (72)	Trustee	Trustee since 2009	Ms. Schneider is a self-employed consultant since 2007. Ms. Schneider was previously an Executive Vice President at JPMorgan Chase & Co.	7	None

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Trustees and Officers (Unaudited) (Continued)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee

Luis A. Ubiñas 99 High Street Boston, MA 02110 (58)	Trustee	Trustee since 2019	Mr. Ubiñas is retired. Mr. Ubiñas previously served as President of the Ford Foundation (a not-for profit organization) from 2008 to 2013 and prior to that he served as a Senior Partner for McKinsey & Company (a global consulting firm).	7	Mr. Ubiñas is a Director of: ATT, Electronic Arts, Inc., and Tanger Factory Outlet Centers, Inc.

Joan E. Steel 99 High Street Boston, MA 02110 (68)	Trustee	Trustee since 2020	Ms. Steel is the Founder and Chief Executive Officer of Alpha Wealth Advisors LLC since September 2009. Prior to founding her own firm, Ms. Steel was a Senior Vice President, Private Wealth Advisor for the Capital Group, a large global asset manager.	7	Ms. Steel was an independent director of The Hershey Trust Company from 2012 to 2016.

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Trustees and Officers (Unaudited) (Continued)

Interested Trustee:

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Richard S. Joseph** (56)	Trustee, President, and Chief Executive Officer	Since 2016	Mr. Joseph is Vice President and Head of the US Mercer Delegated Solutions of Mercer Investments LLC since December 2015. Prior to December 2015, he was Chief Operating Officer of Mercer Investments LLC.	7	Mr. Joseph is a trustee of Mercer Trust Company LLC and was a director of Mercer Investments LLC from January 2017 to March 2019.

(1)	Each Trustee holds office for an indefinite term.

*	The “Fund Complex” consists of the Trust, which has seven portfolios.

**	Mr. Joseph is considered to be an “interested person,” as defined in the 1940 Act, of the Trust due to his relationship with the Advisor.

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Trustees and Officers (Unaudited) (Continued)

Officers:

The executive officers of the Trust not named above are:

Name and Age	Position(s) Held with the Trust	Term of Office+ and Length of Time Served	Principal Occupation(s) During Past 5 Years
Samantha Davidson (46)	Vice President	Since 2021	Ms. Davidson is a Senior Partner at Mercer for Mercer’s OCIO Business. Prior to joining Mercer in 2020, Ms. Davidson spent 17 years in various positions, most recently as Managing Director and head of client solutions for Goldman Sachs Personal Financial Management.

Stephen Gouthro (53)	Vice President, Treasurer and Chief Financial Officer	Since 2018	Mr. Gouthro is a partner at Mercer and U.S. Chief Operating Officer for Mercer’s U.S. Business Solutions Group. Mr. Gouthro joined Mercer in 2018. Prior to joining Mercer, Mr. Gouthro was at Putnam Investments in various leadership roles in Operations, Technology, and Investments.

Barry Vallan (52)	Vice President and Assistant Treasurer	Since 2021	Mr. Vallan is a Principal and the Head of Fund Administration at Mercer Investments LLC. Prior to joining Mercer in 2020, Mr. Vallan was Vice President of Fund Administration at J.P. Morgan (from 2017 to 2020) and a Director of Fund Accounting & Administration at the Bank of America (from 2002 to 2017).

Jeff Coleman (51)	Vice President and Assistant Treasurer	Since 2019	Mr. Coleman is Head of Investment Operations at Mercer Investments LLC since 2019. Prior to joining Mercer, Mr. Coleman was a Vice President at Fidelity Investments from 2016 to 2018 and a Managing Director, Fund Chief Financial Officer at BofA Global Capital Management from 2010 to 2016.

Stan Mavromates (60)	Vice President and Chief Investment Officer	Since 2012	Mr. Mavromates is Vice President and Chief Investment Officer of Mercer Investments LLC since 2012.

Colin Dean (44)	Vice President and Assistant Secretary	Since 2021++	Mr. Dean is Global Chief Counsel, Investments since 2018. He has served as Senior Legal Counsel—Investments for Mercer Investments LLC since 2010.

Caroline Hulme (36)	Vice President, Chief Legal Officer and Secretary	Since 2021++	Ms. Hulme is Senior Legal Counsel, Investments since 2018. She served as Legal Counsel—Investments for Mercer Investments LLC since 2014.

Larry Vasquez (54)	Vice President	Since 2012	Mr. Vasquez is a Vice President and Portfolio Manager of Mercer Investments LLC since 2012.

Erin Lefkowitz (40)	Vice President	Since 2021	Ms. Lefkowitz is a Vice President and Senior Portfolio Manager of Mercer Investments LLC. Prior to joining Mercer in 2021, Ms. Lefkowitz held various roles in risk management, portfolio construction, trading and global fixed income portfolio management at Putnam Investments.

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Trustees and Officers (Unaudited) (Continued)

Name and Age	Position(s) Held with the Trust	Term of Office+ and Length of Time Served	Principal Occupation(s) During Past 5 Years

Jennifer Reiche (50)	Vice President and Chief Compliance Officer	Since 2019	Ms. Reiche is the Chief Compliance Officer of Mercer Trust Company LLC since July 2019 and Interim Chief Compliance Officer of Mercer Investments LLC effective July 31, 2021. She served as the Chief Compliance Officer of Mercer Investments LLC from July 2019 to April 2020. She served as US Compliance Leader, Mercer Investments from January 2017 to April 2020. Ms. Reiche served as Chief Compliance Officer for Century Capital Management LLC and Century Funds (June 2014 – January 2017).

Kevin McKiernan (57)	Vice President and Deputy Chief Compliance Officer	Since 2021	Mr. McKiernan is a Senior Compliance Officer at Mercer Investments LLC. Prior to joining Mercer in 2019, he served as a compliance consultant for Mission Critical Services Corp. From 2004 to 2018, Mr. McKiernan held various positions with Prudential Financial, most recently as Director, PGIM Investments.

+	Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

++	Prior to 2021, Mr. Dean and Ms. Hulme each held different positions with the Trust, since 2010 and 2017, respectively.

Shares of Mercer Funds are distributed by MGI Funds Distributors, LLC.

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule

Not Applicable

Item 2.	Code of Ethics.

Not Applicable

Item 3.	Audit Committee Financial Expert.

Not Applicable

Item 4.	Principal Accountant Fees and Services.

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Investments.

The Registrant’s full schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11.	Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13.	Exhibits.

(a)	File the exhibits listed below as part of this Form.

(a)(1)	Not applicable.

(a)(2)

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(b)

Certification pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mercer Funds

By (Signature and Title)	/S/ Richard Joseph
Richard Joseph President and Chief Executive Officer (Principal Executive Officer)

Date 11/16/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/S/ Richard Joseph
Richard Joseph President and Chief Executive Officer (Principal Executive Officer)

Date 11/16/21

By (Signature and Title)	/S/ Stephen Gouthro
Stephen Gouthro Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date 11/16/21